UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6200

Schwab Investments – Schwab 1000 Index Fund

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Investments – Schwab 1000 Index Fund

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2016

Item 1: Report(s) to Shareholders.

Annual Report  |  October 31, 2016
Schwab Equity Index Funds

Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market
Index Fund®
Schwab International
Index Fund®

This page is intentionally left blank.

Five cost-efficient ways to tap into the power of the stock market for long-term growth potential.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S& P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Return for the 12 Months Ended October 31, 2016
Schwab S&P 500 Index Fund (Ticker Symbol: SWPPX)	4.40%
S&P 500® Index	4.51%
Fund Category: Morningstar Large Blend	2.12%
Performance Details	pages 8-10

Schwab 1000 Index Fund (Ticker Symbol: SNXFX)	3.87%
Schwab 1000 Index®	4.14%
Fund Category: Morningstar Large Blend	2.12%
Performance Details	pages 11-13

Schwab Small-Cap Index Fund (Ticker Symbol: SWSSX)	4.17%
Russell 2000® Index	4.11%
Fund Category: Morningstar Small Blend	2.91%
Performance Details	pages 14-16

Schwab Total Stock Market Index Fund (Ticker Symbol: SWTSX)	4.19%
Dow Jones U.S. Total Stock Market IndexSM	4.21%
Fund Category: Morningstar Large Blend	2.12%
Performance Details	pages 17-19

Schwab International Index Fund[1] (Ticker Symbol: SWISX)	-2.64%
MSCI EAFE® Index (Net)[2]	-3.23%
Fund Category: Morningstar Foreign Large Blend	-2.08%
Performance Details	pages 20-22

Minimum Initial Investment[3]	$ 100
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[2]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[3]	Please see the funds’ prospectus for further detail and eligibility requirements.

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
As we approach the end of the year, I’d like to take this opportunity to thank you for the trust you have placed in us here at Charles Schwab Investment Management. The past year has brought several surprise twists to the financial markets, and we appreciate your continued confidence in our ability to help you achieve your long-term financial goals.
The 12-month reporting period ended October 31, 2016, featured a generally supportive environment for stocks despite several unexpected developments overseas. The Schwab Equity Index Funds (the funds) generated returns in line with their respective indexes, with all but the Schwab International Index Fund in positive territory. International equities were particularly challenged over the reporting period by slowing in China’s growth rate and the United Kingdom’s vote to leave the European Union (also known as Brexit). While these factors acted as a drag on U.S. stocks as well, a combination of stronger economic data at home and the absence of additional interest rate increases by the Federal Reserve helped them to shake off international growth concerns and generate further gains.
The bull market’s resilient run—now in its seventh year—is the second-longest in American history. During this time, most assets across the spectrum have

Asset Class Performance Comparison % returns during the 12 months ended 10/31/2016

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
1 The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
From the President (continued)

“ The 12-month reporting period ended October 31, 2016, featured a generally supportive environment for stocks despite several unexpected developments overseas.”
appreciated at a healthy pace, resulting in positive performance for both active and passive strategies. For investors seeking lower fees, passively-managed index funds are a convenient and low-cost way to gain broad exposure to various markets. Because portfolio decisions are rules-based and transactions are infrequent, expenses tend to be much lower than those of actively managed funds. Index funds also tend to have much lower turnover than a typical actively managed fund, resulting in smaller capital gains distributions and therefore a lower tax impact for the investor.
Because of the low-cost nature of passively managed funds, we believe that index funds can complement actively managed funds in a diversified portfolio. Long-term investors should consider combining low-cost index funds with active strategies to maintain a potentially successful long-term perspective. While passive strategies might have outperformed many actively managed funds in recent years, in more challenging market episodes, the right active managers can provide strong downside protection. Market shifts can be difficult to predict, and so we believe portfolios that blend the two approaches can help investors to better weather the market’s ups and downs.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Equity Index Funds, please continue reading this report. In addition, you can find further details about the funds by visiting our website at www.csimfunds.com. We are happy to hear from you at 1-877-824-5615.
Sincerely,

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
The Investment Environment

Over the 12-month reporting period ended October 31, 2016, equity markets generated mixed returns, with U.S. stocks performing well and many international stocks in negative territory. The Federal Reserve (Fed) raised short-term interest rates for the first time in almost a decade in December 2015, but held them steady at each subsequent meeting during the reporting period. Concerns surrounding global growth and heightened market volatility weighed on stocks in the first part of the reporting period, especially after the United Kingdom’s unexpected decision in June to leave the European Union (also known as Brexit). As the reporting period continued, however, some signs of stability emerged, including improving economic data, and many equity markets rebounded. Toward the end of the reporting period, the U.S. presidential election fueled heightened market volatility and uncertainty. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 4.51%, while the Russell 2000® Index, a U.S. small-cap company measure, returned 4.11%. Internationally, the MSCI EAFE Index (Net), a broad measure of international developed equity performance, returned -3.23% for same time period.
U.S. economic data generally improved over the reporting period, despite several weak measurements during the 12 months. Corporate earnings were better-than-expected for the second quarter of 2016 but contracted in the third quarter, while U.S. nonfarm payrolls came in near expectations outside of a sharp drop in May. Consumer confidence measurements were generally below expectations for most of the reporting period, but rebounded in September to reach the highest level since the 2008 recession. However, consumer confidence fell slightly in October as increasing uncertainty surrounding the U.S. presidential election and the stability of the labor market resulted in more cautious consumers. In addition, U.S. economic growth trended upwards after dipping slightly in the first quarter of 2016, with the third quarter’s measurement coming in as the fastest growth rate recorded in two years.
Short-term interest rate policy in the U.S. remained a source of uncertainty and volatility during the reporting period. The Fed raised the federal funds rate in December 2015 to a target range of 0.25% to 0.50%, with the possibility of four additional increases in 2016. Inconsistent U.S. economic data, weak global growth, and persistently low inflation, however, caused the Fed to leave rates unchanged at each meeting during the reporting period. At its meeting in September, the Fed noted that although the case for a rate increase had strengthened, it had “…decided, for the time being, to wait for further evidence of continued progress toward its objectives.” As of the end of the reporting period, markets continued to expect one rate hike by the end of 2016.
Many central banks outside the U.S. increased accommodative policy measures over the reporting period to help combat stalling economic growth. Both the Bank of Japan and the European Central Bank increased bond purchases and introduced negative interest rates, while the People’s Bank of China (PBOC) expanded its lending facilities. Following the June Brexit vote, the Bank of England (BoE) announced its plan to take additional measures if necessary while markets adjusted. Less than two months later in early August, the BoE cut its benchmark rate and resumed quantitative easing, and also increased lending to consumers and companies. While some of these measures initially appeared to be less effective than the central banks had hoped, the positive performance of many international equities in the second half of the reporting period suggested that economic conditions outside the U.S. were beginning to improve.

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
The Investment Environment (continued)

Concerns around unsteady global growth were present throughout the first part of the 12-month reporting period, and then lessened as the reporting period continued. In China, fears about the slowing economy declined as stimulative moves by the PBOC helped to reverse downward trends in several economic gauges. Meanwhile, the results of the June Brexit vote shook markets globally, sending the British pound downward and markedly increasing uncertainty and volatility. However, because Brexit was not driven by liquidity or changes in underlying fundamentals, most stock markets rebounded and stabilized in the days and weeks that followed.
In January 2016, the price of oil dropped significantly and remained volatile in the following months, weighing on many global stock markets. Oil prices stabilized at the end of the reporting period, however, and a relatively narrow trading range supported an overall rebound in the performance of many energy companies and oil-producing countries. A proposed agreement by the Organization of the Petroleum Exporting Countries to limit output also initially helped boost oil prices after the agreement was announced, though the longer-term effects of an agreement were uncertain and skepticism surrounding the deal tempered optimism among many investors and banks.
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Fund Management

Agnes Hong, CFA, Vice President and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab S&P 500 Index Fund, Schwab 1000 Index Fund, and Schwab Small-Cap Index Fund. He joined CSIM in 2008 and became a Portfolio Manager in September 2014. Prior to this role, Mr. Rios served as an Associate Portfolio Manager on the Schwab Equity Index Strategies team for four years. His first role with CSIM was as a trade operation specialist. He also previously worked as a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).

Schwab Equity Index Funds  |  Annual Report

Schwab S&P 500 Index Fund
Performance and Fund Facts as of 10/31/16

The Schwab S&P 500 Index Fund’s (the fund) goal is to track the total return of the S&P 500 Index (the index), which includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries. To pursue its goal, the fund uses a replication investment approach and generally gives the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. U.S. large-cap stocks performed well over the 12-month reporting period. The Federal Reserve raised the federal funds rate in December 2015 to a target range of 0.25% to 0.50% and then left rates unchanged for the remainder of the reporting period, while concerns continued to lessen around China’s decelerating economy. In June, the results of the United Kingdom’s unexpected decision to leave the European Union (also known as Brexit) increased volatility and uncertainty across the globe and asset classes. Over the reporting period, U.S. economic data generally improved, despite some uneven measurements, and a better-than-expected corporate earnings report in the 2nd quarter of 2016 helped support the performance of many U.S. equities. From a sector standpoint within the index, the Utilities and the Telecommunication Services sectors outperformed over the 12-month reporting period, while the Consumer Discretionary and Health Care sectors underperformed by comparison.
Performance. The fund returned 4.40% for the 12-month reporting period ended October 31, 2016, compared with the index, which returned 4.51%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. Health Care stocks were the largest detractors from the returns of both the index and the fund. The Health Care sector represented an average weight of approximately 15% of the fund’s investments and returned approximately -4% for the reporting period. One example from this sector is Gilead Sciences, Inc., a research-based biopharmaceutical company. Due in part to declining sales of its hepatitis C drug over the reporting period, the fund’s holdings of Gilead Sciences, Inc. returned approximately -30%.
The Consumer Discretionary sector was another detractor from overall fund performance, representing an average weight of approximately 13% of the fund’s investments and returning approximately -2% for the reporting period.
The fund’s holdings in the Information Technology sector were the largest contributors to the return of the fund. Information Technology stocks represented an average weight of approximately 21% of the fund’s investments and returned approximately 11%, representing the overall positive performance of companies involved in software and internet services. The fund’s holdings of Microsoft Corporation are one example from this sector, returning approximately 17%.
Stocks in the Consumer Staples sector were another contributor to overall fund performance. Consumer Staples stocks represented an average weight of approximately 10% of the fund’s investments and returned approximately 9% for the reporting period.

Schwab Equity Index Funds  |  Annual Report

Schwab S&P 500 Index Fund
Performance and Fund Facts as of 10/31/16 (continued)

Statistics
Number of Holdings	509
Weighted Average Market Cap (millions)	$145,391
Price/Earnings Ratio (P/E)	19.3
Price/Book Ratio (P/B)	2.6
Portfolio Turnover Rate	2%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets1

Management views and portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Annual Report

Schwab S&P 500 Index Fund
Performance and Fund Facts as of 10/31/16 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Performance of Hypothetical $10,000 Investment (October 31, 2006 – October 31, 2016)1,2

Average Annual Total Returns1,2,3
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Fund (5/19/97)	4.40%	13.46%	6.66%
S&P 500® Index	4.51%	13.57%	6.70%
Fund Category: Morningstar Large Blend	2.12%	11.90%	5.80%
Fund Expense Ratio[4]: 0.09%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Index ownership – “Standard & Poor’s®,” “S&P®,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. (CSIM). The “S&P 500® Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 9, 2009, the Investor Share class, Select Share class and e.Shares class were combined into a single class of shares of the fund. The performance history of the fund prior to September 9, 2009 is that of the fund’s former Select Shares. On September 9, 2009, the Schwab Institutional Select S&P 500 Fund merged into the fund.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Equity Index Funds  |  Annual Report

Schwab 1000 Index Fund
Performance and Fund Facts as of 10/31/16

The Schwab 1000 Index Fund’s (the fund) goal is to match the total return of the Schwab 1000 Index (the index), which includes the stocks of the largest 1,000 publicly traded companies in the U.S., with size being determined by market capitalization (total market value of all shares outstanding). To pursue its goal, the fund uses a replication investment approach and generally gives the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. U.S. large-cap stocks performed well over the 12-month reporting period. The Federal Reserve raised the federal funds rate in December 2015 to a target range of 0.25% to 0.50% and then left rates unchanged for the remainder of the reporting period, while concerns continued to lessen around China’s decelerating economy. In June, the results of the United Kingdom’s unexpected decision to leave the European Union (also known as Brexit) increased volatility and uncertainty across the globe and asset classes. Over the reporting period, U.S. economic data generally improved, despite some uneven measurements, and a better-than-expected corporate earnings report in the 2nd quarter of 2016 helped support the performance of many U.S. equities. From a sector standpoint within the index, the Utilities and the Telecommunication Services sectors outperformed over the 12-month reporting period, while the Consumer Discretionary and Health Care sectors underperformed by comparison.
Performance. The fund returned 3.87% for the 12-month reporting period ended October 31, 2016, compared with the index, which returned 4.14%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors.  The fund’s holdings in the Health Care sector were the largest detractors from the returns of the fund. Health Care stocks represented an average weight of approximately 15% of the fund’s investments and returned approximately -4% for the reporting period. One example from this sector is Gilead Sciences, Inc., a research-based biopharmaceutical company. Due in part to declining sales of its hepatitis C drug over the reporting period, the fund’s holdings of Gilead Sciences, Inc. returned approximately -30%.
The Consumer Discretionary sector was another detractor from overall fund performance, representing an average weight of approximately 13% of the fund’s investments and falling approximately 2% for the reporting period.
The Information Technology sector was the largest contributor to the return of the index and the fund. Information Technology stocks represented an average weight of approximately 20% of the fund’s investments and returned approximately 10%, representing the overall positive performance of companies involved in software and internet services. The fund’s Class A holdings of social media company Facebook, Inc. are one example from this sector, returning approximately 28%.
Stocks in the Consumer Staples sector were another strong contributor to overall fund performance. Consumer Staples stocks represented an average weight of approximately 9% of the fund’s investments and returned approximately 8% for the reporting period.

Schwab Equity Index Funds  |  Annual Report

Schwab 1000 Index Fund
Performance and Fund Facts as of 10/31/16 (continued)

Statistics
Number of Holdings	927 [1]
Weighted Average Market Cap (millions)	$131,531
Price/Earnings Ratio (P/E)	19.5
Price/Book Ratio (P/B)	2.6
Portfolio Turnover Rate	3%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets2

Management views and portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	As a result of the Schwab 1000 Index’s once per year reconstitution and the effects of certain corporate actions, the fund may hold less than 1,000 securities.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Annual Report

Schwab 1000 Index Fund
Performance and Fund Facts as of 10/31/16 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Performance of Hypothetical $10,000 Investment (October 31, 2006 – October 31, 2016)1,2

Average Annual Total Returns1,2,3
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab 1000 Index Fund (4/2/91)	3.87%	13.09%	6.57%
Schwab 1000 Index®	4.14%	13.39%	6.87%
S&P 500® Index	4.51%	13.57%	6.70%
Fund Category: Morningstar Large Blend	2.12%	11.90%	5.80%
Fund Expense Ratios[4]: Net 0.29%; Gross 0.33%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 18, 2009 is that of the fund’s former Investor Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Equity Index Funds  |  Annual Report

Schwab Small-Cap Index Fund
Performance and Fund Facts as of 10/31/16

The Schwab Small-Cap Index Fund’s (the fund) goal is to track the performance of the Russell 2000 Index (the index), which is designed to measure the performance of the small-cap sector of the U.S. equity market. To pursue its goal, the fund uses a replication investment approach and generally gives the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. U.S. small-cap stocks performed well over the 12-month reporting period. The Federal Reserve raised the federal funds rate in December 2015 to a target range of 0.25% to 0.50%, and then left rates unchanged for the remainder of the reporting period, while concerns continued to lessen around China’s decelerating economy. In June, the results of the United Kingdom’s unexpected decision to leave the European Union (also known as Brexit) increased volatility and uncertainty across the globe and asset classes. Over the reporting period, U.S. economic data generally improved, despite some uneven measurements, and a better-than-expected corporate earnings report in the 2nd quarter of 2016 helped support the performance of many U.S. equities. From a sector standpoint within index, the Utilities and Materials sectors were two of the top performers over the 12-month reporting period, while the Energy and Health Care sectors underperformed by comparison.
Performance.  The fund returned 4.17% for the 12-month reporting period ended October 31, 2016, compared with the index, which returned 4.11%.
Contributors and Detractors.  The fund’s holdings in the Information Technology sector were the largest contributors to the returns of the fund. Information Technology stocks represented an average weight of approximately 18% of the fund’s investments and returned approximately 11%, representing the overall positive performance of companies involved in software and internet services. The fund’s holdings of global semiconductor company Advanced Micro Devices, Inc. are one example from this sector, producing a triple-digit return of approximately 241% for the reporting period.
Stocks in the Industrials sector also contributed to overall fund performance. Industrials stocks represented an average weight of approximately 13% of the fund’s investments and returned approximately 8%.
The Health Care sector was the largest detractor from the returns of both the index and the fund. Health Care stocks represented an average weight of approximately 14% of the fund’s investments and returned approximately -7% for the reporting period. One example from this sector is biopharmaceutical company Clovis Oncology, Inc. The fund’s holdings of Clovis Oncology, Inc. returned approximately -71%, driven in part by the termination of the clinical development of its new lung cancer drug in May of this year.
The Consumer Discretionary sector was another detractor from overall fund performance, representing an average weight of approximately 13% of the fund’s investments and returning approximately -6% for the reporting period.

Schwab Equity Index Funds  |  Annual Report

Schwab Small-Cap Index Fund
Performance and Fund Facts as of 10/31/16 (continued)

Statistics
Number of Holdings	1,963
Weighted Average Market Cap (millions)	$1,822
Price/Earnings Ratio (P/E)	19.7
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate	17%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets1

Management views and portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Annual Report

Schwab Small-Cap Index Fund
Performance and Fund Facts as of 10/31/16 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Performance of Hypothetical $10,000 Investment (October 31, 2006 – October 31, 2016)1,2

Average Annual Total Returns1,2,3
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Index Fund (5/19/97)	4.17%	11.48%	6.91%
Russell 2000® Index	4.11%	11.51%	5.96%
Small-Cap Spliced Index	4.11%	11.42%	6.96%
Fund Category: Morningstar Small Blend	2.91%	10.53%	5.71%
Fund Expense Ratios[4]: Net 0.17%; Gross 0.20%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Index ownership – “Russell 2000®” is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab Small-Cap Index Fund. The Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to August 21, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Equity Index Funds  |  Annual Report

Schwab Total Stock Market Index Fund
Performance and Fund Facts as of 10/31/16

The Schwab Total Stock Market Index Fund’s (the fund) goal is to track the total return of the entire U.S. stock market, as measured by the Dow Jones U.S. Total Stock Market Index (the index), which includes the stocks of all publicly traded companies headquartered in the U.S. for which pricing information is readily available. To pursue its investment objective, the fund uses a sampling investment approach that involves investing in a representative sample of stocks with similar risk and return characteristics as the index, and maintains a tight allocation across all sectors, market capitalizations, and valuation measures compared with the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights.  U.S. stocks performed well over the 12-month reporting period. The Federal Reserve raised the federal funds rate in December 2015 to a target range of 0.25% to 0.50% and then left rates unchanged for the remainder of the reporting period, while concerns continued to lessen around China’s decelerating economy. In June, the results of the United Kingdom’s unexpected decision to leave the European Union (also known as Brexit) increased volatility and uncertainty across the globe and asset classes. Over the reporting period, U.S. economic data generally improved, despite some uneven measurements, and a better-than-expected corporate earnings report in the 2nd quarter of 2016 helped support the performance of many U.S. equities. From a sector standpoint within the index, the Utilities and the Telecommunication Services sectors outperformed over the 12-month reporting period, while the Consumer Discretionary and Health Care sectors underperformed by comparison.
Performance. The fund returned 4.19% for the 12-month reporting period ended October 31, 2016, compared with the index, which returned 4.21%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. The fund’s holdings in the Health Care sector were the largest detractors from the returns of the fund. Health Care stocks represented an average weight of approximately 14% of the fund’s investments and returned approximately -4% for the reporting period. One example from this sector is Gilead Sciences, Inc., a research-based biopharmaceutical company. Due in part to declining sales of its hepatitis C drug over the reporting period, the fund’s holdings of Gilead Sciences, Inc. fell approximately 30% over the reporting period.
The Consumer Discretionary sector was another detractor from overall fund performance, representing an average weight of approximately 13% of the fund’s investments and returning approximately -2% over the 12-month reporting period.
Information Technology stocks were the largest contributors to the returns of both the index and the fund. The Information Technology sector represented an average weight of approximately 20% of the fund’s investments and returned approximately 10%, representing the overall positive performance of companies involved in software and internet services. The fund’s Class A holdings of social media company Facebook, Inc. are one example from this sector, returning approximately 28%.
The Consumer Staples sector was another strong contributor to overall fund performance. Consumer Staples stocks represented an average weight of approximately 9% of the fund’s investments and returned approximately 8% for the reporting period.

Schwab Equity Index Funds  |  Annual Report

Schwab Total Stock Market Index Fund
Performance and Fund Facts as of 10/31/16 (continued)

Statistics
Number of Holdings	2,405
Weighted Average Market Cap (millions)	$120,352
Price/Earnings Ratio (P/E)	19.5
Price/Book Ratio (P/B)	2.5
Portfolio Turnover Rate	1%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets1

Management views and portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Annual Report

Schwab Total Stock Market Index Fund
Performance and Fund Facts as of 10/31/16 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Performance of Hypothetical $10,000 Investment (October 31, 2006 – October 31, 2016)1,2

Average Annual Total Returns1,2,3
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Total Stock Market Index Fund (6/1/99)	4.19%	13.24%	6.90%
Dow Jones U.S. Total Stock Market IndexSM	4.21%	13.29%	6.87%
Fund Category: Morningstar Large Blend	2.12%	11.90%	5.80%
Fund Expense Ratios[4]: Net 0.09%; Gross 0.11%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Index ownership – “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and has been licensed for use by S& P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. (CSIM). The “Dow Jones U.S. Total Stock Market Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S& P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 18, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Equity Index Funds  |  Annual Report

Schwab International Index Fund
Performance and Fund Facts as of 10/31/16

The Schwab International Index Fund’s (the fund) goal is to track the performance of the MSCI EAFE Index (Net) (the index), which measures the total return of large, publicly traded non-U.S. companies from countries with developed equity markets outside of the U.S. To pursue its goal, the fund uses a replication investment approach and generally gives the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. International large-cap stocks generated negative returns over the 12-month reporting period. Market volatility spiked in June after the United Kingdom’s vote to leave the European Union (also known as Brexit), as global stocks sold off and the British pound fell sharply, though many markets calmed and even rebounded in the following months. Accommodative monetary policies in Europe and Japan contributed to signs of improvement in those regions, though uncertainty remained surrounding the stability of global economic growth and the effects of the Brexit referendum.
Performance.  The fund returned -2.64% for the 12-month reporting period ended October 31, 2016, compared with the index, which returned -3.23%. Timing differences in foreign exchange calculations and fair valuation of the fund’s holdings contributed to the fund’s relative performance.1
Contributors and Detractors.  From a country perspective, stocks from Australia contributed the most to the fund’s return. Representing an average weight of approximately 7% of the fund, Australian stocks returned approximately 13% in U.S. dollar terms. Among the fund’s Australian holdings, the strongest contributor to fund performance was Australia and New Zealand Banking Group Ltd., which returned almost 17% for the reporting period. Stocks from Japan also positively contributed to fund performance. Representing an average weight of approximately 23% of the fund’s investments, Japanese stocks returned about 3% in U.S. dollar terms for the reporting period. Within this country segment, the largest contributor was telecommunications company KDDI Corporation. The fund’s holdings of KDDI Corporation returned almost 27% for the reporting period.
By comparison, stocks from the United Kingdom detracted the most from the total return of both the index and the fund. Representing an average weight of approximately 19% of the fund’s investments, British stocks returned -10% for the period, due in large part to uncertainty and volatility resulting from the June Brexit decision. One example from the United Kingdom is Lloyds Banking Group plc. The fund’s holdings of Lloyds Banking Group plc detracted from performance and returned approximately -36% for the reporting period. Stocks from Switzerland also dampened fund returns. Representing an average weight of approximately 9%, Swiss stocks returned approximately -9% in U.S. dollar terms. Within this country segment, one of the largest drags on performance was Novartis AG, a company that specializes in the research, development, manufacturing and marketing of a range of healthcare products led by pharmaceuticals. The fund’s holdings of Novartis AG returned approximately -20% in U.S. dollar terms for the reporting period.
[1]	Typically, the securities in the index are valued using foreign exchange rates obtained at the close of the London foreign currency exchange (11:00 AM EST). Securities in the fund, however, are valued using foreign exchange rates obtained at the close of the New York foreign currency exchange (4:00 PM EST). This difference in closing times can result in different foreign currency exchange rates between the two exchanges, and thus different foreign currency exchange rates used in the valuation of the index’s and fund’s securities.

Schwab Equity Index Funds  |  Annual Report

Schwab International Index Fund
Performance and Fund Facts as of 10/31/16 (continued)

Statistics
Number of Holdings	945
Weighted Average Market Cap (millions)	$52,544
Price/Earnings Ratio (P/E)	17.3
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate	4%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets1
Top Country Weightings % of Investments

Management views and portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Annual Report

Schwab International Index Fund
Performance and Fund Facts as of 10/31/16 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Performance of Hypothetical $10,000 Investment (October 31, 2006 – October 31, 2016)1,2

Average Annual Total Returns1,2,3
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab International Index Fund (5/19/97)	-2.64%	5.17%	1.33%
MSCI EAFE® Index (Net)[4]	-3.23%	4.99%	1.22%
International Spliced Index	-3.23%	5.09%	1.47%
Fund Category: Morningstar Foreign Large Blend	-2.08%	4.69%	1.14%
Fund Expense Ratios[5]: Net 0.19%; Gross 0.23%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
Index ownership – “MSCI EAFE” is a registered mark of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to August 21, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning May 1, 2016 and held through October 31, 2016.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees, or any non-routine expenses, such as proxy fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or non-routine expenses were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 5/1/16	Ending Account Value (Net of Expenses) at 10/31/16	Expenses Paid During Period 5/1/16-10/31/16[2]
Schwab S&P 500 Index Fund
Actual Return	0.09%	$1,000.00	$1,040.20	$0.46
Hypothetical 5% Return	0.09%	$1,000.00	$1,024.65	$0.46
Schwab 1000 Index Fund
Actual Return	0.29%	$1,000.00	$1,040.30	$1.49
Hypothetical 5% Return	0.29%	$1,000.00	$1,023.64	$1.48
Schwab Small-Cap Index Fund
Actual Return	0.17%	$1,000.00	$1,061.40	$0.88
Hypothetical 5% Return	0.17%	$1,000.00	$1,024.25	$0.87
Schwab Total Stock Market Index Fund
Actual Return	0.09%	$1,000.00	$1,041.70	$0.46
Hypothetical 5% Return	0.09%	$1,000.00	$1,024.65	$0.46
Schwab International Index Fund
Actual Return	0.19%	$1,000.00	$1,007.50	$0.96
Hypothetical 5% Return	0.19%	$1,000.00	$1,024.14	$0.97

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12- month period. This ratio does not include certain non-routine expenses, such as proxy expenses.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 366 days of the fiscal year.

Schwab Equity Index Funds  |  Annual Report

Schwab S&P 500 Index Fund
Financial Statements
Financial Highlights
	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$33.00	$31.99	$27.78	$22.35	$19.82
Income (loss) from investment operations:
Net investment income (loss)	0.69 [1]	0.67 [1]	0.56	0.52	0.44
Net realized and unrealized gains (losses)	0.69	0.92	4.13	5.40	2.49
Total from investment operations	1.38	1.59	4.69	5.92	2.93
Less distributions:
Distributions from net investment income	(0.68)	(0.58)	(0.48)	(0.49)	(0.40)
Distributions from net realized gains	(0.32)	—	—	—	—
Total distributions	(1.00)	(0.58)	(0.48)	(0.49)	(0.40)
Net asset value at end of period	$33.38	$33.00	$31.99	$27.78	$22.35
Total return	4.40%	5.10%	17.16%	27.06%	15.09%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.09%	0.09%	0.09%	0.09%	0.09%
Gross operating expenses	0.09%	0.09%	0.09%	0.09%	0.10%
Net investment income (loss)	2.12%	2.07%	1.89%	2.10%	2.09%
Portfolio turnover rate	2%	2%	2%	1%	2%
Net assets, end of period (x 1,000,000)	$22,675	$21,587	$20,473	$17,121	$12,687

1
Calculated based on the average shares outstanding during the period.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of October 31, 2016

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund's N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.2%	Common Stock	12,998,840,544	22,513,476,544
0.1%	Other Investment Company	13,893,103	13,893,103
0.5%	Short-Term Investments	112,832,837	112,832,837
99.8%	Total Investments	13,125,566,484	22,640,202,484
0.2%	Other Assets and Liabilities, Net		34,334,702
100.0%	Net Assets		22,674,537,186

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.2% of net assets

Automobiles & Components 0.7%
Other Securities		0.7	169,403,032

Banks 5.7%
Bank of America Corp.	12,504,611	0.9	206,326,081
Citigroup, Inc.	3,554,447	0.8	174,701,070
JPMorgan Chase & Co.	4,430,631	1.4	306,865,503
Wells Fargo & Co.	5,564,409	1.1	256,018,458
Other Securities		1.5	347,616,054
		5.7	1,291,527,166

Capital Goods 7.2%
3M Co.	740,119	0.5	122,341,671
General Electric Co.	10,990,757	1.4	319,831,029
Honeywell International, Inc.	927,029	0.4	101,676,541
The Boeing Co.	711,954	0.4	101,403,608
United Technologies Corp.	956,158	0.4	97,719,348
Other Securities		4.1	890,563,753
		7.2	1,633,535,950

Commercial & Professional Supplies 0.6%
Other Securities		0.6	134,233,668

Consumer Durables & Apparel 1.3%
Other Securities		1.3	300,908,357

Consumer Services 1.6%
McDonald's Corp.	1,045,738	0.5	117,718,726
Other Securities		1.1	247,372,020
		1.6	365,090,746

Security	Number of Shares	% of Net Assets	Value ($)
Diversified Financials 4.8%
Berkshire Hathaway, Inc., Class B *	2,326,030	1.5	335,646,129
The Charles Schwab Corp. (a)	1,480,381	0.2	46,928,078
Other Securities		3.1	713,835,074
		4.8	1,096,409,281

Energy 7.1%
Chevron Corp.	2,308,834	1.1	241,850,361
Exxon Mobil Corp.	5,079,241	1.9	423,202,360
Schlumberger Ltd.	1,710,428	0.6	133,806,782
Other Securities		3.5	820,327,784
		7.1	1,619,187,287

Food & Staples Retailing 2.1%
CVS Health Corp.	1,304,251	0.5	109,687,509
Wal-Mart Stores, Inc.	1,854,002	0.6	129,817,220
Other Securities		1.0	243,594,393
		2.1	483,099,122

Food, Beverage & Tobacco 5.7%
Altria Group, Inc.	2,396,391	0.7	158,449,373
PepsiCo, Inc.	1,760,463	0.8	188,721,634
Philip Morris International, Inc.	1,900,746	0.8	183,307,944
The Coca-Cola Co.	4,756,456	0.9	201,673,734
Other Securities		2.5	562,684,453
		5.7	1,294,837,138

Health Care Equipment & Services 5.2%
Medtronic plc	1,691,176	0.6	138,710,256
UnitedHealth Group, Inc.	1,165,510	0.7	164,721,528
Other Securities		3.9	880,095,711
		5.2	1,183,527,495

Household & Personal Products 2.1%
The Procter & Gamble Co.	3,271,290	1.3	283,947,972
Other Securities		0.8	199,876,160
		2.1	483,824,132

Insurance 2.7%
Other Securities		2.7	607,039,063

Materials 2.8%
Other Securities		2.8	632,401,248

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of October 31, 2016 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Media 2.9%
Comcast Corp., Class A	2,935,764	0.8	181,488,931
The Walt Disney Co.	1,814,683	0.7	168,202,967
Other Securities		1.4	313,147,379
		2.9	662,839,277

Pharmaceuticals, Biotechnology & Life Sciences 8.7%
AbbVie, Inc.	1,992,886	0.5	111,163,181
Allergan plc *	486,568	0.4	101,663,518
Amgen, Inc.	914,859	0.6	129,141,497
Bristol-Myers Squibb Co.	2,054,164	0.5	104,577,489
Gilead Sciences, Inc.	1,613,850	0.5	118,827,776
Johnson & Johnson	3,349,625	1.7	388,523,004
Merck & Co., Inc.	3,388,114	0.9	198,950,054
Pfizer, Inc.	7,416,333	1.0	235,171,919
Other Securities		2.6	575,474,188
		8.7	1,963,492,626

Real Estate 2.9%
Other Securities		2.9	662,707,597

Retailing 5.6%
Amazon.com, Inc. *	481,680	1.7	380,440,498
The Home Depot, Inc.	1,512,850	0.8	184,582,828
Other Securities		3.1	696,765,023
		5.6	1,261,788,349

Semiconductors & Semiconductor Equipment 3.3%
Intel Corp.	5,794,105	0.9	202,040,441
QUALCOMM, Inc.	1,807,465	0.5	124,208,995
Other Securities		1.9	413,016,116
		3.3	739,265,552

Software & Services 12.9%
Alphabet, Inc., Class A *	358,412	1.3	290,277,879
Alphabet, Inc., Class C *	364,475	1.3	285,945,216
Facebook, Inc., Class A *	2,844,000	1.6	372,535,560
International Business Machines Corp.	1,066,790	0.7	163,954,955
MasterCard, Inc., Class A	1,180,990	0.6	126,389,550
Microsoft Corp.	9,535,931	2.5	571,392,986
Oracle Corp.	3,688,586	0.6	141,715,474
Visa, Inc., Class A	2,306,800	0.8	190,334,068
Other Securities		3.5	788,500,273
		12.9	2,931,045,961

Technology Hardware & Equipment 5.3%
Apple, Inc.	6,598,915	3.3	749,240,809
Cisco Systems, Inc.	6,171,128	0.8	189,330,207
Other Securities		1.2	260,712,279
		5.3	1,199,283,295

Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 2.5%
AT&T, Inc.	7,535,902	1.2	277,245,834
Verizon Communications, Inc.	4,993,978	1.1	240,210,342
Other Securities		0.2	43,580,553
		2.5	561,036,729

Transportation 2.1%
Other Securities		2.1	476,594,891

Utilities 3.4%
Other Securities		3.4	760,398,582
Total Common Stock
(Cost $12,998,840,544)			22,513,476,544

Other Investment Company 0.1% of net assets

Securities Lending Collateral 0.1%
Other Securities		0.1	13,893,103
Total Other Investment Company
(Cost $13,893,103)			13,893,103
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 0.5% of net assets

Time Deposits 0.5%
Sumitomo Mitsui Banking Corp. 0.15%, 11/01/16 (d)	107,671,102	0.5	107,671,102
Other Securities		0.0	5,161,735
		0.5	112,832,837
Total Short-Term Investments
(Cost $112,832,837)			112,832,837

End of Investments.

At 10/31/16, the tax basis cost of the fund's investments was $13,154,263,315 and the unrealized appreciation and depreciation were $10,049,075,204 and ($563,136,035), respectively, with a net unrealized appreciation of $9,485,939,169.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $13,706,721.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of October 31, 2016 (continued)

In addition to the above, the fund held the following at 10/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 12/16/16	1,300	137,806,500	(951,893)

The following is a summary of the inputs used to value the fund's investments as of October 31, 2016 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$22,513,476,544	$—	$—	$22,513,476,544
Other Investment Company[1]	13,893,103	—	—	13,893,103
Short-Term Investments[1]	—	112,832,837	—	112,832,837
Total	$22,527,369,647	$112,832,837	$—	$22,640,202,484
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($951,893)	$—	$—	($951,893)
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2016.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Statement of Assets and Liabilities

As of October 31, 2016
Assets
Investment in affiliated issuer, at value (cost $22,549,133)		$46,928,078
Investments in unaffiliated issuers, at value (cost $13,089,124,248) including securities on loan of $13,706,721		22,579,381,303
Collateral invested for securities on loan, at value (cost $13,893,103)	+	13,893,103
Total investments, at value (cost $13,125,566,484)		22,640,202,484
Deposit with broker for futures contracts		15,912,500
Receivables:
Fund shares sold		28,863,925
Dividends		27,826,123
Income from securities on loan		20,004
Interest		470
Prepaid expenses	+	212,983
Total assets		22,713,038,489
Liabilities
Collateral held for securities on loan		13,893,103
Payables:
Investments bought		5,381,030
Investment adviser and administrator fees		1,162,498
Shareholder service fees		365,456
Independent trustees' fees		12
Fund shares redeemed		16,961,365
Variation margin on futures contracts		240,500
Accrued expenses	+	497,339
Total liabilities		38,501,303
Net Assets
Total assets		22,713,038,489
Total liabilities	–	38,501,303
Net assets		$22,674,537,186
Net Assets by Source
Capital received from investors		12,687,713,013
Net investment income not yet distributed		370,308,971
Net realized capital gains		102,831,095
Net unrealized capital appreciation		9,513,684,107

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$22,674,537,186		679,318,269		$33.38

Schwab Equity Index Funds  |  Annual Report
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Schwab S&P 500 Index Fund
Statement of Operations

For the period November 1, 2015 through October 31, 2016
Investment Income
Dividends received from affiliated issuer		$372,825
Dividends received from unaffiliated issuers		482,110,779
Interest		194,136
Securities on loan	+	1,225,524
Total investment income		483,903,264
Expenses
Investment adviser and administrator fees		13,125,526
Shareholder service fees		4,117,131
Shareholder reports		521,361
Transfer agent fees		517,590
Custodian fees		374,813
Portfolio accounting fees		326,309
Registration fees		205,718
Proxy fees		180,364
Independent trustees' fees		137,479
Professional fees		131,800
Index fees		110,844
Other expenses	+	313,093
Total expenses		20,062,028
Expense reduction by CSIM and its affiliates	–	517,590
Net expenses	–	19,544,438
Net investment income		464,358,826
Realized and Unrealized Gains (Losses)
Net realized gains on unaffiliated issuers		124,681,168
Net realized gains on futures contracts	+	11,183,834
Net realized gains		135,865,002
Net change in unrealized appreciation (depreciation) on affiliated issuer		1,972,789
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		372,314,502
Net change in unrealized appreciation (depreciation) on futures contracts	+	(6,416,993)
Net change in unrealized appreciation (depreciation)	+	367,870,298
Net realized and unrealized gains		503,735,300
Increase in net assets resulting from operations		$968,094,126

Schwab Equity Index Funds  |  Annual Report
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Schwab S&P 500 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	11/1/15-10/31/16		11/1/14-10/31/15
Net investment income		$464,358,826	$440,842,159
Net realized gains		135,865,002	408,470,702
Net change in unrealized appreciation (depreciation)	+	367,870,298	203,793,813
Increase in net assets from operations		968,094,126	1,053,106,674
Distributions to Shareholders
Distributions from net investment income		(445,863,757)	(369,772,138)
Distributions from net realized gains	+	(213,585,458)	—
Total distributions		($659,449,215)	($369,772,138)

Transactions in Fund Shares
		11/1/15-10/31/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		138,449,264	$4,442,657,641	141,493,107	$4,563,459,195
Shares reinvested		18,184,196	567,165,064	10,513,082	323,697,799
Shares redeemed	+	(131,502,877)	(4,230,435,569)	(137,893,672)	(4,457,275,751)
Net transactions in fund shares		25,130,583	$779,387,136	14,112,517	$429,881,243
Shares Outstanding and Net Assets
		11/1/15-10/31/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		654,187,686	$21,586,505,139	640,075,169	$20,473,289,360
Total increase	+	25,130,583	1,088,032,047	14,112,517	1,113,215,779
End of period		679,318,269	$22,674,537,186	654,187,686	$21,586,505,139
Net investment income not yet distributed			$370,308,971		$357,061,921

Schwab Equity Index Funds  |  Annual Report
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Schwab 1000 Index Fund
Financial Statements
Financial Highlights
	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$53.67	$53.63	$48.31	$40.23	$37.44
Income (loss) from investment operations:
Net investment income (loss)[1]	0.95	0.94	0.83	0.81	0.71
Net realized and unrealized gains (losses)	0.92	1.40	6.74	9.74	4.32
Total from investment operations	1.87	2.34	7.57	10.55	5.03
Less distributions:
Distributions from net investment income	(0.96)	(0.86)	(0.75)	(0.81)	(0.72)
Distributions from net realized gains	(2.18)	(1.44)	(1.50)	(1.66)	(1.52)
Total distributions	(3.14)	(2.30)	(2.25)	(2.47)	(2.24)
Net asset value at end of period	$52.40	$53.67	$53.63	$48.31	$40.23
Total return	3.87%	4.66%	16.36%	27.85%	14.38%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Gross operating expenses	0.33%	0.33%	0.33%	0.34%	0.34%
Net investment income (loss)	1.86%	1.77%	1.64%	1.87%	1.85%
Portfolio turnover rate	3%	4%	4%	4%	4%
Net assets, end of period (x 1,000,000)	$6,432	$6,550	$6,586	$5,887	$4,848

1
Calculated based on the average shares outstanding during the period.

Schwab Equity Index Funds  |  Annual Report
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Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of October 31, 2016

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund's N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.5%	Common Stock	1,927,957,536	6,404,137,765
0.6%	Other Investment Companies	37,801,743	37,801,743
100.1%	Total Investments	1,965,759,279	6,441,939,508
(0.1%)	Other Assets and Liabilities, Net		(9,481,996)
100.0%	Net Assets		6,432,457,512

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 0.9%
Other Securities		0.9	59,429,940

Banks 5.6%
Bank of America Corp.	3,073,841	0.8	50,718,377
Citigroup, Inc.	922,256	0.7	45,328,882
JPMorgan Chase & Co.	1,136,278	1.2	78,698,614
Wells Fargo & Co.	1,430,996	1.0	65,840,126
Other Securities		1.9	118,930,248
		5.6	359,516,247

Capital Goods 7.3%
3M Co.	191,454	0.5	31,647,346
General Electric Co.	2,799,902	1.3	81,477,148
Honeywell International, Inc.	239,099	0.4	26,224,378
The Boeing Co.	185,989	0.4	26,490,413
United Technologies Corp.	244,203	0.4	24,957,547
Other Securities		4.3	280,798,929
		7.3	471,595,761

Commercial & Professional Supplies 0.7%
Other Securities		0.7	45,933,557

Consumer Durables & Apparel 1.4%
Other Securities		1.4	88,414,635

Consumer Services 2.0%
McDonald's Corp.	269,336	0.5	30,319,154
Other Securities		1.5	99,511,849
		2.0	129,831,003

Security	Number of Shares	% of Net Assets	Value ($)
Diversified Financials 4.8%
Berkshire Hathaway, Inc., Class B *	587,712	1.3	84,806,842
The Charles Schwab Corp. (a)	375,265	0.2	11,895,900
Other Securities		3.3	216,494,054
		4.8	313,196,796

Energy 6.6%
Chevron Corp.	588,537	1.0	61,649,251
Exxon Mobil Corp.	1,301,963	1.7	108,479,557
Schlumberger Ltd.	431,405	0.5	33,748,813
Other Securities		3.4	219,110,040
		6.6	422,987,661

Food & Staples Retailing 2.0%
CVS Health Corp.	342,511	0.4	28,805,175
Wal-Mart Stores, Inc.	491,627	0.5	34,423,723
Other Securities		1.1	65,834,209
		2.0	129,063,107

Food, Beverage & Tobacco 5.4%
Altria Group, Inc.	611,705	0.6	40,445,935
PepsiCo, Inc.	452,385	0.8	48,495,672
Philip Morris International, Inc.	484,865	0.7	46,760,381
The Coca-Cola Co.	1,208,348	0.8	51,233,955
Other Securities		2.5	163,531,369
		5.4	350,467,312

Health Care Equipment & Services 5.2%
Medtronic plc	438,922	0.6	36,000,382
UnitedHealth Group, Inc.	297,792	0.7	42,086,943
Other Securities		3.9	255,039,511
		5.2	333,126,836

Household & Personal Products 1.9%
The Procter & Gamble Co.	841,119	1.1	73,009,129
Other Securities		0.8	51,226,897
		1.9	124,236,026

Insurance 3.0%
Other Securities		3.0	196,610,966

Materials 3.0%
Other Securities		3.0	191,450,447

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of October 31, 2016 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Media 3.1%
Comcast Corp., Class A	760,023	0.7	46,984,622
The Walt Disney Co.	470,260	0.7	43,588,399
Other Securities		1.7	107,371,691
		3.1	197,944,712

Pharmaceuticals, Biotechnology & Life Sciences 8.3%
AbbVie, Inc.	505,126	0.4	28,175,928
Allergan plc *	123,377	0.4	25,778,391
Amgen, Inc.	235,202	0.5	33,201,114
Bristol-Myers Squibb Co.	521,839	0.4	26,566,824
Celgene Corp. *	245,440	0.4	25,079,059
Gilead Sciences, Inc.	426,544	0.5	31,406,435
Johnson & Johnson	857,387	1.5	99,448,318
Merck & Co., Inc.	873,418	0.8	51,287,105
Pfizer, Inc.	1,909,351	0.9	60,545,520
Other Securities		2.5	153,237,050
		8.3	534,725,744

Real Estate 3.8%
Other Securities		3.8	242,930,273

Retailing 5.3%
Amazon.com, Inc. *	121,041	1.5	95,600,603
The Home Depot, Inc.	392,035	0.7	47,832,190
Other Securities		3.1	195,619,669
		5.3	339,052,462

Semiconductors & Semiconductor Equipment 3.1%
Intel Corp.	1,472,780	0.8	51,355,839
QUALCOMM, Inc.	468,578	0.5	32,200,680
Other Securities		1.8	116,445,166
		3.1	200,001,685

Software & Services 13.0%
Alphabet, Inc., Class A *	91,788	1.2	74,339,101
Alphabet, Inc., Class C *	93,332	1.1	73,222,687
Facebook, Inc., Class A *	719,400	1.5	94,234,206
International Business Machines Corp.	277,840	0.7	42,701,230
MasterCard, Inc., Class A	305,410	0.5	32,684,978
Microsoft Corp.	2,430,038	2.3	145,607,877
Oracle Corp.	958,410	0.6	36,822,112
Visa, Inc., Class A	601,900	0.8	49,662,769
Other Securities		4.3	285,401,746
		13.0	834,676,706

Technology Hardware & Equipment 5.2%
Apple, Inc.	1,680,974	3.0	190,857,788
Cisco Systems, Inc.	1,571,015	0.7	48,198,740
Other Securities		1.5	95,413,697
		5.2	334,470,225

Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 2.4%
AT&T, Inc.	1,934,941	1.1	71,186,479
Verizon Communications, Inc.	1,272,057	1.0	61,185,942
Other Securities		0.3	20,384,293
		2.4	152,756,714

Transportation 2.1%
Other Securities		2.1	133,181,270

Utilities 3.4%
Other Securities		3.4	218,537,680
Total Common Stock
(Cost $1,927,957,536)			6,404,137,765

Other Investment Companies 0.6% of net assets

Money Market Fund 0.4%
Other Securities		0.4	22,977,593

Securities Lending Collateral 0.2%
Other Securities		0.2	14,824,150
Total Other Investment Companies
(Cost $37,801,743)			37,801,743

End of Investments.

At 10/31/16, the tax basis cost of the fund's investments was $1,946,075,504 and the unrealized appreciation and depreciation were $4,517,631,042 and ($21,767,038), respectively, with a net unrealized appreciation of $4,495,864,004.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $14,532,147.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 10/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 12/16/16	280	29,681,400	1,633

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of October 31, 2016 (continued)

The following is a summary of the inputs used to value the fund's investments as of October 31, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$6,404,137,765	$—	$—	$6,404,137,765
Other Investment Companies[1]	37,801,743	—	—	37,801,743
Total	$6,441,939,508	$—	$—	$6,441,939,508
Other Financial Instruments
Futures Contracts[2]	$1,633	$—	$—	$1,633
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2016.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Statement of Assets and Liabilities

As of October 31, 2016
Assets
Investment in affiliated issuer, at value (cost $2,209,352)		$11,895,900
Investments in unaffiliated issuers, at value (cost $1,948,725,777) including securities on loan of $14,532,147		6,415,219,458
Collateral invested for securities on loan, at value (cost $14,824,150)	+	14,824,150
Total investments, at value (cost $1,965,759,279)		6,441,939,508
Deposit with broker for futures contracts		1,552,500
Receivables:
Dividends		7,482,499
Fund shares sold		1,474,768
Income from securities on loan		52,036
Prepaid expenses	+	56,028
Total assets		6,452,557,339
Liabilities
Collateral held for securities on loan		14,824,150
Payables:
Investments bought		1,401,446
Investment adviser and administrator fees		1,222,518
Shareholder service fees		343,494
Fund shares redeemed		2,068,487
Variation margin on futures contracts		51,800
Accrued expenses	+	187,932
Total liabilities		20,099,827
Net Assets
Total assets		6,452,557,339
Total liabilities	–	20,099,827
Net assets		$6,432,457,512
Net Assets by Source
Capital received from investors		1,738,578,933
Net investment income not yet distributed		93,428,871
Net realized capital gains		124,267,846
Net unrealized capital appreciation		4,476,181,862

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$6,432,457,512		122,766,378		$52.40

Schwab Equity Index Funds  |  Annual Report
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Schwab 1000 Index Fund
Statement of Operations

For the period November 1, 2015 through October 31, 2016
Investment Income
Dividends received from affiliated issuer		$97,569
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $6,430)		136,619,548
Securities on loan	+	959,771
Total investment income		137,676,888
Expenses
Investment adviser and administrator fees		14,191,681
Shareholder service fees		6,158,513
Shareholder reports		196,767
Portfolio accounting fees		129,705
Custodian fees		90,341
Transfer agent fees		86,837
Professional fees		73,513
Proxy fees		70,781
Independent trustees' fees		66,516
Registration fees		44,964
Interest expense		1,005
Other expenses	+	86,943
Total expenses		21,197,566
Expense reduction by CSIM and its affiliates	–	2,577,844
Net expenses	–	18,619,722
Net investment income		119,057,166
Realized and Unrealized Gains (Losses)
Net realized gains on unaffiliated issuers		92,181,266
Net realized gains on futures contracts	+	7,301,404
Net realized gains		99,482,670
Net change in unrealized appreciation (depreciation) on affiliated issuer		442,812
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		27,049,676
Net change in unrealized appreciation (depreciation) on futures contracts	+	(1,434,569)
Net change in unrealized appreciation (depreciation)	+	26,057,919
Net realized and unrealized gains		125,540,589
Increase in net assets resulting from operations		$244,597,755

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	11/1/15-10/31/16		11/1/14-10/31/15
Net investment income		$119,057,166	$117,273,762
Net realized gains		99,482,670	263,878,115
Net change in unrealized appreciation (depreciation)	+	26,057,919	(78,689,547)
Increase in net assets from operations		244,597,755	302,462,330
Distributions to Shareholders
Distributions from net investment income		(116,634,011)	(105,608,703)
Distributions from net realized gains	+	(264,435,992)	(176,669,683)
Total distributions		($381,070,003)	($282,278,386)

Transactions in Fund Shares
		11/1/15-10/31/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,018,989	$351,323,719	8,572,420	$453,508,106
Shares reinvested		6,609,034	324,569,655	4,867,270	244,385,619
Shares redeemed	+	(12,905,052)	(656,886,870)	(14,211,205)	(754,521,955)
Net transactions in fund shares		722,971	$19,006,504	(771,515)	($56,628,230)
Shares Outstanding and Net Assets
		11/1/15-10/31/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		122,043,407	$6,549,923,256	122,814,922	$6,586,367,542
Total increase or decrease	+	722,971	(117,465,744)	(771,515)	(36,444,286)
End of period		122,766,378	$6,432,457,512	122,043,407	$6,549,923,256
Net investment income not yet distributed			$93,428,871		$92,741,182

Schwab Equity Index Funds  |  Annual Report
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Schwab Small-Cap Index Fund
Financial Statements
Financial Highlights
	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$26.29	$28.13	$27.62	$21.26	$20.55
Income (loss) from investment operations:
Net investment income (loss)[1]	0.39	0.38	0.35	0.42	0.33
Net realized and unrealized gains (losses)	0.59	(0.34)	1.76	6.94	1.89
Total from investment operations	0.98	0.04	2.11	7.36	2.22
Less distributions:
Distributions from net investment income	(0.36)	(0.34)	(0.31)	(0.50)	(0.35)
Distributions from net realized gains	(1.31)	(1.54)	(1.29)	(0.50)	(1.16)
Total distributions	(1.67)	(1.88)	(1.60)	(1.00)	(1.51)
Net asset value at end of period	$25.60	$26.29	$28.13	$27.62	$21.26
Total return	4.17%	0.36%	8.08%	36.23%	11.87%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.17%	0.17%	0.17%	0.17%	0.17%
Gross operating expenses	0.20%	0.20%	0.21%	0.20%	0.21%
Net investment income (loss)	1.60%	1.37%	1.27%	1.76%	1.63%
Portfolio turnover rate	17%	17%	12%	11%	41% [2]
Net assets, end of period (x 1,000,000)	$2,619	$2,607	$2,567	$2,351	$1,675

1
Calculated based on the average shares outstanding during the period.
2
Portfolio turnover rate increase was mainly the result of trading activities in connection with the change in primary benchmark index effective December 14, 2011.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of October 31, 2016

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund's N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.0%	Common Stock	2,015,427,364	2,592,562,813
0.0%	Rights	462,875	503,531
2.8%	Other Investment Company	71,694,474	71,694,474
1.1%	Short-Term Investments	29,131,264	29,131,264
102.9%	Total Investments	2,116,715,977	2,693,892,082
(2.9%)	Other Assets and Liabilities, Net		(75,180,713)
100.0%	Net Assets		2,618,711,369

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.0% of net assets

Automobiles & Components 1.3%
Tenneco, Inc. *	88,228	0.2	4,858,716
Other Securities		1.1	28,286,721
		1.3	33,145,437

Banks 12.5%
Bank of the Ozarks, Inc.	138,768	0.2	5,128,865
Investors Bancorp, Inc.	459,714	0.2	5,636,094
PrivateBancorp, Inc.	122,776	0.2	5,554,386
Prosperity Bancshares, Inc.	105,795	0.2	5,868,449
Umpqua Holdings Corp.	337,388	0.2	5,155,289
Webster Financial Corp.	144,627	0.2	5,842,931
Other Securities		11.3	293,508,393
		12.5	326,694,407

Capital Goods 8.8%
Curtiss-Wright Corp.	69,240	0.2	6,205,289
EMCOR Group, Inc.	95,397	0.2	5,767,703
Teledyne Technologies, Inc. *	54,026	0.2	5,817,520
Woodward, Inc.	82,058	0.2	4,839,781
Other Securities		8.0	207,960,577
		8.8	230,590,870

Commercial & Professional Supplies 3.7%
Other Securities		3.7	95,705,352

Consumer Durables & Apparel 2.4%
Other Securities		2.4	62,346,653

Security	Number of Shares	% of Net Assets	Value ($)
Consumer Services 4.0%
Jack in the Box, Inc.	51,508	0.2	4,827,845
Other Securities		3.8	99,489,149
		4.0	104,316,994

Diversified Financials 3.2%
New Residential Investment Corp.	374,797	0.2	5,232,166
Other Securities		3.0	77,534,149
		3.2	82,766,315

Energy 3.2%
PDC Energy, Inc. *	87,703	0.2	5,378,825
RSP Permian, Inc. *	152,825	0.2	5,516,982
Other Securities		2.8	73,340,012
		3.2	84,235,819

Food & Staples Retailing 0.6%
Other Securities		0.6	15,375,927

Food, Beverage & Tobacco 1.9%
Other Securities		1.9	49,425,090

Health Care Equipment & Services 5.8%
HealthSouth Corp.	137,000	0.2	5,500,550
Other Securities		5.6	146,606,098
		5.8	152,106,648

Household & Personal Products 0.6%
Other Securities		0.6	16,165,053

Insurance 2.3%
Other Securities		2.3	61,263,897

Materials 4.6%
Olin Corp.	254,848	0.2	5,588,817
Sensient Technologies Corp.	68,414	0.2	5,097,527
Other Securities		4.2	110,887,789
		4.6	121,574,133

Media 1.5%
Other Securities		1.5	40,091,759

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of October 31, 2016 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 7.1%
Cepheid *	113,800	0.2	6,020,020
TESARO, Inc. *	41,300	0.2	4,992,344
Other Securities		6.7	175,799,640
		7.1	186,812,004

Real Estate 8.2%
Education Realty Trust, Inc.	112,913	0.2	4,808,965
First Industrial Realty Trust, Inc.	182,737	0.2	4,826,084
Gramercy Property Trust	662,768	0.2	6,110,721
Healthcare Realty Trust, Inc.	179,181	0.2	5,714,082
Hudson Pacific Properties, Inc.	147,711	0.2	4,966,044
Medical Properties Trust, Inc.	458,153	0.2	6,386,653
Other Securities		7.0	181,129,646
		8.2	213,942,195

Retailing 3.3%
Other Securities		3.3	86,752,873

Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc. *	1,174,643	0.3	8,492,669
Cavium, Inc. *	100,850	0.2	5,692,982
Cirrus Logic, Inc. *	96,600	0.2	5,214,468
Microsemi Corp. *	179,521	0.3	7,563,220
Other Securities		2.8	71,833,749
		3.8	98,797,088

Software & Services 8.9%
Aspen Technology, Inc. *	130,299	0.2	6,415,923
Ellie Mae, Inc. *	50,900	0.2	5,389,801
EPAM Systems, Inc. *	76,483	0.2	4,923,211
Fair Isaac Corp.	48,641	0.2	5,869,996
j2 Global, Inc.	72,528	0.2	5,160,367
MAXIMUS, Inc.	99,517	0.2	5,180,855
Mentor Graphics Corp.	172,267	0.2	4,978,516
Proofpoint, Inc. *	62,900	0.2	4,930,102
Take-Two Interactive Software, Inc. *	129,712	0.2	5,757,916
Other Securities		7.1	183,820,643
		8.9	232,427,330

Technology Hardware & Equipment 5.2%
Littelfuse, Inc.	34,800	0.2	4,854,600
ViaSat, Inc. *	70,619	0.2	4,989,939
Other Securities		4.8	125,160,781
		5.2	135,005,320

Telecommunication Services 0.7%
Other Securities		0.7	19,560,950

Transportation 1.5%
XPO Logistics, Inc. *	151,202	0.2	4,979,082
Other Securities		1.3	35,007,211
		1.5	39,986,293

Security	Number of Shares	% of Net Assets	Value ($)
Utilities 3.9%
Black Hills Corp.	79,298	0.2	4,904,581
IDACORP, Inc.	78,143	0.2	6,125,630
ONE Gas, Inc.	80,200	0.2	4,914,656
Portland General Electric Co.	141,108	0.2	6,157,953
Southwest Gas Corp.	74,096	0.2	5,368,996
WGL Holdings, Inc.	78,833	0.2	4,971,997
Other Securities		2.7	71,030,593
		3.9	103,474,406
Total Common Stock
(Cost $2,015,427,364)			2,592,562,813

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	249,431

Telecommunication Services 0.0%
Other Securities		0.0	254,100
Total Rights
(Cost $462,875)			503,531

Other Investment Company 2.8% of net assets

Securities Lending Collateral 2.8%
Wells Fargo Government Money Market Fund, Select Class 0.32%(c)	71,694,474	2.8	71,694,474
Total Other Investment Company
(Cost $71,694,474)			71,694,474
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
Sumitomo Mitsui Banking Corp. 0.15%, 11/01/16 (e)	26,096,652	1.0	26,096,652
Other Securities		0.1	3,034,612
		1.1	29,131,264
Total Short-Term Investments
(Cost $29,131,264)			29,131,264

End of Investments.

At 10/31/16, the tax basis cost of the fund's investments was $2,131,133,184 and the unrealized appreciation and depreciation were $808,218,794 and ($245,459,896), respectively, with a net unrealized appreciation of $562,758,898.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of October 31, 2016 (continued)

For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Illiquid security. At the period end, the value of these amounted to $831,653 or 0.0% of net assets.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $69,176,152.
(c)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.
(f)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 10/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 12/16/16	195	23,191,350	(607,492)

The following is a summary of the inputs used to value the fund's investments as of October 31, 2016 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,203,521,753	$—	$—	$2,203,521,753
Banks	326,366,285	—	328,122	326,694,407
Consumer Durables & Apparel	62,226,995	—	119,658	62,346,653
Rights [1]	—	—	503,531 *	503,531
Other Investment Company[1]	71,694,474	—	—	71,694,474
Short-Term Investments[1]	—	29,131,264	—	29,131,264
Total	$2,663,809,507	$29,131,264	$951,311	$2,693,892,082
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($607,492)	$—	$—	($607,492)
*	Level 3 amount shown includes securities determined to have no value at October 31, 2016.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted value was available. There were no transfers between Level 1 and Level 2 for the period ended October 31, 2016.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Statement of Assets and Liabilities

As of October 31, 2016
Assets
Investments, at value (cost $2,045,021,503) including securities on loan of $69,176,152		$2,622,197,608
Collateral invested for securities on loan, at value (cost $71,694,474)	+	71,694,474
Total investments, at value (cost $2,116,715,977)		2,693,892,082
Deposit with broker for futures contracts		1,475,000
Receivables:
Investments sold		1,711,484
Fund shares sold		1,904,697
Dividends		964,844
Income from securities on loan		401,930
Variation margin on futures contracts		84,086
Foreign tax reclaims		138
Interest		121
Prepaid expenses	+	31,766
Total assets		2,700,466,148
Liabilities
Collateral held for securities on loan		71,694,474
Payables:
Investments bought		8,203,569
Investment adviser and administrator fees		320,827
Shareholder service fees		5,440
Fund shares redeemed		1,275,703
Accrued expenses	+	254,766
Total liabilities		81,754,779
Net Assets
Total assets		2,700,466,148
Total liabilities	–	81,754,779
Net assets		$2,618,711,369
Net Assets by Source
Capital received from investors		1,947,661,792
Net investment income not yet distributed		29,632,152
Net realized capital gains		64,848,812
Net unrealized capital appreciation		576,568,613

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,618,711,369		102,299,380		$25.60

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Statement of Operations

For the period November 1, 2015 through October 31, 2016
Investment Income
Dividends (net of foreign withholding tax of $13,028)		$39,704,920
Interest		22,234
Securities on loan	+	5,662,957
Total investment income		45,390,111
Expenses
Investment adviser and administrator fees		3,845,081
Shareholder service fees		481,202
Index fees		331,260
Shareholder reports		134,752
Portfolio accounting fees		96,014
Registration fees		66,938
Custodian fees		60,375
Transfer agent fees		56,176
Professional fees		49,204
Proxy fees		48,079
Independent trustees' fees		23,128
Interest expense		346
Other expenses	+	37,587
Total expenses		5,230,142
Expense reduction by CSIM and its affiliates	–	823,959
Net expenses	–	4,406,183
Net investment income		40,983,928
Realized and Unrealized Gains (Losses)
Net realized gains on investments		74,455,591
Net realized losses on futures contracts		(943,993)
Net realized losses on foreign currency transactions	+	(166)
Net realized gains		73,511,432
Net change in unrealized appreciation (depreciation) on investments		(16,991,820)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(652,700)
Net change in unrealized appreciation (depreciation)	+	(17,644,520)
Net realized and unrealized gains		55,866,912
Increase in net assets resulting from operations		$96,850,840

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	11/1/15-10/31/16		11/1/14-10/31/15
Net investment income		$40,983,928	$36,385,637
Net realized gains		73,511,432	129,409,804
Net change in unrealized appreciation (depreciation)	+	(17,644,520)	(161,888,183)
Increase in net assets from operations		96,850,840	3,907,258
Distributions to Shareholders
Distributions from net investment income		(36,921,658)	(31,478,925)
Distributions from net realized gains	+	(133,048,449)	(140,885,597)
Total distributions		($169,970,107)	($172,364,522)

Transactions in Fund Shares
		11/1/15-10/31/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		19,812,273	$485,854,730	22,816,080	$620,636,969
Shares reinvested		6,229,806	148,954,660	6,143,892	156,607,812
Shares redeemed	+	(22,912,471)	(550,233,981)	(21,022,054)	(568,337,329)
Net transactions in fund shares		3,129,608	$84,575,409	7,937,918	$208,907,452
Shares Outstanding and Net Assets
		11/1/15-10/31/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		99,169,772	$2,607,255,227	91,231,854	$2,566,805,039
Total increase	+	3,129,608	11,456,142	7,937,918	40,450,188
End of period		102,299,380	$2,618,711,369	99,169,772	$2,607,255,227
Net investment income not yet distributed			$29,632,152		$26,542,110

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Financial Statements
Financial Highlights
	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$37.69	$36.96	$32.53	$25.80	$22.92
Income (loss) from investment operations:
Net investment income (loss)	0.75 [1]	0.72 [1]	0.60	0.57	0.47
Net realized and unrealized gains (losses)	0.75	0.83	4.49	6.70	2.83
Total from investment operations	1.50	1.55	5.09	7.27	3.30
Less distributions:
Distributions from net investment income	(0.70)	(0.61)	(0.51)	(0.54)	(0.42)
Distributions from net realized gains	(0.30)	(0.21)	(0.15)	—	—
Total distributions	(1.00)	(0.82)	(0.66)	(0.54)	(0.42)
Net asset value at end of period	$38.19	$37.69	$36.96	$32.53	$25.80
Total return	4.19%	4.36%	15.93%	28.76%	14.71%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.09%	0.09%	0.09%	0.09%	0.09%
Gross operating expenses	0.10%	0.11%	0.10%	0.10%	0.10%
Net investment income (loss)	2.03%	1.92%	1.79%	2.02%	2.02%
Portfolio turnover rate	1%	2%	1%	2%	3%
Net assets, end of period (x 1,000,000)	$4,850	$4,477	$4,049	$3,183	$2,240

1
Calculated based on the average shares outstanding during the period.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of October 31, 2016

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund's N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	3,091,955,361	4,822,321,992
0.0%	Rights	67,393	73,410
0.4%	Other Investment Company	19,726,894	19,726,894
0.5%	Short-Term Investment	21,277,491	21,277,491
100.3%	Total Investments	3,133,027,139	4,863,399,787
(0.3%)	Other Assets and Liabilities, Net		(12,976,513)
100.0%	Net Assets		4,850,423,274

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 0.9%
Other Securities		0.9	45,454,757

Banks 6.0%
Bank of America Corp.	2,200,301	0.7	36,304,966
Citigroup, Inc.	631,689	0.6	31,047,514
JPMorgan Chase & Co.	777,963	1.1	53,881,717
Wells Fargo & Co.	977,413	0.9	44,970,772
Other Securities		2.7	126,929,906
		6.0	293,134,875

Capital Goods 7.5%
3M Co.	131,557	0.4	21,746,372
General Electric Co.	1,933,100	1.2	56,253,210
Honeywell International, Inc.	165,180	0.4	18,116,942
The Boeing Co.	126,236	0.4	17,979,793
Other Securities		5.1	248,120,935
		7.5	362,217,252

Commercial & Professional Supplies 0.9%
Other Securities		0.9	46,064,726

Consumer Durables & Apparel 1.5%
Other Securities		1.5	71,172,389

Consumer Services 2.1%
McDonald's Corp.	184,840	0.4	20,807,439
Other Securities		1.7	81,876,529
		2.1	102,683,968

Security	Number of Shares	% of Net Assets	Value ($)
Diversified Financials 4.8%
Berkshire Hathaway, Inc., Class B *	409,702	1.2	59,119,999
The Charles Schwab Corp. (a)	250,126	0.2	7,928,994
Other Securities		3.4	164,542,975
		4.8	231,591,968

Energy 6.6%
Chevron Corp.	408,223	0.9	42,761,359
Exxon Mobil Corp.	894,899	1.5	74,562,985
Schlumberger Ltd.	299,003	0.5	23,391,005
Other Securities		3.7	177,652,405
		6.6	318,367,754

Food & Staples Retailing 1.9%
CVS Health Corp.	231,037	0.4	19,430,212
Wal-Mart Stores, Inc.	325,189	0.5	22,769,734
Other Securities		1.0	48,356,546
		1.9	90,556,492

Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	419,223	0.6	27,719,025
PepsiCo, Inc.	310,658	0.7	33,302,538
Philip Morris International, Inc.	332,409	0.7	32,057,524
The Coca-Cola Co.	834,514	0.7	35,383,394
Other Securities		2.4	118,572,789
		5.1	247,035,270

Health Care Equipment & Services 5.2%
Medtronic plc	296,388	0.5	24,309,744
UnitedHealth Group, Inc.	206,081	0.6	29,125,428
Other Securities		4.1	199,381,778
		5.2	252,816,950

Household & Personal Products 1.9%
The Procter & Gamble Co.	571,624	1.0	49,616,963
Other Securities		0.9	41,665,079
		1.9	91,282,042

Insurance 3.0%
Other Securities		3.0	143,432,193

Materials 3.2%
Other Securities		3.2	156,473,964

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of October 31, 2016 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Media 2.9%
Comcast Corp., Class A	515,360	0.7	31,859,555
The Walt Disney Co.	320,339	0.6	29,692,222
Other Securities		1.6	80,887,093
		2.9	142,438,870

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
AbbVie, Inc.	354,696	0.4	19,784,943
Allergan plc *	84,287	0.4	17,610,926
Amgen, Inc.	161,189	0.5	22,753,439
Bristol-Myers Squibb Co.	355,353	0.4	18,091,021
Gilead Sciences, Inc.	284,192	0.4	20,925,057
Johnson & Johnson	588,809	1.4	68,295,956
Merck & Co., Inc.	591,516	0.7	34,733,819
Pfizer, Inc.	1,310,725	0.9	41,563,090
Other Securities		3.0	151,137,049
		8.1	394,895,300

Real Estate 4.2%
Other Securities		4.2	202,479,856

Retailing 5.1%
Amazon.com, Inc. *	84,725	1.4	66,917,499
The Home Depot, Inc.	265,063	0.7	32,340,337
Other Securities		3.0	147,340,359
		5.1	246,598,195

Semiconductors & Semiconductor Equipment 3.1%
Intel Corp.	1,016,597	0.7	35,448,737
QUALCOMM, Inc.	317,739	0.5	21,835,024
Other Securities		1.9	94,316,601
		3.1	151,600,362

Software & Services 12.6%
Alphabet, Inc., Class A *	63,676	1.1	51,571,192
Alphabet, Inc., Class C *	63,527	1.0	49,839,473
Facebook, Inc., Class A *	500,707	1.4	65,587,610
International Business Machines Corp.	187,251	0.6	28,778,606
MasterCard, Inc., Class A	204,556	0.5	21,891,583
Microsoft Corp.	1,681,918	2.1	100,780,527
Oracle Corp.	645,813	0.5	24,812,135
Visa, Inc., Class A	404,804	0.7	33,400,378
Other Securities		4.7	234,661,826
		12.6	611,323,330

Technology Hardware & Equipment 5.2%
Apple, Inc.	1,161,062	2.7	131,826,979
Cisco Systems, Inc.	1,078,740	0.7	33,095,743
Other Securities		1.8	86,869,769
		5.2	251,792,491

Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 2.3%
AT&T, Inc.	1,324,607	1.0	48,732,292
Verizon Communications, Inc.	880,569	0.9	42,355,369
Other Securities		0.4	18,688,026
		2.3	109,775,687

Transportation 2.0%
Other Securities		2.0	97,568,644

Utilities 3.3%
Other Securities		3.3	161,564,657
Total Common Stock
(Cost $3,091,955,361)			4,822,321,992

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	34,410

Technology Hardware & Equipment 0.0%
Other Securities		0.0	—

Telecommunication Services 0.0%
Other Securities		0.0	39,000
Total Rights
(Cost $67,393)			73,410

Other Investment Company 0.4% of net assets

Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 0.32%(d)	19,726,894	0.4	19,726,894
Total Other Investment Company
(Cost $19,726,894)			19,726,894
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
Sumitomo Mitsui Banking Corp. 0.15%, 11/01/16 (e)	21,277,491	0.5	21,277,491
Total Short-Term Investment
(Cost $21,277,491)			21,277,491

End of Investments.

At 10/31/16, the tax basis cost of the fund's investments was $3,163,837,603 and the unrealized appreciation and depreciation were $1,826,837,441 and ($127,275,257), respectively, with a net unrealized appreciation of $1,699,562,184.

Schwab Equity Index Funds  |  Annual Report
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Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of October 31, 2016 (continued)

For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	Illiquid security. At the period end, the value of these amounted to $73,410 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $19,150,544.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.
(f)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 10/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 12/16/16	35	4,162,550	(144,920)
S&P 500 Index, e-mini, Long, expires 12/16/16	205	21,731,025	(247,030)
Net Unrealized Depreciation			(391,950)

The following is a summary of the inputs used to value the fund's investments as of October 31, 2016 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$4,822,321,992	$—	$— *	$4,822,321,992
Rights [1]	—	—	73,410 *	73,410
Other Investment Company[1]	19,726,894	—	—	19,726,894
Short-Term Investment[1]	—	21,277,491	—	21,277,491
Total	$4,842,048,886	$21,277,491	$73,410	$4,863,399,787
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($391,950)	$—	$—	($391,950)
*	Level 3 amount shown includes securities determined to have no value at October 31, 2016.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2016.

Schwab Equity Index Funds  |  Annual Report
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Schwab Total Stock Market Index Fund
Statement of Assets and Liabilities

As of October 31, 2016
Assets
Investment in affiliated issuer, at value (cost $5,313,111)		$7,928,994
Investments in unaffiliated issuers, at value (cost $3,107,987,134) including securities on loan of $19,150,544		4,835,743,899
Collateral invested for securities on loan, at value (cost $19,726,894)	+	19,726,894
Total investments, at value (cost $3,133,027,139)		4,863,399,787
Deposit with broker for futures contracts		2,273,500
Receivables:
Dividends		5,232,639
Fund shares sold		2,824,461
Income from securities on loan		89,146
Interest		89
Prepaid expenses	+	63,452
Total assets		4,873,883,074
Liabilities
Collateral held for securities on loan		19,726,894
Payables:
Investments bought		933,514
Investment adviser and administrator fees		248,680
Shareholder service fees		30,822
Fund shares redeemed		2,202,642
Variation margin on futures contracts		26,025
Accrued expenses	+	291,223
Total liabilities		23,459,800
Net Assets
Total assets		4,873,883,074
Total liabilities	–	23,459,800
Net assets		$4,850,423,274
Net Assets by Source
Capital received from investors		3,052,206,562
Net investment income not yet distributed		74,346,707
Net realized capital losses		(6,110,693)
Net unrealized capital appreciation		1,729,980,698

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,850,423,274		127,023,967		$38.19

Schwab Equity Index Funds  |  Annual Report
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Schwab Total Stock Market Index Fund
Statement of Operations

For the period November 1, 2015 through October 31, 2016
Investment Income
Dividends received from affiliated issuer		$63,833
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $7,224)		96,197,015
Interest		47,011
Securities on loan	+	1,463,081
Total investment income		97,770,940
Expenses
Investment adviser and administrator fees		2,767,668
Shareholder service fees		884,424
Index fees		409,169
Shareholder reports		158,813
Portfolio accounting fees		128,896
Registration fees		99,867
Custodian fees		87,889
Transfer agent fees		85,192
Professional fees		56,925
Proxy fees		56,547
Independent trustees' fees		35,174
Interest expense		21
Other expenses	+	67,356
Total expenses		4,837,941
Expense reduction by CSIM and its affiliates	–	629,871
Net expenses	–	4,208,070
Net investment income		93,562,870
Realized and Unrealized Gains (Losses)
Net realized gains on unaffiliated issuers		11,187,497
Net realized losses on futures contracts	+	(187,022)
Net realized gains		11,000,475
Net change in unrealized appreciation (depreciation) on affiliated issuer		354,848
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		94,598,040
Net change in unrealized appreciation (depreciation) on futures contracts	+	(1,492,906)
Net change in unrealized appreciation (depreciation)	+	93,459,982
Net realized and unrealized gains		104,460,457
Increase in net assets resulting from operations		$198,023,327

Schwab Equity Index Funds  |  Annual Report
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Schwab Total Stock Market Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	11/1/15-10/31/16		11/1/14-10/31/15
Net investment income		$93,562,870	$83,961,729
Net realized gains		11,000,475	37,802,516
Net change in unrealized appreciation (depreciation)	+	93,459,982	56,507,932
Increase in net assets from operations		198,023,327	178,272,177
Distributions to Shareholders
Distributions from net investment income		(84,938,610)	(68,099,121)
Distributions from net realized gains	+	(36,762,493)	(23,418,312)
Total distributions		($121,701,103)	($91,517,433)

Transactions in Fund Shares
		11/1/15-10/31/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		23,096,907	$842,649,529	24,753,855	$920,238,549
Shares reinvested		2,656,745	94,819,269	2,076,130	73,370,427
Shares redeemed	+	(17,507,062)	(640,225,552)	(17,609,468)	(652,741,483)
Net transactions in fund shares		8,246,590	$297,243,246	9,220,517	$340,867,493
Shares Outstanding and Net Assets
		11/1/15-10/31/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		118,777,377	$4,476,857,804	109,556,860	$4,049,235,567
Total increase	+	8,246,590	373,565,470	9,220,517	427,622,237
End of period		127,023,967	$4,850,423,274	118,777,377	$4,476,857,804
Net investment income not yet distributed			$74,346,707		$69,554,519

Schwab Equity Index Funds  |  Annual Report
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Schwab International Index Fund
Financial Statements
Financial Highlights
	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$18.49	$19.42	$19.92	$16.32	$16.02
Income (loss) from investment operations:
Net investment income (loss)	0.53 [1]	0.54 [1]	0.64	0.49	0.57
Net realized and unrealized gains (losses)	(1.03)	(0.86)	(0.63)	3.69	0.33
Total from investment operations	(0.50)	(0.32)	0.01	4.18	0.90
Less distributions:
Distributions from net investment income	(0.47)	(0.61)	(0.51)	(0.58)	(0.60)
Net asset value at end of period	$17.52	$18.49	$19.42	$19.92	$16.32
Total return	(2.64%)	(1.53%)	0.09%	26.40%	6.07%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%	0.19%	0.19%	0.19%	0.19%
Gross operating expenses	0.23%	0.23%	0.23%	0.23%	0.23%
Net investment income (loss)	3.06%	2.82%	3.42%	2.88%	3.66%
Portfolio turnover rate	4%	7%	2%	5%	31% [2]
Net assets, end of period (x 1,000,000)	$2,900	$2,844	$2,699	$2,205	$1,415

1
Calculated based on the average shares outstanding during the period.
2
Portfolio turnover rate increase was mainly the result of trading activities in connection with the change in primary benchmark index effective December 20, 2011.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Condensed Portfolio Holdings  as of October 31, 2016

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund's N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
97.9%	Common Stock	2,555,902,633	2,840,451,179
0.6%	Preferred Stock	17,481,434	17,308,068
0.0%	Rights	52,470	72,606
0.2%	Other Investment Company	3,953,494	3,953,494
0.9%	Short-Term Investments	26,753,989	26,753,989
99.6%	Total Investments	2,604,144,020	2,888,539,336
0.4%	Other Assets and Liabilities, Net		11,909,792
100.0%	Net Assets		2,900,449,128

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 97.9% of net assets

Australia 7.2%
Australia & New Zealand Banking Group Ltd.	692,660	0.5	14,625,799
BHP Billiton Ltd.	759,420	0.5	13,267,697
Commonwealth Bank of Australia	407,122	0.8	22,664,841
National Australia Bank Ltd.	624,277	0.5	13,251,797
Westpac Banking Corp.	792,152	0.6	18,318,463
Other Securities		4.3	127,229,291
		7.2	209,357,888

Austria 0.2%
Other Securities		0.2	5,611,394

Belgium 1.3%
Anheuser-Busch InBev S.A./N.V.	189,850	0.8	21,789,045
Other Securities		0.5	14,997,669
		1.3	36,786,714

Denmark 1.7%
Novo Nordisk A/S, Class B	451,381	0.6	16,080,665
Other Securities		1.1	32,189,158
		1.7	48,269,823

Finland 0.9%
Other Securities		0.9	27,189,472

France 9.7%
BNP Paribas S.A.	251,545	0.5	14,585,398
L'Oreal S.A.	59,604	0.4	10,678,600
LVMH Moet Hennessy Louis Vuitton SE	66,116	0.4	12,037,154
Security	Number of Shares	% of Net Assets	Value ($)
Sanofi	275,305	0.7	21,423,897
TOTAL S.A.	527,199	0.9	25,255,416
Other Securities		6.8	199,035,447
		9.7	283,015,912

Germany 8.5%
Allianz SE - Reg'd	108,608	0.6	16,954,168
BASF SE	218,370	0.7	19,277,257
Bayer AG - Reg'd	196,624	0.7	19,522,723
Daimler AG - Reg'd	228,385	0.6	16,293,436
Deutsche Telekom AG - Reg'd	760,204	0.4	12,402,894
SAP SE	233,481	0.7	20,569,542
Siemens AG - Reg'd	180,435	0.7	20,500,545
Other Securities		4.1	120,457,822
		8.5	245,978,387

Hong Kong 3.5%
AIA Group Ltd.	2,876,400	0.6	18,095,437
Other Securities		2.9	82,713,355
		3.5	100,808,792

Ireland 0.4%
Other Securities		0.4	12,930,974

Israel 0.7%
Other Securities		0.7	19,338,451

Italy 1.9%
Other Securities		1.9	54,964,785

Japan 24.4%
Honda Motor Co., Ltd.	387,339	0.4	11,589,804
KDDI Corp.	433,100	0.5	13,163,275
Mitsubishi UFJ Financial Group, Inc.	3,029,009	0.5	15,629,106
SoftBank Group Corp.	227,000	0.5	14,296,705
Sumitomo Mitsui Financial Group, Inc.	318,746	0.4	11,051,454
Toyota Motor Corp.	633,703	1.3	36,759,029
Other Securities		20.8	604,388,597
		24.4	706,877,970

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Condensed Portfolio Holdings  as of October 31, 2016 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Netherlands 3.3%
ING Groep N.V.	916,628	0.4	12,032,586
Unilever N.V. CVA	385,786	0.6	16,135,876
Other Securities		2.3	67,693,801
		3.3	95,862,263

New Zealand 0.2%
Other Securities		0.2	5,553,226

Norway 0.6%
Other Securities		0.6	18,599,518

Portugal 0.1%
Other Securities		0.1	4,303,255

Singapore 1.2%
Other Securities		1.2	35,453,174

Spain 3.2%
Banco Bilbao Vizcaya Argentaria S.A.	1,553,324	0.4	11,181,894
Banco Santander S.A.	3,427,155	0.6	16,793,148
Telefonica S.A.	1,064,002	0.4	10,810,902
Other Securities		1.8	52,907,446
		3.2	91,693,390

Sweden 2.7%
Other Securities		2.7	78,029,804

Switzerland 8.6%
Nestle S.A. - Reg'd	756,637	1.9	54,866,676
Novartis AG - Reg'd	529,525	1.3	37,579,109
Roche Holding AG	166,552	1.3	38,253,921
UBS Group AG - Reg’d	867,013	0.4	12,257,534
Other Securities		3.7	105,526,323
		8.6	248,483,563

United Kingdom 17.6%
AstraZeneca plc	300,370	0.6	16,819,242
BP plc	4,423,880	0.9	26,152,670
British American Tobacco plc	442,118	0.9	25,339,080
Diageo plc	598,553	0.5	15,931,409
GlaxoSmithKline plc	1,154,817	0.8	22,812,633
HSBC Holdings plc	4,699,826	1.2	35,395,032
Imperial Brands plc	227,021	0.4	10,981,419
National Grid plc	887,446	0.4	11,543,699
Reckitt Benckiser Group plc	151,028	0.5	13,511,041
Royal Dutch Shell plc, A Shares	1,009,722	0.9	25,149,186
Royal Dutch Shell plc, B Shares	893,242	0.8	23,038,947
Shire plc	211,882	0.4	11,963,429
Unilever plc	304,589	0.4	12,716,347
Vodafone Group plc	6,301,334	0.6	17,305,509
Other Securities		8.3	242,682,781
		17.6	511,342,424
Total Common Stock
(Cost $2,555,902,633)			2,840,451,179

Security	Number of Shares	% of Net Assets	Value ($)
Preferred Stock 0.6% of net assets

Germany 0.5%
Other Securities		0.5	15,806,666

Italy 0.1%
Other Securities		0.1	1,501,402
Total Preferred Stock
(Cost $17,481,434)			17,308,068

Rights 0.0% of net assets

Italy 0.0%
Other Securities		0.0	—

Spain 0.0%
Other Securities		0.0	50,226

Sweden 0.0%
Other Securities		0.0	22,380
Total Rights
(Cost $52,470)			72,606

Other Investment Company 0.2% of net assets

United States 0.2%

Securities Lending Collateral 0.2%
Other Securities		0.2	3,953,494
Total Other Investment Company
(Cost $3,953,494)			3,953,494
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 0.9% of net assets

Time Deposits 0.9%
Sumitomo Mitsui Banking Corp. 0.15%, 11/01/16 (e)	24,352,712	0.8	24,352,712
Other Securities		0.1	2,401,277
		0.9	26,753,989
Total Short-Term Investments
(Cost $26,753,989)			26,753,989

End of Investments.

At 10/31/16, the tax basis cost of the fund's investments was $2,643,417,014 and the unrealized appreciation and depreciation were $530,418,159 and ($285,295,837), respectively, with a net unrealized appreciation of $245,122,322.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Condensed Portfolio Holdings  as of October 31, 2016 (continued)

At 10/31/16, the values of certain foreign securities held by the fund aggregating $2,812,076,718 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information).
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,735,911.
(b)	Illiquid security. At the period end, the value of these amounted to $46,552 or 0.0% of net assets.
(c)	The rate shown is the 7-day yield.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $12,909,094 or 0.4% of net assets.
(e)	The rate shown is the current daily overnight rate.
(f)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
Reg'd —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt
In addition to the above, the fund held the following at 10/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 12/16/16	400	33,314,000	(428,653)

The following is a summary of the inputs used to value the fund's investments as of October 31, 2016 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$1,568,919,611	$— *	$1,568,919,611
Belgium	21,789,045	14,997,669	—	36,786,714
Germany	1,310,467	244,667,920	—	245,978,387
Hong Kong	5,242,526	95,566,266	—	100,808,792
Ireland	2,675,284	10,255,690	—	12,930,974
Israel	4,550,090	14,788,361	—	19,338,451
Netherlands	8,663,832	87,198,431	—	95,862,263
Switzerland	1,427,113	247,056,450	—	248,483,563
United Kingdom	—	511,318,252	24,172	511,342,424
Preferred Stock[1]	—	17,308,068	—	17,308,068
Rights
Italy	—	—	— *	—
Spain	50,226	—	—	50,226
Sweden	—	—	22,380	22,380
Other Investment Company[1]	3,953,494	—	—	3,953,494
Short-Term Investments[1]	—	26,753,989	—	26,753,989
Total	$49,662,077	$2,838,830,707	$46,552	$2,888,539,336
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($428,653)	$—	$—	($428,653)
*	Level 3 amount shown includes securities determined to have no value at October 31, 2016.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Condensed Portfolio Holdings  as of October 31, 2016 (continued)

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2016. The transfers in the amount of $20,783,854 and $4,538,553 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund. The transfers from Level 3 to Level 1 or Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Statement of Assets and Liabilities

As of October 31, 2016
Assets
Investments, at value (cost $2,600,190,526) including securities on loan of $3,735,911		$2,884,585,842
Collateral invested for securities on loan, at value (cost $3,953,494)	+	3,953,494
Total investments, at value (cost $2,604,144,020)		2,888,539,336
Foreign currency, at value (cost $251,821)		247,395
Deposit with broker for futures contracts		1,890,000
Receivables:
Dividends		6,899,548
Foreign tax reclaims		4,824,950
Fund shares sold		4,006,906
Income from securities on loan		43,733
Variation margin on futures contracts		18,000
Interest		101
Prepaid expenses	+	50,857
Total assets		2,906,520,826
Liabilities
Collateral held for securities on loan		3,953,494
Payables:
Investments bought		52,544
Investment adviser and administrator fees		320,118
Shareholder service fees		8,085
Fund shares redeemed		1,367,389
Accrued expenses	+	370,068
Total liabilities		6,071,698
Net Assets
Total assets		2,906,520,826
Total liabilities	–	6,071,698
Net assets		$2,900,449,128
Net Assets by Source
Capital received from investors		2,679,838,099
Net investment income not yet distributed		63,872,618
Net realized capital losses		(126,778,707)
Net unrealized capital appreciation		283,517,118

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,900,449,128		165,507,912		$17.52

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Statement of Operations

For the period November 1, 2015 through October 31, 2016
Investment Income
Dividends (net of foreign withholding tax of $8,865,815)		$91,787,563
Interest		20,855
Securities on loan	+	1,537,344
Total investment income		93,345,762
Expenses
Investment adviser and administrator fees		4,306,862
Shareholder service fees		537,050
Index fees		523,325
Custodian fees		497,200
Professional fees		190,619*
Shareholder reports		152,860
Registration fees		129,428
Portfolio accounting fees		113,341
Transfer agent fees		59,825
Proxy fees		45,807
Independent trustees' fees		24,966
Interest expense		2,448
Other expenses	+	76,181
Total expenses		6,659,912
Expense reduction by CSIM and its affiliates	–	1,156,298
Net expenses	–	5,503,614
Net investment income		87,842,148
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(37,049,366)
Net realized losses on futures contracts		(4,801,478)
Net realized losses on foreign currency transactions	+	(102,012)
Net realized losses		(41,952,856)
Net change in unrealized appreciation (depreciation) on investments		(118,190,338)
Net change in unrealized appreciation (depreciation) on futures contracts		(694,783)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(247,515)
Net change in unrealized appreciation (depreciation)	+	(119,132,636)
Net realized and unrealized losses		(161,085,492)
Decrease in net assets resulting from operations		($73,243,344)
*	Includes professional fees of $131,932 associated with the filing of tax claims in the European Union deemed to be non-routine expenses of the fund. See financial notes 2 and 4 for additional information.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	11/1/15-10/31/16		11/1/14-10/31/15
Net investment income		$87,842,148	$77,423,909
Net realized losses		(41,952,856)	(60,245,085)
Net change in unrealized appreciation (depreciation)	+	(119,132,636)	(78,449,200)
Decrease in net assets from operations		(73,243,344)	(61,270,376)
Distributions to Shareholders
Distributions from net investment income		($77,100,360)	($87,032,492)

Transactions in Fund Shares
		11/1/15-10/31/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		64,054,024	$1,096,906,593	59,133,426	$1,111,348,958
Shares reinvested		3,569,073	61,423,757	4,061,536	72,539,032
Shares redeemed	+	(55,915,117)	(951,870,981)	(48,379,691)	(890,397,689)
Net transactions in fund shares		11,707,980	$206,459,369	14,815,271	$293,490,301
Shares Outstanding and Net Assets
		11/1/15-10/31/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		153,799,932	$2,844,333,463	138,984,661	$2,699,146,030
Total increase	+	11,707,980	56,115,665	14,815,271	145,187,433
End of period		165,507,912	$2,900,449,128	153,799,932	$2,844,333,463
Net investment income not yet distributed			$63,872,618		$53,167,370

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Equity Index Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the trusts) are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trusts as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund	Schwab Target 2050 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2055 Fund
Schwab International Index Fund	Schwab Target 2060 Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental US Large Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental International Small Company Index Fund
Laudus Small-Cap MarketMasters Fund™	Schwab Fundamental Emerging Markets Large Company Index Fund
Laudus International MarketMasters Fund™	Schwab Fundamental Global Real Estate Index Fund
Schwab Balanced Fund™	Schwab Target 2010 Index Fund
Schwab Core Equity Fund™	Schwab Target 2015 Index Fund
Schwab Dividend Equity Fund™	Schwab Target 2020 Index Fund
Schwab Large-Cap Growth Fund™	Schwab Target 2025 Index Fund
Schwab Small-Cap Equity Fund™	Schwab Target 2030 Index Fund
Schwab Hedged Equity Fund™	Schwab Target 2035 Index Fund
Schwab Health Care Fund™	Schwab Target 2040 Index Fund
Schwab ® International Core Equity Fund	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab ® Monthly Income Fund – Moderate Payout
Schwab Target 2030 Fund	Schwab ® Monthly Income Fund – Enhanced Payout
Schwab Target 2035 Fund	Schwab ® Monthly Income Fund – Maximum Payout
Schwab Target 2040 Fund

SCHWAB INVESTMENTS (ORGANIZED OCTOBER 26, 1990)
Schwab 1000 Index Fund	Schwab ® Treasury Inflation Protected Securities Index Fund
Schwab Short-Term Bond Market Fund™	Schwab Tax-Free Bond Fund™
Schwab Intermediate-Term Bond Fund™	Schwab California Tax-Free Bond Fund™
Schwab Total Bond Market Fund™	Schwab Global Real Estate Fund™
Schwab GNMA Fund™
Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of October 31, 2016 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trusts’ Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreements allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent.The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including lending agent fees and broker rebates, associated with securities lending activities under the trusts’ Securities Lending Program paid to the

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
unaffiliated lending agents ranged from 10% to 15%, with subsequent breakpoints to a low of 7.5%, of gross lending revenue through November 30, 2015. After December 1, 2015, the total costs and expenses paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%.
As of October 31, 2016, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of October 31, 2016, if any, are disclosed in each fund's Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund's Statement of Assets and Liabilities.
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
In 2015, the Schwab International Index Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by CSIM. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Custody Credit:
Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to a fund's operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of October 31, 2016, if any, are reflected in each fund's Statement of Assets and Liabilities.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds' prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that investors could lose money.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Financial Notes (continued)

3. Risk Factors (continued):
Tracking Error Risk. As an index fund, each fund seeks to track the performance of its comparative index, although it may not be successful in doing so. The divergence between the performance of a fund and its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, a fund may not invest in certain securities in the index, or match the securities’ weightings to the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.
Investment Style Risk. Each fund invests in companies measured by its respective index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance may be below that of the index.
A significant percentage of an index may be composed of securities in a single industry or sector of the economy. If a fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.
Sampling Index Tracking Risk. If a fund uses a sampling method, the fund will not fully replicate its comparative index and may hold securities not included in the index. As a result, the fund will be subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments—bonds or large- or mid-cap stocks, for instance—a fund’s performance also will lag those investments.
Large- and Mid-Cap Risk. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more volatile than those of large-cap companies because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments—bonds or small-cap stocks, for instance—a fund’s performance also will lag those investments.
Foreign Investment Risk. A fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund's investments, and could impair the fund's ability to meet its investment objective or invest in accordance with its investment strategies. To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the fund’s assets, the fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.
Derivatives Risk. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. A fund's use of derivatives could reduce the fund's performance, increase its volatility, and could cause the fund to lose more than the initial amount invested.

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Financial Notes (continued)

3. Risk Factors (continued):
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and each trust.
For its advisory and administrative services to the Schwab 1000 Index Fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
% of Average Daily Net Assets	Schwab 1000 Index Fund
First $500 million	0.30%
$500 million to $5 billion	0.22%
$5 billion to $10 billion	0.20%
Over $10 billion	0.18%
For the period ended October 31, 2016, the aggregate advisory fee paid to CSIM by the Schwab 1000 Index Fund was 0.22%, as a percentage of the fund's average daily net assets.
For its advisory and administrative services to the other funds discussed in this report, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab S&P 500 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
0.06%	0.15%	0.06%	0.15%
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and a fund will pay no more than the amount set forth in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
0.02%	0.10%	0.02%	0.02%	0.02%

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Schwab Equity Index Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation). The expense limitation as a percentage of average daily net assets is as follows:
Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
0.09%	0.29%	0.17%	0.09%	0.19%
The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. The table below shows funds with investment activities involving The Charles Schwab Corporation shares during the report period:
Fund	Balance of Shares Held at 10/31/15	Gross Purchases	Gross Sales	Balance of Shares Held at 10/31/16	Market Value at 10/31/16	Realized Gains (Losses) 11/01/15 to 10/31/16	Dividends Received 11/01/15 to 10/31/16
Schwab S&P 500 Index Fund	1,402,481	77,900	—	1,480,381	$46,928,078	$—	$372,825
Schwab 1000 Index Fund	375,265	—	—	375,265	$11,895,900	$—	$97,569
Schwab Total Stock Market Index Fund	240,126	10,000	—	250,126	$7,928,994	$—	$63,833
Certain Schwab Funds may own shares of other Schwab funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab Funds as of October 31, 2016, as applicable:
	Underlying Funds
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio	0.8%	—%	3.6%	—%	2.6%
Schwab MarketTrack Growth Portfolio	0.9%	—%	3.7%	—%	2.3%
Schwab MarketTrack Balanced Portfolio	0.5%	—%	2.0%	—%	1.2%
Schwab MarketTrack Conservative Portfolio	0.1%	—%	0.6%	—%	0.4%
Schwab MarketTrack Growth Portfolio II	0.0%*	0.0%*	0.2%	—%	0.2%
Schwab Target 2010 Fund	0.0%*	—%	—%	—%	—%
Schwab Target 2015 Fund	0.0%*	—%	—%	—%	—%
Schwab Target 2020 Fund	0.2%	—%	—%	—%	—%
Schwab Target 2025 Fund	0.2%	—%	—%	—%	—%
Schwab Target 2030 Fund	0.4%	—%	—%	—%	—%
Schwab Target 2035 Fund	0.2%	—%	—%	—%	—%
Schwab Target 2040 Fund	0.4%	—%	—%	—%	—%
Schwab Target 2045 Fund	0.0%*	—%	—%	—%	—%
Schwab Target 2050 Fund	0.0%*	—%	—%	—%	—%
Schwab Target 2055 Fund	0.0%*	—%	—%	—%	—%
Schwab Target 2060 Fund	0.0%*	—%	—%	—%	—%
*	Less than 0.05%
Certain other related parties may own shares of the funds in this report. As of October 31, 2016, the shares owned by Schwab Charitable Giving Trust (an affiliate of Schwab) as a percentage of the total shares of the Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund were 3.3%, 7.8% and 3.8%, respectively.

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Schwab Equity Index Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
The funds may engage in direct transactions with certain other Schwab funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended October 31, 2016, each fund’s total aggregate security transactions with other Schwab funds as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab S&P 500 Index Fund	$158,474,212	$1,443,088
Schwab 1000 Index Fund	41,933,578	1,736,974
Schwab Small-Cap Index Fund	31,392,532	(2,042,975)
Schwab Total Stock Market Index Fund	30,034,077	(6,888,006)
Schwab International Index Fund	—	—
The professional fees related to foreign withholding tax claims discussed in financial note 2 were non-routine expenses. However, the investment adviser agreed to pay these professional fees for this reporting period, subject to reimbursement by the Schwab International Index Fund to the extent the fund is able to successfully recover taxes withheld in the future.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The trusts did not pay any of these interested persons for their services as trustees, but they did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), which matured on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. On October 6, 2016, the Credit Facility was amended to run for a new 364 day period with an increased line of $555 million and a commitment fee of 0.15% per annum. There were no borrowings from the line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The fair value and variation margin for futures contracts held at October 31, 2016 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds' accounting

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Schwab Equity Index Funds
Financial Notes (continued)

7. Derivatives (continued):
policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended October 31, 2016, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Contract Values	Number of Contracts
Schwab S&P 500 Index Fund	$170,403,094	1,656
Schwab 1000 Index Fund	46,898,617	454
Schwab Small-Cap Index Fund	18,160,921	157
Schwab Total Stock Market Index Fund	38,980,373	374
Schwab International Index Fund	22,156,352	266

8. Purchases and Sales/Maturities of Investment Securities:
For the period ended October 31, 2016, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab S&P 500 Index Fund	$1,324,088,097	$473,170,100
Schwab 1000 Index Fund	221,463,322	351,710,499
Schwab Small-Cap Index Fund	472,460,341	427,087,834
Schwab Total Stock Market Index Fund	413,677,694	55,590,041
Schwab International Index Fund	345,079,557	123,665,667

9. Redemption Fee:
The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods were as follows:
	Current Period (11/1/15-10/31/16)	Prior Period (11/1/14-10/31/15)
Schwab S&P 500 Index Fund	$369,401	$266,905
Schwab 1000 Index Fund	27,980	44,069
Schwab Small-Cap Index Fund	12,505	34,586
Schwab Total Stock Market Index Fund	54,925	50,564
Schwab International Index Fund	46,804	27,617

10. Federal Income Taxes:
As of October 31, 2016, the components of distributable earnings on a tax-basis were as follows:
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
Undistributed ordinary income	$377,944,709	$93,428,871	$30,361,938	$75,035,075	$84,698,256
Undistributed long-term capital gains	122,940,295	104,585,704	77,928,741	23,619,453	—
Unrealized appreciation on investments	10,049,075,204	4,517,631,042	808,218,794	1,826,837,441	530,418,159
Unrealized depreciation on investments	(563,136,035)	(21,767,038)	(245,459,896)	(127,275,257)	(285,295,837)
Other unrealized appreciation (depreciation)	—	—	—	—	(449,545)
Net unrealized appreciation (depreciation)	$9,485,939,169	$4,495,864,004	$562,758,898	$1,699,562,184	$244,672,777

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Schwab Equity Index Funds
Financial Notes (continued)

10. Federal Income Taxes (continued):
The primary differences between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales, Passive Foreign Investment Companies (PFIC), partnership investments and non-taxable dividends.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2016, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
October 31, 2017	$—	$—	$—	$—	$13,252,761
No expiration*	—	—	—	—	95,507,243
Total	$—	$—	$—	$—	$108,760,004
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
For the year ended October 31, 2016, the funds had no capital loss carryforwards utilized and had no capital losses expired.
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
Current period distributions
Ordinary income	$445,863,757	$116,634,011	$46,401,819	$85,807,300	$77,100,360
Long-term capital gains	213,585,458	264,435,992	123,568,288	35,893,803	—
Prior period distributions
Ordinary income	$369,772,138	$110,332,491	$41,501,610	$75,210,034	$87,032,492
Long-term capital gains	—	171,945,895	130,862,912	16,307,399	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2016, the funds made the following reclassifications:
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
Capital shares	$—	$—	$—	$—	$—
Undistributed net investment income	(5,248,019)	(1,735,466)	(972,228)	(3,832,072)	(36,540)
Net realized capital gains (losses)	5,248,019	1,735,466	972,228	3,832,072	36,540
As of October 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2016, the funds did not incur any interest or penalties.

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Schwab Equity Index Funds
Financial Notes (continued)

11. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the funds' financial statements and related disclosures.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Schwab Equity Index Funds
Report of Independent Registered Public Accounting Firm

To the Boards of Trustees and Shareholders of:
Schwab S&P 500 Index Fund
Schwab 1000 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
In our opinion, the accompanying statements of assets and liabilities, including the condensed portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab 1000 Index Fund (one of the funds constituting Schwab Investments), Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund (four of the funds constituting Schwab Capital Trust) (hereafter collectively referred to as the “Funds”) at October 31, 2016, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
December 16, 2016

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Schwab Equity Index Funds
Other Federal Tax Information (unaudited)

Schwab International Index Fund may elect to pass on the benefits of the foreign tax credit of $7,396,248 to its shareholders for the year ended October 31, 2016. The respective foreign source income on the fund is $100,653,376.
For corporate shareholders, the following percentage of the funds' dividend distributions paid during the fiscal year ended October 31, 2016, qualify for the corporate dividends received deduction:
Percentage
Schwab S&P 500 Index Fund	93.54
Schwab 1000 Index Fund	100.00
Schwab Small-Cap Index Fund	52.63
Schwab Total Stock Market Index Fund	89.04
Schwab International Index Fund	—
For the fiscal year ended October 31, 2016, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(11) of the Internal Revenue Code. Shareholders will be notified in January 2017 via IRS form 1099 of the amounts for use in preparing their 2016 income tax return.
Schwab S&P 500 Index Fund	$444,667,596
Schwab 1000 Index Fund	116,634,011
Schwab Small-Cap Index Fund	25,340,018
Schwab Total Stock Market Index Fund	82,181,627
Schwab International Index Fund	75,370,359
Under Section 852 (b)(3)(C) of the Internal Revenue Code, certain funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended October 31, 2016:
Schwab S&P 500 Index Fund	$213,585,458
Schwab 1000 Index Fund	264,435,992
Schwab Small-Cap Index Fund	123,568,288
Schwab Total Stock Market Index Fund	35,893,803
Schwab International Index Fund	—

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreements (the Agreements) between Schwab Capital Trust and Schwab Investments (collectively, the Trusts) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trusts, including Schwab S&P 500 Index Fund, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, Independent Trustees’ legal counsel sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives extensive data provided by an independent provider of investment company data and an independent accounting firm. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity . The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreements with respect to the Funds at meetings held on May 9, 2016, and June 1, 2016, and approved the renewal of the Agreements with respect to the Funds for an additional one-year term at the meeting held on June 1, 2016. The Board’s approval of the Agreements with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreements, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds, exchange-traded funds and other accounts;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services.   The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered information provided by CSIM relating to each Fund’s portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s mutual fund infrastructure, Schwab’s wide range of products, services, and channel alternatives such as investment and research tools, internet access, and an array of account features that benefit the Funds and certain of their shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreements with respect to the Funds.
Fund Performance. The Board considered Fund performance in determining whether to renew the Agreements with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/ benchmarks, in light of total return, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below, and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreements with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of a peer group of mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered CSIM’s contractual commitment to keep each Fund’s expense cap for so long as CSIM serves as the adviser to such Fund. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreements with respect to the Funds.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses and methodology, together with certain commentary thereon from an independent accounting firm. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreements with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the existing contractual investment advisory fee schedules relating to Schwab 1000 Index Fund that include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements with respect to the Funds and concluded that the compensation under the Agreements with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust and Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Bloomberg Barclays U.S. Treasury Bills 1 – 3 Months Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones U.S. Total Stock Market Index  An index that measures all U.S. equity securities with readily available prices.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
International Spliced Index  An internally calculated index, comprised of the Schwab International Index from inception of the Schwab International Index Fund until the close of business on 12/20/2011, the MSCI EAFE Index from 12/21/2011 until the close of business on 2/28/2013, and the MSCI EAFE Index (Net) from 3/1/2013 forward. The Schwab International Index includes the common stocks of the 350 largest publicly traded companies from selected countries outside of the United States.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE (Europe, Australasia, Far East) Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities  Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
Schwab 1000 Index  An index that represents the performance of the largest 1,000 publicly traded companies in the United States.

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Small-Cap Spliced Index  An internally calculated index, comprised of the Schwab Small-Cap Index (the Schwab Small-Cap Index Fund’s former comparative index) from inception of the Schwab Small-Cap Index Fund until the close of business on December 14, 2011, and the Russell 2000 Index from December 15, 2011 forward.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements;
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a
Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2016 Schwab Funds. All rights reserved.

Schwab Equity Index Funds  |  Annual Report

Notes

Schwab Equity Index Funds
Our straightforward approach sets us apart.

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2016 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Effective October 14, 2016, all Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

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MFR13810-19
00186666

Item 2: Code of Ethics.

(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kiran M. Patel, Robert W. Burns and Kimberly S. Patmore, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Mr. Patel, Mr. Burns and Ms. Patmore as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of nine series. One series has a fiscal year-end of October 31, whose annual financial statements are reported in Item 1, seven series have a fiscal year-end of August 31 and one series has a fiscal year-end of February 28. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the nine series, based on their respective 2016 and 2015 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Fiscal Year 2016	Fiscal Year 2015	Fiscal Year 2016	Fiscal Year 2015	Fiscal Year 2016	Fiscal Year 2015	Fiscal Year 2016	Fiscal Year 2015
$450,993	$450,993	$0	$0	$23,979	$23,979	$0	$3,041

[1]	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[2]	The nature of the services includes tax compliance.
[3]	The nature of the services include agreed upon procedures relating to Charles Schwab Investment Management., Inc.’s, (“CSIM”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

(e)(1) Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2016: $23,979             2015: $27,020

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab 1000 Index Fund is filed under this Item.

Schwab S&P 500 Index Fund
Portfolio Holdings as of October 31, 2016

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.2%	Common Stock	12,998,840,544	22,513,476,544
0.1%	Other Investment Company	13,893,103	13,893,103
0.5%	Short-Term Investments	112,832,837	112,832,837
99.8%	Total Investments	13,125,566,484	22,640,202,484
0.2%	Other Assets and Liabilities, Net		34,334,702
100.0%	Net Assets		22,674,537,186

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets

Automobiles & Components 0.7%
Adient plc *	114,490	5,210,440
BorgWarner, Inc.	261,400	9,368,576
Delphi Automotive plc	336,400	21,889,548
Ford Motor Co.	4,792,797	56,267,437
General Motors Co.	1,742,800	55,072,480
Harley-Davidson, Inc.	223,470	12,742,259
The Goodyear Tire & Rubber Co.	304,936	8,852,292
		169,403,032

Banks 5.7%
Bank of America Corp.	12,504,611	206,326,081
BB&T Corp.	1,002,426	39,295,099
Citigroup, Inc.	3,554,447	174,701,070
Citizens Financial Group, Inc.	622,000	16,383,480
Comerica, Inc.	211,070	10,994,636
Fifth Third Bancorp	940,929	20,474,615
Huntington Bancshares, Inc.	1,354,493	14,357,626
JPMorgan Chase & Co.	4,430,631	306,865,503
KeyCorp	1,327,498	18,744,272
M&T Bank Corp.	192,098	23,576,188
People's United Financial, Inc.	343,300	5,575,192
Regions Financial Corp.	1,567,445	16,787,336
SunTrust Banks, Inc.	605,816	27,401,058
The PNC Financial Services Group, Inc.	605,578	57,893,257
U.S. Bancorp	1,967,128	88,048,649
Wells Fargo & Co.	5,564,409	256,018,458
Zions Bancorp	250,998	8,084,646
		1,291,527,166

Capital Goods 7.2%
3M Co.	740,119	122,341,671
Acuity Brands, Inc.	53,000	11,849,210
Alcoa, Inc.	517,849	14,872,637
Allegion plc	115,333	7,362,859
AMETEK, Inc.	289,400	12,762,540
Caterpillar, Inc.	722,462	60,296,678
Cummins, Inc.	186,362	23,820,791
Deere & Co.	350,686	30,965,574
Dover Corp.	181,270	12,125,150
Eaton Corp. plc	563,338	35,924,064
Emerson Electric Co.	792,315	40,154,524
Security	Number of Shares	Value ($)
Fastenal Co.	355,398	13,853,414
Flowserve Corp.	150,300	6,365,205
Fluor Corp.	174,382	9,066,120
Fortive Corp.	361,987	18,479,436
Fortune Brands Home & Security, Inc.	185,000	10,106,550
General Dynamics Corp.	353,060	53,220,264
General Electric Co.	10,990,757	319,831,029
Honeywell International, Inc.	927,029	101,676,541
Illinois Tool Works, Inc.	389,036	44,182,819
Ingersoll-Rand plc	308,100	20,732,049
Jacobs Engineering Group, Inc. *	139,834	7,212,638
Johnson Controls International plc	1,144,902	46,162,449
L-3 Communications Holdings, Inc.	97,283	13,321,934
Lockheed Martin Corp.	310,291	76,449,497
Masco Corp.	419,488	12,953,789
Northrop Grumman Corp.	218,167	49,960,243
PACCAR, Inc.	431,250	23,684,250
Parker-Hannifin Corp.	164,036	20,135,419
Pentair plc	208,982	11,521,178
Quanta Services, Inc. *	179,900	5,172,125
Raytheon Co.	358,588	48,986,707
Rockwell Automation, Inc.	159,921	19,145,742
Rockwell Collins, Inc.	158,605	13,373,574
Roper Technologies, Inc.	123,800	21,455,778
Snap-on, Inc.	72,782	11,215,706
Stanley Black & Decker, Inc.	179,881	20,477,653
Textron, Inc.	316,904	12,701,512
The Boeing Co.	711,954	101,403,608
TransDigm Group, Inc.	61,000	16,620,060
United Rentals, Inc. *	110,100	8,330,166
United Technologies Corp.	956,158	97,719,348
W.W. Grainger, Inc.	69,927	14,553,207
Xylem, Inc.	227,400	10,990,242
		1,633,535,950

Commercial & Professional Supplies 0.6%
Cintas Corp.	99,576	10,621,772
Equifax, Inc.	146,261	18,131,976
Nielsen Holdings plc	416,600	18,755,332
Pitney Bowes, Inc.	231,591	4,131,583
Republic Services, Inc.	289,334	15,227,648
Robert Half International, Inc.	156,742	5,865,286
Stericycle, Inc. *	98,600	7,896,874
The Dun & Bradstreet Corp.	46,800	5,842,980
Verisk Analytics, Inc. *	185,000	15,086,750
Waste Management, Inc.	497,616	32,673,467
		134,233,668

Consumer Durables & Apparel 1.3%
Coach, Inc.	327,028	11,737,035
D.R. Horton, Inc.	422,016	12,166,721
Garmin Ltd.	155,100	7,500,636
Hanesbrands, Inc.	481,600	12,377,120
Harman International Industries, Inc.	85,956	6,851,553
Hasbro, Inc.	139,417	11,628,772
Leggett & Platt, Inc.	157,894	7,244,177
Lennar Corp., Class A	220,318	9,185,057

1
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Mattel, Inc.	415,494	13,100,526
Michael Kors Holdings Ltd. *	212,100	10,770,438
Mohawk Industries, Inc. *	78,300	14,430,690
Newell Brands, Inc.	593,050	28,478,261
NIKE, Inc., Class B	1,645,148	82,553,527
PulteGroup, Inc.	370,186	6,885,459
PVH Corp.	99,900	10,687,302
Ralph Lauren Corp.	69,126	6,781,261
Under Armour, Inc., Class A *(b)	224,300	6,975,730
Under Armour, Inc., Class C *	225,892	5,841,567
VF Corp.	410,264	22,240,411
Whirlpool Corp.	89,922	13,472,114
		300,908,357

Consumer Services 1.6%
Carnival Corp.	529,221	25,984,751
Chipotle Mexican Grill, Inc. *	36,959	13,333,329
Darden Restaurants, Inc.	146,748	9,507,803
H&R Block, Inc.	284,905	6,544,268
Marriott International, Inc., Class A	389,926	26,787,916
McDonald's Corp.	1,045,738	117,718,726
Royal Caribbean Cruises Ltd.	198,200	15,235,634
Starbucks Corp.	1,796,524	95,341,529
Wyndham Worldwide Corp.	136,364	8,978,206
Wynn Resorts Ltd.	95,000	8,982,250
Yum! Brands, Inc.	425,085	36,676,334
		365,090,746

Diversified Financials 4.8%
Affiliated Managers Group, Inc. *	66,000	8,755,560
American Express Co.	952,241	63,247,847
Ameriprise Financial, Inc.	198,514	17,546,652
Berkshire Hathaway, Inc., Class B *	2,326,030	335,646,129
BlackRock, Inc.	150,000	51,186,000
Capital One Financial Corp.	620,574	45,947,299
CME Group, Inc.	416,385	41,680,138
Discover Financial Services	487,773	27,476,253
E*TRADE Financial Corp. *	354,519	9,983,255
Franklin Resources, Inc.	420,905	14,167,662
Intercontinental Exchange, Inc.	145,966	39,467,747
Invesco Ltd.	497,347	13,970,477
Legg Mason, Inc.	103,898	2,983,951
Leucadia National Corp.	379,851	7,091,818
Moody's Corp.	201,329	20,237,591
Morgan Stanley	1,814,854	60,924,649
Nasdaq, Inc.	142,400	9,109,328
Navient Corp.	373,300	4,770,774
Northern Trust Corp.	256,018	18,540,824
S&P Global, Inc.	321,467	39,170,754
State Street Corp.	449,326	31,547,178
Synchrony Financial	970,499	27,746,566
T. Rowe Price Group, Inc.	303,279	19,412,889
The Bank of New York Mellon Corp.	1,308,473	56,617,627
The Charles Schwab Corp. (a)	1,480,381	46,928,078
The Goldman Sachs Group, Inc.	461,469	82,252,235
		1,096,409,281

Energy 7.1%
Anadarko Petroleum Corp.	668,709	39,748,063
Apache Corp.	467,906	27,831,049
Baker Hughes, Inc.	536,363	29,714,510
Cabot Oil & Gas Corp.	557,100	11,632,248
Chesapeake Energy Corp. *	798,966	4,402,303
Chevron Corp.	2,308,834	241,850,361
Cimarex Energy Co.	119,500	15,431,035
Security	Number of Shares	Value ($)
Concho Resources, Inc. *	174,377	22,135,416
ConocoPhillips	1,516,590	65,895,836
Devon Energy Corp.	641,058	24,289,688
EOG Resources, Inc.	677,412	61,251,593
EQT Corp.	206,500	13,629,000
Exxon Mobil Corp.	5,079,241	423,202,360
FMC Technologies, Inc. *	275,300	8,883,931
Halliburton Co.	1,045,268	48,082,328
Helmerich & Payne, Inc.	124,700	7,869,817
Hess Corp.	324,840	15,582,575
Kinder Morgan, Inc.	2,351,244	48,035,915
Marathon Oil Corp.	1,069,452	14,095,377
Marathon Petroleum Corp.	659,352	28,741,154
Murphy Oil Corp.	184,892	4,783,156
National Oilwell Varco, Inc.	454,724	14,596,640
Newfield Exploration Co. *	244,700	9,932,373
Noble Energy, Inc.	531,268	18,312,808
Occidental Petroleum Corp.	936,250	68,261,987
ONEOK, Inc.	253,100	12,257,633
Phillips 66	544,795	44,210,114
Pioneer Natural Resources Co.	207,900	37,218,258
Range Resources Corp.	230,100	7,775,079
Schlumberger Ltd.	1,710,428	133,806,782
Southwestern Energy Co. *	607,000	6,306,730
Spectra Energy Corp.	859,009	35,915,166
Tesoro Corp.	139,107	11,819,922
The Williams Cos., Inc.	836,398	24,422,822
Transocean Ltd. *	424,000	4,074,640
Valero Energy Corp.	560,240	33,188,618
		1,619,187,287

Food & Staples Retailing 2.1%
Costco Wholesale Corp.	536,692	79,360,646
CVS Health Corp.	1,304,251	109,687,509
Sysco Corp.	621,657	29,914,135
The Kroger Co.	1,173,794	36,364,138
Wal-Mart Stores, Inc.	1,854,002	129,817,220
Walgreens Boots Alliance, Inc.	1,052,511	87,074,235
Whole Foods Market, Inc.	384,632	10,881,239
		483,099,122

Food, Beverage & Tobacco 5.7%
Altria Group, Inc.	2,396,391	158,449,373
Archer-Daniels-Midland Co.	724,899	31,583,850
Brown-Forman Corp., Class B	222,884	10,290,554
Campbell Soup Co.	239,711	13,025,896
ConAgra Foods, Inc.	506,549	24,405,531
Constellation Brands, Inc., Class A	219,065	36,610,143
Dr Pepper Snapple Group, Inc.	231,700	20,340,943
General Mills, Inc.	735,480	45,585,050
Hormel Foods Corp.	325,600	12,535,600
Kellogg Co.	307,734	23,120,055
McCormick & Co., Inc. - Non Voting Shares	142,802	13,690,428
Mead Johnson Nutrition Co.	220,800	16,509,216
Molson Coors Brewing Co., Class B	224,930	23,349,983
Mondelez International, Inc., Class A	1,894,654	85,145,751
Monster Beverage Corp. *	165,000	23,816,100
PepsiCo, Inc.	1,760,463	188,721,634
Philip Morris International, Inc.	1,900,746	183,307,944
Reynolds American, Inc.	1,006,250	55,424,250
The Coca-Cola Co.	4,756,456	201,673,734
The Hershey Co.	170,528	17,472,299
The JM Smucker Co.	140,875	18,498,296

2
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
The Kraft Heinz Co.	731,418	65,059,631
Tyson Foods, Inc., Class A	370,090	26,220,877
		1,294,837,138

Health Care Equipment & Services 5.2%
Abbott Laboratories	1,798,086	70,556,895
Aetna, Inc.	433,675	46,555,011
AmerisourceBergen Corp.	218,146	15,340,027
Anthem, Inc.	325,729	39,693,336
Baxter International, Inc.	600,789	28,591,548
Becton, Dickinson & Co.	260,598	43,757,010
Boston Scientific Corp. *	1,675,474	36,860,428
C.R. Bard, Inc.	89,973	19,495,350
Cardinal Health, Inc.	390,933	26,853,188
Centene Corp. *	216,900	13,551,912
Cerner Corp. *	361,900	21,200,102
Cigna Corp.	309,608	36,790,719
Danaher Corp.	743,474	58,399,883
DaVita, Inc. *	204,000	11,958,480
DENTSPLY SIRONA, Inc.	290,400	16,718,328
Edwards Lifesciences Corp. *	260,400	24,795,288
Express Scripts Holding Co. *	770,295	51,917,883
HCA Holdings, Inc. *	358,400	27,428,352
Henry Schein, Inc. *	97,100	14,487,320
Hologic, Inc. *	337,700	12,160,577
Humana, Inc.	182,303	31,270,434
Intuitive Surgical, Inc. *	47,131	31,675,802
Laboratory Corp. of America Holdings *	124,991	15,666,372
McKesson Corp.	277,875	35,337,364
Medtronic plc	1,691,176	138,710,256
Patterson Cos., Inc.	104,447	4,460,931
Quest Diagnostics, Inc.	171,680	13,981,619
St. Jude Medical, Inc.	346,287	26,954,980
Stryker Corp.	382,940	44,172,129
The Cooper Cos., Inc.	60,000	10,562,400
UnitedHealth Group, Inc.	1,165,510	164,721,528
Universal Health Services, Inc., Class B	108,400	13,084,964
Varian Medical Systems, Inc. *	110,706	10,044,355
Zimmer Biomet Holdings, Inc.	244,523	25,772,724
		1,183,527,495

Household & Personal Products 2.1%
Church & Dwight Co., Inc.	324,000	15,636,240
Colgate-Palmolive Co.	1,095,394	78,167,316
Coty, Inc., Class A *	580,000	13,334,200
Kimberly-Clark Corp.	442,395	50,614,412
The Clorox Co.	158,557	19,030,011
The Estee Lauder Cos., Inc., Class A	265,052	23,093,981
The Procter & Gamble Co.	3,271,290	283,947,972
		483,824,132

Insurance 2.7%
Aflac, Inc.	507,873	34,977,214
American International Group, Inc.	1,250,454	77,153,012
Aon plc	323,350	35,836,881
Arthur J. Gallagher & Co.	215,000	10,369,450
Assurant, Inc.	74,246	5,978,288
Chubb Ltd.	565,665	71,839,455
Cincinnati Financial Corp.	192,903	13,653,674
Lincoln National Corp.	294,671	14,465,399
Loews Corp.	326,316	14,041,377
Marsh & McLennan Cos., Inc.	625,279	39,636,436
MetLife, Inc.	1,347,277	63,268,128
Principal Financial Group, Inc.	316,567	17,284,558
Prudential Financial, Inc.	541,531	45,916,414
Security	Number of Shares	Value ($)
The Allstate Corp.	451,610	30,664,319
The Hartford Financial Services Group, Inc.	472,795	20,854,987
The Progressive Corp.	723,820	22,807,568
The Travelers Cos., Inc.	354,260	38,323,847
Torchmark Corp.	143,266	9,084,497
Unum Group	276,440	9,785,976
Willis Towers Watson plc	156,325	19,681,318
XL Group Ltd.	328,999	11,416,265
		607,039,063

Materials 2.8%
Air Products & Chemicals, Inc.	267,401	35,676,641
Albemarle Corp.	136,446	11,400,063
Avery Dennison Corp.	103,076	7,193,674
Ball Corp.	211,364	16,289,823
CF Industries Holdings, Inc.	297,325	7,138,773
E.I. du Pont de Nemours & Co.	1,074,404	73,908,251
Eastman Chemical Co.	172,716	12,420,008
Ecolab, Inc.	319,628	36,491,929
FMC Corp.	158,300	7,422,687
Freeport-McMoRan, Inc. *	1,517,540	16,966,097
International Flavors & Fragrances, Inc.	98,043	12,822,064
International Paper Co.	494,389	22,262,337
LyondellBasell Industries N.V., Class A	412,500	32,814,375
Martin Marietta Materials, Inc.	80,300	14,886,014
Monsanto Co.	538,800	54,294,876
Newmont Mining Corp.	638,546	23,651,744
Nucor Corp.	400,800	19,579,080
Owens-Illinois, Inc. *	198,600	3,832,980
PPG Industries, Inc.	324,996	30,266,878
Praxair, Inc.	345,779	40,476,890
Sealed Air Corp.	236,068	10,771,783
The Dow Chemical Co.	1,384,435	74,496,447
The Mosaic Co.	434,300	10,219,079
The Sherwin-Williams Co.	99,636	24,396,871
Vulcan Materials Co.	162,371	18,380,397
WestRock Co.	310,489	14,341,487
		632,401,248

Media 2.9%
CBS Corp., Class B - Non Voting Shares	491,336	27,819,444
Charter Communications, Inc., Class A *	266,200	66,520,718
Comcast Corp., Class A	2,935,764	181,488,931
Discovery Communications, Inc., Class A *	159,800	4,172,378
Discovery Communications, Inc., Class C *	310,500	7,796,655
News Corp., Class A	443,000	5,369,160
News Corp., Class B	205,200	2,544,480
Omnicom Group, Inc.	293,847	23,454,868
Scripps Networks Interactive, Inc., Class A	116,593	7,503,925
TEGNA, Inc.	270,314	5,303,561
The Interpublic Group of Cos., Inc.	506,365	11,337,512
The Walt Disney Co.	1,814,683	168,202,967
Time Warner, Inc.	958,574	85,303,500
Twenty-First Century Fox, Inc., Class A	1,347,801	35,406,732
Twenty-First Century Fox, Inc., Class B	566,500	14,949,935
Viacom, Inc., Class B	417,053	15,664,511
		662,839,277

Pharmaceuticals, Biotechnology & Life Sciences 8.7%
AbbVie, Inc.	1,992,886	111,163,181
Agilent Technologies, Inc.	406,066	17,692,296

3
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Alexion Pharmaceuticals, Inc. *	275,500	35,952,750
Allergan plc *	486,568	101,663,518
Amgen, Inc.	914,859	129,141,497
Biogen, Inc. *	267,891	75,057,700
Bristol-Myers Squibb Co.	2,054,164	104,577,489
Celgene Corp. *	953,526	97,431,287
Eli Lilly & Co.	1,188,223	87,738,386
Endo International plc *	256,900	4,816,875
Gilead Sciences, Inc.	1,613,850	118,827,776
Illumina, Inc. *	182,300	24,818,322
Johnson & Johnson	3,349,625	388,523,004
Mallinckrodt plc *	134,700	7,982,322
Merck & Co., Inc.	3,388,114	198,950,054
Mettler-Toledo International, Inc. *	32,500	13,132,600
Mylan N.V. *	560,151	20,445,512
PerkinElmer, Inc.	141,360	7,193,810
Perrigo Co., plc	179,400	14,924,286
Pfizer, Inc.	7,416,333	235,171,919
Regeneron Pharmaceuticals, Inc. *	91,900	31,707,338
Thermo Fisher Scientific, Inc.	482,737	70,976,821
Vertex Pharmaceuticals, Inc. *	301,500	22,871,790
Waters Corp. *	100,752	14,018,633
Zoetis, Inc.	600,700	28,713,460
		1,963,492,626

Real Estate 2.9%
American Tower Corp.	524,400	61,454,436
Apartment Investment & Management Co., Class A	179,414	7,906,775
AvalonBay Communities, Inc.	165,199	28,278,765
Boston Properties, Inc.	184,776	22,261,813
CBRE Group, Inc., Class A *	377,640	9,728,006
Crown Castle International Corp.	415,100	37,769,949
Digital Realty Trust, Inc.	180,000	16,817,400
Equinix, Inc.	86,009	30,729,296
Equity Residential	455,622	28,134,659
Essex Property Trust, Inc.	79,400	16,998,746
Extra Space Storage, Inc.	150,000	10,972,500
Federal Realty Investment Trust	87,300	12,678,579
General Growth Properties, Inc.	696,300	17,372,685
HCP, Inc.	587,400	20,118,450
Host Hotels & Resorts, Inc.	934,311	14,463,134
Iron Mountain, Inc.	286,602	9,667,085
Kimco Realty Corp.	513,259	13,657,822
Prologis, Inc.	645,089	33,647,842
Public Storage	183,778	39,277,034
Realty Income Corp.	321,900	19,069,356
Simon Property Group, Inc.	386,453	71,864,800
SL Green Realty Corp.	118,300	11,619,426
The Macerich Co.	152,100	10,765,638
UDR, Inc.	315,000	11,015,550
Ventas, Inc.	431,900	29,261,225
Vornado Realty Trust	215,456	19,990,008
Welltower, Inc.	432,400	29,632,372
Weyerhaeuser Co.	920,623	27,554,246
		662,707,597

Retailing 5.6%
Advance Auto Parts, Inc.	92,400	12,943,392
Amazon.com, Inc. *	481,680	380,440,498
AutoNation, Inc. *	91,733	4,024,327
AutoZone, Inc. *	36,498	27,087,356
Bed Bath & Beyond, Inc.	194,069	7,844,269
Best Buy Co., Inc.	325,957	12,682,987
CarMax, Inc. *	239,400	11,955,636
Dollar General Corp.	314,700	21,742,623
Security	Number of Shares	Value ($)
Dollar Tree, Inc. *	288,330	21,783,331
Expedia, Inc.	145,713	18,830,491
Foot Locker, Inc.	165,000	11,017,050
Genuine Parts Co.	178,638	16,182,816
Kohl's Corp.	231,910	10,146,062
L Brands, Inc.	287,635	20,764,371
LKQ Corp. *	370,000	11,943,600
Lowe's Cos., Inc.	1,069,988	71,314,700
Macy's, Inc.	382,226	13,947,427
Netflix, Inc. *	525,800	65,656,646
Nordstrom, Inc.	139,796	7,269,392
O'Reilly Automotive, Inc. *	116,800	30,886,592
Ross Stores, Inc.	494,400	30,919,776
Signet Jewelers Ltd. (b)	94,000	7,638,440
Staples, Inc.	781,869	5,785,831
Target Corp.	699,608	48,084,058
The Gap, Inc.	277,162	7,646,900
The Home Depot, Inc.	1,512,850	184,582,828
The Priceline Group, Inc. *	60,915	89,802,720
The TJX Cos., Inc.	803,306	59,243,817
Tiffany & Co.	124,128	9,113,478
Tractor Supply Co.	162,600	10,183,638
TripAdvisor, Inc. *	147,713	9,524,534
Ulta Salon, Cosmetics & Fragrance, Inc. *	70,200	17,082,468
Urban Outfitters, Inc. *	111,100	3,716,295
		1,261,788,349

Semiconductors & Semiconductor Equipment 3.3%
Analog Devices, Inc.	366,554	23,496,111
Applied Materials, Inc.	1,325,472	38,544,726
Broadcom Ltd.	484,220	82,452,981
First Solar, Inc. *	94,900	3,842,501
Intel Corp.	5,794,105	202,040,441
KLA-Tencor Corp.	185,081	13,901,434
Lam Research Corp.	195,074	18,894,868
Linear Technology Corp.	301,968	18,136,198
Microchip Technology, Inc.	264,123	15,992,648
Micron Technology, Inc. *	1,241,275	21,300,279
NVIDIA Corp.	656,082	46,686,795
Qorvo, Inc. *	153,900	8,564,535
QUALCOMM, Inc.	1,807,465	124,208,995
Skyworks Solutions, Inc.	235,100	18,088,594
Texas Instruments, Inc.	1,230,254	87,163,496
Xilinx, Inc.	313,563	15,950,950
		739,265,552

Software & Services 12.9%
Accenture plc, Class A	756,700	87,958,808
Activision Blizzard, Inc.	835,200	36,055,584
Adobe Systems, Inc. *	613,376	65,944,054
Akamai Technologies, Inc. *	222,141	15,432,135
Alliance Data Systems Corp. *	72,500	14,824,075
Alphabet, Inc., Class A *	358,412	290,277,879
Alphabet, Inc., Class C *	364,475	285,945,216
Autodesk, Inc. *	239,981	17,345,827
Automatic Data Processing, Inc.	555,473	48,359,479
CA, Inc.	370,925	11,402,234
Citrix Systems, Inc. *	193,308	16,392,518
Cognizant Technology Solutions Corp., Class A *	748,596	38,440,405
CSRA, Inc.	162,140	4,068,093
eBay, Inc. *	1,297,169	36,982,288
Electronic Arts, Inc. *	371,992	29,208,812
Facebook, Inc., Class A *	2,844,000	372,535,560

4
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Fidelity National Information Services, Inc.	403,634	29,836,625
Fiserv, Inc. *	270,004	26,589,994
Global Payments, Inc.	190,000	13,778,800
International Business Machines Corp.	1,066,790	163,954,955
Intuit, Inc.	296,609	32,253,263
MasterCard, Inc., Class A	1,180,990	126,389,550
Microsoft Corp.	9,535,931	571,392,986
Oracle Corp.	3,688,586	141,715,474
Paychex, Inc.	391,865	21,630,948
PayPal Holdings, Inc. *	1,375,669	57,310,371
Red Hat, Inc. *	224,800	17,410,760
salesforce.com, Inc. *	780,065	58,629,685
Symantec Corp.	748,150	18,726,195
Teradata Corp. *	159,871	4,310,122
The Western Union Co.	575,525	11,550,787
Total System Services, Inc.	207,100	10,330,148
VeriSign, Inc. *	112,125	9,420,742
Visa, Inc., Class A	2,306,800	190,334,068
Xerox Corp.	987,866	9,651,451
Yahoo! Inc. *	1,074,755	44,656,070
		2,931,045,961

Technology Hardware & Equipment 5.3%
Amphenol Corp., Class A	381,400	25,145,702
Apple, Inc.	6,598,915	749,240,809
Cisco Systems, Inc.	6,171,128	189,330,207
Corning, Inc.	1,270,387	28,850,489
F5 Networks, Inc. *	82,400	11,388,504
FLIR Systems, Inc.	186,200	6,129,704
Harris Corp.	157,600	14,059,496
Hewlett Packard Enterprise Co.	2,050,008	46,063,680
HP, Inc.	2,113,108	30,618,935
Juniper Networks, Inc.	466,865	12,297,224
Motorola Solutions, Inc.	203,922	14,800,658
NetApp, Inc.	342,374	11,620,173
Seagate Technology plc	351,900	12,073,689
TE Connectivity Ltd.	432,300	27,178,701
Western Digital Corp.	350,536	20,485,324
		1,199,283,295

Telecommunication Services 2.5%
AT&T, Inc.	7,535,902	277,245,834
CenturyLink, Inc.	686,643	18,250,971
Frontier Communications Corp.	1,396,845	5,615,317
Level 3 Communications, Inc. *	351,100	19,714,265
Verizon Communications, Inc.	4,993,978	240,210,342
		561,036,729

Transportation 2.1%
Alaska Air Group, Inc.	150,000	10,833,000
American Airlines Group, Inc.	652,700	26,499,620
C.H. Robinson Worldwide, Inc.	168,095	11,450,631
CSX Corp.	1,148,591	35,043,511
Delta Air Lines, Inc.	917,400	38,319,798
Expeditors International of Washington, Inc.	216,900	11,163,843
FedEx Corp.	301,468	52,551,902
JB Hunt Transport Services, Inc.	108,100	8,822,041
Kansas City Southern	129,400	11,356,144
Norfolk Southern Corp.	357,892	33,283,956
Ryder System, Inc.	60,702	4,212,112
Southwest Airlines Co.	749,836	30,030,932
Union Pacific Corp.	1,026,350	90,503,543
Security	Number of Shares	Value ($)
United Continental Holdings, Inc. *	361,800	20,344,014
United Parcel Service, Inc., Class B	855,418	92,179,844
		476,594,891

Utilities 3.4%
AES Corp.	781,249	9,195,301
Alliant Energy Corp.	275,969	10,500,620
Ameren Corp.	287,020	14,336,649
American Electric Power Co., Inc.	610,502	39,584,950
American Water Works Co., Inc.	231,000	17,103,240
CenterPoint Energy, Inc.	514,366	11,727,545
CMS Energy Corp.	343,584	14,482,066
Consolidated Edison, Inc.	383,165	28,948,116
Dominion Resources, Inc.	758,464	57,036,493
DTE Energy Co.	216,012	20,739,312
Duke Energy Corp.	848,399	67,888,888
Edison International	405,793	29,817,670
Entergy Corp.	224,253	16,522,961
Eversource Energy	380,800	20,966,848
Exelon Corp.	1,113,593	37,940,113
FirstEnergy Corp.	518,494	17,779,159
NextEra Energy, Inc.	574,138	73,489,664
NiSource, Inc.	374,662	8,714,638
NRG Energy, Inc.	378,600	4,024,518
PG&E Corp.	617,406	38,353,261
Pinnacle West Capital Corp.	140,061	10,662,844
PPL Corp.	819,470	28,140,600
Public Service Enterprise Group, Inc.	610,570	25,692,785
SCANA Corp.	175,300	12,860,008
Sempra Energy	308,569	33,047,740
The Southern Co.	1,203,325	62,055,470
WEC Energy Group, Inc.	387,178	23,122,270
Xcel Energy, Inc.	617,686	25,664,853
		760,398,582
Total Common Stock
(Cost $12,998,840,544)		22,513,476,544

Other Investment Company 0.1% of net assets

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.32% (c)	13,893,103	13,893,103
Total Other Investment Company
(Cost $13,893,103)		13,893,103
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.5% of net assets

Time Deposits 0.5%
BNP Paribas
0.15%, 11/01/16 (d)	5,161,735	5,161,735
Sumitomo Mitsui Banking Corp.
0.15%, 11/01/16 (d)	107,671,102	107,671,102
Total Short-Term Investments
(Cost $112,832,837)		112,832,837

End of Investments.

5
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

At 10/31/16, the tax basis cost of the fund's investments was $13,154,263,315 and the unrealized appreciation and depreciation were $10,049,075,204 and ($563,136,035), respectively, with a net unrealized appreciation of $9,485,939,169.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $13,706,721.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
In addition to the above, the fund held the following at 10/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 12/16/16	1,300	137,806,500	(951,893)
6
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2016

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.5%	Common Stock	1,927,957,536	6,404,137,765
0.6%	Other Investment Companies	37,801,743	37,801,743
100.1%	Total Investments	1,965,759,279	6,441,939,508
(0.1%)	Other Assets and Liabilities, Net		(9,481,996)
100.0%	Net Assets		6,432,457,512

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 0.9%
Adient plc *	29,818	1,357,017
Autoliv, Inc.	26,600	2,574,348
BorgWarner, Inc.	69,096	2,476,401
Delphi Automotive plc	87,400	5,687,118
Ford Motor Co.	1,208,087	14,182,941
General Motors Co.	438,200	13,847,120
Gentex Corp.	97,544	1,649,469
Harley-Davidson, Inc.	59,392	3,386,532
Lear Corp.	23,600	2,897,608
Tesla Motors, Inc. *(b)	35,208	6,961,678
The Goodyear Tire & Rubber Co.	83,100	2,412,393
Thor Industries, Inc.	14,500	1,149,995
Visteon Corp.	12,000	847,320
		59,429,940

Banks 5.6%
Associated Banc-Corp.	42,800	868,840
Bank of America Corp.	3,073,841	50,718,377
Bank of the Ozarks, Inc.	15,000	554,400
BB&T Corp.	269,400	10,560,480
BOK Financial Corp.	8,900	632,078
CIT Group, Inc.	40,900	1,485,897
Citigroup, Inc.	922,256	45,328,882
Citizens Financial Group, Inc.	163,500	4,306,590
Comerica, Inc.	51,128	2,663,258
Commerce Bancshares, Inc.	27,982	1,394,063
Cullen/Frost Bankers, Inc.	16,900	1,284,231
East West Bancorp, Inc.	45,800	1,809,558
Fifth Third Bancorp	241,084	5,245,988
First Citizens BancShares, Inc., Class A	3,300	960,300
First Horizon National Corp.	70,500	1,086,405
First Republic Bank	44,600	3,319,578
Home BancShares, Inc.	36,400	782,964
Huntington Bancshares, Inc.	329,006	3,487,464
Investors Bancorp, Inc.	108,730	1,333,030
JPMorgan Chase & Co.	1,136,278	78,698,614
KeyCorp	333,218	4,705,038
M&T Bank Corp.	49,343	6,055,866
MGIC Investment Corp. *	103,900	847,824
New York Community Bancorp, Inc.	149,882	2,152,306
PacWest Bancorp	19,300	837,427
People's United Financial, Inc.	103,793	1,685,598
PrivateBancorp, Inc.	23,900	1,081,236
Security	Number of Shares	Value ($)
Prosperity Bancshares, Inc.	23,100	1,281,357
Regions Financial Corp.	390,106	4,178,035
Signature Bank *	15,700	1,892,792
SunTrust Banks, Inc.	155,993	7,055,563
SVB Financial Group *	14,900	1,821,823
Synovus Financial Corp.	44,657	1,476,807
TFS Financial Corp.	27,300	486,486
The PNC Financial Services Group, Inc.	157,034	15,012,450
U.S. Bancorp	508,505	22,760,684
Umpqua Holdings Corp.	32,000	488,960
Webster Financial Corp.	27,500	1,111,000
Wells Fargo & Co.	1,430,996	65,840,126
Western Alliance Bancorp *	27,800	1,038,608
Zions Bancorp	36,798	1,185,264
		359,516,247

Capital Goods 7.3%
3M Co.	191,454	31,647,346
A.O. Smith Corp.	50,800	2,294,636
Acuity Brands, Inc.	14,300	3,197,051
AECOM *	34,700	966,395
AGCO Corp.	14,200	725,336
Air Lease Corp.	19,700	596,122
Alcoa, Inc.	105,840	3,039,725
Allegion plc	28,700	1,832,208
Allison Transmission Holdings, Inc.	13,700	401,273
AMETEK, Inc.	75,105	3,312,131
B/E Aerospace, Inc.	31,700	1,886,784
BWX Technologies, Inc.	32,900	1,290,338
Carlisle Cos., Inc.	20,736	2,174,170
Caterpillar, Inc.	180,796	15,089,234
Crane Co.	16,384	1,114,276
Cummins, Inc.	49,892	6,377,195
Curtiss-Wright Corp.	15,200	1,362,224
Deere & Co.	95,946	8,472,032
Donaldson Co., Inc.	32,900	1,201,508
Dover Corp.	50,237	3,360,353
Eaton Corp. plc	142,901	9,112,797
EMCOR Group, Inc.	8,100	489,726
Emerson Electric Co.	200,228	10,147,555
Fastenal Co.	92,300	3,597,854
Flowserve Corp.	43,023	1,822,024
Fluor Corp.	40,958	2,129,406
Fortive Corp.	92,520	4,723,146
Fortune Brands Home & Security, Inc.	52,900	2,889,927
General Dynamics Corp.	91,644	13,814,417
General Electric Co.	2,799,902	81,477,148
Graco, Inc.	15,694	1,175,481
HD Supply Holdings, Inc. *	51,900	1,712,700
Hexcel Corp.	26,300	1,196,387
Honeywell International, Inc.	239,099	26,224,378
Hubbell, Inc.	16,932	1,769,733
Huntington Ingalls Industries, Inc.	13,700	2,210,632
IDEX Corp.	28,906	2,498,635
Illinois Tool Works, Inc.	100,404	11,402,882
Ingersoll-Rand plc	82,400	5,544,696
ITT, Inc.	30,300	1,067,166
Jacobs Engineering Group, Inc. *	38,756	1,999,034

7
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Johnson Controls International plc	298,186	12,022,860
L-3 Communications Holdings, Inc.	23,374	3,200,836
Lennox International, Inc.	11,700	1,706,913
Lincoln Electric Holdings, Inc.	22,200	1,461,426
Lockheed Martin Corp.	83,564	20,588,498
Masco Corp.	108,836	3,360,856
MSC Industrial Direct Co., Inc., Class A	15,558	1,132,622
Nordson Corp.	18,000	1,802,340
Northrop Grumman Corp.	56,332	12,900,028
Orbital ATK, Inc.	10,200	758,472
Oshkosh Corp.	23,600	1,262,600
Owens Corning	36,900	1,799,982
PACCAR, Inc.	107,289	5,892,312
Parker-Hannifin Corp.	41,253	5,063,806
Pentair plc	57,895	3,191,751
Quanta Services, Inc. *	18,900	543,375
Raytheon Co.	93,590	12,785,330
Rockwell Automation, Inc.	39,549	4,734,806
Rockwell Collins, Inc.	40,653	3,427,861
Roper Technologies, Inc.	30,891	5,353,719
Sensata Technologies Holding N.V. *	30,100	1,075,473
Snap-on, Inc.	17,250	2,658,225
Spirit AeroSystems Holdings, Inc., Class A *	37,400	1,883,464
Stanley Black & Decker, Inc.	46,641	5,309,611
Teledyne Technologies, Inc. *	12,600	1,356,768
Textron, Inc.	88,938	3,564,635
The Boeing Co.	185,989	26,490,413
The Middleby Corp. *	18,300	2,051,613
The Toro Co.	30,400	1,455,552
TransDigm Group, Inc.	16,600	4,522,836
Trinity Industries, Inc.	44,200	943,670
United Rentals, Inc. *	31,467	2,380,793
United Technologies Corp.	244,203	24,957,547
USG Corp. *	13,000	327,340
W.W. Grainger, Inc.	17,876	3,720,353
WABCO Holdings, Inc. *	18,000	1,772,280
Wabtec Corp.	28,800	2,226,528
Watsco, Inc.	7,000	961,030
Woodward, Inc.	17,300	1,020,354
Xylem, Inc.	53,400	2,580,822
		471,595,761

Commercial & Professional Supplies 0.7%
Cintas Corp.	25,710	2,742,486
Copart, Inc. *	36,074	1,892,803
Deluxe Corp.	14,500	887,400
Equifax, Inc.	37,300	4,624,081
IHS Markit Ltd. *	71,132	2,616,946
KAR Auction Services, Inc.	44,400	1,890,552
ManpowerGroup, Inc.	21,591	1,658,189
Nielsen Holdings plc	110,500	4,974,710
Pitney Bowes, Inc.	52,441	935,547
Republic Services, Inc.	81,581	4,293,608
Robert Half International, Inc.	43,891	1,642,401
Rollins, Inc.	32,850	1,012,437
RR Donnelley & Sons Co.	19,466	345,522
Stericycle, Inc. *	27,098	2,170,279
The Dun & Bradstreet Corp.	10,925	1,363,986
TransUnion *	12,100	378,004
Verisk Analytics, Inc. *	47,800	3,898,090
Waste Management, Inc.	131,077	8,606,516
		45,933,557

Security	Number of Shares	Value ($)
Consumer Durables & Apparel 1.4%
Brunswick Corp.	29,300	1,274,550
CalAtlantic Group, Inc.	22,300	720,736
Carter's, Inc.	17,300	1,493,682
Coach, Inc.	89,730	3,220,410
Columbia Sportswear Co.	8,900	504,096
D.R. Horton, Inc.	107,597	3,102,022
Garmin Ltd.	39,886	1,928,887
Hanesbrands, Inc.	121,600	3,125,120
Harman International Industries, Inc.	23,697	1,888,888
Hasbro, Inc.	34,225	2,854,707
Leggett & Platt, Inc.	39,744	1,823,455
Lennar Corp., Class A	60,775	2,533,710
lululemon athletica, Inc. *	34,500	1,975,125
Mattel, Inc.	102,797	3,241,189
Michael Kors Holdings Ltd. *	33,300	1,690,974
Mohawk Industries, Inc. *	19,439	3,582,608
Newell Brands, Inc.	143,713	6,901,098
NIKE, Inc., Class B	423,612	21,256,850
NVR, Inc. *	1,098	1,672,254
Polaris Industries, Inc. (b)	19,200	1,470,912
PulteGroup, Inc.	98,799	1,837,661
PVH Corp.	25,514	2,729,488
Ralph Lauren Corp.	18,395	1,804,549
Tempur Sealy International, Inc. *	18,900	1,021,923
Toll Brothers, Inc. *	50,000	1,372,000
Tupperware Brands Corp.	14,700	874,944
Under Armour, Inc., Class A *(b)	56,200	1,747,820
Under Armour, Inc., Class C *	56,598	1,463,624
VF Corp.	103,828	5,628,516
Whirlpool Corp.	24,515	3,672,837
		88,414,635

Consumer Services 2.0%
Aramark	65,800	2,449,734
Bright Horizons Family Solutions, Inc. *	12,900	863,139
Brinker International, Inc.	17,700	871,548
Buffalo Wild Wings, Inc. *	2,500	364,125
Carnival Corp.	125,760	6,174,816
Chipotle Mexican Grill, Inc. *	9,550	3,445,258
Cracker Barrel Old Country Store, Inc. (b)	8,100	1,117,800
Darden Restaurants, Inc.	34,165	2,213,550
Domino's Pizza, Inc.	16,000	2,707,840
Dunkin' Brands Group, Inc.	28,000	1,354,080
H&R Block, Inc.	75,198	1,727,298
Hilton Worldwide Holdings, Inc.	124,800	2,820,480
Jack in the Box, Inc.	12,400	1,162,252
Las Vegas Sands Corp.	117,163	6,781,394
Marriott International, Inc., Class A	103,508	7,111,000
McDonald's Corp.	269,336	30,319,154
MGM Resorts International *	147,287	3,854,501
Norwegian Cruise Line Holdings Ltd. *	18,900	734,643
Panera Bread Co., Class A *	7,000	1,335,320
Royal Caribbean Cruises Ltd.	52,391	4,027,296
Service Corp. International	63,100	1,615,360
ServiceMaster Global Holdings, Inc. *	41,700	1,492,443
Six Flags Entertainment Corp.	24,400	1,357,860
Starbucks Corp.	463,354	24,590,197
Texas Roadhouse, Inc.	19,700	798,244
The Wendy's Co.	60,900	660,156
Vail Resorts, Inc.	11,800	1,881,392
Wyndham Worldwide Corp.	34,917	2,298,935
Wynn Resorts Ltd.	24,842	2,348,811
Yum! Brands, Inc.	131,576	11,352,377
		129,831,003

8
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Diversified Financials 4.8%
Affiliated Managers Group, Inc. *	17,859	2,369,175
AGNC Investment Corp.	58,300	1,169,498
Ally Financial, Inc.	138,400	2,500,888
American Express Co.	255,877	16,995,350
Ameriprise Financial, Inc.	53,057	4,689,708
Annaly Capital Management, Inc.	304,600	3,155,656
Berkshire Hathaway, Inc., Class B *	587,712	84,806,842
BlackRock, Inc.	39,665	13,535,285
Capital One Financial Corp.	164,453	12,176,100
CBOE Holdings, Inc.	25,400	1,605,534
CME Group, Inc.	105,380	10,548,538
Credit Acceptance Corp. *(b)	3,200	589,120
Discover Financial Services	134,724	7,589,003
E*TRADE Financial Corp. *	86,290	2,429,926
Eaton Vance Corp.	39,084	1,370,285
FactSet Research Systems, Inc.	12,900	1,995,888
Franklin Resources, Inc.	114,858	3,866,120
Intercontinental Exchange, Inc.	36,710	9,926,017
Invesco Ltd.	135,190	3,797,487
Lazard Ltd., Class A	10,900	397,414
Legg Mason, Inc.	31,214	896,466
Leucadia National Corp.	101,178	1,888,993
MarketAxess Holdings, Inc.	11,500	1,733,740
Moody's Corp.	53,326	5,360,330
Morgan Stanley	478,548	16,064,856
Morningstar, Inc.	5,400	381,402
MSCI, Inc.	29,450	2,361,596
Nasdaq, Inc.	36,337	2,324,478
Navient Corp.	70,000	894,600
Northern Trust Corp.	65,976	4,777,982
Raymond James Financial, Inc.	39,649	2,383,698
S&P Global, Inc.	84,736	10,325,082
SEI Investments Co.	42,148	1,868,421
Starwood Property Trust, Inc.	77,200	1,716,928
State Street Corp.	124,450	8,737,634
Synchrony Financial	257,300	7,356,207
T. Rowe Price Group, Inc.	76,550	4,899,965
TD Ameritrade Holding Corp.	87,231	2,984,173
The Bank of New York Mellon Corp.	335,996	14,538,547
The Charles Schwab Corp. (a)	375,265	11,895,900
The Goldman Sachs Group, Inc.	123,132	21,947,048
Two Harbors Investment Corp.	117,200	976,276
Voya Financial, Inc.	44,800	1,368,640
		313,196,796

Energy 6.6%
Anadarko Petroleum Corp.	159,148	9,459,757
Antero Resources Corp. *	27,000	714,690
Apache Corp.	118,700	7,060,276
Baker Hughes, Inc.	135,606	7,512,573
Cabot Oil & Gas Corp.	145,596	3,040,045
Cheniere Energy, Inc. *	74,900	2,823,730
Chevron Corp.	588,537	61,649,251
Cimarex Energy Co.	29,115	3,759,620
Concho Resources, Inc. *	41,200	5,229,928
ConocoPhillips	385,266	16,739,808
Continental Resources, Inc. *	25,800	1,261,878
Core Laboratories N.V.	13,300	1,289,701
Devon Energy Corp.	162,382	6,152,654
Diamondback Energy, Inc. *	21,800	1,990,122
EOG Resources, Inc.	173,204	15,661,106
EQT Corp.	51,600	3,405,600
Exxon Mobil Corp.	1,301,963	108,479,557
FMC Technologies, Inc. *	72,568	2,341,769
Halliburton Co.	280,788	12,916,248
Security	Number of Shares	Value ($)
Helmerich & Payne, Inc.	31,392	1,981,149
Hess Corp.	84,123	4,035,380
HollyFrontier Corp.	18,600	464,070
Kinder Morgan, Inc.	496,917	10,152,014
Marathon Oil Corp.	267,696	3,528,233
Marathon Petroleum Corp.	164,600	7,174,914
Murphy Oil Corp.	49,944	1,292,051
National Oilwell Varco, Inc.	119,426	3,833,575
Newfield Exploration Co. *	63,666	2,584,203
Noble Energy, Inc.	134,622	4,640,420
Occidental Petroleum Corp.	244,916	17,856,826
Oceaneering International, Inc.	28,900	687,820
ONEOK, Inc.	66,824	3,236,286
Phillips 66	146,400	11,880,360
Pioneer Natural Resources Co.	55,711	9,973,383
Range Resources Corp.	53,928	1,822,227
Schlumberger Ltd.	431,405	33,748,813
Southwestern Energy Co. *	121,188	1,259,143
Spectra Energy Corp.	209,421	8,755,892
Tesoro Corp.	36,712	3,119,419
The Williams Cos., Inc.	214,321	6,258,173
Transocean Ltd. *	113,300	1,088,813
Valero Energy Corp.	149,520	8,857,565
Weatherford International plc *	204,200	984,244
Western Refining, Inc.	45,000	1,298,250
World Fuel Services Corp.	24,500	986,125
		422,987,661

Food & Staples Retailing 2.0%
Casey's General Stores, Inc.	12,200	1,378,478
Costco Wholesale Corp.	133,759	19,778,943
CVS Health Corp.	342,511	28,805,175
Rite Aid Corp. *	319,300	2,142,503
Sysco Corp.	164,130	7,897,936
The Kroger Co.	307,226	9,517,862
Wal-Mart Stores, Inc.	491,627	34,423,723
Walgreens Boots Alliance, Inc.	268,969	22,251,805
Whole Foods Market, Inc.	101,332	2,866,682
		129,063,107

Food, Beverage & Tobacco 5.4%
Altria Group, Inc.	611,705	40,445,935
Archer-Daniels-Midland Co.	190,705	8,309,017
Blue Buffalo Pet Products, Inc. *	6,900	173,328
Brown-Forman Corp., Class A	17,800	863,300
Brown-Forman Corp., Class B	64,360	2,971,501
Bunge Ltd.	45,892	2,845,763
Campbell Soup Co.	53,858	2,926,644
ConAgra Foods, Inc.	136,097	6,557,154
Constellation Brands, Inc., Class A	54,132	9,046,540
Dr Pepper Snapple Group, Inc.	57,920	5,084,797
Flowers Foods, Inc.	56,925	883,476
General Mills, Inc.	183,700	11,385,726
Hormel Foods Corp.	81,188	3,125,738
Ingredion, Inc.	21,800	2,859,506
Kellogg Co.	79,931	6,005,216
Lancaster Colony Corp.	5,700	744,705
McCormick & Co., Inc. - Non Voting Shares	35,254	3,379,801
Mead Johnson Nutrition Co.	58,800	4,396,476
Molson Coors Brewing Co., Class B	58,272	6,049,216
Mondelez International, Inc., Class A	487,564	21,911,126
Monster Beverage Corp. *	45,900	6,625,206
PepsiCo, Inc.	452,385	48,495,672
Philip Morris International, Inc.	484,865	46,760,381
Pilgrim's Pride Corp.	15,000	327,600

9
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Pinnacle Foods, Inc.	29,600	1,522,032
Post Holdings, Inc. *	19,200	1,463,616
Reynolds American, Inc.	263,592	14,518,647
Seaboard Corp. *	105	355,425
Snyder's-Lance, Inc.	28,800	1,024,416
The Coca-Cola Co.	1,208,348	51,233,955
The Hain Celestial Group, Inc. *	29,400	1,069,278
The Hershey Co.	45,564	4,668,487
The JM Smucker Co.	36,901	4,845,470
The Kraft Heinz Co.	187,600	16,687,020
The WhiteWave Foods Co. *	55,779	3,039,398
TreeHouse Foods, Inc. *	17,300	1,513,404
Tyson Foods, Inc., Class A	89,659	6,352,340
		350,467,312

Health Care Equipment & Services 5.2%
Abbott Laboratories	461,046	18,091,445
ABIOMED, Inc. *	12,100	1,270,379
Aetna, Inc.	110,234	11,833,620
Alere, Inc. *	24,700	1,103,596
Align Technology, Inc. *	23,400	2,010,528
Allscripts Healthcare Solutions, Inc. *	58,200	698,982
AmerisourceBergen Corp.	61,220	4,304,990
Amsurg Corp. *	16,900	1,009,775
Anthem, Inc.	81,423	9,922,207
athenahealth, Inc. *	12,000	1,239,840
Baxter International, Inc.	170,825	8,129,562
Becton, Dickinson & Co.	66,707	11,200,772
Boston Scientific Corp. *	429,507	9,449,154
Brookdale Senior Living, Inc. *	55,000	793,650
C.R. Bard, Inc.	23,600	5,113,648
Cardinal Health, Inc.	104,710	7,192,530
Centene Corp. *	54,276	3,391,165
Cerner Corp. *	94,504	5,536,044
Cigna Corp.	78,854	9,370,221
Danaher Corp.	185,040	14,534,892
DaVita, Inc. *	53,450	3,133,239
DENTSPLY SIRONA, Inc.	76,190	4,386,258
DexCom, Inc. *	25,900	2,026,416
Edwards Lifesciences Corp. *	65,384	6,225,865
Express Scripts Holding Co. *	207,389	13,978,019
HCA Holdings, Inc. *	95,600	7,316,268
HealthSouth Corp.	12,400	497,860
Henry Schein, Inc. *	25,919	3,867,115
Hill-Rom Holdings, Inc.	17,300	958,593
Hologic, Inc. *	76,970	2,771,690
Humana, Inc.	46,391	7,957,448
IDEXX Laboratories, Inc. *	29,996	3,213,771
Intuitive Surgical, Inc. *	11,841	7,958,099
Laboratory Corp. of America Holdings *	30,368	3,806,325
LivaNova plc *	12,000	680,160
McKesson Corp.	70,347	8,946,028
MEDNAX, Inc. *	28,208	1,727,740
Medtronic plc	438,922	36,000,382
Molina Healthcare, Inc. *	12,900	701,889
Patterson Cos., Inc.	22,600	965,246
Quest Diagnostics, Inc.	42,747	3,481,316
ResMed, Inc.	43,716	2,612,905
St. Jude Medical, Inc.	87,455	6,807,497
STERIS plc	28,000	1,870,960
Stryker Corp.	97,854	11,287,459
Teleflex, Inc.	13,846	1,981,778
The Cooper Cos., Inc.	14,400	2,534,976
UnitedHealth Group, Inc.	297,792	42,086,943
Universal Health Services, Inc., Class B	27,874	3,364,671
Varian Medical Systems, Inc. *	31,371	2,846,291
VCA, Inc. *	26,300	1,616,398
Security	Number of Shares	Value ($)
WellCare Health Plans, Inc. *	14,100	1,600,491
West Pharmaceutical Services, Inc.	22,500	1,710,675
Zimmer Biomet Holdings, Inc.	57,012	6,009,065
		333,126,836

Household & Personal Products 1.9%
Church & Dwight Co., Inc.	80,788	3,898,829
Colgate-Palmolive Co.	278,654	19,884,749
Edgewell Personal Care Co. *	19,900	1,500,460
Herbalife Ltd. *	20,100	1,219,668
Kimberly-Clark Corp.	113,204	12,951,670
Spectrum Brands Holdings, Inc.	8,200	1,108,968
The Clorox Co.	39,425	4,731,788
The Estee Lauder Cos., Inc., Class A	68,068	5,930,765
The Procter & Gamble Co.	841,119	73,009,129
		124,236,026

Insurance 3.0%
Aflac, Inc.	133,713	9,208,814
Alleghany Corp. *	5,186	2,677,065
Allied World Assurance Co. Holdings AG	24,700	1,061,606
American Financial Group, Inc.	21,805	1,624,473
American International Group, Inc.	329,276	20,316,329
American National Insurance Co.	3,100	363,196
AmTrust Financial Services, Inc.	17,000	448,630
Aon plc	85,303	9,454,132
Arch Capital Group Ltd. *	37,000	2,884,890
Arthur J. Gallagher & Co.	61,120	2,947,818
Aspen Insurance Holdings Ltd.	9,000	434,250
Assurant, Inc.	19,192	1,545,340
Assured Guaranty Ltd.	41,600	1,243,424
Axis Capital Holdings Ltd.	27,862	1,587,298
Brown & Brown, Inc.	39,476	1,455,085
Chubb Ltd.	142,702	18,123,154
Cincinnati Financial Corp.	48,417	3,426,955
CNA Financial Corp.	9,150	334,616
Endurance Specialty Holdings Ltd.	18,100	1,664,295
Erie Indemnity Co., Class A	8,285	848,301
Everest Re Group Ltd.	12,720	2,588,774
First American Financial Corp.	31,600	1,234,296
FNF Group	88,169	3,166,149
Lincoln National Corp.	78,159	3,836,825
Loews Corp.	82,358	3,543,865
Markel Corp. *	4,447	3,901,931
Marsh & McLennan Cos., Inc.	161,020	10,207,058
MetLife, Inc.	339,644	15,949,682
Old Republic International Corp.	70,509	1,188,782
Principal Financial Group, Inc.	88,009	4,805,291
ProAssurance Corp.	15,100	804,830
Prudential Financial, Inc.	137,597	11,666,850
Reinsurance Group of America, Inc.	19,510	2,104,349
RenaissanceRe Holdings Ltd.	13,907	1,728,501
RLI Corp.	11,300	629,862
The Allstate Corp.	119,698	8,127,494
The Hartford Financial Services Group, Inc.	124,095	5,473,830
The Progressive Corp.	181,542	5,720,388
The Travelers Cos., Inc.	94,147	10,184,822
Torchmark Corp.	33,597	2,130,386
Unum Group	78,214	2,768,776
Validus Holdings Ltd.	25,509	1,303,510
W. R. Berkley Corp.	32,225	1,840,048
White Mountains Insurance Group Ltd.	1,813	1,504,282

10
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Willis Towers Watson plc	42,266	5,321,289
XL Group Ltd.	93,067	3,229,425
		196,610,966

Materials 3.0%
Air Products & Chemicals, Inc.	61,778	8,242,421
Albemarle Corp.	46,839	3,913,399
AptarGroup, Inc.	18,200	1,300,208
Ashland Global Holdings, Inc.	20,300	2,268,119
Avery Dennison Corp.	26,560	1,853,622
Axalta Coating Systems Ltd. *	16,600	416,992
Ball Corp.	48,876	3,766,873
Bemis Co., Inc.	28,149	1,371,419
Berry Plastics Group, Inc. *	36,100	1,579,375
Celanese Corp., Series A	44,643	3,255,368
CF Industries Holdings, Inc.	74,560	1,790,186
Crown Holdings, Inc. *	47,376	2,570,148
E.I. du Pont de Nemours & Co.	273,217	18,794,597
Eastman Chemical Co.	45,762	3,290,745
Ecolab, Inc.	83,128	9,490,724
FMC Corp.	43,504	2,039,903
Freeport-McMoRan, Inc. *	354,957	3,968,419
Graphic Packaging Holding Co.	104,500	1,306,250
International Flavors & Fragrances, Inc.	24,408	3,192,078
International Paper Co.	126,807	5,710,119
LyondellBasell Industries N.V., Class A	111,800	8,893,690
Martin Marietta Materials, Inc.	21,449	3,976,216
Monsanto Co.	136,534	13,758,531
NewMarket Corp.	2,800	1,122,548
Newmont Mining Corp.	162,928	6,034,853
Nucor Corp.	99,976	4,883,828
Packaging Corp. of America	29,030	2,394,975
PPG Industries, Inc.	81,712	7,609,839
Praxair, Inc.	89,328	10,456,736
Reliance Steel & Aluminum Co.	19,922	1,370,235
RPM International, Inc.	44,600	2,120,284
Sealed Air Corp.	58,102	2,651,194
Sensient Technologies Corp.	13,500	1,005,885
Sonoco Products Co.	33,970	1,708,351
Steel Dynamics, Inc.	74,400	2,043,024
The Dow Chemical Co.	350,256	18,847,275
The Mosaic Co.	106,995	2,517,592
The Scotts Miracle-Gro Co., Class A	14,668	1,292,104
The Sherwin-Williams Co.	23,890	5,849,705
The Valspar Corp.	24,346	2,424,862
Vulcan Materials Co.	40,825	4,621,390
W.R. Grace & Co.	21,500	1,439,640
Westlake Chemical Corp.	14,000	725,060
WestRock Co.	77,542	3,581,665
		191,450,447

Media 3.1%
AMC Networks, Inc., Class A *	19,500	954,135
CBS Corp., Class B - Non Voting Shares	129,005	7,304,263
Charter Communications, Inc., Class A *	64,520	16,122,903
Cinemark Holdings, Inc.	34,600	1,377,080
Comcast Corp., Class A	760,023	46,984,622
Discovery Communications, Inc., Class A *	47,200	1,232,392
Discovery Communications, Inc., Class C *	74,700	1,875,717
DISH Network Corp., Class A *	67,372	3,945,304
Liberty Broadband Corp., Class C *	20,700	1,379,655
Liberty Global plc LiLAC., Class A *	9,886	273,249
Liberty Global plc LiLAC., Class C *	27,370	756,507
Liberty Global plc, Class A *	79,241	2,583,257
Liberty Global plc, Series C *	219,372	6,976,030
Security	Number of Shares	Value ($)
Liberty Media Corp. - Liberty Braves, Class A *	3,044	51,596
Liberty Media Corp. - Liberty Media, Class A *	7,611	211,814
Liberty Media Corp. - Liberty SiriusXM, Class A *	30,446	1,012,938
Liberty Media Corp. - Liberty SiriusXM, Class C *	62,700	2,081,013
Live Nation Entertainment, Inc. *	45,500	1,258,985
News Corp., Class A	118,782	1,439,638
News Corp., Class B	31,600	391,840
Omnicom Group, Inc.	73,888	5,897,740
Scripps Networks Interactive, Inc., Class A	30,900	1,988,724
Sirius XM Holdings, Inc.	688,800	2,872,296
Starz, Class A *	25,100	789,646
TEGNA, Inc.	73,854	1,449,015
The Interpublic Group of Cos., Inc.	127,164	2,847,202
The Madison Square Garden Co., Class A *	6,933	1,147,342
The Walt Disney Co.	470,260	43,588,399
Time Warner, Inc.	249,680	22,219,023
Tribune Media Co., Class A	23,200	756,320
Twenty-First Century Fox, Inc., Class A	353,928	9,297,689
Twenty-First Century Fox, Inc., Class B	109,000	2,876,510
Viacom, Inc., Class B	106,546	4,001,868
		197,944,712

Pharmaceuticals, Biotechnology & Life Sciences 8.3%
AbbVie, Inc.	505,126	28,175,928
ACADIA Pharmaceuticals, Inc. *	24,700	575,757
Agilent Technologies, Inc.	99,131	4,319,138
Akorn, Inc. *	14,000	335,300
Alexion Pharmaceuticals, Inc. *	70,304	9,174,672
Alkermes plc *	44,700	2,253,327
Allergan plc *	123,377	25,778,391
Alnylam Pharmaceuticals, Inc. *	12,100	430,760
Amgen, Inc.	235,202	33,201,114
Bio-Rad Laboratories, Inc., Class A *	6,900	1,090,752
Bio-Techne Corp.	12,563	1,306,426
Biogen, Inc. *	68,855	19,291,794
BioMarin Pharmaceutical, Inc. *	49,600	3,993,792
Bristol-Myers Squibb Co.	521,839	26,566,824
Bruker Corp.	33,900	694,611
Catalent, Inc. *	29,900	682,019
Celgene Corp. *	245,440	25,079,059
Charles River Laboratories International, Inc. *	14,400	1,092,672
Eli Lilly & Co.	305,871	22,585,515
Endo International plc *	40,000	750,000
Gilead Sciences, Inc.	426,544	31,406,435
Horizon Pharma plc *	44,800	749,056
Illumina, Inc. *	45,900	6,248,826
Incyte Corp. *	51,800	4,505,046
Intercept Pharmaceuticals, Inc. *(b)	6,000	742,440
Ionis Pharmaceuticals, Inc. *	15,000	389,700
Jazz Pharmaceuticals plc *	19,200	2,101,824
Johnson & Johnson	857,387	99,448,318
Juno Therapeutics, Inc. *	21,500	522,235
Kite Pharma, Inc. *(b)	12,800	566,912
Mallinckrodt plc *	35,320	2,093,063
Merck & Co., Inc.	873,418	51,287,105
Mettler-Toledo International, Inc. *	8,800	3,555,904
Mylan N.V. *	102,600	3,744,900
Neurocrine Biosciences, Inc. *	24,300	1,063,611
OPKO Health, Inc. *(b)	101,700	958,014
PAREXEL International Corp. *	17,300	1,007,898

11
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
PerkinElmer, Inc.	32,300	1,643,747
Perrigo Co., plc	29,400	2,445,786
Pfizer, Inc.	1,909,351	60,545,520
PRA Health Sciences, Inc. *	6,800	361,896
Prestige Brands Holdings, Inc. *	16,300	738,064
Quintiles IMS Holdings, Inc. *	38,946	2,793,986
Regeneron Pharmaceuticals, Inc. *	24,400	8,418,488
Seattle Genetics, Inc. *	33,600	1,737,120
The Medicines Co. *	21,500	708,425
Thermo Fisher Scientific, Inc.	123,798	18,202,020
Ultragenyx Pharmaceutical, Inc. *	10,900	642,991
United Therapeutics Corp. *	14,100	1,692,987
Vertex Pharmaceuticals, Inc. *	77,612	5,887,646
VWR Corp. *	27,000	742,770
Waters Corp. *	25,000	3,478,500
Zoetis, Inc.	144,700	6,916,660
		534,725,744

Real Estate 3.8%
Alexandria Real Estate Equities, Inc.	24,500	2,641,345
American Campus Communities, Inc.	44,400	2,313,684
American Homes 4 Rent, Class A	67,200	1,418,592
American Tower Corp.	133,189	15,608,419
Apartment Investment & Management Co., Class A	49,418	2,177,851
Apple Hospitality REIT, Inc.	46,300	834,789
AvalonBay Communities, Inc.	41,849	7,163,712
Boston Properties, Inc.	47,905	5,771,594
Brixmor Property Group, Inc.	103,700	2,636,054
Camden Property Trust	26,864	2,187,804
CBRE Group, Inc., Class A *	84,537	2,177,673
Columbia Property Trust, Inc.	35,400	746,232
Communications Sales & Leasing, Inc.	36,400	1,034,852
Crown Castle International Corp.	104,627	9,520,011
CubeSmart	50,100	1,306,107
DCT Industrial Trust, Inc.	27,600	1,290,300
DDR Corp.	91,800	1,403,622
Digital Realty Trust, Inc.	45,100	4,213,693
Douglas Emmett, Inc.	47,600	1,737,400
Duke Realty Corp.	104,537	2,733,643
EPR Properties	17,000	1,236,240
Equinix, Inc.	23,262	8,311,047
Equity Commonwealth *	40,300	1,217,463
Equity LifeStyle Properties, Inc.	23,400	1,774,656
Equity One, Inc.	30,800	877,800
Equity Residential	111,372	6,877,221
Essex Property Trust, Inc.	20,929	4,480,690
Extra Space Storage, Inc.	40,600	2,969,890
Federal Realty Investment Trust	21,596	3,136,387
Forest City Realty Trust, Inc., Class A	61,800	1,334,262
Gaming & Leisure Properties, Inc.	57,300	1,881,159
General Growth Properties, Inc.	187,700	4,683,115
Gramercy Property Trust	124,300	1,146,046
HCP, Inc.	144,480	4,948,440
Healthcare Realty Trust, Inc.	28,600	912,054
Healthcare Trust of America, Inc., Class A	36,800	1,126,080
Highwoods Properties, Inc.	31,600	1,568,308
Hospitality Properties Trust	52,081	1,424,936
Host Hotels & Resorts, Inc.	240,139	3,717,352
Iron Mountain, Inc.	77,466	2,612,928
Jones Lang LaSalle, Inc.	14,800	1,433,380
Kilroy Realty Corp.	27,700	1,989,691
Kimco Realty Corp.	126,531	3,366,990
Lamar Advertising Co., Class A	26,170	1,660,487
Liberty Property Trust	46,304	1,872,071
Life Storage, Inc.	12,700	1,024,255
Security	Number of Shares	Value ($)
Mid-America Apartment Communities, Inc.	23,900	2,216,725
National Retail Properties, Inc.	43,000	1,961,660
Omega Healthcare Investors, Inc.	71,900	2,288,577
Outfront Media, Inc.	42,000	903,420
Paramount Group, Inc.	48,500	754,175
Piedmont Office Realty Trust, Inc., Class A	72,100	1,476,608
Post Properties, Inc.	17,000	1,118,430
Prologis, Inc.	162,080	8,454,093
Public Storage	46,709	9,982,647
Realty Income Corp.	76,400	4,525,936
Regency Centers Corp.	30,582	2,204,045
Retail Properties of America, Inc., Class A	70,000	1,089,900
Senior Housing Properties Trust	69,500	1,478,265
Simon Property Group, Inc.	97,150	18,066,014
SL Green Realty Corp.	31,851	3,128,405
Spirit Realty Capital, Inc.	146,700	1,747,197
STORE Capital Corp.	39,500	1,077,955
Sun Communities, Inc.	23,200	1,784,776
Tanger Factory Outlet Centers, Inc.	30,900	1,075,320
Taubman Centers, Inc.	19,800	1,434,708
The Howard Hughes Corp. *	11,500	1,263,045
The Macerich Co.	40,745	2,883,931
UDR, Inc.	85,262	2,981,612
Ventas, Inc.	107,029	7,251,215
VEREIT, Inc.	208,200	1,957,080
Vornado Realty Trust	54,334	5,041,109
Weingarten Realty Investors	43,602	1,578,828
Welltower, Inc.	111,421	7,635,681
Weyerhaeuser Co.	243,126	7,276,761
WP Carey, Inc.	29,500	1,791,830
		242,930,273

Retailing 5.3%
Advance Auto Parts, Inc.	22,622	3,168,890
Amazon.com, Inc. *	121,041	95,600,603
American Eagle Outfitters, Inc.	54,400	926,976
AutoNation, Inc. *	10,166	445,982
AutoZone, Inc. *	9,533	7,075,011
Bed Bath & Beyond, Inc.	51,220	2,070,312
Best Buy Co., Inc.	85,826	3,339,490
Burlington Stores, Inc. *	26,100	1,955,934
CarMax, Inc. *	61,400	3,066,316
CST Brands, Inc.	10,000	480,200
Dick's Sporting Goods, Inc.	26,700	1,485,855
Dollar General Corp.	93,200	6,439,188
Dollar Tree, Inc. *	71,418	5,395,630
Expedia, Inc.	36,404	4,704,489
Foot Locker, Inc.	40,809	2,724,817
GameStop Corp., Class A	31,900	767,195
Genuine Parts Co.	45,830	4,151,740
Kohl's Corp.	56,465	2,470,344
L Brands, Inc.	78,823	5,690,232
Liberty Interactive Corp., QVC Group, Class A *	136,208	2,518,486
Liberty Ventures, Series A *	44,681	1,782,772
LKQ Corp. *	99,600	3,215,088
Lowe's Cos., Inc.	288,436	19,224,259
Macy's, Inc.	93,676	3,418,237
Netflix, Inc. *	134,800	16,832,476
Nordstrom, Inc.	41,600	2,163,200
O'Reilly Automotive, Inc. *	30,466	8,056,429
Penske Automotive Group, Inc.	15,300	684,675
Pool Corp.	13,000	1,203,540
Ross Stores, Inc.	127,624	7,981,605
Sally Beauty Holdings, Inc. *	50,000	1,297,000
Signet Jewelers Ltd. (b)	24,300	1,974,618

12
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Staples, Inc.	197,970	1,464,978
Target Corp.	190,562	13,097,326
The Gap, Inc.	72,255	1,993,515
The Home Depot, Inc.	392,035	47,832,190
The Priceline Group, Inc. *	15,546	22,918,380
The TJX Cos., Inc.	207,290	15,287,638
Tiffany & Co.	33,573	2,464,930
Tractor Supply Co.	41,400	2,592,882
TripAdvisor, Inc. *	33,200	2,140,736
Ulta Salon, Cosmetics & Fragrance, Inc. *	19,900	4,842,466
Urban Outfitters, Inc. *	27,996	936,466
Williams-Sonoma, Inc.	25,300	1,169,366
		339,052,462

Semiconductors & Semiconductor Equipment 3.1%
Analog Devices, Inc.	95,674	6,132,704
Applied Materials, Inc.	354,889	10,320,172
Broadcom Ltd.	122,770	20,905,276
Cavium, Inc. *	15,000	846,750
Cypress Semiconductor Corp.	105,500	1,051,835
Integrated Device Technology, Inc. *	47,100	975,441
Intel Corp.	1,472,780	51,355,839
KLA-Tencor Corp.	47,638	3,578,090
Lam Research Corp.	48,319	4,680,178
Linear Technology Corp.	77,466	4,652,608
Marvell Technology Group Ltd.	114,162	1,487,531
Maxim Integrated Products, Inc.	93,500	3,705,405
Microchip Technology, Inc.	68,648	4,156,636
Micron Technology, Inc. *	333,400	5,721,144
Microsemi Corp. *	35,700	1,504,041
NVIDIA Corp.	156,999	11,172,049
ON Semiconductor Corp. *	126,800	1,479,756
Qorvo, Inc. *	18,100	1,007,265
QUALCOMM, Inc.	468,578	32,200,680
Skyworks Solutions, Inc.	59,900	4,608,706
Teradyne, Inc.	62,600	1,457,954
Texas Instruments, Inc.	314,775	22,301,809
Versum Materials, Inc. *	30,889	701,180
Xilinx, Inc.	78,605	3,998,636
		200,001,685

Software & Services 13.0%
Accenture plc, Class A	195,400	22,713,296
Activision Blizzard, Inc.	187,838	8,108,967
Adobe Systems, Inc. *	155,313	16,697,701
Akamai Technologies, Inc. *	55,509	3,856,210
Alliance Data Systems Corp.	17,871	3,654,083
Alphabet, Inc., Class A *	91,788	74,339,101
Alphabet, Inc., Class C *	93,332	73,222,687
Amdocs Ltd.	46,200	2,700,390
ANSYS, Inc. *	27,400	2,502,990
Aspen Technology, Inc. *	24,400	1,201,456
Autodesk, Inc. *	69,872	5,050,348
Automatic Data Processing, Inc.	143,151	12,462,726
Blackbaud, Inc.	13,800	847,320
Booz Allen Hamilton Holding Corp.	38,600	1,176,142
Broadridge Financial Solutions, Inc.	36,400	2,353,624
CA, Inc.	88,681	2,726,054
Cadence Design Systems, Inc. *	92,587	2,368,376
CDK Global, Inc.	51,400	2,806,954
Citrix Systems, Inc. *	48,200	4,087,360
Cognizant Technology Solutions Corp., Class A *	191,832	9,850,573
CommerceHub, Inc., Series A *	4,468	67,109
CommerceHub, Inc., Series C *	8,936	134,487
Computer Sciences Corp.	42,331	2,304,923
Security	Number of Shares	Value ($)
CoreLogic, Inc. *	26,700	1,136,352
CoStar Group, Inc. *	10,600	1,983,472
CSRA, Inc.	42,331	1,062,085
Dell Technologies, Inc., Class V *	68,004	3,338,316
DST Systems, Inc.	10,980	1,055,837
eBay, Inc. *	336,070	9,581,356
Electronic Arts, Inc. *	98,381	7,724,876
EPAM Systems, Inc. *	5,900	379,783
Euronet Worldwide, Inc. *	15,400	1,225,070
Facebook, Inc., Class A *	719,400	94,234,206
Fair Isaac Corp.	9,300	1,122,324
Fidelity National Information Services, Inc.	94,108	6,956,463
First Data Corp., Class A *	25,000	349,750
Fiserv, Inc. *	70,978	6,989,913
FleetCor Technologies, Inc. *	24,100	4,224,730
Fortinet, Inc. *	44,600	1,429,876
Gartner, Inc. *	26,400	2,271,456
Genpact Ltd. *	44,550	1,024,205
Global Payments, Inc.	47,099	3,415,620
Guidewire Software, Inc. *	21,100	1,212,195
IAC/InterActiveCorp	25,730	1,658,041
International Business Machines Corp.	277,840	42,701,230
Intuit, Inc.	82,344	8,954,087
j2 Global, Inc.	5,800	412,670
Jack Henry & Associates, Inc.	24,200	1,960,684
LinkedIn Corp., Class A *	35,900	6,806,640
Manhattan Associates, Inc. *	24,200	1,225,488
MasterCard, Inc., Class A	305,410	32,684,978
MAXIMUS, Inc.	9,300	484,158
Microsoft Corp.	2,430,038	145,607,877
NetSuite, Inc. *	9,800	912,576
Oracle Corp.	958,410	36,822,112
Paychex, Inc.	102,528	5,659,546
PayPal Holdings, Inc. *	348,370	14,513,094
PTC, Inc. *	39,700	1,883,368
Rackspace Hosting, Inc. *	15,000	479,100
Red Hat, Inc. *	57,283	4,436,568
Sabre Corp.	65,300	1,686,699
salesforce.com, Inc. *	199,040	14,959,846
ServiceNow, Inc. *	45,800	4,026,278
Splunk, Inc. *	33,800	2,034,422
SS&C Technologies Holdings, Inc.	49,000	1,564,570
Symantec Corp.	196,689	4,923,126
Synopsys, Inc. *	48,700	2,888,397
Syntel, Inc.	11,300	227,130
Tableau Software, Inc., Class A *	8,000	384,400
Take-Two Interactive Software, Inc. *	25,200	1,118,628
Teradata Corp. *	35,844	966,354
The Ultimate Software Group, Inc. *	8,900	1,877,811
The Western Union Co.	163,440	3,280,241
Total System Services, Inc.	55,100	2,748,388
Twitter, Inc. *	109,300	1,961,935
Tyler Technologies, Inc. *	9,300	1,491,720
Vantiv, Inc., Class A *	51,300	2,993,868
VeriSign, Inc. *	29,605	2,487,412
Visa, Inc., Class A	601,900	49,662,769
VMware, Inc., Class A *(b)	24,100	1,894,260
WEX, Inc. *	13,100	1,429,210
Workday, Inc., Class A *	30,700	2,661,076
Xerox Corp.	293,045	2,863,050
Yahoo! Inc. *	274,179	11,392,137
		834,676,706

Technology Hardware & Equipment 5.2%
Amphenol Corp., Class A	92,240	6,081,383
Apple, Inc.	1,680,974	190,857,788
Arista Networks, Inc. *	10,800	915,300

13
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
ARRIS International plc *	55,100	1,530,678
Arrow Electronics, Inc. *	28,800	1,760,256
Avnet, Inc.	42,546	1,784,805
Brocade Communications Systems, Inc.	127,300	1,349,380
CDW Corp.	42,900	1,926,639
Cisco Systems, Inc.	1,571,015	48,198,740
Cognex Corp.	26,700	1,377,720
CommScope Holding Co., Inc. *	49,700	1,518,335
Corning, Inc.	345,763	7,852,278
F5 Networks, Inc. *	23,200	3,206,472
FLIR Systems, Inc.	38,200	1,257,544
Harris Corp.	38,807	3,461,973
Hewlett Packard Enterprise Co.	538,668	12,103,870
HP, Inc.	541,668	7,848,769
Ingram Micro, Inc., Class A	43,351	1,612,657
IPG Photonics Corp. *	12,900	1,251,429
Jabil Circuit, Inc.	62,300	1,329,482
Juniper Networks, Inc.	110,994	2,923,582
Keysight Technologies, Inc. *	24,100	790,480
Motorola Solutions, Inc.	49,912	3,622,613
National Instruments Corp.	31,200	876,408
NCR Corp. *	38,744	1,357,977
NetApp, Inc.	88,200	2,993,508
NetScout Systems, Inc. *	30,300	831,735
Palo Alto Networks, Inc. *	22,300	3,430,409
Seagate Technology plc	92,137	3,161,220
SYNNEX Corp.	9,300	953,622
TE Connectivity Ltd.	119,000	7,481,530
Trimble, Inc. *	84,000	2,321,760
ViaSat, Inc. *	13,600	960,976
Western Digital Corp.	86,893	5,078,027
Zebra Technologies Corp., Class A *	7,000	460,880
		334,470,225

Telecommunication Services 2.4%
AT&T, Inc.	1,934,941	71,186,479
CenturyLink, Inc.	168,111	4,468,390
Frontier Communications Corp.	138,406	556,392
Level 3 Communications, Inc. *	91,920	5,161,308
SBA Communications Corp., Class A *	38,300	4,338,624
Sprint Corp. *	150,000	924,000
T-Mobile US, Inc. *	90,900	4,520,457
Verizon Communications, Inc.	1,272,057	61,185,942
Zayo Group Holdings, Inc. *	12,900	415,122
		152,756,714

Transportation 2.1%
Alaska Air Group, Inc.	38,800	2,802,136
AMERCO	2,000	644,780
American Airlines Group, Inc.	151,900	6,167,140
Avis Budget Group, Inc. *	34,800	1,126,128
C.H. Robinson Worldwide, Inc.	43,348	2,952,866
CSX Corp.	294,626	8,989,039
Delta Air Lines, Inc.	244,400	10,208,588
Expeditors International of Washington, Inc.	59,698	3,072,656
FedEx Corp.	79,528	13,863,321
Genesee & Wyoming, Inc., Class A *	19,900	1,352,006
Hertz Global Holdings, Inc. *	7,000	232,050
JB Hunt Transport Services, Inc.	26,491	2,161,931
JetBlue Airways Corp. *	75,900	1,326,732
Kansas City Southern	33,100	2,904,856
Kirby Corp. *	18,900	1,114,155
Macquarie Infrastructure Corp.	23,100	1,889,811
Norfolk Southern Corp.	93,086	8,656,998
Old Dominion Freight Line, Inc. *	19,400	1,448,792
Security	Number of Shares	Value ($)
Ryder System, Inc.	16,964	1,177,132
Southwest Airlines Co.	201,388	8,065,589
Union Pacific Corp.	263,024	23,193,456
United Continental Holdings, Inc. *	114,782	6,454,192
United Parcel Service, Inc., Class B	216,935	23,376,916
		133,181,270

Utilities 3.4%
AES Corp.	196,502	2,312,828
Alliant Energy Corp.	74,800	2,846,140
Ameren Corp.	78,585	3,925,321
American Electric Power Co., Inc.	153,071	9,925,124
American Water Works Co., Inc.	54,500	4,035,180
Aqua America, Inc.	58,917	1,808,752
Atmos Energy Corp.	30,718	2,285,112
Calpine Corp. *	30,000	357,000
CenterPoint Energy, Inc.	133,911	3,053,171
CMS Energy Corp.	85,733	3,613,646
Consolidated Edison, Inc.	89,906	6,792,398
Dominion Resources, Inc.	200,608	15,085,722
DTE Energy Co.	55,897	5,366,671
Duke Energy Corp.	213,295	17,067,866
Edison International	99,454	7,307,880
Entergy Corp.	57,362	4,226,432
Eversource Energy	101,312	5,578,239
Exelon Corp.	284,519	9,693,562
FirstEnergy Corp.	127,391	4,368,237
Great Plains Energy, Inc.	52,000	1,478,880
IDACORP, Inc.	19,800	1,552,122
MDU Resources Group, Inc.	64,217	1,683,128
National Fuel Gas Co.	28,047	1,469,102
New Jersey Resources Corp.	26,100	886,095
NextEra Energy, Inc.	145,308	18,599,424
NiSource, Inc.	95,880	2,230,169
NorthWestern Corp.	14,000	805,700
OGE Energy Corp.	66,760	2,072,230
ONE Gas, Inc.	16,000	980,480
PG&E Corp.	158,237	9,829,682
Pinnacle West Capital Corp.	32,687	2,488,461
Portland General Electric Co.	27,200	1,187,008
PPL Corp.	211,761	7,271,873
Public Service Enterprise Group, Inc.	156,372	6,580,134
SCANA Corp.	44,531	3,266,794
Sempra Energy	82,678	8,854,814
Southwest Gas Corp.	14,200	1,028,932
Spire, Inc.	12,900	810,120
The Southern Co.	313,618	16,173,280
UGI Corp.	50,172	2,322,462
Vectren Corp.	22,800	1,147,068
WEC Energy Group, Inc.	96,477	5,761,606
Westar Energy, Inc.	48,700	2,791,484
WGL Holdings, Inc.	15,100	952,357
Xcel Energy, Inc.	160,409	6,664,994
		218,537,680
Total Common Stock
(Cost $1,927,957,536)		6,404,137,765

Other Investment Companies 0.6% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25% (c)	22,977,593	22,977,593

14
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.32% (c)	14,824,150	14,824,150
Total Other Investment Companies
(Cost $37,801,743)		37,801,743

End of Investments.

At 10/31/16, the tax basis cost of the fund's investments was $1,946,075,504 and the unrealized appreciation and depreciation were $4,517,631,042 and ($21,767,038), respectively, with a net unrealized appreciation of $4,495,864,004.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $14,532,147.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 10/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 12/16/16	280	29,681,400	1,633
15
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2016

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.0%	Common Stock	2,015,427,364	2,592,562,813
0.0%	Rights	462,875	503,531
2.8%	Other Investment Company	71,694,474	71,694,474
1.1%	Short-Term Investments	29,131,264	29,131,264
102.9%	Total Investments	2,116,715,977	2,693,892,082
(2.9%)	Other Assets and Liabilities, Net		(75,180,713)
100.0%	Net Assets		2,618,711,369

Security	Number of Shares	Value ($)
Common Stock 99.0% of net assets

Automobiles & Components 1.3%
American Axle & Manufacturing Holdings, Inc. *	122,400	2,193,408
Cooper Tire & Rubber Co.	85,699	3,149,438
Cooper-Standard Holding, Inc. *	22,600	2,062,702
Dana, Inc.	235,129	3,639,797
Dorman Products, Inc. *	40,500	2,601,720
Drew Industries, Inc.	37,000	3,313,350
Federal-Mogul Holdings Corp. *	44,553	412,561
Fox Factory Holding Corp. *	34,400	746,480
Gentherm, Inc. *	55,300	1,556,695
Horizon Global Corp. *	26,800	537,072
Metaldyne Performance Group, Inc.	27,300	421,785
Modine Manufacturing Co. *	73,100	800,445
Motorcar Parts of America, Inc. *	31,200	818,688
Spartan Motors, Inc.	51,800	442,890
Standard Motor Products, Inc.	35,200	1,721,280
Stoneridge, Inc. *	42,600	631,332
Strattec Security Corp.	5,100	181,050
Superior Industries International, Inc.	37,500	918,750
Tenneco, Inc. *	88,228	4,858,716
Tower International, Inc.	30,200	655,340
Unique Fabricating, Inc.	10,200	127,398
Winnebago Industries, Inc.	43,600	1,231,700
Workhorse Group, Inc. *	18,500	122,840
		33,145,437

Banks 12.5%
1st Source Corp.	26,203	905,576
Access National Corp.	14,138	333,233
ACNB Corp. (b)	8,600	231,340
Allegiance Bancshares, Inc. *	17,100	450,585
American National Bankshares, Inc.	10,700	289,435
Ameris Bancorp	51,500	1,869,450
Ames National Corp.	15,500	420,050
Arrow Financial Corp.	19,794	625,490
Astoria Financial Corp.	138,600	2,027,718
Atlantic Capital Bancshares, Inc. *	26,200	394,310
Banc of California, Inc.	74,900	996,170
BancFirst Corp.	12,316	883,057
Banco Latinoamericano de Comercio Exterior, S.A., Class E	50,257	1,355,431
Security	Number of Shares	Value ($)
BancorpSouth, Inc.	138,600	3,257,100
Bank Mutual Corp.	71,800	560,040
Bank of Marin Bancorp	9,100	461,825
Bank of the Ozarks, Inc.	138,768	5,128,865
BankFinancial Corp.	28,200	354,474
Bankwell Financial Group, Inc.	7,700	189,882
Banner Corp.	47,757	2,155,751
Bar Harbor Bankshares	8,070	293,345
Bear State Financial, Inc.	31,000	274,040
Beneficial Bancorp, Inc.	113,011	1,638,659
Berkshire Hills Bancorp, Inc.	48,100	1,421,355
Blue Hills Bancorp, Inc.	43,900	682,645
BNC Bancorp	62,987	1,568,376
BofI Holding, Inc. *(b)	95,880	1,786,244
Boston Private Financial Holdings, Inc.	127,100	1,671,365
Bridge Bancorp, Inc.	26,000	716,300
Brookline Bancorp, Inc.	105,522	1,350,682
Bryn Mawr Bank Corp.	27,200	854,080
BSB Bancorp, Inc. *	8,867	217,242
C&F Financial Corp.	4,700	196,460
Camden National Corp.	22,050	728,091
Capital Bank Financial Corp., Class A	32,100	1,051,275
Capital City Bank Group, Inc.	15,300	230,112
Capitol Federal Financial, Inc.	200,857	2,946,572
Cardinal Financial Corp.	48,200	1,266,696
Carolina Financial Corp.	15,600	355,680
Cascade Bancorp *	55,003	336,068
Cathay General Bancorp	115,726	3,465,994
CenterState Banks, Inc.	70,500	1,316,940
Central Pacific Financial Corp.	44,100	1,130,283
Central Valley Community Bancorp	13,500	193,320
Century Bancorp, Inc., Class A	4,700	213,145
Charter Financial Corp.	24,859	314,466
Chemical Financial Corp.	101,263	4,349,246
Chemung Financial Corp.	4,500	128,250
Citizens & Northern Corp.	20,300	424,676
City Holding Co.	24,800	1,296,296
Clifton Bancorp, Inc.	38,861	594,185
CNB Financial Corp.	20,700	404,685
CoBiz Financial, Inc.	60,600	770,832
Codorus Valley Bancorp, Inc.	10,920	228,228
Columbia Banking System, Inc.	92,500	3,054,350
Community Bank System, Inc.	67,022	3,157,406
Community Trust Bancorp, Inc.	25,180	920,329
CommunityOne Bancorp *(a)(f)	23,300	328,122
ConnectOne Bancorp, Inc.	46,340	850,339
County Bancorp, Inc.	7,500	147,750
CU Bancorp *	25,400	596,900
Customers Bancorp, Inc. *	41,850	1,132,879
CVB Financial Corp.	162,619	2,728,747
Dime Community Bancshares, Inc.	50,600	819,720
Eagle Bancorp, Inc. *	45,780	2,250,087
Enterprise Bancorp, Inc.	14,531	379,259
Enterprise Financial Services Corp.	32,400	1,072,440
Equity Bancshares, Inc., Class A *	5,500	143,165
ESSA Bancorp, Inc.	12,500	168,500
Essent Group Ltd. *	114,100	3,016,804
EverBank Financial Corp.	166,500	3,215,115
F.N.B. Corp.	333,026	4,352,650

16
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Farmers Capital Bank Corp.	13,815	433,791
Farmers National Banc Corp.	36,500	383,250
FCB Financial Holdings, Inc., Class A *	47,169	1,759,404
Federal Agricultural Mortgage Corp., Class C	15,800	645,114
Fidelity Southern Corp.	28,448	518,607
Financial Institutions, Inc.	22,900	614,865
First Bancorp (North Carolina)	31,600	624,732
First BanCorp (Puerto Rico) *	187,700	962,901
First Bancorp, Inc.	18,296	433,066
First Busey Corp.	46,100	1,065,371
First Business Financial Services, Inc.	11,600	218,660
First Citizens BancShares, Inc., Class A	12,041	3,503,931
First Commonwealth Financial Corp.	144,929	1,472,479
First Community Bancshares, Inc.	24,600	557,190
First Community Financial Partners, Inc. *	20,900	199,595
First Connecticut Bancorp, Inc.	23,900	424,225
First Defiance Financial Corp.	12,700	501,396
First Financial Bancorp	98,289	2,113,213
First Financial Bankshares, Inc.	98,762	3,575,184
First Financial Corp.	17,700	709,770
First Financial Northwest, Inc.	10,300	163,770
First Foundation, Inc. *	19,700	487,378
First Internet Bancorp	7,900	207,375
First Interstate BancSystem, Inc., Class A	28,833	919,773
First Merchants Corp.	60,900	1,714,335
First Mid-Illinois Bancshares, Inc.	13,700	362,913
First Midwest Bancorp, Inc.	121,763	2,351,244
First NBC Bank Holding Co. *	21,900	118,260
First Northwest Bancorp *	15,400	210,826
Flagstar Bancorp, Inc. *	33,700	924,391
Flushing Financial Corp.	47,500	1,017,450
Franklin Financial Network, Inc. *	14,664	478,046
Fulton Financial Corp.	266,649	3,973,070
German American Bancorp, Inc.	20,700	805,851
Glacier Bancorp, Inc.	116,611	3,295,427
Great Southern Bancorp, Inc.	16,300	674,005
Great Western Bancorp, Inc.	89,717	2,892,476
Green Bancorp, Inc. *	29,200	302,220
Guaranty Bancorp	20,920	397,480
Hancock Holding Co.	118,626	3,979,902
Hanmi Financial Corp.	51,600	1,290,000
HarborOne Bancorp, Inc. *	25,100	428,457
Heartland Financial USA, Inc.	33,100	1,239,595
Heritage Commerce Corp.	39,500	428,575
Heritage Financial Corp.	45,545	838,028
Heritage Oaks Bancorp	27,600	219,420
Hilltop Holdings, Inc. *	114,813	2,835,881
Hingham Institution for Savings	2,496	358,051
Home Bancorp, Inc.	7,300	209,583
Home BancShares, Inc.	184,660	3,972,037
HomeStreet, Inc. *	34,122	940,061
HomeTrust Bancshares, Inc. *	29,400	546,840
Hope Bancorp, Inc.	196,779	3,176,013
Horizon Bancorp	19,900	577,100
IBERIABANK Corp.	62,275	4,088,354
Impac Mortgage Holdings, Inc. *	12,642	200,376
Independent Bank Corp., Massachusetts	39,800	2,194,970
Independent Bank Corp., Michigan	33,600	564,480
Independent Bank Group, Inc.	17,200	830,760
International Bancshares Corp.	82,360	2,540,806
Investors Bancorp, Inc.	459,714	5,636,094
Kearny Financial Corp.	144,832	2,020,406
Lake Sunapee Bank Group	10,400	189,488
Lakeland Bancorp, Inc.	65,597	928,198
Lakeland Financial Corp.	39,000	1,436,760
LCNB Corp.	12,200	209,840
LegacyTexas Financial Group, Inc.	71,900	2,459,699
Security	Number of Shares	Value ($)
LendingTree, Inc. *(b)	10,000	798,500
Live Oak Bancshares, Inc.	30,100	480,095
Macatawa Bank Corp.	39,500	321,135
MainSource Financial Group, Inc.	33,544	837,258
MB Financial, Inc.	118,187	4,300,825
MBT Financial Corp.	27,100	238,480
Mercantile Bank Corp.	25,300	696,256
Merchants Bancshares, Inc.	9,946	427,678
Meridian Bancorp, Inc.	74,844	1,193,762
Meta Financial Group, Inc.	13,400	981,550
MGIC Investment Corp. *	533,545	4,353,727
Middleburg Financial Corp.	7,200	218,304
Midland States Bancorp, Inc.	5,700	145,521
MidWestOne Financial Group, Inc.	11,300	328,604
MutualFirst Financial, Inc.	8,100	221,535
National Bank Holdings Corp., Class A	41,100	1,000,374
National Bankshares, Inc. (b)	9,300	323,175
National Commerce Corp. *	10,932	309,376
Nationstar Mortgage Holdings, Inc. *	55,197	834,027
NBT Bancorp, Inc.	66,723	2,249,232
Nicolet Bankshares, Inc. *	10,000	387,600
NMI Holdings, Inc., Class A *	74,100	566,865
Northfield Bancorp, Inc.	64,186	1,055,860
Northrim BanCorp, Inc.	10,000	245,500
Northwest Bancshares, Inc.	149,109	2,346,976
OceanFirst Financial Corp.	34,200	707,256
Ocwen Financial Corp. *	157,909	674,271
OFG Bancorp	64,500	686,925
Old Line Bancshares, Inc.	12,300	242,126
Old National Bancorp	204,109	3,000,402
Old Second Bancorp, Inc.	41,624	322,586
Opus Bank	25,642	514,122
Oritani Financial Corp.	59,950	938,217
Orrstown Financial Services, Inc.	11,100	231,990
Pacific Continental Corp.	32,400	555,660
Pacific Mercantile Bancorp *	21,300	119,280
Pacific Premier Bancorp, Inc. *	44,300	1,145,155
Park National Corp.	20,653	2,001,895
Park Sterling Corp.	71,600	616,476
Peapack-Gladstone Financial Corp.	22,400	473,760
Penns Woods Bancorp, Inc.	7,100	301,750
PennyMac Financial Services, Inc., Class A *	18,200	311,220
People's Utah Bancorp	17,600	352,880
Peoples Bancorp, Inc.	28,000	693,560
Peoples Financial Services Corp.	11,100	442,224
PHH Corp. *	83,463	1,211,883
Pinnacle Financial Partners, Inc.	65,520	3,380,832
Preferred Bank	19,800	750,816
Premier Financial Bancorp, Inc.	12,100	203,522
PrivateBancorp, Inc.	122,776	5,554,386
Prosperity Bancshares, Inc.	105,795	5,868,449
Provident Bancorp, Inc. *	8,700	139,635
Provident Financial Holdings, Inc.	7,600	145,008
Provident Financial Services, Inc.	94,451	2,143,093
QCR Holdings, Inc.	17,862	580,515
Radian Group, Inc.	345,240	4,691,812
Renasant Corp.	64,366	2,171,709
Republic Bancorp, Inc., Class A	16,100	509,404
Republic First Bancorp, Inc. *	52,500	207,375
S&T Bancorp, Inc.	52,581	1,650,518
Sandy Spring Bancorp, Inc.	37,500	1,188,750
Seacoast Banking Corp. of Florida *	44,520	775,093
ServisFirst Bancshares, Inc.	36,240	1,962,034
Shore Bancshares, Inc.	18,700	238,799
SI Financial Group, Inc.	13,600	177,480
Sierra Bancorp	15,900	283,974
Simmons First National Corp., Class A	46,784	2,308,790

17
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
South State Corp.	37,563	2,755,246
Southern First Bancshares, Inc. *	8,800	233,640
Southern Missouri Bancorp, Inc.	7,800	191,802
Southern National Bancorp of Virginia, Inc.	15,700	205,984
Southside Bancshares, Inc.	39,303	1,282,064
Southwest Bancorp, Inc.	32,600	607,990
State Bank Financial Corp.	56,700	1,250,235
Sterling Bancorp	197,605	3,556,890
Stock Yards Bancorp, Inc.	35,430	1,208,163
Stonegate Bank	18,600	644,304
Suffolk Bancorp	19,300	694,800
Summit Financial Group, Inc.	12,800	253,056
Sun Bancorp, Inc.	17,780	408,940
Territorial Bancorp, Inc.	12,200	347,944
Texas Capital Bancshares, Inc. *	71,800	4,257,740
The Bancorp, Inc. *	78,100	486,563
The First of Long Island Corp.	19,500	623,025
Tompkins Financial Corp.	23,042	1,826,770
Towne Bank	86,456	2,144,109
TriCo Bancshares	34,700	913,304
TriState Capital Holdings, Inc. *	32,400	571,860
Triumph Bancorp, Inc. *	22,100	411,060
TrustCo Bank Corp.	147,155	1,030,085
Trustmark Corp.	105,477	2,919,603
UMB Financial Corp.	71,500	4,436,575
Umpqua Holdings Corp.	337,388	5,155,289
Union Bankshares Corp.	69,268	1,934,655
Union Bankshares, Inc. (b)	5,900	194,700
United Bankshares, Inc.	101,648	3,832,130
United Community Banks, Inc.	111,400	2,402,898
United Community Financial Corp.	71,100	522,585
United Financial Bancorp, Inc.	79,107	1,163,664
Univest Corp. of Pennsylvania	38,375	911,406
Valley National Bancorp	393,970	3,884,544
Veritex Holdings, Inc. *	12,700	223,901
Walker & Dunlop, Inc. *	42,145	1,014,430
Walter Investment Management Corp. *(b)	57,403	287,015
Washington Federal, Inc.	143,101	3,899,502
Washington Trust Bancorp, Inc.	24,100	1,106,190
WashingtonFirst Bankshares, Inc. (b)	12,000	293,400
Waterstone Financial, Inc.	45,557	772,191
Webster Financial Corp.	144,627	5,842,931
WesBanco, Inc.	61,495	2,023,800
West Bancorp, Inc.	20,800	401,440
Westamerica Bancorp	38,600	1,913,016
Western New England Bancorp, Inc.	19,100	150,890
Wintrust Financial Corp.	79,366	4,281,796
WSFS Financial Corp.	46,100	1,615,805
Xenith Bankshares, Inc. *	74,100	173,394
Yadkin Financial Corp.	75,712	2,100,251
		326,694,407

Capital Goods 8.8%
AAON, Inc.	61,487	1,841,536
AAR Corp.	50,920	1,638,096
Actuant Corp., Class A	91,423	2,038,733
Advanced Drainage Systems, Inc.	53,315	1,018,317
Aegion Corp. *	54,400	1,006,944
Aerojet Rocketdyne Holdings, Inc. *	92,100	1,620,960
Aerovironment, Inc. *	30,400	729,296
Aircastle Ltd.	75,000	1,541,250
Alamo Group, Inc.	15,800	1,025,736
Albany International Corp., Class A	42,900	1,748,175
Allied Motion Technologies, Inc.	7,974	157,726
Altra Industrial Motion Corp.	39,600	1,168,200
Security	Number of Shares	Value ($)
Ameresco, Inc., Class A *	27,700	132,960
American Railcar Industries, Inc.	11,431	420,432
American Superconductor Corp. *	19,200	123,072
American Woodmark Corp. *	22,300	1,665,810
Apogee Enterprises, Inc.	46,500	1,894,875
Applied Industrial Technologies, Inc.	57,510	2,921,508
Argan, Inc.	19,900	1,131,315
Armstrong Flooring, Inc. *	35,700	577,983
Astec Industries, Inc.	30,895	1,710,347
Astronics Corp. *	30,492	1,128,814
Atkore International Group, Inc. *	21,400	402,320
AZZ, Inc.	38,900	2,071,425
Babcock & Wilcox Enterprises, Inc. *	70,200	1,104,948
Barnes Group, Inc.	77,740	3,097,162
Beacon Roofing Supply, Inc. *	91,882	3,862,719
Blue Bird Corp. *	7,000	103,250
BMC Stock Holdings, Inc. *	85,100	1,408,405
Briggs & Stratton Corp.	69,593	1,295,822
Builders FirstSource, Inc. *	129,800	1,255,166
Caesarstone Ltd. *	36,600	1,293,810
CAI International, Inc. *	24,500	186,445
Chart Industries, Inc. *	49,302	1,367,637
CIRCOR International, Inc.	26,300	1,414,414
CLARCOR, Inc.	74,965	4,663,573
Columbus McKinnon Corp.	30,600	596,394
Comfort Systems USA, Inc.	57,000	1,644,450
Continental Building Products, Inc. *	54,644	1,117,470
CSW Industrials, Inc. *	21,700	671,615
Cubic Corp.	38,415	1,640,320
Curtiss-Wright Corp.	69,240	6,205,289
DigitalGlobe, Inc. *	99,427	2,495,618
Douglas Dynamics, Inc.	35,800	1,149,180
Ducommun, Inc. *	15,100	287,504
DXP Enterprises, Inc. *	18,300	398,757
Dycom Industries, Inc. *	47,757	3,673,946
Dynamic Materials Corp.	22,100	239,785
EMCOR Group, Inc.	95,397	5,767,703
Encore Wire Corp.	32,995	1,126,779
Energous Corp. *(b)	23,500	320,305
Energy Recovery, Inc. *	53,600	654,456
EnerSys	67,874	4,420,634
Engility Holdings, Inc. *	28,234	811,163
EnPro Industries, Inc.	34,800	1,883,376
ESCO Technologies, Inc.	41,169	1,834,079
Esterline Technologies Corp. *	47,342	3,477,270
Federal Signal Corp.	94,400	1,159,232
Franklin Electric Co., Inc.	71,836	2,618,422
FreightCar America, Inc.	17,700	231,162
FuelCell Energy, Inc. *(b)	54,483	182,518
GATX Corp.	62,600	2,740,002
Gencor Industries, Inc. *	11,550	139,755
Generac Holdings, Inc. *	101,425	3,863,278
General Cable Corp.	72,476	1,014,664
Gibraltar Industries, Inc. *	50,000	1,945,000
Global Brass & Copper Holdings, Inc.	31,300	898,310
GMS, Inc. *	11,500	238,970
Graham Corp.	15,200	271,320
Granite Construction, Inc.	62,300	3,062,668
Great Lakes Dredge & Dock Corp. *	85,200	302,460
Griffon Corp.	48,800	814,960
H&E Equipment Services, Inc.	46,100	643,095
Hardinge, Inc.	18,000	174,600
Harsco Corp.	118,500	1,155,375
HC2 Holdings, Inc. *	52,000	206,960
Hillenbrand, Inc.	91,500	2,777,025
Hurco Cos., Inc.	8,600	225,320
Hyster-Yale Materials Handling, Inc.	15,554	905,398
IES Holdings, Inc. *	12,900	192,855

18
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Insteel Industries, Inc.	28,500	766,650
John Bean Technologies Corp.	45,033	3,595,885
Joy Global, Inc.	152,400	4,241,292
Kadant, Inc.	16,500	852,225
Kaman Corp.	42,755	1,866,683
Kennametal, Inc.	121,500	3,439,665
KLX, Inc. *	84,594	2,911,725
Kratos Defense & Security Solutions, Inc. *	82,600	464,212
Lawson Products, Inc. *	8,000	150,800
Layne Christensen Co. *	30,400	260,528
Lindsay Corp.	15,866	1,242,308
LSI Industries, Inc.	34,500	296,700
Lydall, Inc. *	26,600	1,243,550
Masonite International Corp. *	46,400	2,640,160
MasTec, Inc. *	104,573	2,985,559
Mercury Systems, Inc. *	59,901	1,664,050
Meritor, Inc. *	127,538	1,311,091
Milacron Holdings Corp. *	24,000	349,440
Miller Industries, Inc.	15,800	346,810
Moog, Inc., Class A *	49,657	2,883,582
MRC Global, Inc. *	145,978	2,151,716
Mueller Industries, Inc.	86,669	2,625,204
Mueller Water Products, Inc., Class A	255,200	3,144,064
MYR Group, Inc. *	27,700	826,568
National Presto Industries, Inc.	7,100	619,475
Navistar International Corp. *	75,707	1,688,266
NCI Building Systems, Inc. *	41,200	593,280
Neff Corp., Class A *	22,700	205,435
NN, Inc.	39,117	690,415
NOW, Inc. *	165,100	3,559,556
NV5 Global, Inc. *	13,100	374,660
Omega Flex, Inc.	5,672	215,706
Orion Group Holdings, Inc. *	36,200	292,496
Patrick Industries, Inc. *	22,900	1,313,315
PGT, Inc. *	76,600	750,680
Plug Power, Inc. *(b)	324,000	495,720
Ply Gem Holdings, Inc. *	32,400	443,880
Powell Industries, Inc.	13,000	460,070
Power Solutions International, Inc. *	7,000	66,850
Preformed Line Products Co.	3,300	141,966
Primoris Services Corp.	62,900	1,259,887
Proto Labs, Inc. *	37,900	1,694,130
Quanex Building Products Corp.	53,204	867,225
Raven Industries, Inc.	56,600	1,214,070
RBC Bearings, Inc. *	36,800	2,625,680
Rexnord Corp. *	129,050	2,566,804
Rush Enterprises, Inc., Class A *	45,387	1,191,409
Rush Enterprises, Inc., Class B *	15,200	386,080
Simpson Manufacturing Co., Inc.	64,094	2,743,223
SiteOne Landscape Supply, Inc. *	18,300	570,594
Sparton Corp. *	14,600	349,378
SPX Corp. *	64,200	1,220,442
SPX FLOW, Inc. *	54,200	1,359,878
Standex International Corp.	19,900	1,520,360
Sun Hydraulics Corp.	37,150	1,093,324
Sunrun, Inc. *(b)	97,700	509,017
Supreme Industries, Inc., Class A	20,100	245,019
TASER International, Inc. *	82,500	1,846,350
Teledyne Technologies, Inc. *	54,026	5,817,520
Tennant Co.	28,576	1,798,859
Textainer Group Holdings Ltd.	36,731	279,156
The ExOne Co. *(b)	14,600	174,178
The Gorman-Rupp Co.	29,031	697,325
The Greenbrier Cos., Inc. (b)	40,601	1,278,931
The KEYW Holding Corp. *	60,000	629,400
The Manitowoc Co., Inc.	195,300	789,012
Thermon Group Holdings, Inc. *	46,800	857,844
Titan International, Inc.	64,600	658,274
Security	Number of Shares	Value ($)
Titan Machinery, Inc. *	23,200	215,528
TPI Composites, Inc. *	10,400	165,568
Trex Co., Inc. *	45,578	2,452,552
TriMas Corp. *	73,700	1,322,915
Triton International Ltd.	64,100	773,687
Triumph Group, Inc.	76,300	1,808,310
Tutor Perini Corp. *	55,030	1,048,322
Univar, Inc. *	68,600	1,526,350
Universal Forest Products, Inc.	30,562	2,628,026
Vectrus, Inc. *	17,747	297,617
Veritiv Corp. *	13,476	727,030
Vicor Corp. *	26,200	334,050
Wabash National Corp. *	101,900	1,146,375
Watts Water Technologies, Inc., Class A	42,811	2,568,660
Wesco Aircraft Holdings, Inc. *	93,300	1,198,905
Willis Lease Finance Corp. *	6,500	172,965
Woodward, Inc.	82,058	4,839,781
		230,590,870

Commercial & Professional Supplies 3.7%
ABM Industries, Inc.	86,509	3,380,772
Acacia Research Corp.	72,500	424,125
ACCO Brands Corp. *	170,185	1,889,053
Aqua Metals, Inc. *(b)	17,400	155,730
ARC Document Solutions, Inc. *	64,500	221,235
Barrett Business Services, Inc.	10,200	457,266
Brady Corp., Class A	73,029	2,417,260
Casella Waste Systems, Inc., Class A *	57,800	647,360
CBIZ, Inc. *	76,500	845,325
CEB, Inc.	48,953	2,381,563
CECO Environmental Corp.	50,352	498,485
Cogint, Inc. *(b)	24,100	91,580
CRA International, Inc. *	14,500	451,530
Deluxe Corp.	75,272	4,606,646
Ennis, Inc.	38,200	559,630
Essendant, Inc.	57,734	886,217
Exponent, Inc.	40,800	2,335,800
Franklin Covey Co. *	17,900	327,570
FTI Consulting, Inc. *	64,200	2,501,232
G&K Services, Inc., Class A	29,630	2,805,961
GP Strategies Corp. *	20,376	526,720
Healthcare Services Group, Inc.	108,952	4,027,955
Heidrick & Struggles International, Inc.	29,800	551,300
Heritage-Crystal Clean, Inc. *	16,900	221,390
Herman Miller, Inc.	93,600	2,602,080
Hill International, Inc. *	50,500	194,425
HNI Corp.	69,189	2,813,225
Huron Consulting Group, Inc. *	35,052	1,964,665
ICF International, Inc. *	27,800	1,289,920
InnerWorkings, Inc. *	60,300	531,243
Insperity, Inc.	24,626	1,851,875
Interface, Inc.	104,500	1,656,325
Kelly Services, Inc., Class A	47,323	886,360
Kforce, Inc.	39,800	690,530
Kimball International, Inc., Class B	58,299	728,738
Knoll, Inc.	73,803	1,597,097
Korn/Ferry International	86,761	1,769,057
Matthews International Corp., Class A	50,559	3,028,484
McGrath RentCorp	38,235	1,150,873
Mistras Group, Inc. *	26,414	553,109
Mobile Mini, Inc.	67,768	1,717,919
MSA Safety, Inc.	47,389	2,762,779
Multi-Color Corp.	20,400	1,324,470
Navigant Consulting, Inc. *	70,048	1,639,123
On Assignment, Inc. *	79,539	2,736,937
Quad Graphics, Inc.	46,500	1,104,840
Resources Connection, Inc.	61,350	911,048

19
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
RPX Corp. *	75,700	738,832
SP Plus Corp. *	26,500	667,800
Steelcase, Inc., Class A	143,542	1,916,286
Team, Inc. *	46,613	1,433,350
Tetra Tech, Inc.	88,661	3,409,015
The Advisory Board Co. *	65,638	2,612,392
The Brink's Co.	69,500	2,748,725
TRC Cos., Inc. *	27,863	227,083
TriNet Group, Inc. *	66,046	1,239,683
TrueBlue, Inc. *	66,476	1,163,330
UniFirst Corp.	24,306	2,977,485
US Ecology, Inc.	34,000	1,436,500
Viad Corp.	30,396	1,261,434
VSE Corp.	14,800	426,832
WageWorks, Inc. *	57,400	3,383,730
West Corp.	68,258	1,346,048
		95,705,352

Consumer Durables & Apparel 2.4%
Arctic Cat, Inc.	18,800	281,812
Bassett Furniture Industries, Inc.	14,909	342,162
Beazer Homes USA, Inc. *	47,640	487,357
Callaway Golf Co.	139,869	1,428,062
Cavco Industries, Inc. *	13,000	1,201,200
Century Communities, Inc. *	20,152	396,994
Columbia Sportswear Co.	42,300	2,395,872
Crocs, Inc. *	115,400	887,426
CSS Industries, Inc.	13,400	336,340
Culp, Inc.	16,000	448,000
Deckers Outdoor Corp. *	51,571	2,691,491
Delta Apparel, Inc. *	11,000	181,500
Escalade, Inc.	14,500	176,175
Ethan Allen Interiors, Inc.	38,179	1,172,095
Flexsteel Industries, Inc.	10,100	423,190
Fossil Group, Inc. *	64,400	1,756,188
G-III Apparel Group Ltd. *	66,310	1,732,017
GoPro, Inc., Class A *(b)	155,800	1,991,124
Green Brick Partners, Inc. *	35,840	274,176
Helen of Troy Ltd. *	45,283	3,690,565
Hooker Furniture Corp.	18,434	484,814
Hovnanian Enterprises, Inc., Class A *	161,300	251,628
Iconix Brand Group, Inc. *	70,800	557,904
Installed Building Products, Inc. *	30,971	1,023,592
iRobot Corp. *	41,945	2,126,612
JAKKS Pacific, Inc. *(b)	36,400	243,880
Johnson Outdoors, Inc., Class A	8,500	305,830
KB Home	125,700	1,827,678
La-Z-Boy, Inc.	78,200	1,829,880
LGI Homes, Inc. *(b)	25,200	749,952
Libbey, Inc.	34,479	552,009
Lifetime Brands, Inc.	12,400	175,460
M.D.C. Holdings, Inc.	58,293	1,382,127
M/I Homes, Inc. *	41,000	881,910
Malibu Boats, Inc., Class A *	25,461	373,513
Marine Products Corp.	13,700	128,095
MCBC Holdings, Inc.	15,200	169,328
Meritage Homes Corp. *	59,985	1,856,536
Movado Group, Inc.	23,100	509,355
NACCO Industries, Inc., Class A	5,477	400,643
Nautilus, Inc. *	50,200	883,520
Oxford Industries, Inc.	25,196	1,580,293
Performance Sports Group Ltd. *(b)(f)	68,769	119,658
Perry Ellis International, Inc. *	16,800	312,312
Sequential Brands Group, Inc. *(b)	60,752	437,414
Smith & Wesson Holding Corp. *	85,500	2,259,765
Steven Madden Ltd. *	94,376	3,152,158
Sturm, Ruger & Co., Inc.	29,200	1,795,800
Security	Number of Shares	Value ($)
Superior Uniform Group, Inc.	9,527	169,485
Taylor Morrison Home Corp., Class A *	50,000	853,000
The New Home Co., Inc. *	16,049	160,811
TopBuild Corp. *	59,200	1,783,696
TRI Pointe Group, Inc. *	233,500	2,528,805
UCP, Inc., Class A *	12,900	117,390
Unifi, Inc. *	26,500	761,875
Universal Electronics, Inc. *	22,200	1,557,330
Vera Bradley, Inc. *	31,500	421,155
Vince Holding Corp. *	46,214	251,866
WCI Communities, Inc. *	32,500	752,375
William Lyon Homes, Class A *	39,800	710,828
Wolverine World Wide, Inc.	157,147	3,355,088
ZAGG, Inc. *	39,621	257,537
		62,346,653

Consumer Services 4.0%
American Public Education, Inc. *	25,200	507,780
Apollo Education Group, Inc. *	131,226	1,153,476
Ascent Capital Group, Inc., Class A *	14,700	299,586
Belmond Ltd., Class A *	132,400	1,714,580
Biglari Holdings, Inc. *	1,710	749,288
BJ's Restaurants, Inc. *	37,000	1,335,700
Bloomin' Brands, Inc.	178,713	3,091,735
Bob Evans Farms, Inc.	29,946	1,234,374
Bojangles', Inc. *	19,350	286,380
Boyd Gaming Corp. *	130,300	2,327,158
Bridgepoint Education, Inc. *	21,200	143,312
Bright Horizons Family Solutions, Inc. *	68,121	4,557,976
Buffalo Wild Wings, Inc. *	29,279	4,264,486
Caesars Acquisition Co., Class A *	78,500	914,525
Caesars Entertainment Corp. *(b)	87,400	620,540
Cambium Learning Group, Inc. *	18,000	93,240
Capella Education Co.	18,500	1,352,350
Career Education Corp. *	109,600	788,024
Carriage Services, Inc.	21,800	515,352
Carrols Restaurant Group, Inc. *	51,700	646,250
Century Casinos, Inc. *	32,600	206,684
Chegg, Inc. *	125,300	833,245
Churchill Downs, Inc.	21,514	2,925,904
Chuy's Holdings, Inc. *	23,500	667,400
ClubCorp Holdings, Inc.	99,111	1,144,732
Collectors Universe, Inc.	10,100	189,779
Cracker Barrel Old Country Store, Inc. (b)	29,616	4,087,008
Dave & Buster's Entertainment, Inc. *	58,268	2,409,382
Del Frisco's Restaurant Group, Inc. *	34,700	496,210
Del Taco Restaurants, Inc. *	35,200	472,032
Denny's Corp. *	118,900	1,232,993
DeVry Education Group, Inc.	101,084	2,294,607
DineEquity, Inc.	29,197	2,309,483
El Pollo Loco Holdings, Inc. *(b)	31,000	378,200
Eldorado Resorts, Inc. *	48,009	580,909
Empire Resorts, Inc. *(b)	4,421	84,662
Fiesta Restaurant Group, Inc. *	42,500	1,122,000
Fogo De Chao, Inc. *	4,700	55,695
Golden Entertainment, Inc.	15,300	175,338
Grand Canyon Education, Inc. *	69,675	3,040,617
Houghton Mifflin Harcourt Co. *	188,494	2,384,449
ILG, Inc.	173,900	2,848,482
International Speedway Corp., Class A	43,500	1,431,150
Intrawest Resorts Holdings, Inc. *	23,900	392,199
Isle of Capri Casinos, Inc. *	37,100	779,100
J Alexander's Holdings, Inc. *	21,043	189,387
Jack in the Box, Inc.	51,508	4,827,845
Jamba, Inc. *(b)	20,260	213,743
K12, Inc. *	49,849	540,363
Kona Grill, Inc. *	17,119	184,029

20
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
La Quinta Holdings, Inc. *	133,502	1,336,355
Liberty Tax, Inc.	11,700	138,645
LifeLock, Inc. *	131,767	2,121,449
Lindblad Expeditions Holdings, Inc. *	22,700	185,913
Luby's, Inc. *	27,700	116,063
Marriott Vacations Worldwide Corp.	35,885	2,281,568
Monarch Casino & Resort, Inc. *	17,800	420,970
Nathan's Famous, Inc. *	4,700	250,510
Noodles & Co. *(b)	15,900	74,730
Papa John's International, Inc.	42,211	3,184,820
Penn National Gaming, Inc. *	117,300	1,516,689
Pinnacle Entertainment, Inc. *	89,247	1,057,577
Planet Fitness, Inc., Class A *	34,200	725,040
Popeyes Louisiana Kitchen, Inc. *	33,400	1,782,892
Potbelly Corp. *	34,100	445,005
Red Lion Hotels Corp. *	22,200	186,480
Red Robin Gourmet Burgers, Inc. *	21,700	998,200
Red Rock Resorts, Inc., Class A	45,300	992,070
Regis Corp. *	58,100	736,708
Ruby Tuesday, Inc. *	87,200	258,984
Ruth's Hospitality Group, Inc.	56,600	897,110
Scientific Games Corp., Class A *	77,100	956,040
SeaWorld Entertainment, Inc.	103,823	1,454,560
Shake Shack, Inc., Class A *(b)	24,200	771,738
Sonic Corp.	73,401	1,681,617
Sotheby's	76,500	2,744,820
Speedway Motorsports, Inc.	15,784	296,897
Strayer Education, Inc. *	16,400	962,024
Texas Roadhouse, Inc.	102,596	4,157,190
The Cheesecake Factory, Inc.	71,067	3,780,054
The Habit Restaurants, Inc., Class A *	16,111	227,971
The Marcus Corp.	27,300	723,450
Weight Watchers International, Inc. *(b)	40,600	417,368
Wingstop, Inc.	24,300	650,268
Zoe's Kitchen, Inc. *	30,502	691,480
		104,316,994

Diversified Financials 3.2%
AG Mortgage Investment Trust, Inc.	41,300	641,389
Altisource Residential Corp.	87,800	884,146
Anworth Mortgage Asset Corp.	149,900	736,009
Apollo Commercial Real Estate Finance, Inc.	108,943	1,843,316
Ares Commercial Real Estate Corp.	41,900	549,728
Arlington Asset Investment Corp., Class A	33,300	475,524
ARMOUR Residential REIT, Inc.	57,729	1,308,716
Associated Capital Group, Inc., Class A	9,700	329,315
B. Riley Financial, Inc.	13,500	172,800
BBX Capital Corp., Class A *	2,100	42,756
BGC Partners, Inc., Class A	344,000	2,954,960
Calamos Asset Management, Inc., Class A	24,400	157,624
Capstead Mortgage Corp.	145,829	1,386,834
Cohen & Steers, Inc.	31,528	1,172,211
Colony Capital, Inc., Class A	175,026	3,327,244
Cowen Group, Inc., Class A *	169,900	552,175
CYS Investments, Inc.	246,361	2,123,632
Diamond Hill Investment Group, Inc.	4,700	855,447
Dynex Capital, Inc.	77,200	530,364
Encore Capital Group, Inc. *(b)	37,400	742,390
Enova International, Inc. *	44,836	421,458
Evercore Partners, Inc., Class A	62,600	3,364,750
EZCORP, Inc., Class A *	77,400	754,650
FBR & Co.	8,200	113,980
Financial Engines, Inc.	84,300	2,330,895
FirstCash, Inc.	73,227	3,456,314
FNFV Group *	109,836	1,323,524
GAIN Capital Holdings, Inc.	50,700	233,220
Security	Number of Shares	Value ($)
GAMCO Investors, Inc., Class A	9,700	275,577
Great Ajax Corp.	19,800	274,428
Green Dot Corp., Class A *	69,341	1,539,370
Greenhill & Co., Inc.	48,029	1,126,280
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	60,845	1,390,917
Hennessy Advisors, Inc.	4,400	127,072
Houlihan Lokey, Inc.	20,100	489,837
INTL. FCStone, Inc. *	25,100	901,090
Invesco Mortgage Capital, Inc.	177,906	2,656,137
Investment Technology Group, Inc.	50,565	774,150
Janus Capital Group, Inc.	228,253	2,926,204
KCG Holdings, Inc., Class A *	77,581	989,934
Ladder Capital Corp.	57,222	725,575
Ladenburg Thalmann Financial Services, Inc. *	142,600	290,904
LendingClub Corp. *	506,900	2,499,017
Manning & Napier, Inc.	22,200	153,180
Marlin Business Services Corp.	11,600	203,000
Medley Management, Inc., Class A	14,400	127,440
Moelis & Co., Class A	25,024	635,610
MTGE Investment Corp.	76,700	1,307,735
Nelnet, Inc., Class A	29,800	1,167,564
New Residential Investment Corp.	374,797	5,232,166
New York Mortgage Trust, Inc.	175,200	1,035,432
NewStar Financial, Inc. *	36,500	355,145
OM Asset Management plc	59,100	831,537
On Deck Capital, Inc. *	74,200	362,838
Oppenheimer Holdings, Inc., Class A	13,800	193,200
Orchid Island Capital, Inc. (b)	36,959	389,178
Owens Realty Mortgage, Inc.	14,500	264,625
PennyMac Mortgage Investment Trust	109,621	1,668,432
PICO Holdings, Inc. *	39,800	481,580
Piper Jaffray Cos. *	23,729	1,341,875
PJT Partners, Inc., Class A	26,900	740,826
PRA Group, Inc. *	72,581	2,315,334
Pzena Investment Management, Inc., Class A	13,700	99,736
Redwood Trust, Inc.	126,500	1,778,590
Regional Management Corp. *	15,700	349,639
Resource Capital Corp.	49,037	607,568
Safeguard Scientifics, Inc. *	36,500	430,700
Silvercrest Asset Management Group, Inc., Class A	9,800	113,190
Stifel Financial Corp. *	102,310	4,004,413
Tiptree Financial, Inc., Class A	55,800	323,640
Virtu Financial, Inc., Class A	38,271	489,869
Virtus Investment Partners, Inc.	8,900	954,970
Waddell & Reed Financial, Inc., Class A	120,900	1,900,548
Western Asset Mortgage Capital Corp.	61,056	618,497
Westwood Holdings Group, Inc.	11,500	592,825
WisdomTree Investments, Inc. (b)	174,900	1,500,642
World Acceptance Corp. *	8,900	422,928
		82,766,315

Energy 3.2%
Abraxas Petroleum Corp. *	221,800	359,316
Adams Resources & Energy, Inc.	2,900	105,966
Alon USA Energy, Inc.	48,900	394,134
Archrock, Inc.	107,428	1,246,165
Ardmore Shipping Corp.	46,500	272,025
Atwood Oceanics, Inc.	90,921	693,727
Bill Barrett Corp. *	75,298	390,797
Bristow Group, Inc.	56,862	569,189
California Resources Corp. (b)	49,100	503,766
Callon Petroleum Co. *	227,100	2,950,029
CARBO Ceramics, Inc.	29,300	178,730

21
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Carrizo Oil & Gas, Inc. *	88,611	2,997,710
Clayton Williams Energy, Inc. *	8,600	750,866
Clean Energy Fuels Corp. *	138,838	570,624
Cobalt International Energy, Inc. *	634,300	598,843
Contango Oil & Gas Co. *	39,820	311,790
CVR Energy, Inc. (b)	24,500	324,870
Dawson Geophysical Co. *	32,400	212,220
Delek US Holdings, Inc.	97,187	1,642,460
Denbury Resources, Inc. *	544,100	1,300,399
DHT Holdings, Inc.	135,900	553,113
Dorian LPG Ltd. *	42,703	240,418
Eclipse Resources Corp. *	105,000	287,700
EP Energy Corp., Class A *(b)	60,500	215,380
Era Group, Inc. *	28,700	216,685
Evolution Petroleum Corp.	30,500	234,850
EXCO Resources, Inc. *(b)	222,774	240,596
Exterran Corp. *	53,714	849,218
Fairmount Santrol Holdings, Inc. *(b)	124,653	1,070,769
Forum Energy Technologies, Inc. *	94,955	1,709,190
Frontline Ltd. (b)	100,863	723,188
GasLog Ltd.	61,800	948,630
Gener8 Maritime, Inc. *	60,600	255,732
Geospace Technologies Corp. *	19,800	364,914
Golar LNG Ltd.	137,500	3,009,875
Green Plains, Inc.	55,100	1,432,600
Helix Energy Solutions Group, Inc. *	175,307	1,528,677
Hornbeck Offshore Services, Inc. *	54,245	215,353
Independence Contract Drilling, Inc. *	46,000	183,080
Isramco, Inc. *	1,400	134,400
Jones Energy, Inc., Class A *(b)	95,439	391,300
Matador Resources Co. *	129,562	2,825,747
Matrix Service Co. *	39,700	702,690
McDermott International, Inc. *	382,385	1,965,459
Natural Gas Services Group, Inc. *	20,500	444,850
Navios Maritime Acquisition Corp.	120,600	153,162
Newpark Resources, Inc. *	126,710	798,273
Nordic American Tankers Ltd. (b)	153,100	1,250,827
Northern Oil & Gas, Inc. *(b)	77,600	162,960
Oasis Petroleum, Inc. *	362,710	3,804,828
Oil States International, Inc. *	77,800	2,275,650
Overseas Shipholding Group, Inc., Class A	55,200	483,552
Pacific Ethanol, Inc. *	54,600	406,770
Panhandle Oil & Gas, Inc., Class A	24,200	435,600
Par Pacific Holdings, Inc. *	43,638	555,948
Parker Drilling Co. *	181,265	362,530
PDC Energy, Inc. *	87,703	5,378,825
PHI, Inc. - Non Voting Shares *	19,572	304,932
Pioneer Energy Services Corp. *	91,500	324,825
Renewable Energy Group, Inc. *	64,600	565,250
REX American Resources Corp. *	8,500	671,415
RigNet, Inc. *	16,900	253,500
Ring Energy, Inc. *	56,200	518,726
RSP Permian, Inc. *	152,825	5,516,982
Sanchez Energy Corp. *	91,353	581,919
Scorpio Tankers, Inc.	268,102	1,026,831
SEACOR Holdings, Inc. *	25,700	1,267,267
Seadrill Ltd. *(b)	586,200	1,248,606
SemGroup Corp., Class A	102,903	3,318,622
Ship Finance International Ltd. (b)	93,500	1,182,775
Synergy Resources Corp. *	295,412	2,020,618
Teekay Corp.	69,000	450,570
Teekay Tankers Ltd., Class A	181,000	385,530
Tesco Corp.	77,100	528,135
TETRA Technologies, Inc. *	142,774	778,118
Tidewater, Inc.	69,195	119,707
Unit Corp. *	80,078	1,371,736
US Silica Holdings, Inc.	99,900	4,614,381
W&T Offshore, Inc. *(b)	49,000	71,050
Security	Number of Shares	Value ($)
Western Refining, Inc.	124,142	3,581,497
Westmoreland Coal Co. *	27,052	240,222
Willbros Group, Inc. *	69,500	105,640
		84,235,819

Food & Staples Retailing 0.6%
Ingles Markets, Inc., Class A	21,231	838,625
Natural Grocers by Vitamin Cottage, Inc. *	12,600	149,688
Performance Food Group Co. *	57,600	1,382,400
PriceSmart, Inc.	31,400	2,855,830
Smart & Final Stores, Inc. *	37,600	451,200
SpartanNash, Co.	57,833	1,619,324
SUPERVALU, Inc. *	398,636	1,710,148
The Andersons, Inc.	43,223	1,644,635
The Chefs' Warehouse, Inc. *	28,300	322,620
United Natural Foods, Inc. *	76,082	3,175,663
Village Super Market, Inc., Class A	11,600	346,840
Weis Markets, Inc.	15,800	878,954
		15,375,927

Food, Beverage & Tobacco 1.9%
AdvancePierre Foods Holdings, Inc.	34,300	959,028
Alico, Inc.	4,700	122,905
Alliance One International, Inc. *	13,400	198,990
Amplify Snack Brands, Inc. *	45,700	662,193
B&G Foods, Inc.	101,757	4,314,497
Cal-Maine Foods, Inc. (b)	47,616	1,840,358
Calavo Growers, Inc.	23,588	1,395,230
Coca-Cola Bottling Co. Consolidated	7,500	1,059,750
Craft Brew Alliance, Inc. *	18,000	288,900
Darling Ingredients, Inc. *	259,100	3,523,760
Dean Foods Co.	143,200	2,614,832
Farmer Brothers Co. *	13,700	447,990
Fresh Del Monte Produce, Inc.	49,861	3,009,111
Freshpet, Inc. *	34,850	296,225
Inventure Foods, Inc. *	29,000	245,340
J&J Snack Foods Corp.	22,781	2,782,699
John B. Sanfilippo & Son, Inc.	13,100	663,908
Lancaster Colony Corp.	29,656	3,874,556
Landec Corp. *	44,654	591,666
Lifeway Foods, Inc. *	10,100	180,588
Limoneira Co. (b)	17,600	346,544
MGP Ingredients, Inc.	19,647	691,771
National Beverage Corp. *	18,601	878,711
Omega Protein Corp. *	33,400	744,820
Primo Water Corp. *	33,600	439,824
Sanderson Farms, Inc.	31,143	2,802,247
Seaboard Corp. *	420	1,421,700
Seneca Foods Corp., Class A *	12,400	364,560
Snyder's-Lance, Inc.	127,610	4,539,088
The Boston Beer Co., Inc., Class A *	14,200	2,204,550
Tootsie Roll Industries, Inc. (b)	26,053	923,579
Turning Point Brands, Inc. *	9,200	113,620
Universal Corp.	34,724	1,882,041
Vector Group Ltd.	143,243	2,999,509
		49,425,090

Health Care Equipment & Services 5.8%
AAC Holdings, Inc. *(b)	11,800	193,402
Abaxis, Inc.	34,300	1,637,482
Accuray, Inc. *	112,000	548,800
Aceto Corp.	46,000	843,180
Addus HomeCare Corp. *	12,500	316,250
Adeptus Health, Inc., Class A *(b)	22,300	671,676
Air Methods Corp. *	54,300	1,436,235

22
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Almost Family, Inc. *	11,000	431,750
Amedisys, Inc. *	43,900	1,899,114
American Renal Associates Holdings, Inc. *	13,500	238,410
AMN Healthcare Services, Inc. *	71,400	2,341,920
Analogic Corp.	19,654	1,608,680
AngioDynamics, Inc. *	41,100	655,134
Anika Therapeutics, Inc. *	21,900	971,484
AtriCure, Inc. *	46,100	840,864
Atrion Corp.	2,300	1,010,045
Avinger, Inc. *(b)	17,500	61,250
AxoGen, Inc. *	38,300	338,955
BioScrip, Inc. *	170,400	458,376
BioTelemetry, Inc. *	38,700	684,990
Cantel Medical Corp.	55,045	3,920,855
Capital Senior Living Corp. *	44,800	715,456
Cardiovascular Systems, Inc. *	51,700	1,211,331
Castlight Health, Inc., Class B *	76,373	332,223
Cerus Corp. *	160,500	773,610
Chemed Corp.	26,398	3,733,205
Civitas Solutions, Inc. *	23,800	406,980
Community Health Systems, Inc. *	169,800	896,544
Computer Programs & Systems, Inc. (b)	17,500	456,750
ConforMIS, Inc. *(b)	56,000	427,280
CONMED Corp.	43,000	1,720,000
Corindus Vascular Robotics, Inc. *(b)	84,000	64,697
CorVel Corp. *	14,500	500,975
Cotiviti Holdings, Inc. *	19,000	586,530
Cross Country Healthcare, Inc. *	49,215	549,732
CryoLife, Inc.	47,300	804,100
Cutera, Inc. *	18,705	245,035
Cynosure, Inc., Class A *	37,644	1,605,517
Diplomat Pharmacy, Inc. *	70,588	1,635,524
Endologix, Inc. *	124,837	1,305,795
Entellus Medical, Inc. *	9,800	200,410
Evolent Health, Inc., Class A *	27,400	576,770
Exactech, Inc. *	15,200	367,080
Genesis Healthcare, Inc. *	48,100	126,022
GenMark Diagnostics, Inc. *	61,000	650,870
Glaukos Corp. *	25,900	865,060
Globus Medical, Inc., Class A *	110,500	2,445,365
Haemonetics Corp. *	79,900	2,669,459
Halyard Health, Inc. *	73,793	2,387,203
HealthEquity, Inc. *	66,834	2,220,894
HealthSouth Corp.	137,000	5,500,550
HealthStream, Inc. *	41,900	1,130,043
Healthways, Inc. *	48,800	1,210,240
HMS Holdings Corp. *	130,952	2,759,159
ICU Medical, Inc. *	22,500	3,134,250
Inogen, Inc. *	24,598	1,320,175
Insulet Corp. *	88,400	3,281,408
Integer Holdings Corp. *	46,900	1,034,145
Integra LifeSciences Holdings Corp. *	47,648	3,788,492
Invacare Corp.	49,211	450,281
InVivo Therapeutics Holdings Corp. *(b)	58,398	254,031
iRadimed Corp. *	4,000	37,800
IRIDEX Corp. *	12,100	163,955
K2M Group Holdings, Inc. *	39,900	681,093
Kindred Healthcare, Inc.	124,623	1,227,537
Landauer, Inc.	13,300	578,550
LeMaitre Vascular, Inc.	22,335	467,695
LHC Group, Inc. *	22,700	777,929
Magellan Health, Inc. *	39,268	2,020,339
Masimo Corp. *	66,100	3,635,500
Medidata Solutions, Inc. *	85,200	4,088,748
Meridian Bioscience, Inc.	64,350	1,058,557
Merit Medical Systems, Inc. *	66,300	1,455,285
Molina Healthcare, Inc. *	66,543	3,620,605
Security	Number of Shares	Value ($)
NantHealth, Inc. *	14,800	194,324
National HealthCare Corp.	18,188	1,176,764
National Research Corp., Class A	12,500	191,875
Natus Medical, Inc. *	51,000	2,006,850
Neogen Corp. *	56,925	2,999,378
Nevro Corp. *	37,064	3,406,923
Nobilis Health Corp. *(b)	88,191	295,440
Novocure Ltd. *(b)	78,600	475,530
NuVasive, Inc. *	76,100	4,545,453
NxStage Medical, Inc. *	99,200	2,255,808
Omnicell, Inc. *	57,200	1,866,150
OraSure Technologies, Inc. *	87,400	656,374
Orthofix International N.V. *	28,200	1,033,530
Owens & Minor, Inc.	97,200	3,154,140
Oxford Immunotec Global plc *	40,500	520,830
Penumbra, Inc. *	39,200	2,585,240
PharMerica Corp. *	47,100	1,120,980
Quality Systems, Inc.	80,100	1,032,489
Quidel Corp. *	47,500	916,750
Quorum Health Corp. *	46,100	186,244
RadNet, Inc. *	48,000	333,600
Rockwell Medical, Inc. *(b)	78,700	457,247
RTI Surgical, Inc. *	75,200	191,760
Second Sight Medical Products, Inc. *(b)	16,421	42,859
Select Medical Holdings Corp. *	170,711	2,219,243
Senseonics Holdings, Inc. *	45,600	106,704
STAAR Surgical Co. *	66,600	562,770
Surgery Partners, Inc. *	26,200	421,820
Surgical Care Affiliates, Inc. *	41,237	1,764,531
Surmodics, Inc. *	20,400	507,960
Tactile Systems Technology, Inc. *	7,100	126,131
Tandem Diabetes Care, Inc. *	25,400	153,670
Team Health Holdings, Inc. *	105,158	4,506,020
Teladoc, Inc. *(b)	32,400	526,500
The Ensign Group, Inc.	79,500	1,468,365
The Providence Service Corp. *	21,100	853,811
The Spectranetics Corp. *	68,736	1,491,571
TransEnterix, Inc. *(b)	143,700	215,550
Triple-S Management Corp., Class B *	38,900	804,452
U.S. Physical Therapy, Inc.	19,300	1,098,170
Universal American Corp. *	84,202	632,357
Utah Medical Products, Inc.	5,200	323,180
Vascular Solutions, Inc. *	27,136	1,237,402
Veracyte, Inc. *	23,200	168,432
Vocera Communications, Inc. *	37,100	682,640
Wright Medical Group N.V. *	158,961	3,482,835
Zeltiq Aesthetics, Inc. *	55,600	1,840,360
		152,106,648

Household & Personal Products 0.6%
Avon Products, Inc.	681,300	4,462,515
Central Garden & Pet Co. *	15,400	374,528
Central Garden & Pet Co., Class A *	52,500	1,225,350
HRG Group, Inc. *	183,000	2,752,320
Inter Parfums, Inc.	25,400	828,040
Lifevantage Corp. *	21,200	173,840
Medifast, Inc.	17,579	721,794
Natural Health Trends Corp. (b)	12,400	289,292
Nature's Sunshine Products, Inc.	15,000	188,250
Nutraceutical International Corp. *	12,300	354,240
Oil-Dri Corp. of America	6,887	232,505
Orchids Paper Products Co. (b)	15,900	407,994
Revlon, Inc., Class A *	18,602	632,468
Synutra International, Inc. *(b)	23,200	90,480

23
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
USANA Health Sciences, Inc. *	8,200	1,053,700
WD-40 Co.	22,300	2,377,737
		16,165,053

Insurance 2.3%
Ambac Financial Group, Inc. *	66,900	1,234,305
American Equity Investment Life Holding Co.	138,464	2,482,660
AMERISAFE, Inc.	30,735	1,708,866
Argo Group International Holdings Ltd.	47,531	2,642,724
Atlas Financial Holdings, Inc. *	16,900	289,835
Baldwin & Lyons, Inc., Class B	13,000	319,800
Blue Capital Reinsurance Holdings Ltd.	9,100	161,070
Citizens, Inc. *(b)	80,500	626,290
CNO Financial Group, Inc.	277,468	4,184,218
Crawford & Co., Class B	20,800	234,000
Donegal Group, Inc., Class A	10,400	156,520
eHealth, Inc. *	23,600	184,788
EMC Insurance Group, Inc.	14,300	348,205
Employers Holdings, Inc.	49,800	1,561,230
Enstar Group Ltd. *	17,594	2,966,348
FBL Financial Group, Inc., Class A	16,468	1,042,424
Federated National Holding Co.	20,246	362,606
Fidelity & Guaranty Life	19,200	424,320
Genworth Financial, Inc., Class A *	776,500	3,214,710
Global Indemnity plc *	14,755	443,240
Greenlight Capital Re Ltd., Class A *	42,789	851,501
Hallmark Financial Services, Inc. *	21,200	219,632
HCI Group, Inc.	13,800	374,118
Heritage Insurance Holdings, Inc.	40,462	477,047
Horace Mann Educators Corp.	63,478	2,282,034
Independence Holding Co.	11,248	197,402
Infinity Property & Casualty Corp.	18,092	1,482,639
Investors Title Co.	2,200	211,200
James River Group Holdings Ltd.	21,100	794,204
Kemper Corp.	61,814	2,321,116
Kinsale Capital Group, Inc.	11,700	281,385
Maiden Holdings Ltd.	88,800	1,212,120
MBIA, Inc. *	201,084	1,548,347
National General Holdings Corp.	73,500	1,510,425
National Interstate Corp.	12,498	404,935
National Western Life Group, Inc., Class A	3,494	752,608
OneBeacon Insurance Group Ltd., Class A	33,400	458,916
Patriot National, Inc. *	15,800	100,172
Primerica, Inc.	74,800	4,091,560
RLI Corp.	58,920	3,284,201
Safety Insurance Group, Inc.	22,770	1,541,529
Selective Insurance Group, Inc.	88,414	3,266,897
State Auto Financial Corp.	24,726	566,225
State National Cos., Inc.	46,500	475,695
Stewart Information Services Corp.	34,100	1,532,795
The Navigators Group, Inc.	16,470	1,535,004
Third Point Reinsurance Ltd. *	105,060	1,234,455
Trupanion, Inc. *(b)	21,900	354,561
United Fire Group, Inc.	32,300	1,276,496
United Insurance Holdings Corp.	24,400	353,800
Universal Insurance Holdings, Inc.	48,122	1,024,999
WMIH Corp. *	313,200	657,720
		61,263,897

Materials 4.6%
A. Schulman, Inc.	45,609	1,311,259
AEP Industries, Inc.	5,800	635,390
AgroFresh Solutions, Inc. *	35,000	164,500
AK Steel Holding Corp. *	357,900	1,861,080
Allegheny Technologies, Inc. (b)	168,700	2,301,068
Security	Number of Shares	Value ($)
American Vanguard Corp.	42,700	649,040
Ampco-Pittsburgh Corp.	14,400	155,520
Balchem Corp.	50,600	3,840,540
Boise Cascade Co. *	60,800	1,170,400
Calgon Carbon Corp.	79,785	1,260,603
Carpenter Technology Corp.	71,844	2,270,989
Century Aluminum Co. *	73,400	536,554
Chase Corp.	10,300	704,005
Chemtura Corp. *	100,385	3,292,628
Clearwater Paper Corp. *	27,200	1,444,320
Cliffs Natural Resources, Inc. *	353,859	1,953,302
Codexis, Inc. *	53,500	270,175
Coeur Mining, Inc. *	248,313	2,776,139
Commercial Metals Co.	175,700	2,760,247
Deltic Timber Corp.	16,721	939,386
Ferro Corp. *	128,800	1,669,248
Ferroglobe plc	108,500	1,003,625
Flotek Industries, Inc. *	88,700	1,044,886
FutureFuel Corp.	40,400	442,784
GCP Applied Technologies, Inc. *	109,400	2,827,990
Gold Resource Corp.	81,400	462,352
Greif, Inc., Class A	39,794	1,864,747
Greif, Inc., Class B	8,700	506,775
H.B. Fuller Co.	76,694	3,226,516
Handy & Harman Ltd. *	4,800	91,920
Hawkins, Inc.	15,500	625,425
Haynes International, Inc.	21,325	686,025
Headwaters, Inc. *	111,400	1,826,960
Hecla Mining Co.	592,540	3,549,315
Ingevity Corp. *	65,700	2,719,980
Innophos Holdings, Inc.	30,300	1,388,952
Innospec, Inc.	37,900	2,283,475
Kaiser Aluminum Corp.	27,743	2,011,090
KapStone Paper & Packaging Corp.	135,303	2,454,396
KMG Chemicals, Inc.	12,600	341,964
Koppers Holdings, Inc. *	30,900	1,011,975
Kraton Corp. *	46,235	1,185,003
Kronos Worldwide, Inc.	30,700	236,083
Louisiana-Pacific Corp. *	228,972	4,201,636
LSB Industries, Inc. *(b)	28,000	148,120
Materion Corp.	31,829	964,419
Minerals Technologies, Inc.	53,222	3,576,518
Multi Packaging Solutions International Ltd. *	29,600	399,896
Myers Industries, Inc.	34,900	420,545
Neenah Paper, Inc.	25,753	2,057,665
Olin Corp.	254,848	5,588,817
Olympic Steel, Inc.	12,200	281,698
OMNOVA Solutions, Inc. *	65,700	499,320
P.H. Glatfelter Co.	69,400	1,542,068
PolyOne Corp.	133,876	3,913,195
Quaker Chemical Corp.	20,100	2,160,750
Rayonier Advanced Materials, Inc.	69,342	896,592
Real Industry, Inc. *	32,714	175,020
Ryerson Holding Corp. *	25,800	264,450
Schnitzer Steel Industries, Inc., Class A	43,300	1,045,695
Schweitzer-Mauduit International, Inc.	48,000	1,771,680
Sensient Technologies Corp.	68,414	5,097,527
Stepan Co.	30,800	2,187,724
Stillwater Mining Co. *	194,900	2,596,068
Summit Materials, Inc., Class A *	116,381	2,180,980
SunCoke Energy, Inc.	96,800	988,328
TerraVia Holdings, Inc. *(b)	111,500	262,025
The Chemours Co.	283,100	4,651,333
TimkenSteel Corp. *	63,644	652,351
Trecora Resources *	27,400	280,850
Tredegar Corp.	42,100	778,850
Trinseo S.A.	44,400	2,328,780

24
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Tronox Ltd., Class A	106,100	859,410
UFP Technologies, Inc. *	9,900	264,330
United States Lime & Minerals, Inc.	2,700	177,633
US Concrete, Inc. *	21,700	1,082,830
Valhi, Inc.	25,000	49,000
Worthington Industries, Inc.	73,817	3,469,399
		121,574,133

Media 1.5%
AMC Entertainment Holdings, Inc., Class A	36,500	1,147,925
Carmike Cinemas, Inc. *	37,900	1,237,435
Central European Media Enterprises Ltd., Class A *(b)	109,100	267,295
Daily Journal Corp. *	2,000	422,400
Entercom Communications Corp., Class A	43,000	567,600
Entravision Communications Corp., Class A	98,600	660,620
Eros International plc *(b)	49,290	874,897
Gannett Co., Inc.	179,800	1,397,046
Global Eagle Entertainment, Inc. *	77,200	621,460
Gray Television, Inc. *	100,493	894,388
Hemisphere Media Group, Inc. *(b)	12,300	143,910
IMAX Corp. *	93,600	2,831,400
Liberty Media Corp. - Liberty Braves, Class A *	14,200	240,690
Liberty Media Corp. - Liberty Braves, Class C *	48,500	808,495
Liberty Media Corp. - Liberty Media, Class A *	35,000	974,050
Liberty Media Corp. - Liberty Media, Class C *	74,800	2,050,268
Loral Space & Communications, Inc. *	20,500	795,400
MDC Partners, Inc., Class A	78,880	666,536
Media General, Inc. *	166,886	2,812,029
Meredith Corp.	58,800	2,666,580
MSG Networks, Inc., Class A *	90,400	1,726,640
National CineMedia, Inc.	95,700	1,327,359
New Media Investment Group, Inc.	60,882	876,701
Nexstar Broadcasting Group, Inc., Class A (b)	46,155	2,252,364
Radio One, Inc., Class D *	41,200	103,000
Reading International, Inc., Class A *	23,000	303,370
Saga Communications, Inc., Class A	6,400	268,800
Salem Media Group, Inc.	21,000	114,450
Scholastic Corp.	41,569	1,590,014
Sinclair Broadcast Group, Inc., Class A	100,902	2,532,640
The E.W. Scripps Co., Class A *	89,271	1,183,733
The New York Times Co., Class A	192,951	2,103,166
Time, Inc.	155,186	2,017,418
Townsquare Media, Inc., Class A *	10,100	84,638
tronc, Inc.	45,517	547,570
World Wrestling Entertainment, Inc., Class A	55,400	979,472
		40,091,759

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
Accelerate Diagnostics, Inc. *(b)	38,200	811,750
Acceleron Pharma, Inc. *	42,727	1,197,638
AcelRx Pharmaceuticals, Inc. *(b)	57,300	160,440
Achillion Pharmaceuticals, Inc. *	184,789	1,160,475
Aclaris Therapeutics, Inc. *	16,100	342,125
Acorda Therapeutics, Inc. *	64,639	1,144,110
Adamas Pharmaceuticals, Inc. *	27,472	377,465
Aduro Biotech, Inc. *(b)	55,181	593,196
Security	Number of Shares	Value ($)
Advaxis, Inc. *(b)	56,011	453,129
Adverum Biotechnologies, Inc. *	28,209	83,217
Aerie Pharmaceuticals, Inc. *	37,544	1,248,338
Agenus, Inc. *	110,054	436,914
Agile Therapeutics, Inc. *	13,462	102,311
Aimmune Therapeutics, Inc. *	40,500	659,340
Akebia Therapeutics, Inc. *	52,447	394,401
Albany Molecular Research, Inc. *(b)	40,600	632,954
Alder Biopharmaceuticals, Inc. *	72,346	1,754,390
AMAG Pharmaceuticals, Inc. *	54,731	1,406,587
Amicus Therapeutics, Inc. *	220,404	1,520,788
Amphastar Pharmaceuticals, Inc. *	53,126	963,706
Ampio Pharmaceuticals, Inc. *	70,600	48,460
Anavex Life Sciences Corp. *(b)	51,200	142,848
ANI Pharmaceuticals, Inc. *	13,500	805,950
Anthera Pharmaceuticals, Inc. *	51,939	114,266
Applied Genetic Technologies Corp. *	17,400	124,410
Aptevo Therapeutics, Inc. *	24,850	54,919
Aratana Therapeutics, Inc. *	62,700	507,870
Ardelyx, Inc. *	49,240	605,652
Arena Pharmaceuticals, Inc. *	365,000	540,200
Argos Therapeutics, Inc. *(b)	22,200	93,240
ARIAD Pharmaceuticals, Inc. *	277,800	2,422,416
Array BioPharma, Inc. *	260,979	1,487,580
Arrowhead Pharmaceuticals, Inc. *(b)	98,400	570,720
Asterias Biotherapeutics, Inc. *	45,825	151,223
Atara Biotherapeutics, Inc. *	36,043	461,350
Athersys, Inc. *(b)	120,200	217,562
Audentes Therapeutics, Inc. *	10,700	171,093
Avexis, Inc. *(b)	7,000	332,500
Axovant Sciences Ltd. *	37,600	462,856
Axsome Therapeutics, Inc. *	17,700	118,590
Bellicum Pharmaceuticals, Inc. *	32,800	543,168
Bio-Path Holdings, Inc. *(b)	131,200	131,200
BioCryst Pharmaceuticals, Inc. *	116,000	469,800
BioSpecifics Technologies Corp. *	8,000	347,120
BioTime, Inc. *(b)	107,500	346,150
Bluebird Bio, Inc. *	57,200	2,731,300
Blueprint Medicines Corp. *	31,164	934,297
Cambrex Corp. *	48,900	1,970,670
Cara Therapeutics, Inc. *	27,617	193,043
Catalent, Inc. *	153,299	3,496,750
Celldex Therapeutics, Inc. *	159,500	502,425
Cellular Biomedicine Group, Inc. *(b)	22,709	273,643
Cempra, Inc. *(b)	69,178	1,253,851
Cepheid *	113,800	6,020,020
ChemoCentryx, Inc. *	32,000	191,360
Chimerix, Inc. *	72,386	293,163
ChromaDex Corp. *	44,800	123,648
Cidara Therapeutics, Inc. *	17,159	163,011
Clearside Biomedical, Inc. *(b)	14,000	302,820
Clovis Oncology, Inc. *	51,200	1,488,896
Coherus Biosciences, Inc. *	45,961	1,257,033
Collegium Pharmaceutical, Inc. *	21,336	319,400
Concert Pharmaceuticals, Inc. *	21,722	167,694
Corcept Therapeutics, Inc. *	116,906	811,328
Curis, Inc. *	158,654	412,500
Cytokinetics, Inc. *	57,100	553,870
CytomX Therapeutics, Inc. *	31,800	358,386
CytRx Corp. *(b)	126,000	58,212
Depomed, Inc. *	94,100	2,104,076
Dermira, Inc. *	37,400	1,172,490
Dimension Therapeutics, Inc. *	13,100	64,845
Durect Corp. *	163,276	182,869
Dynavax Technologies Corp. *(b)	58,300	539,275
Eagle Pharmaceuticals, Inc. *(b)	15,124	845,129
Edge Therapeutics, Inc. *	27,900	292,113
Editas Medicine, Inc. *(b)	10,300	145,642

25
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Egalet Corp. *(b)	35,600	199,716
Eiger BioPharmaceuticals, Inc. *(b)	5,600	64,120
Emergent BioSolutions, Inc. *	49,700	1,327,984
Enanta Pharmaceuticals, Inc. *	26,322	619,093
Endocyte, Inc. *	50,400	138,600
Enzo Biochem, Inc. *	61,100	372,710
Epizyme, Inc. *	65,259	590,594
Esperion Therapeutics, Inc. *	18,670	192,301
Exact Sciences Corp. *	163,562	2,548,296
Exelixis, Inc. *	351,372	3,721,029
FibroGen, Inc. *	82,209	1,360,559
Five Prime Therapeutics, Inc. *	41,600	2,018,848
Flex Pharma, Inc. *	19,700	95,742
Flexion Therapeutics, Inc. *	35,943	686,511
Fluidigm Corp. *	43,100	199,553
Fortress Biotech, Inc. *(b)	56,900	135,422
Foundation Medicine, Inc. *	20,500	465,350
Galena Biopharma, Inc. *	265,000	60,871
Genomic Health, Inc. *	31,700	944,977
Geron Corp. *(b)	247,200	457,320
Global Blood Therapeutics, Inc. *	29,600	516,520
GlycoMimetics, Inc. *	19,600	118,188
Halozyme Therapeutics, Inc. *	164,000	1,415,320
Heron Therapeutics, Inc. *(b)	50,560	750,816
Heska Corp. *	10,591	523,195
Horizon Pharma plc *	248,900	4,161,608
Idera Pharmaceuticals, Inc. *(b)	166,529	258,120
Ignyta, Inc. *	57,745	288,725
Immune Design, Corp. *	16,243	86,900
ImmunoGen, Inc. *(b)	125,500	228,410
Immunomedics, Inc. *(b)	132,600	304,980
Impax Laboratories, Inc. *	113,100	2,273,310
INC Research Holdings, Inc., Class A *	63,500	2,901,950
Infinity Pharmaceuticals, Inc. *	67,500	81,675
Innoviva, Inc. *	130,100	1,340,030
Inotek Pharmaceuticals Corp. *	27,800	194,600
Inovio Pharmaceuticals, Inc. *(b)	99,262	642,225
Insmed, Inc. *	93,214	1,209,918
Insys Therapeutics, Inc. *(b)	37,079	400,824
Intellia Therapeutics, Inc. *(b)	10,700	147,446
Intersect ENT, Inc. *	39,868	582,073
Intra-Cellular Therapies, Inc. *	53,000	657,200
Invitae Corp. *(b)	35,700	274,176
Ironwood Pharmaceuticals, Inc. *	206,700	2,639,559
Kadmon Holdings, Inc. *	18,500	84,175
Karyopharm Therapeutics, Inc. *	33,263	240,824
Keryx Biopharmaceuticals, Inc. *(b)	123,934	558,942
Kite Pharma, Inc. *(b)	60,442	2,676,976
La Jolla Pharmaceutical Co. *	21,579	377,632
Lannett Co., Inc. *	41,300	904,470
Lexicon Pharmaceuticals, Inc. *	68,300	1,012,889
Ligand Pharmaceuticals, Inc. *	29,243	2,799,432
Lion Biotechnologies, Inc. *	82,372	514,825
Lipocine, Inc. *(b)	26,100	83,781
Loxo Oncology, Inc. *	20,600	429,716
Luminex Corp. *	64,200	1,337,286
MacroGenics, Inc. *	50,449	1,195,137
MannKind Corp. *	502,884	209,803
Medgenics, Inc. *	44,012	212,138
MediciNova, Inc. *(b)	46,400	315,056
Medpace Holdings, Inc. *	13,500	391,770
Merrimack Pharmaceuticals, Inc. *(b)	182,500	952,650
MiMedx Group, Inc. *(b)	155,650	1,386,841
Minerva Neurosciences, Inc. *	34,600	385,790
Mirati Therapeutics, Inc. *	18,048	91,142
Momenta Pharmaceuticals, Inc. *	95,786	1,068,014
MyoKardia, Inc. *	20,400	274,380
Myriad Genetics, Inc. *	105,786	2,085,042
Security	Number of Shares	Value ($)
NanoString Technologies, Inc. *	24,100	468,745
NantKwest, Inc. *(b)	27,900	167,121
Natera, Inc. *	40,300	341,744
Nektar Therapeutics *	222,471	2,758,640
NeoGenomics, Inc. *	89,888	724,497
Neos Therapeutics, Inc. *(b)	21,500	126,850
NewLink Genetics Corp. *	33,100	402,165
Novavax, Inc. *(b)	420,621	639,344
Ocular Therapeutix, Inc. *(b)	38,470	217,740
Omeros Corp. *(b)	69,000	565,800
OncoMed Pharmaceuticals, Inc. *	36,500	331,055
Ophthotech Corp. *	47,243	1,692,244
Organovo Holdings, Inc. *(b)	154,441	384,558
Osiris Therapeutics, Inc. *(b)	30,400	121,904
Otonomy, Inc. *	38,439	580,429
OvaScience, Inc. *	56,701	285,773
Pacific Biosciences of California, Inc. *	132,900	1,129,650
Pacira Pharmaceuticals, Inc. *	55,400	1,761,720
Paratek Pharmaceuticals, Inc. *	25,108	268,656
PAREXEL International Corp. *	81,380	4,741,199
PDL BioPharma, Inc.	239,600	771,512
Pfenex, Inc. *	23,397	187,410
PharmAthene, Inc. *	99,400	273,350
Phibro Animal Health Corp., Class A	32,500	843,375
Portola Pharmaceuticals, Inc. *	77,700	1,412,586
PRA Health Sciences, Inc. *	36,900	1,963,818
Prestige Brands Holdings, Inc. *	84,400	3,821,632
Progenics Pharmaceuticals Inc *	102,600	516,078
Protagonist Therapeutics, Inc. *(b)	13,200	248,160
Proteostasis Therapeutics, Inc. *	10,000	71,200
Prothena Corp. plc *	53,553	2,560,904
PTC Therapeutics, Inc. *	53,136	329,975
Puma Biotechnology, Inc. *	44,200	1,692,860
Radius Health, Inc. *	50,314	2,159,477
Reata Pharmaceuticals, Inc., Class A *(b)	9,100	206,024
REGENXBIO, Inc. *	31,000	488,250
Regulus Therapeutics, Inc. *	61,781	169,898
Repligen Corp. *	52,100	1,488,497
Retrophin, Inc. *	55,293	1,042,273
Revance Therapeutics, Inc. *	28,408	379,247
Rigel Pharmaceuticals, Inc. *	153,400	398,840
Sage Therapeutics, Inc. *	48,295	2,102,764
Sangamo BioSciences, Inc. *	113,700	403,635
Sarepta Therapeutics, Inc. *	78,200	3,068,568
SciClone Pharmaceuticals, Inc. *	78,000	698,100
Seres Therapeutics, Inc. *	27,600	297,804
Sorrento Therapeutics, Inc. *(b)	39,855	229,166
Spark Therapeutics, Inc. *	29,400	1,382,094
Spectrum Pharmaceuticals, Inc. *	109,900	389,046
Stemline Therapeutics, Inc. *	26,000	296,400
Sucampo Pharmaceuticals, Inc., Class A *	40,218	458,485
Supernus Pharmaceuticals, Inc. *	72,800	1,441,440
Syndax Pharmaceuticals, Inc. *	10,100	119,281
Synergy Pharmaceuticals, Inc. *	281,400	1,291,626
Synthetic Biologics, Inc. *(b)	118,100	165,340
T2 Biosystems, Inc. *(b)	21,600	136,512
Teligent, Inc. *	58,900	383,439
TESARO, Inc. *	41,300	4,992,344
Tetraphase Pharmaceuticals, Inc. *	52,053	182,186
TG Therapeutics, Inc. *(b)	59,050	315,918
The Medicines Co. *	103,928	3,424,428
TherapeuticsMD, Inc. *	225,855	1,296,408
Theravance Biopharma, Inc. *(b)	57,400	1,442,462
Titan Pharmaceuticals, Inc. *	30,100	136,955
Tobira Therapeutics, Inc. *	14,029	590,481
Tokai Pharmaceuticals, Inc. *(b)	15,000	16,500
Trevena, Inc. *	70,634	344,694
Trovagene, Inc. *(b)	35,347	121,947

26
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Ultragenyx Pharmaceutical, Inc. *	55,941	3,299,960
Vanda Pharmaceuticals, Inc. *	60,600	899,910
Versartis, Inc. *	53,335	589,352
Vital Therapies, Inc. *(b)	35,847	191,781
Voyager Therapeutics, Inc. *(b)	18,900	226,800
vTv Therapeutics, Inc., Class A *	7,000	37,730
WaVe Life Sciences Ltd. *	11,500	366,275
XBiotech, Inc. *(b)	27,238	360,904
Xencor, Inc. *	49,428	1,052,322
Zafgen, Inc. *	44,572	134,162
ZIOPHARM Oncology, Inc. *(b)	200,264	1,137,500
Zogenix, Inc. *	40,225	327,834
		186,812,004

Real Estate 8.2%
Acadia Realty Trust	122,357	4,122,207
Agree Realty Corp.	35,000	1,692,250
Alexander & Baldwin, Inc.	72,360	3,023,924
Alexander's, Inc.	3,341	1,283,846
Altisource Portfolio Solutions S.A. *	19,887	512,090
American Assets Trust, Inc.	65,200	2,589,092
Armada Hoffler Properties, Inc.	51,600	692,988
Ashford Hospitality Prime, Inc.	42,487	550,632
Ashford Hospitality Trust, Inc.	128,682	747,642
AV Homes, Inc. *	24,800	395,560
Bluerock Residential Growth REIT, Inc.	26,308	326,219
CareTrust REIT, Inc.	88,865	1,251,219
CatchMark Timber Trust, Inc., Class A	57,209	602,983
CBL & Associates Properties, Inc.	259,200	2,773,440
Cedar Realty Trust, Inc.	124,200	840,834
Chatham Lodging Trust	61,234	1,083,842
Chesapeake Lodging Trust	93,585	2,031,730
City Office REIT, Inc.	28,800	361,728
Colony Starwood Homes	99,500	2,886,495
Community Healthcare Trust, Inc.	19,900	445,362
Consolidated-Tomoka Land Co.	7,600	385,092
CorEnergy Infrastructure Trust, Inc.	19,500	528,060
CoreSite Realty Corp.	51,700	3,812,358
Cousins Properties, Inc.	537,907	4,179,537
DiamondRock Hospitality Co.	306,017	2,800,056
DuPont Fabros Technology, Inc.	114,924	4,690,048
Easterly Government Properties, Inc.	49,500	939,015
EastGroup Properties, Inc.	48,190	3,272,583
Education Realty Trust, Inc.	112,913	4,808,965
Farmland Partners, Inc. (b)	18,200	193,648
FelCor Lodging Trust, Inc.	226,213	1,445,501
First Industrial Realty Trust, Inc.	182,737	4,826,084
First Potomac Realty Trust	90,700	809,044
Forestar Group, Inc. *	49,700	546,700
Four Corners Property Trust, Inc.	93,300	1,873,464
Franklin Street Properties Corp.	173,965	2,012,775
FRP Holdings, Inc. *	12,700	403,860
Getty Realty Corp.	39,459	896,903
Gladstone Commercial Corp.	34,300	612,255
Global Medical REIT, Inc.	28,400	276,900
Global Net Lease, Inc.	262,400	1,944,384
Government Properties Income Trust	106,447	2,037,396
Gramercy Property Trust	662,768	6,110,721
Healthcare Realty Trust, Inc.	179,181	5,714,082
Hersha Hospitality Trust	62,925	1,121,324
HFF, Inc., Class A	58,900	1,568,507
Hudson Pacific Properties, Inc.	147,711	4,966,044
Independence Realty Trust, Inc.	86,258	718,529
InfraREIT, Inc.	61,400	1,020,468
Investors Real Estate Trust	187,002	1,135,102
iStar, Inc. *	109,700	1,220,961
Kennedy-Wilson Holdings, Inc.	133,887	2,758,072
Security	Number of Shares	Value ($)
Kite Realty Group Trust	126,739	3,159,603
LaSalle Hotel Properties	168,579	4,003,751
Lexington Realty Trust	349,974	3,548,736
LTC Properties, Inc.	59,251	2,969,068
Mack-Cali Realty Corp.	140,900	3,618,312
Marcus & Millichap, Inc. *	19,579	458,736
Medical Properties Trust, Inc.	458,153	6,386,653
Monmouth Real Estate Investment Corp.	96,200	1,315,054
Monogram Residential Trust, Inc.	260,924	2,750,139
National Health Investors, Inc.	57,368	4,346,200
National Storage Affiliates Trust	53,821	1,053,815
New Senior Investment Group, Inc.	119,769	1,247,993
New York REIT, Inc.	269,688	2,540,461
NexPoint Residential Trust, Inc.	30,669	571,670
NorthStar Realty Europe Corp.	93,800	927,682
One Liberty Properties, Inc.	18,700	440,572
Parkway, Inc. *	67,238	1,211,629
Pebblebrook Hotel Trust	109,500	2,658,660
Pennsylvania Real Estate Investment Trust	106,167	2,071,318
Physicians Realty Trust	213,250	4,215,953
Potlatch Corp.	64,603	2,480,755
Preferred Apartment Communities, Inc., Class A	29,997	390,561
PS Business Parks, Inc.	29,938	3,286,893
QTS Realty Trust, Inc., Class A	71,987	3,308,523
RAIT Financial Trust	154,400	470,920
Ramco-Gershenson Properties Trust	120,921	2,096,770
RE/MAX Holdings, Inc., Class A	26,200	1,138,390
Retail Opportunity Investments Corp.	170,447	3,427,689
Rexford Industrial Realty, Inc.	98,116	2,066,323
RLJ Lodging Trust	195,135	3,848,062
Ryman Hospitality Properties, Inc.	67,385	3,397,552
Sabra Health Care REIT, Inc.	102,796	2,395,147
Saul Centers, Inc.	15,800	955,584
Select Income REIT	94,928	2,348,519
Seritage Growth Properties, Class A (b)	38,500	1,753,675
Silver Bay Realty Trust Corp.	56,433	945,253
STAG Industrial, Inc.	105,900	2,443,113
Stratus Properties, Inc. *	9,200	222,640
Summit Hotel Properties, Inc.	137,500	1,786,125
Sunstone Hotel Investors, Inc.	348,254	4,374,070
Tejon Ranch Co. *	19,092	426,515
Terreno Realty Corp.	67,900	1,772,190
The GEO Group, Inc.	116,880	2,800,445
The RMR Group, Inc., Class A	11,919	409,418
The St. Joe Co. *	76,600	1,355,820
Tier REIT, Inc.	73,000	1,076,750
Trinity Place Holdings, Inc. *	28,900	279,174
UMH Properties, Inc.	31,900	386,628
Universal Health Realty Income Trust	19,444	1,141,363
Urban Edge Properties	136,387	3,520,148
Urstadt Biddle Properties, Inc., Class A	46,774	1,005,641
Washington Prime Group, Inc.	286,000	3,000,140
Washington Real Estate Investment Trust	112,082	3,297,452
Whitestone REIT	41,700	554,610
Xenia Hotels & Resorts, Inc.	156,362	2,440,811
		213,942,195

Retailing 3.3%
1-800-Flowers.com, Inc., Class A *	46,800	446,940
Aaron's, Inc.	100,400	2,480,884
Abercrombie & Fitch Co., Class A	104,363	1,524,743
America's Car-Mart, Inc. *	11,500	469,775
American Eagle Outfitters, Inc.	256,815	4,376,128
Asbury Automotive Group, Inc. *	30,985	1,578,686
Ascena Retail Group, Inc. *	260,163	1,272,197
At Home Group, Inc. *	16,400	183,680

27
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Barnes & Noble Education, Inc. *	60,395	562,277
Barnes & Noble, Inc.	96,110	989,933
Big 5 Sporting Goods Corp.	32,284	500,402
Big Lots, Inc.	68,610	2,977,674
Blue Nile, Inc.	19,000	663,670
Boot Barn Holdings, Inc. *	21,411	274,061
Build-A-Bear Workshop, Inc. *	25,700	346,950
Caleres, Inc.	68,275	1,707,558
Chico's FAS, Inc.	207,151	2,417,452
Citi Trends, Inc.	24,846	493,442
Conn's, Inc. *(b)	35,300	335,350
Core-Mark Holding Co., Inc.	72,282	2,555,169
Destination XL Group, Inc. *	56,400	228,420
DSW, Inc., Class A	102,000	2,118,540
Duluth Holdings, Inc., Class B *(b)	16,700	453,405
Etsy, Inc. *	161,863	2,100,982
Express, Inc. *	115,898	1,393,094
Five Below, Inc. *	82,300	3,092,834
Francesca's Holdings Corp. *	66,500	1,068,655
Fred's, Inc., Class A	60,300	550,539
FTD Cos., Inc. *	28,097	565,312
Gaia, Inc. *	19,900	147,260
Genesco, Inc. *	31,944	1,718,587
GNC Holdings, Inc., Class A	105,000	1,410,150
Group 1 Automotive, Inc.	32,300	1,946,721
Guess?, Inc.	94,900	1,281,150
Haverty Furniture Cos., Inc.	30,300	537,825
Hibbett Sports, Inc. *	34,275	1,331,584
HSN, Inc.	46,955	1,770,203
Kirkland's, Inc. *	27,800	339,438
Lands' End, Inc. *(b)	24,200	377,520
Liberty TripAdvisor Holdings, Inc., Class A *	111,811	2,482,204
Lithia Motors, Inc., Class A	36,737	3,151,300
Lumber Liquidators Holdings, Inc. *	39,398	611,063
MarineMax, Inc. *	37,700	752,115
Monro Muffler Brake, Inc.	48,546	2,670,030
Nutrisystem, Inc.	46,448	1,472,402
Office Depot, Inc.	851,700	2,682,855
Ollie's Bargain Outlet Holdings, Inc. *	30,900	845,115
Overstock.com, Inc. *	24,500	358,925
Party City Holdco, Inc. *	43,516	707,135
PetMed Express, Inc.	29,500	586,165
Pier 1 Imports, Inc.	122,700	528,837
Rent-A-Center, Inc.	77,785	784,851
Restoration Hardware Holdings, Inc. *(b)	59,341	1,719,109
Sears Holdings Corp. *(b)	17,600	195,536
Sears Hometown & Outlet Stores, Inc. *	16,800	81,480
Select Comfort Corp. *	71,112	1,364,639
Shoe Carnival, Inc.	24,850	630,444
Shutterfly, Inc. *	54,047	2,648,303
Sonic Automotive, Inc., Class A	43,174	772,815
Sportsman's Warehouse Holdings, Inc. *	44,500	409,400
Stage Stores, Inc.	46,827	238,349
Stein Mart, Inc.	44,300	266,686
Tailored Brands, Inc.	72,769	1,149,750
The Buckle, Inc. (b)	43,064	897,884
The Cato Corp., Class A	40,904	1,213,622
The Children's Place, Inc.	29,690	2,254,955
The Container Store Group, Inc. *	25,200	122,976
The Finish Line, Inc., Class A	63,619	1,252,658
Tile Shop Holdings, Inc. *	49,900	845,805
Tilly's, Inc., Class A *	12,600	116,928
Tuesday Morning Corp. *	65,800	325,710
Vitamin Shoppe, Inc. *	39,400	986,970
Wayfair, Inc., Class A *(b)	48,598	1,619,771
West Marine, Inc. *	24,500	196,000
Weyco Group, Inc.	9,100	230,321
Security	Number of Shares	Value ($)
Winmark Corp.	3,000	320,850
Zumiez, Inc. *	30,100	669,725
		86,752,873

Semiconductors & Semiconductor Equipment 3.8%
Acacia Communications, Inc. *(b)	8,000	557,520
Advanced Energy Industries, Inc. *	63,837	3,045,025
Advanced Micro Devices, Inc. *	1,174,643	8,492,669
Alpha & Omega Semiconductor Ltd. *	28,000	591,640
Ambarella, Inc. *	50,500	3,099,185
Amkor Technology, Inc. *	152,118	1,410,134
Applied Micro Circuits Corp. *	116,965	865,541
Axcelis Technologies, Inc. *	47,100	642,915
Brooks Automation, Inc.	104,131	1,356,827
Cabot Microelectronics Corp.	38,700	2,138,562
Cavium, Inc. *	100,850	5,692,982
CEVA, Inc. *	32,336	971,697
Cirrus Logic, Inc. *	96,600	5,214,468
Cohu, Inc.	36,800	411,792
Diodes, Inc. *	59,781	1,238,065
DSP Group, Inc. *	31,400	342,260
Entegris, Inc. *	221,900	3,528,210
Exar Corp. *	58,500	527,670
FormFactor, Inc. *	106,491	955,757
GigPeak, Inc. *	73,600	174,432
Impinj, Inc. *	9,500	234,555
Inphi Corp. *	63,633	2,360,784
Integrated Device Technology, Inc. *	208,589	4,319,878
Intersil Corp., Class A	211,100	4,661,088
IXYS Corp.	42,600	451,560
Kopin Corp. *	95,000	198,550
Lattice Semiconductor Corp. *	197,000	1,195,790
MACOM Technology Solutions Holdings, Inc. *	36,753	1,351,040
MaxLinear, Inc., Class A *	87,860	1,643,861
Microsemi Corp. *	179,521	7,563,220
MKS Instruments, Inc.	81,289	4,101,030
Monolithic Power Systems, Inc.	60,100	4,736,481
Nanometrics, Inc. *	40,600	848,134
NeoPhotonics Corp. *	50,663	709,282
NVE Corp.	6,500	365,755
PDF Solutions, Inc. *	44,800	884,800
Photronics, Inc. *	106,637	1,034,379
Power Integrations, Inc.	42,262	2,723,786
Rambus, Inc. *	167,300	2,039,387
Rudolph Technologies, Inc. *	46,700	845,270
Semtech Corp. *	100,029	2,420,702
Sigma Designs, Inc. *	48,758	355,933
Silicon Laboratories, Inc. *	63,250	3,791,837
Synaptics, Inc. *	56,400	2,939,568
Tessera Technologies, Inc.	74,759	2,773,559
Ultra Clean Holdings, Inc. *	43,300	368,050
Ultratech, Inc. *	35,200	749,408
Veeco Instruments, Inc. *	64,839	1,407,006
Xcerra Corp. *	84,400	465,044
		98,797,088

Software & Services 8.9%
2U, Inc. *	56,458	1,968,126
8x8, Inc. *	135,500	1,930,875
A10 Networks, Inc. *	68,819	527,154
ACI Worldwide, Inc. *	182,252	3,302,406
Actua Corp. *	56,400	657,060
Acxiom Corp. *	118,200	2,784,792
Alarm.com Holdings, Inc. *	15,700	458,126
ALJ Regional Holdings, Inc. *	28,500	113,715

28
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Amber Road, Inc. *	37,900	361,187
American Software, Inc., Class A	45,000	469,350
Angie's List, Inc. *	62,800	483,560
Apigee Corp. *	24,000	416,400
Appfolio, Inc., Class A *	6,300	120,015
Aspen Technology, Inc. *	130,299	6,415,923
Autobytel, Inc. *	13,500	220,725
Bankrate, Inc. *	74,600	581,880
Barracuda Networks, Inc. *	34,500	804,540
Bazaarvoice, Inc. *	142,400	697,760
Benefitfocus, Inc. *	19,790	643,175
Blackbaud, Inc.	72,769	4,468,017
Blackhawk Network Holdings, Inc. *	84,502	2,911,094
Blucora, Inc. *	63,100	839,230
Bottomline Technologies de, Inc. *	63,700	1,445,353
Box, Inc., Class A *	75,700	1,091,594
Brightcove, Inc. *	49,900	556,385
BroadSoft, Inc. *	45,600	1,894,680
CACI International, Inc., Class A *	38,658	3,782,685
Callidus Software, Inc. *	98,000	1,788,500
Carbonite, Inc. *	26,000	443,300
Cardtronics plc, Class A *	71,800	3,590,000
Care.com, Inc. *	23,800	216,104
Cass Information Systems, Inc.	17,640	950,090
ChannelAdvisor Corp. *	39,100	430,100
Cimpress N.V. *	38,800	3,230,100
CommVault Systems, Inc. *	60,547	3,239,264
comScore, Inc. *	73,649	2,120,355
Convergys Corp.	137,600	4,017,920
Cornerstone OnDemand, Inc. *	78,300	3,233,790
CSG Systems International, Inc.	51,100	1,943,333
Cvent, Inc. *	46,200	1,442,364
Datalink Corp. *	30,100	285,348
DHI Group, Inc. *	76,400	435,480
Digimarc Corp. *(b)	17,200	543,520
EarthLink Holdings Corp.	161,881	925,959
Ebix, Inc.	39,400	2,206,400
Ellie Mae, Inc. *	50,900	5,389,801
Endurance International Group Holdings, Inc. *	93,002	683,565
EnerNOC, Inc. *	42,000	218,400
Envestnet, Inc. *	63,754	2,253,704
EPAM Systems, Inc. *	76,483	4,923,211
EVERTEC, Inc.	94,800	1,436,220
Everyday Health, Inc. *	43,639	458,210
Exa Corp. *	21,600	302,400
ExlService Holdings, Inc. *	50,592	2,227,566
Fair Isaac Corp.	48,641	5,869,996
Five9, Inc. *	50,800	727,456
Fleetmatics Group plc *	61,900	3,707,810
Forrester Research, Inc.	16,017	596,633
Gigamon, Inc. *	50,200	2,776,060
Global Sources Ltd. *	12,000	97,200
Globant S.A. *	39,751	1,729,169
Glu Mobile, Inc. *(b)	170,358	337,309
Gogo, Inc. *(b)	89,100	900,801
GrubHub, Inc. *	124,576	4,747,591
GTT Communications, Inc. *	40,643	914,468
Guidance Software, Inc. *	31,700	163,572
Hortonworks, Inc. *(b)	62,800	479,792
HubSpot, Inc. *	44,689	2,343,938
Imperva, Inc. *	44,242	1,632,530
inContact, Inc. *	91,600	1,274,156
Infoblox, Inc. *	87,800	2,326,700
Information Services Group, Inc. *	48,500	191,575
Instructure, Inc. *	16,500	419,925
Interactive Intelligence Group, Inc. *	28,173	1,703,058
Intralinks Holdings, Inc. *	61,600	564,872
Security	Number of Shares	Value ($)
j2 Global, Inc.	72,528	5,160,367
Jive Software, Inc. *	82,300	325,085
Limelight Networks, Inc. *	90,900	161,802
Lionbridge Technologies, Inc. *	99,900	482,517
Liquidity Services, Inc. *	37,500	331,875
LivePerson, Inc. *	80,400	683,400
LogMeIn, Inc.	39,800	3,781,000
ManTech International Corp., Class A	38,700	1,502,721
Marchex, Inc., Class B *	48,200	121,464
MAXIMUS, Inc.	99,517	5,180,855
MeetMe, Inc. *	64,400	314,916
Mentor Graphics Corp.	172,267	4,978,516
MicroStrategy, Inc., Class A *	15,362	2,992,671
MINDBODY, Inc., Class A *(b)	22,000	455,400
Mitek Systems, Inc. *	46,200	311,850
MobileIron, Inc. *	92,736	338,486
Model N, Inc. *	28,300	291,490
MoneyGram International, Inc. *	42,800	300,028
Monotype Imaging Holdings, Inc.	63,400	1,210,940
NCI, Inc., Class A	10,000	117,500
NeuStar, Inc., Class A *	83,479	1,874,104
New Relic, Inc. *	33,800	1,232,010
NIC, Inc.	97,400	2,235,330
Numerex Corp., Class A *	21,400	152,154
Park City Group, Inc. *	25,000	328,750
Paycom Software, Inc. *	67,907	3,512,829
Paylocity Holding Corp. *	33,245	1,445,825
Pegasystems, Inc.	59,600	1,841,640
Perficient, Inc. *	53,497	995,579
PFSweb, Inc. *	18,923	136,624
Planet Payment, Inc. *	66,200	231,038
Progress Software Corp. *	79,220	2,131,810
Proofpoint, Inc. *	62,900	4,930,102
PROS Holdings, Inc. *	41,600	911,872
Q2 Holdings, Inc. *	39,493	1,109,753
QAD, Inc., Class A	14,100	339,105
Qualys, Inc. *	44,026	1,639,969
QuinStreet, Inc. *	44,900	130,210
Quotient Technology, Inc. *	99,132	1,050,799
Rapid7, Inc. *	31,100	445,663
RealNetworks, Inc. *	52,657	234,850
RealPage, Inc. *	82,900	2,254,880
Reis, Inc.	11,900	233,835
RetailMeNot, Inc. *	65,800	595,490
Rightside Group Ltd. *	17,500	147,175
RingCentral, Inc., Class A *	90,868	1,880,968
Rosetta Stone, Inc. *	31,000	220,720
Sapiens International Corp. N.V.	33,066	450,028
Science Applications International Corp.	65,384	4,505,611
SecureWorks Corp., Class A *	9,300	109,647
ServiceSource International, Inc. *	105,500	501,125
Shutterstock, Inc. *	30,360	1,790,936
Silver Spring Networks, Inc. *	60,200	846,412
SPS Commerce, Inc. *	25,500	1,590,690
Stamps.com, Inc. *	24,800	2,419,240
Sykes Enterprises, Inc. *	60,293	1,612,235
Synchronoss Technologies, Inc. *	63,662	2,337,032
Syntel, Inc.	49,817	1,001,322
Take-Two Interactive Software, Inc. *	129,712	5,757,916
Tangoe, Inc. *	45,200	387,816
TechTarget, Inc. *	31,700	256,136
Telenav, Inc. *	40,000	218,000
TeleTech Holdings, Inc.	27,200	764,320
The Hackett Group, Inc.	40,800	657,696
The Rubicon Project, Inc. *	57,661	441,683
TiVo Corp. *	182,409	3,620,819
Travelport Worldwide Ltd.	177,362	2,504,351
TrueCar, Inc. *	87,259	842,049

29
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
TubeMogul, Inc. *	29,288	213,802
Unisys Corp. *(b)	77,550	810,398
Varonis Systems, Inc. *	15,900	453,945
VASCO Data Security International, Inc. *	45,900	631,125
Verint Systems, Inc. *	99,560	3,584,160
VirnetX Holding Corp. *(b)	65,700	200,385
Virtusa Corp. *	44,900	850,406
Web.com Group, Inc. *	66,800	1,075,480
WebMD Health Corp. *	59,070	2,902,109
Workiva, Inc. *	34,700	574,285
Xactly Corp. *	35,400	456,660
XO Group, Inc. *	39,800	732,320
Zendesk, Inc. *	125,294	3,293,979
Zix Corp. *	88,900	361,823
		232,427,330

Technology Hardware & Equipment 5.2%
3D Systems Corp. *(b)	165,900	2,301,033
ADTRAN, Inc.	79,800	1,448,370
Aerohive Networks, Inc. *	31,800	168,222
Agilysys, Inc. *	24,000	231,600
Anixter International, Inc. *	44,824	2,947,178
Applied Optoelectronics, Inc. *	23,900	459,597
Avid Technology, Inc. *	43,642	286,728
AVX Corp.	72,454	1,015,805
Badger Meter, Inc.	43,880	1,410,742
Bel Fuse, Inc., Class B	14,100	336,285
Belden, Inc.	66,108	4,284,459
Benchmark Electronics, Inc. *	75,094	1,888,614
Black Box Corp.	24,092	277,058
CalAmp Corp. *	53,500	691,220
Calix, Inc. *	62,600	391,250
Ciena Corp. *	211,574	4,100,304
Clearfield, Inc. *	16,700	279,725
Coherent, Inc. *	37,789	3,934,591
Comtech Telecommunications Corp.	37,500	390,000
Control4 Corp. *	31,800	359,022
CPI Card Group, Inc. (b)	30,300	166,650
Cray, Inc. *	62,100	1,291,680
CTS Corp.	52,200	950,040
Daktronics, Inc.	59,300	495,155
Diebold, Inc.	107,933	2,352,939
Digi International, Inc. *	33,900	310,185
DTS, Inc.	28,842	1,221,459
Eastman Kodak Co. *	25,900	385,910
Electro Scientific Industries, Inc. *	42,900	222,222
Electronics For Imaging, Inc. *	72,388	3,078,662
EMCORE Corp.	34,290	224,599
ePlus, Inc. *	9,200	842,260
Extreme Networks, Inc. *	166,900	702,649
Fabrinet *	55,600	2,110,576
FARO Technologies, Inc. *	25,200	845,460
Finisar Corp. *	165,200	4,523,176
Harmonic, Inc. *	123,200	628,320
II-VI, Inc. *	90,100	2,504,780
Immersion Corp. *	46,379	378,453
Infinera Corp. *	215,904	1,684,051
Insight Enterprises, Inc. *	55,100	1,586,329
InterDigital, Inc.	55,700	3,935,205
InvenSense, Inc. *	133,100	1,018,215
Itron, Inc. *	52,369	2,822,689
Ixia *	104,264	1,245,955
Kimball Electronics, Inc. *	49,900	693,610
Knowles Corp. *	133,397	1,992,951
KVH Industries, Inc. *	30,800	244,860
Littelfuse, Inc.	34,800	4,854,600
Lumentum Holdings, Inc. *	77,700	2,610,720
Security	Number of Shares	Value ($)
Maxwell Technologies, Inc. *	50,000	242,000
Mesa Laboratories, Inc.	4,800	605,952
Methode Electronics, Inc.	56,200	1,753,440
MTS Systems Corp.	26,875	1,277,906
NETGEAR, Inc. *	50,000	2,525,000
NetScout Systems, Inc. *	139,600	3,832,020
Nimble Storage, Inc. *	97,277	742,224
Novanta, Inc. *	57,700	1,006,865
Oclaro, Inc. *	175,000	1,279,250
OSI Systems, Inc. *	27,700	1,942,601
Park Electrochemical Corp.	32,946	508,357
PC Connection, Inc.	17,700	410,817
Plantronics, Inc.	50,730	2,623,248
Plexus Corp. *	50,462	2,311,664
Pure Storage, Inc., Class A *	107,400	1,325,316
Radisys Corp. *	56,700	236,439
Rofin-Sinar Technologies, Inc. *	45,436	1,478,942
Rogers Corp. *	27,867	1,516,801
Sanmina Corp. *	112,400	3,107,860
ScanSource, Inc. *	40,305	1,410,675
ShoreTel, Inc. *	105,257	699,959
Silicom Ltd.	8,600	319,920
Silicon Graphics International Corp. *	53,400	413,850
Sonus Networks, Inc. *	72,111	417,523
Stratasys Ltd. *	77,206	1,476,179
Super Micro Computer, Inc. *	60,326	1,429,726
SYNNEX Corp.	46,200	4,737,348
Systemax, Inc.	14,500	113,825
Tech Data Corp. *	54,367	4,187,346
TTM Technologies, Inc. *	110,892	1,458,230
Ubiquiti Networks, Inc. *	40,572	2,127,190
Universal Display Corp. *	63,952	3,306,318
USA Technologies, Inc. *	56,300	253,350
ViaSat, Inc. *	70,619	4,989,939
Viavi Solutions, Inc. *	359,100	2,556,792
Vishay Intertechnology, Inc.	212,428	2,995,235
Vishay Precision Group, Inc. *	16,500	259,050
		135,005,320

Telecommunication Services 0.7%
ATN International, Inc.	16,000	1,082,240
Boingo Wireless, Inc. *	51,500	500,580
Cincinnati Bell, Inc. *	68,129	1,338,735
Cogent Communications Holdings, Inc.	65,300	2,409,570
Consolidated Communications Holdings, Inc.	77,374	1,851,560
FairPoint Communications, Inc. *	28,900	450,840
General Communication, Inc., Class A *	46,100	730,224
Globalstar, Inc. *(b)	578,889	535,820
Hawaiian Telcom Holdco, Inc. *	9,713	199,311
IDT Corp., Class B	25,400	454,406
Inteliquent, Inc.	54,500	915,055
Intelsat S.A. *	40,100	108,671
Iridium Communications, Inc. *	133,700	1,089,655
Lumos Networks Corp. *	37,200	528,612
NII Holdings, Inc. *	81,100	198,695
ORBCOMM, Inc. *	99,300	886,749
pdvWireless, Inc. *(b)	15,305	361,198
Shenandoah Telecommunications Co.	71,200	1,879,680
Spok Holdings, Inc.	30,100	543,305
Straight Path Communications, Inc., Class B *(b)	13,015	316,004
Vonage Holdings Corp. *	292,300	2,005,178
Windstream Holdings, Inc. (b)	149,664	1,174,862
		19,560,950

30
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Transportation 1.5%
Air Transport Services Group, Inc. *	81,500	1,078,245
Allegiant Travel Co.	20,381	2,810,540
ArcBest Corp.	40,572	807,383
Atlas Air Worldwide Holdings, Inc. *	37,500	1,569,375
Celadon Group, Inc.	39,100	254,150
Costamare, Inc.	40,200	261,300
Covenant Transport Group, Inc., Class A *	21,294	340,491
Echo Global Logistics, Inc. *	45,275	959,830
Forward Air Corp.	46,382	1,916,504
Hawaiian Holdings, Inc. *	83,700	3,768,592
Heartland Express, Inc.	75,400	1,387,360
Hub Group, Inc., Class A *	52,798	1,924,487
Knight Transportation, Inc.	102,600	3,001,050
Marten Transport Ltd.	35,365	724,983
Matson, Inc.	65,831	2,629,290
P.A.M. Transportation Services, Inc. *	4,000	78,800
Park-Ohio Holdings Corp.	13,600	434,520
Radiant Logistics, Inc. *	36,754	91,885
Roadrunner Transportation Systems, Inc. *	40,900	310,840
Saia, Inc. *	37,900	1,351,135
Scorpio Bulkers, Inc. *(b)	89,575	349,343
SkyWest, Inc.	80,412	2,424,422
Swift Transportation Co. *	115,700	2,589,366
Universal Logistics Holdings, Inc.	11,747	146,250
USA Truck, Inc. *	14,200	116,866
Virgin America, Inc. *	29,901	1,625,119
Werner Enterprises, Inc.	67,949	1,634,173
XPO Logistics, Inc. *	151,202	4,979,082
YRC Worldwide, Inc. *	47,400	420,912
		39,986,293

Utilities 3.9%
ALLETE, Inc.	78,199	4,792,817
American States Water Co.	58,600	2,342,828
Artesian Resources Corp., Class A	10,500	296,310
Atlantic Power Corp.	168,800	388,240
Atlantica Yield plc	92,484	1,662,862
Avista Corp.	97,730	4,046,022
Black Hills Corp.	79,298	4,904,581
California Water Service Group	75,774	2,348,994
Chesapeake Utilities Corp.	25,400	1,626,870
Connecticut Water Service, Inc.	18,400	958,088
Consolidated Water Co., Ltd.	20,376	228,211
Delta Natural Gas Co., Inc.	12,200	287,310
Dynegy, Inc. *	182,700	1,945,755
El Paso Electric Co.	63,303	2,924,599
Genie Energy Ltd., Class B *	16,911	88,106
Global Water Resources, Inc. (b)	15,000	117,300
IDACORP, Inc.	78,143	6,125,630
MGE Energy, Inc.	53,840	3,146,948
Middlesex Water Co.	26,185	945,279
New Jersey Resources Corp.	136,500	4,634,175
Northwest Natural Gas Co.	42,495	2,498,706
NorthWestern Corp.	77,269	4,446,831
NRG Yield, Inc., Class A	59,933	882,813
NRG Yield, Inc., Class C	98,024	1,509,570
ONE Gas, Inc.	80,200	4,914,656
Ormat Technologies, Inc.	60,973	2,940,728
Otter Tail Corp.	59,153	2,126,550
Pattern Energy Group, Inc.	101,900	2,277,465
PNM Resources, Inc.	125,400	4,119,390
Portland General Electric Co.	141,108	6,157,953
SJW Corp.	24,600	1,247,958
South Jersey Industries, Inc.	124,920	3,703,878
Southwest Gas Corp.	74,096	5,368,996
Security	Number of Shares	Value ($)
Spark Energy, Inc., Class A	7,900	191,180
Spire, Inc.	68,471	4,299,979
Talen Energy Corp. *	127,547	1,776,730
TerraForm Global, Inc., Class A *	144,200	540,750
TerraForm Power, Inc., Class A *	136,500	1,693,965
The Empire District Electric Co.	70,300	2,406,369
The York Water Co.	19,200	606,720
Unitil Corp.	22,100	896,597
Vivint Solar, Inc. *(b)	27,000	83,700
WGL Holdings, Inc.	78,833	4,971,997
		103,474,406
Total Common Stock
(Cost $2,015,427,364)		2,592,562,813

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(a)(f)	224,713	249,431
Omthera Pharmaceutical CVR *(a)(f)	8,400	—
		249,431

Telecommunication Services 0.0%
Leap Wireless CVR *(a)(f)	84,700	254,100
Total Rights
(Cost $462,875)		503,531

Other Investment Company 2.8% of net assets

Securities Lending Collateral 2.8%
Wells Fargo Government Money Market Fund, Select Class 0.32% (c)	71,694,474	71,694,474
Total Other Investment Company
(Cost $71,694,474)		71,694,474
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
ING Bank
0.15%, 11/01/16 (e)	3,034,612	3,034,612
Sumitomo Mitsui Banking Corp.
0.15%, 11/01/16 (e)	26,096,652	26,096,652
Total Short-Term Investments
(Cost $29,131,264)		29,131,264

End of Investments.

31
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

At 10/31/16, the tax basis cost of the fund's investments was $2,131,133,184 and the unrealized appreciation and depreciation were $808,218,794 and ($245,459,896), respectively, with a net unrealized appreciation of $562,758,898.
*	Non-income producing security.
(a)	Illiquid security. At the period end, the value of these amounted to $831,653 or 0.0% of net assets.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $69,176,152.
(c)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.
(f)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 10/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 12/16/16	195	23,191,350	(607,492)
32
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2016

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	3,091,955,361	4,822,321,992
0.0%	Rights	67,393	73,410
0.4%	Other Investment Company	19,726,894	19,726,894
0.5%	Short-Term Investment	21,277,491	21,277,491
100.3%	Total Investments	3,133,027,139	4,863,399,787
(0.3%)	Other Assets and Liabilities, Net		(12,976,513)
100.0%	Net Assets		4,850,423,274

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 0.9%
Adient plc *	19,862	903,920
American Axle & Manufacturing Holdings, Inc. *	13,400	240,128
Autoliv, Inc.	18,600	1,800,108
BorgWarner, Inc.	44,800	1,605,632
Cooper Tire & Rubber Co.	8,900	327,075
Cooper-Standard Holding, Inc. *	5,400	492,858
Dana, Inc.	35,200	544,896
Delphi Automotive plc	55,685	3,623,423
Dorman Products, Inc. *	8,900	571,736
Drew Industries, Inc.	5,400	483,570
Federal-Mogul Holdings Corp. *	22,200	205,572
Ford Motor Co.	848,040	9,955,989
General Motors Co.	295,685	9,343,646
Gentex Corp.	59,600	1,007,836
Gentherm, Inc. *	13,007	366,147
Harley-Davidson, Inc.	42,093	2,400,143
Horizon Global Corp. *	3,717	74,489
Lear Corp.	14,000	1,718,920
Modine Manufacturing Co. *	12,100	132,495
Motorcar Parts of America, Inc. *	13,800	362,112
Standard Motor Products, Inc.	7,500	366,750
Stoneridge, Inc. *	13,100	194,142
Strattec Security Corp.	1,500	53,250
Tenneco, Inc. *	10,080	555,105
Tesla Motors, Inc. *(c)	25,494	5,040,929
The Goodyear Tire & Rubber Co.	53,637	1,557,082
Thor Industries, Inc.	7,500	594,825
Tower International, Inc.	5,564	120,739
Visteon Corp.	8,000	564,880
VOXX International Corp. *	9,100	37,310
Winnebago Industries, Inc.	7,400	209,050
		45,454,757

Banks 6.0%
1st Source Corp.	6,080	210,125
Ameris Bancorp	6,348	230,432
Arrow Financial Corp.	12,386	391,398
Associated Banc-Corp.	25,000	507,500
Astoria Financial Corp.	19,300	282,359
Banc of California, Inc.	15,000	199,500
Security	Number of Shares	Value ($)
BancFirst Corp.	2,300	164,910
BancorpSouth, Inc.	16,112	378,632
Bank Mutual Corp.	18,268	142,490
Bank of America Corp.	2,200,301	36,304,966
Bank of Hawaii Corp.	10,000	751,500
Bank of the Ozarks, Inc.	22,800	842,688
BankUnited, Inc.	26,896	783,749
Banner Corp.	5,571	251,475
BB&T Corp.	172,807	6,774,034
Beneficial Bancorp, Inc.	29,899	433,536
Berkshire Hills Bancorp, Inc.	8,000	236,400
BNC Bancorp	11,012	274,199
BofI Holding, Inc. *(c)	20,000	372,600
BOK Financial Corp.	3,740	265,615
Boston Private Financial Holdings, Inc.	20,729	272,586
Brookline Bancorp, Inc.	33,705	431,424
Bryn Mawr Bank Corp.	3,400	106,760
Camden National Corp.	3,750	123,825
Capital Bank Financial Corp., Class A	10,300	337,325
Capital City Bank Group, Inc.	6,875	103,400
Capitol Federal Financial, Inc.	21,963	322,197
Cardinal Financial Corp.	3,700	97,236
Cathay General Bancorp	16,006	479,380
CenterState Banks, Inc.	17,590	328,581
Central Pacific Financial Corp.	10,269	263,194
Century Bancorp, Inc., Class A	800	36,280
Chemical Financial Corp.	15,770	677,322
CIT Group, Inc.	38,200	1,387,806
Citigroup, Inc.	631,689	31,047,514
Citizens Financial Group, Inc.	123,800	3,260,892
City Holding Co.	4,800	250,896
Columbia Banking System, Inc.	9,951	328,582
Comerica, Inc.	39,159	2,039,792
Commerce Bancshares, Inc.	19,507	971,839
Community Bank System, Inc.	15,800	744,338
Community Trust Bancorp, Inc.	10,335	377,744
ConnectOne Bancorp, Inc.	32,600	598,210
Cullen/Frost Bankers, Inc.	12,600	957,474
Customers Bancorp, Inc. *	24,200	655,094
CVB Financial Corp.	19,411	325,717
Dime Community Bancshares, Inc.	6,875	111,375
Eagle Bancorp, Inc. *	5,760	283,104
East West Bancorp, Inc.	29,100	1,149,741
Enterprise Financial Services Corp.	7,400	244,940
Essent Group Ltd. *	14,900	393,956
EverBank Financial Corp.	35,300	681,643
F.N.B. Corp.	47,061	615,087
FCB Financial Holdings, Inc., Class A *	20,600	768,380
Fifth Third Bancorp	166,314	3,618,993
First BanCorp (Puerto Rico) *	56,579	290,250
First Busey Corp.	6,733	155,600
First Citizens BancShares, Inc., Class A	1,900	552,900
First Commonwealth Financial Corp.	24,904	253,025
First Financial Bancorp	10,339	222,289
First Financial Bankshares, Inc.	18,200	658,840
First Financial Corp.	2,600	104,260
First Horizon National Corp.	66,116	1,018,848
First Interstate BancSystem, Inc., Class A	8,900	283,910
First Merchants Corp.	9,041	254,504

33
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
First Midwest Bancorp, Inc.	15,825	305,581
First Republic Bank	33,724	2,510,077
First United Corp. *	2,200	25,740
Flagstar Bancorp, Inc. *	8,060	221,086
Flushing Financial Corp.	6,800	145,656
Fulton Financial Corp.	28,262	421,104
Glacier Bancorp, Inc.	10,497	296,645
Great Southern Bancorp, Inc.	3,400	140,590
Great Western Bancorp, Inc.	13,000	419,120
Hancock Holding Co.	12,344	414,141
Hanmi Financial Corp.	7,000	175,000
Heartland Financial USA, Inc.	2,500	93,625
Heritage Financial Corp.	6,135	112,884
Hilltop Holdings, Inc. *	14,975	369,883
Home BancShares, Inc.	23,000	494,730
Hope Bancorp, Inc.	26,063	420,657
Huntington Bancshares, Inc.	224,036	2,374,782
IBERIABANK Corp.	6,075	398,824
Impac Mortgage Holdings, Inc. *	15,600	247,260
Independent Bank Corp., Massachusetts	5,700	314,355
Independent Bank Corp., Michigan	16,731	281,081
International Bancshares Corp.	13,484	415,981
Investors Bancorp, Inc.	78,997	968,503
JPMorgan Chase & Co.	777,963	53,881,717
Kearny Financial Corp.	12,423	173,301
KeyCorp	245,546	3,467,110
Lakeland Financial Corp.	5,550	204,462
LegacyTexas Financial Group, Inc.	8,700	297,627
LendingTree, Inc. *(c)	2,444	195,153
M&T Bank Corp.	35,266	4,328,196
MainSource Financial Group, Inc.	5,535	138,154
MB Financial, Inc.	13,857	504,256
Merchants Bancshares, Inc.	3,650	156,950
MGIC Investment Corp. *	102,800	838,848
MutualFirst Financial, Inc.	2,000	54,700
National Bank Holdings Corp., Class A	12,800	311,552
Nationstar Mortgage Holdings, Inc. *	10,200	154,122
NBT Bancorp, Inc.	11,500	387,665
New York Community Bancorp, Inc.	114,285	1,641,133
Northfield Bancorp, Inc.	15,765	259,334
Northrim BanCorp, Inc.	4,281	105,099
Northwest Bancshares, Inc.	19,350	304,569
OceanFirst Financial Corp.	7,150	147,862
Ocwen Financial Corp. *	18,620	79,507
OFG Bancorp	8,163	86,936
Old National Bancorp	16,800	246,960
Oritani Financial Corp.	6,000	93,900
Pacific Premier Bancorp, Inc. *	24,000	620,400
PacWest Bancorp	24,833	1,077,504
Park National Corp.	4,845	469,626
People's United Financial, Inc.	79,087	1,284,373
Peoples Financial Corp. *	3,000	31,500
PHH Corp. *	22,086	320,689
Pinnacle Financial Partners, Inc.	6,475	334,110
Popular, Inc.	19,720	715,836
Premier Financial Bancorp, Inc.	2,645	44,489
PrivateBancorp, Inc.	21,000	950,040
Prosperity Bancshares, Inc.	17,300	959,631
Provident Financial Holdings, Inc.	4,350	82,998
Provident Financial Services, Inc.	14,017	318,046
Radian Group, Inc.	51,000	693,090
Regions Financial Corp.	273,873	2,933,180
Renasant Corp.	8,910	300,623
Republic Bancorp, Inc., Class A	6,521	206,324
S&T Bancorp, Inc.	12,400	389,236
Sandy Spring Bancorp, Inc.	5,900	187,030
Seacoast Banking Corp. of Florida *	3,936	68,526
ServisFirst Bancshares, Inc.	5,000	270,700
Security	Number of Shares	Value ($)
Shore Bancshares, Inc.	1,250	15,963
Signature Bank *	11,500	1,386,440
Simmons First National Corp., Class A	11,900	587,265
South State Corp.	5,584	409,586
Southside Bancshares, Inc.	5,226	170,472
Southwest Bancorp, Inc.	7,800	145,470
State Bank Financial Corp.	6,200	136,710
Sterling Bancorp	19,185	345,330
Stock Yards Bancorp, Inc.	5,505	187,721
Suffolk Bancorp	4,600	165,600
Sun Bancorp, Inc.	3,863	88,849
SunTrust Banks, Inc.	106,857	4,833,142
SVB Financial Group *	11,800	1,442,786
Synovus Financial Corp.	28,042	927,349
TCF Financial Corp.	32,100	459,030
Texas Capital Bancshares, Inc. *	7,800	462,540
TFS Financial Corp.	34,200	609,444
The First of Long Island Corp.	6,000	191,700
The PNC Financial Services Group, Inc.	105,342	10,070,695
Timberland Bancorp, Inc.	2,000	32,920
Tompkins Financial Corp.	4,024	319,023
Towne Bank	21,600	535,680
TriCo Bancshares	5,682	149,550
TrustCo Bank Corp.	20,657	144,599
Trustmark Corp.	24,262	671,572
U.S. Bancorp	341,837	15,300,624
UMB Financial Corp.	7,774	482,377
Umpqua Holdings Corp.	51,951	793,811
Union Bankshares Corp.	12,893	360,101
United Bankshares, Inc.	12,300	463,710
United Community Banks, Inc.	11,678	251,894
United Financial Bancorp, Inc.	14,699	216,222
Valley National Bancorp	77,242	761,606
Walker & Dunlop, Inc. *	9,700	233,479
Walter Investment Management Corp. *	5,325	26,625
Washington Federal, Inc.	14,942	407,170
Washington Trust Bancorp, Inc.	3,600	165,240
Webster Financial Corp.	21,963	887,305
Wells Fargo & Co.	977,413	44,970,772
WesBanco, Inc.	7,756	255,250
Westamerica Bancorp	5,200	257,712
Western Alliance Bancorp *	16,600	620,176
Wintrust Financial Corp.	8,900	480,155
WSFS Financial Corp.	6,000	210,300
Yadkin Financial Corp.	9,200	255,208
Zions Bancorp	42,725	1,376,172
		293,134,875

Capital Goods 7.5%
3M Co.	131,557	21,746,372
A.O. Smith Corp.	35,000	1,580,950
AAON, Inc.	10,279	307,856
AAR Corp.	8,400	270,228
Actuant Corp., Class A	10,280	229,244
Acuity Brands, Inc.	9,100	2,034,487
AECOM *	31,725	883,541
Aegion Corp. *	4,300	79,593
Aerojet Rocketdyne Holdings, Inc. *	11,600	204,160
Aerovironment, Inc. *	4,200	100,758
AGCO Corp.	15,462	789,799
Air Lease Corp.	17,400	526,524
Aircastle Ltd.	14,100	289,755
Alamo Group, Inc.	2,500	162,300
Albany International Corp., Class A	6,718	273,759
Alcoa, Inc.	97,499	2,800,171
Allegion plc	17,433	1,112,923
Allison Transmission Holdings, Inc.	38,555	1,129,276

34
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Altra Industrial Motion Corp.	4,300	126,850
American Railcar Industries, Inc.	4,500	165,510
American Woodmark Corp. *	4,000	298,800
AMETEK, Inc.	50,659	2,234,062
Apogee Enterprises, Inc.	6,600	268,950
Applied Industrial Technologies, Inc.	6,525	331,470
Armstrong Flooring, Inc. *	4,247	68,759
Armstrong World Industries, Inc. *	8,495	318,563
Astec Industries, Inc.	5,700	315,552
Astronics Corp. *	2,550	94,401
Astronics Corp., Class B *	382	14,134
AZZ, Inc.	5,700	303,525
B/E Aerospace, Inc.	22,900	1,363,008
Babcock & Wilcox Enterprises, Inc. *	8,700	136,938
Barnes Group, Inc.	11,200	446,208
Beacon Roofing Supply, Inc. *	16,100	676,844
BMC Stock Holdings, Inc. *	31,400	519,670
Briggs & Stratton Corp.	11,400	212,268
Builders FirstSource, Inc. *	17,100	165,357
BWX Technologies, Inc.	24,900	976,578
Carlisle Cos., Inc.	15,000	1,572,750
Caterpillar, Inc.	126,269	10,538,411
Chart Industries, Inc. *	4,400	122,056
Chicago Bridge & Iron Co., N.V.	17,800	569,956
CIRCOR International, Inc.	3,750	201,675
CLARCOR, Inc.	14,800	920,708
Colfax Corp. *	32,600	1,036,354
Columbus McKinnon Corp.	4,300	83,807
Comfort Systems USA, Inc.	7,700	222,145
Crane Co.	13,000	884,130
Cubic Corp.	4,500	192,150
Cummins, Inc.	32,400	4,141,368
Curtiss-Wright Corp.	9,100	815,542
Deere & Co.	63,754	5,629,478
DigitalGlobe, Inc. *	12,322	309,282
Donaldson Co., Inc.	36,200	1,322,024
Dover Corp.	38,161	2,552,589
Ducommun, Inc. *	3,200	60,928
DXP Enterprises, Inc. *	1,700	37,043
Dycom Industries, Inc. *	5,300	407,729
Dynamic Materials Corp.	6,800	73,780
Eaton Corp. plc	99,177	6,324,517
EMCOR Group, Inc.	12,700	767,842
Emerson Electric Co.	137,908	6,989,177
Encore Wire Corp.	4,600	157,090
EnerSys	7,500	488,475
Engility Holdings, Inc. *	4,116	118,253
EnPro Industries, Inc.	4,900	265,188
ESCO Technologies, Inc.	3,900	173,745
Esterline Technologies Corp. *	5,900	433,355
Fastenal Co.	56,432	2,199,719
Federal Signal Corp.	12,800	157,184
Flowserve Corp.	27,700	1,173,095
Fluor Corp.	28,519	1,482,703
Fortive Corp.	62,287	3,179,751
Fortune Brands Home & Security, Inc.	35,900	1,961,217
Franklin Electric Co., Inc.	9,700	353,565
FreightCar America, Inc.	2,500	32,650
FuelCell Energy, Inc. *(c)	43,250	144,888
GATX Corp.	8,900	389,553
Generac Holdings, Inc. *	12,500	476,125
General Cable Corp.	6,700	93,800
General Dynamics Corp.	60,800	9,164,992
General Electric Co.	1,933,100	56,253,210
Gibraltar Industries, Inc. *	6,300	245,070
Graco, Inc.	10,812	809,819
Granite Construction, Inc.	8,150	400,654
Great Lakes Dredge & Dock Corp. *	11,600	41,180
Security	Number of Shares	Value ($)
Griffon Corp.	15,100	252,170
H&E Equipment Services, Inc.	6,800	94,860
Hardinge, Inc.	4,800	46,560
Harsco Corp.	11,300	110,175
HD Supply Holdings, Inc. *	51,900	1,712,700
HEICO Corp.	5,175	349,623
HEICO Corp., Class A	6,000	360,000
Herc Holdings, Inc. *	5,820	175,124
Hexcel Corp.	21,200	964,388
Hillenbrand, Inc.	17,800	540,230
Honeywell International, Inc.	165,180	18,116,942
Hubbell, Inc.	11,300	1,181,076
Huntington Ingalls Industries, Inc.	10,672	1,722,034
Hyster-Yale Materials Handling, Inc.	2,300	133,883
IDEX Corp.	19,025	1,644,521
IES Holdings, Inc. *	5,105	76,320
Illinois Tool Works, Inc.	67,100	7,620,547
Ingersoll-Rand plc	55,600	3,741,324
ITT, Inc.	15,000	528,300
Jacobs Engineering Group, Inc. *	21,700	1,119,286
John Bean Technologies Corp.	4,983	397,893
Johnson Controls International plc	198,621	8,008,399
Joy Global, Inc.	17,550	488,416
Kadant, Inc.	3,001	155,002
Kaman Corp.	5,700	248,862
KBR, Inc.	24,000	355,440
Kennametal, Inc.	14,700	416,157
KLX, Inc. *	21,600	743,472
Kratos Defense & Security Solutions, Inc. *	10,180	57,212
L-3 Communications Holdings, Inc.	16,200	2,218,428
L.B. Foster Co., Class A	1,400	17,360
Lawson Products, Inc. *	5,500	103,675
Layne Christensen Co. *	4,500	38,565
Lennox International, Inc.	7,471	1,089,944
Lincoln Electric Holdings, Inc.	13,600	895,288
Lindsay Corp.	3,100	242,730
Lockheed Martin Corp.	55,535	13,682,713
Lydall, Inc. *	5,500	257,125
Manitowoc Foodservice, Inc. *	23,200	350,552
Masco Corp.	69,200	2,136,896
Masonite International Corp. *	12,700	722,630
MasTec, Inc. *	15,750	449,663
Mercury Systems, Inc. *	7,800	216,684
Meritor, Inc. *	22,600	232,328
Moog, Inc., Class A *	7,587	440,577
MRC Global, Inc. *	15,600	229,944
MSC Industrial Direct Co., Inc., Class A	12,000	873,600
Mueller Industries, Inc.	11,800	357,422
Mueller Water Products, Inc., Class A	23,139	285,072
MYR Group, Inc. *	8,500	253,640
National Presto Industries, Inc.	2,900	253,025
Navistar International Corp. *	11,600	258,680
NCI Building Systems, Inc. *	14,480	208,512
NN, Inc.	1,800	31,770
Nordson Corp.	9,500	951,235
Northrop Grumman Corp.	37,659	8,623,911
NOW, Inc. *	18,205	392,500
Omega Flex, Inc.	700	26,621
Orbital ATK, Inc.	14,394	1,070,338
Oshkosh Corp.	14,300	765,050
Owens Corning	26,800	1,307,304
PACCAR, Inc.	75,022	4,120,208
Parker-Hannifin Corp.	26,900	3,301,975
Pentair plc	42,885	2,364,250
PGT, Inc. *	10,000	98,000
Powell Industries, Inc.	2,800	99,092
Preformed Line Products Co.	1,000	43,020
Primoris Services Corp.	6,900	138,207

35
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Proto Labs, Inc. *	4,800	214,560
Quanex Building Products Corp.	6,125	99,838
Quanta Services, Inc. *	46,271	1,330,291
Raven Industries, Inc.	5,600	120,120
Raytheon Co.	62,177	8,494,000
RBC Bearings, Inc. *	6,000	428,100
Regal Beloit Corp.	8,700	514,170
Rexnord Corp. *	29,900	594,711
Rockwell Automation, Inc.	28,431	3,403,759
Rockwell Collins, Inc.	27,200	2,293,504
Roper Technologies, Inc.	20,959	3,632,404
Rush Enterprises, Inc., Class A *	8,200	215,250
Sensata Technologies Holding N.V. *	34,800	1,243,404
Simpson Manufacturing Co., Inc.	6,200	265,360
Snap-on, Inc.	12,280	1,892,348
SolarCity Corp. *(c)	13,500	264,600
Spirit AeroSystems Holdings, Inc., Class A *	31,100	1,566,196
SPX Corp. *	7,110	135,161
SPX FLOW, Inc. *	7,110	178,390
Standex International Corp.	3,000	229,200
Stanley Black & Decker, Inc.	32,213	3,667,128
Sun Hydraulics Corp.	5,600	164,808
TASER International, Inc. *	11,800	264,084
Teledyne Technologies, Inc. *	6,757	727,594
Tennant Co.	4,200	264,390
Terex Corp.	18,400	439,392
Textainer Group Holdings Ltd.	9,500	72,200
Textron, Inc.	56,100	2,248,488
The Boeing Co.	126,236	17,979,793
The Gorman-Rupp Co.	5,141	123,487
The Greenbrier Cos., Inc. (c)	5,800	182,700
The KEYW Holding Corp. *	8,400	88,116
The Manitowoc Co., Inc.	23,200	93,728
The Middleby Corp. *	11,500	1,289,265
The Timken Co.	13,100	432,955
The Toro Co.	21,200	1,015,056
Thermon Group Holdings, Inc. *	9,500	174,135
Titan International, Inc.	6,925	70,566
Titan Machinery, Inc. *	3,600	33,444
TransDigm Group, Inc. *	11,800	3,215,028
Trex Co., Inc. *	5,400	290,574
TriMas Corp. *	9,293	166,809
Trinity Industries, Inc.	28,300	604,205
Triton International Ltd.	6,000	72,420
Triumph Group, Inc.	8,100	191,970
Tutor Perini Corp. *	7,100	135,255
United Rentals, Inc. *	18,900	1,429,974
United Technologies Corp.	164,998	16,862,796
Univar, Inc. *	36,700	816,575
Universal Forest Products, Inc.	4,600	395,554
USG Corp. *	28,300	712,594
Valmont Industries, Inc.	4,300	550,185
Vectrus, Inc. *	1,938	32,500
Veritiv Corp. *	1,466	79,091
Vicor Corp. *	9,900	126,225
W.W. Grainger, Inc.	12,100	2,518,252
Wabash National Corp. *	11,200	126,000
WABCO Holdings, Inc. *	10,233	1,007,541
Wabtec Corp.	19,456	1,504,143
Watsco, Inc.	6,800	933,572
Watts Water Technologies, Inc., Class A	11,800	708,000
Wesco Aircraft Holdings, Inc. *	13,500	173,475
WESCO International, Inc. *	8,100	439,020
Woodward, Inc.	10,500	619,290
Xylem, Inc.	41,800	2,020,194
		362,217,252

Security	Number of Shares	Value ($)
Commercial & Professional Supplies 0.9%
ABM Industries, Inc.	13,900	543,212
Acacia Research Corp.	15,600	91,260
ACCO Brands Corp. *	42,001	466,211
ARC Document Solutions, Inc. *	7,000	24,010
Brady Corp., Class A	6,400	211,840
Casella Waste Systems, Inc., Class A *	13,300	148,960
CDI Corp.	5,500	33,825
CEB, Inc.	5,500	267,575
Cintas Corp.	19,650	2,096,065
Clean Harbors, Inc. *	10,900	515,788
CompX International, Inc.	2,000	22,300
Copart, Inc. *	27,218	1,428,128
Covanta Holding Corp.	26,400	396,000
CRA International, Inc. *	4,200	130,788
Deluxe Corp.	12,100	740,520
Ennis, Inc.	6,500	95,225
Equifax, Inc.	23,895	2,962,263
Essendant, Inc.	5,800	89,030
Exponent, Inc.	6,600	377,850
FTI Consulting, Inc. *	5,700	222,072
G&K Services, Inc., Class A	4,100	388,270
GP Strategies Corp. *	1,500	38,775
Healthcare Services Group, Inc.	20,256	748,864
Heidrick & Struggles International, Inc.	5,000	92,500
Herman Miller, Inc.	8,700	241,860
HNI Corp.	12,700	516,382
Huron Consulting Group, Inc. *	5,000	280,250
ICF International, Inc. *	6,500	301,600
IHS Markit Ltd. *	71,360	2,625,334
InnerWorkings, Inc. *	7,400	65,194
Insperity, Inc.	6,800	511,360
Interface, Inc.	8,400	133,140
KAR Auction Services, Inc.	29,400	1,251,852
Kelly Services, Inc., Class A	5,700	106,761
Kforce, Inc.	7,105	123,272
Kimball International, Inc., Class B	9,100	113,750
Knoll, Inc.	7,000	151,480
Korn/Ferry International	6,600	134,574
LSC Communications, Inc. *	4,579	110,995
ManpowerGroup, Inc.	14,537	1,116,442
Mastech Digital, Inc. *	675	4,992
Matthews International Corp., Class A	5,300	317,470
McGrath RentCorp	4,600	138,460
Mistras Group, Inc. *	4,000	83,760
Mobile Mini, Inc.	14,700	372,645
MSA Safety, Inc.	8,700	507,210
Multi-Color Corp.	4,625	300,278
Navigant Consulting, Inc. *	14,000	327,600
Nielsen Holdings plc	75,100	3,381,002
NL Industries, Inc. *	7,800	24,960
On Assignment, Inc. *	6,500	223,665
Performant Financial Corp. *	7,700	23,023
Pitney Bowes, Inc.	35,500	633,320
Quad Graphics, Inc.	9,800	232,848
Republic Services, Inc.	47,845	2,518,082
Resources Connection, Inc.	11,300	167,805
Robert Half International, Inc.	26,900	1,006,598
Rollins, Inc.	21,927	675,790
RPX Corp. *	10,300	100,528
RR Donnelley & Sons Co.	12,212	216,763
Steelcase, Inc., Class A	11,500	153,525
Stericycle, Inc. *	19,900	1,593,791
Team, Inc. *	4,548	139,851
Tetra Tech, Inc.	13,131	504,887
The Advisory Board Co. *	13,800	549,240
The Brink's Co.	7,100	280,805

36
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
The Dun & Bradstreet Corp.	7,840	978,824
TransUnion *	16,900	527,956
TRC Cos., Inc. *	3,350	27,303
TriNet Group, Inc. *	11,600	217,732
TrueBlue, Inc. *	10,100	176,750
UniFirst Corp.	3,700	453,250
US Ecology, Inc.	3,500	147,875
Verisk Analytics, Inc. *	31,000	2,528,050
Viad Corp.	3,625	150,437
Virco Manufacturing Corp. *	1,170	4,973
WageWorks, Inc. *	11,900	701,505
Waste Management, Inc.	84,110	5,522,663
West Corp.	11,812	232,933
		46,064,726

Consumer Durables & Apparel 1.5%
Arctic Cat, Inc.	2,400	35,976
Beazer Homes USA, Inc. *	10,835	110,842
Brunswick Corp.	18,400	800,400
CalAtlantic Group, Inc.	12,527	404,873
Callaway Golf Co.	31,065	317,174
Carter's, Inc.	9,400	811,596
Cavco Industries, Inc. *	1,610	148,764
Coach, Inc.	66,208	2,376,205
Columbia Sportswear Co.	6,900	390,816
Crocs, Inc. *	15,000	115,350
CSS Industries, Inc.	4,800	120,480
D.R. Horton, Inc.	74,190	2,138,898
Deckers Outdoor Corp. *	7,500	391,425
Ethan Allen Interiors, Inc.	10,200	313,140
Flexsteel Industries, Inc.	1,900	79,610
Foamex International, Inc. *(b)(f)	2,278	—
Fossil Group, Inc. *	7,662	208,943
G-III Apparel Group Ltd. *	11,300	295,156
Garmin Ltd.	22,300	1,078,428
GoPro, Inc., Class A *(c)	20,000	255,600
Hanesbrands, Inc.	78,188	2,009,432
Harman International Industries, Inc.	17,000	1,355,070
Hasbro, Inc.	22,600	1,885,066
Helen of Troy Ltd. *	5,000	407,500
Hovnanian Enterprises, Inc., Class A *	50,500	78,780
Iconix Brand Group, Inc. *	9,600	75,648
iRobot Corp. *	7,300	370,110
JAKKS Pacific, Inc. *(c)	7,500	50,250
Kate Spade & Co. *	27,500	460,625
KB Home	19,700	286,438
La-Z-Boy, Inc.	7,500	175,500
Leggett & Platt, Inc.	28,300	1,298,404
Lennar Corp., Class A	36,290	1,512,930
Libbey, Inc.	7,232	115,784
lululemon athletica, Inc. *	23,957	1,371,538
M.D.C. Holdings, Inc.	9,003	213,461
M/I Homes, Inc. *	3,000	64,530
Marine Products Corp.	405	3,787
Mattel, Inc.	76,700	2,418,351
Meritage Homes Corp. *	15,000	464,250
Michael Kors Holdings Ltd. *	38,700	1,965,186
Mohawk Industries, Inc. *	13,619	2,509,982
Movado Group, Inc.	5,800	127,890
NACCO Industries, Inc., Class A	1,900	138,985
Nautilus, Inc. *	9,825	172,920
Newell Brands, Inc.	108,101	5,191,010
NIKE, Inc., Class B	288,690	14,486,464
Nova Lifestyle, Inc. *	57,200	205,920
NVR, Inc. *	700	1,066,100
Oxford Industries, Inc.	2,500	156,800
Perry Ellis International, Inc. *	5,500	102,245
Security	Number of Shares	Value ($)
Polaris Industries, Inc. (c)	11,781	902,542
PulteGroup, Inc.	68,976	1,282,954
PVH Corp.	16,411	1,755,649
Ralph Lauren Corp.	12,400	1,216,440
Sequential Brands Group, Inc. *(c)	18,160	130,752
Skechers U.S.A., Inc., Class A *	25,800	542,574
Skyline Corp. *	2,600	30,082
Smith & Wesson Holding Corp. *	12,400	327,732
Stanley Furniture Co., Inc.	6,875	9,487
Steven Madden Ltd. *	14,112	471,341
Sturm, Ruger & Co., Inc.	2,700	166,050
Superior Uniform Group, Inc.	3,200	56,928
Taylor Morrison Home Corp., Class A *	9,876	168,484
Tempur Sealy International, Inc. *	13,900	751,573
Toll Brothers, Inc. *	31,200	856,128
TopBuild Corp. *	7,688	231,639
TRI Pointe Group, Inc. *	25,000	270,750
Tupperware Brands Corp.	9,700	577,344
Under Armour, Inc., Class A *(c)	37,400	1,163,140
Under Armour, Inc., Class C *	37,665	974,017
Universal Electronics, Inc. *	5,200	364,780
Vera Bradley, Inc. *	11,000	147,070
VF Corp.	71,900	3,897,699
Vince Holding Corp. *	5,757	31,376
Vista Outdoor, Inc. *	11,074	428,232
Vuzix Corp. *(c)	7,800	56,940
Whirlpool Corp.	17,614	2,638,929
Wolverine World Wide, Inc.	27,500	587,125
		71,172,389

Consumer Services 2.1%
American Public Education, Inc. *	5,600	112,840
Apollo Education Group, Inc. *	16,450	144,596
Aramark	46,800	1,742,364
Ascent Capital Group, Inc., Class A *	3,116	63,504
Belmond Ltd., Class A *	12,600	163,170
Biglari Holdings, Inc. *	279	122,252
BJ's Restaurants, Inc. *	7,300	263,530
Bloomin' Brands, Inc.	20,900	361,570
Bob Evans Farms, Inc.	4,200	173,124
Boyd Gaming Corp. *	21,300	380,418
Bridgepoint Education, Inc. *	13,700	92,612
Bright Horizons Family Solutions, Inc. *	13,712	917,470
Brinker International, Inc.	12,650	622,886
Buffalo Wild Wings, Inc. *	4,800	699,120
Caesars Entertainment Corp. *(c)	41,600	295,360
Career Education Corp. *	25,114	180,570
Carnival Corp.	95,439	4,686,055
Chipotle Mexican Grill, Inc. *	6,179	2,229,136
Choice Hotels International, Inc.	12,200	591,090
Churchill Downs, Inc.	2,900	394,400
Chuy's Holdings, Inc. *	6,760	191,984
ClubCorp Holdings, Inc.	38,442	444,005
Cracker Barrel Old Country Store, Inc. (c)	5,146	710,148
Darden Restaurants, Inc.	25,500	1,652,145
Dave & Buster's Entertainment, Inc. *	12,600	521,010
Denny's Corp. *	21,100	218,807
DeVry Education Group, Inc.	9,400	213,380
DineEquity, Inc.	3,000	237,300
Domino's Pizza, Inc.	12,200	2,064,728
Dover Motorsports, Inc.	1,400	3,360
Dunkin' Brands Group, Inc.	21,600	1,044,576
Eldorado Resorts, Inc. *	5,800	70,180
Extended Stay America, Inc.	13,200	188,760
Fiesta Restaurant Group, Inc. *	4,300	113,520
Golden Entertainment, Inc.	3,400	38,964
Graham Holdings Co., Class B	900	427,500

37
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Grand Canyon Education, Inc. *	8,500	370,940
H&R Block, Inc.	54,700	1,256,459
Hilton Worldwide Holdings, Inc.	120,247	2,717,582
Houghton Mifflin Harcourt Co. *	19,600	247,940
Hyatt Hotels Corp., Class A *	9,600	487,584
ILG, Inc.	25,089	410,958
International Speedway Corp., Class A	6,445	212,040
Isle of Capri Casinos, Inc. *	11,800	247,800
J Alexander's Holdings, Inc. *	2,846	25,614
Jack in the Box, Inc.	7,000	656,110
K12, Inc. *	12,100	131,164
La Quinta Holdings, Inc. *	15,800	158,158
Las Vegas Sands Corp.	80,700	4,670,916
LifeLock, Inc. *	11,000	177,100
Luby's, Inc. *	6,900	28,911
Marriott International, Inc., Class A	69,392	4,767,230
Marriott Vacations Worldwide Corp.	4,080	259,406
McDonald's Corp.	184,840	20,807,439
MGM Resorts International *	95,500	2,499,235
Monarch Casino & Resort, Inc. *	8,000	189,200
Norwegian Cruise Line Holdings Ltd. *	32,100	1,247,727
Panera Bread Co., Class A *	5,600	1,068,256
Papa John's International, Inc.	6,800	513,060
Penn National Gaming, Inc. *	17,000	219,810
Pinnacle Entertainment, Inc. *	9,800	116,130
Popeyes Louisiana Kitchen, Inc. *	6,600	352,308
Red Robin Gourmet Burgers, Inc. *	2,300	105,800
Regis Corp. *	17,300	219,364
Royal Caribbean Cruises Ltd.	34,300	2,636,641
Ruby Tuesday, Inc. *	33,713	100,128
Scientific Games Corp., Class A *	10,900	135,160
SeaWorld Entertainment, Inc.	12,511	175,279
Service Corp. International	35,000	896,000
ServiceMaster Global Holdings, Inc. *	30,000	1,073,700
Six Flags Entertainment Corp.	15,600	868,140
Sonic Corp.	12,868	294,806
Sotheby's	11,338	406,807
Speedway Motorsports, Inc.	6,700	126,027
Starbucks Corp.	310,294	16,467,303
Strayer Education, Inc. *	4,300	252,238
Texas Roadhouse, Inc.	16,100	652,372
The Cheesecake Factory, Inc.	7,087	376,958
The Wendy's Co.	50,775	550,401
Vail Resorts, Inc.	7,500	1,195,800
Weight Watchers International, Inc. *(c)	6,500	66,820
Wyndham Worldwide Corp.	23,044	1,517,217
Wynn Resorts Ltd.	15,600	1,474,980
Yum! Brands, Inc.	79,700	6,876,516
		102,683,968

Diversified Financials 4.8%
Affiliated Managers Group, Inc. *	11,217	1,488,047
AG Mortgage Investment Trust, Inc.	12,000	186,360
AGNC Investment Corp.	72,900	1,462,374
Ally Financial, Inc.	85,600	1,546,792
Altisource Residential Corp.	10,789	108,645
American Express Co.	171,903	11,417,797
Ameriprise Financial, Inc.	35,830	3,167,014
Annaly Capital Management, Inc.	218,253	2,261,101
Anworth Mortgage Asset Corp.	24,200	118,822
Apollo Commercial Real Estate Finance, Inc.	16,786	284,019
Arlington Asset Investment Corp., Class A	6,941	99,117
ARMOUR Residential REIT, Inc.	7,625	172,859
Artisan Partners Asset Management, Inc., Class A	5,500	143,000
Ashford, Inc. *	103	4,685
Security	Number of Shares	Value ($)
Associated Capital Group, Inc., Class A	3,400	115,430
Asta Funding, Inc. *	6,000	58,800
Atlanticus Holdings Corp. *	4,629	15,970
Berkshire Hathaway, Inc., Class B *	409,702	59,119,999
BGC Partners, Inc., Class A	61,300	526,567
BlackRock, Inc.	26,532	9,053,780
Blackstone Mortgage Trust, Inc., Class A	18,102	546,680
Calamos Asset Management, Inc., Class A	5,000	32,300
Capital One Financial Corp.	109,257	8,089,388
Capstead Mortgage Corp.	21,740	206,747
CBOE Holdings, Inc.	20,800	1,314,768
Chimera Investment Corp.	33,940	531,840
CIM Commercial Trust Corp.	9,700	148,895
CME Group, Inc.	70,150	7,022,015
Cohen & Steers, Inc.	5,400	200,772
Colony Capital, Inc., Class A	19,300	366,893
Cowen Group, Inc., Class A *	11,889	38,639
Credit Acceptance Corp. *(c)	2,100	386,610
CYS Investments, Inc.	25,500	219,810
Discover Financial Services	88,507	4,985,599
Donnelley Financial Solutions, Inc. *	4,579	98,220
Dynex Capital, Inc.	21,998	151,126
E*TRADE Financial Corp. *	53,233	1,499,041
Eaton Vance Corp.	22,700	795,862
Encore Capital Group, Inc. *(c)	5,600	111,160
Enova International, Inc. *	6,313	59,342
Evercore Partners, Inc., Class A	6,500	349,375
EZCORP, Inc., Class A *	20,600	200,850
FactSet Research Systems, Inc.	8,050	1,245,496
FBR & Co.	1,000	13,900
Federated Investors, Inc., Class B	14,650	395,550
Financial Engines, Inc.	21,200	586,180
FirstCash, Inc.	13,896	655,891
FNFV Group *	16,478	198,560
Franklin Resources, Inc.	74,800	2,517,768
GAMCO Investors, Inc., Class A	3,400	96,594
Green Dot Corp., Class A *	10,049	223,088
Greenhill & Co., Inc.	4,500	105,525
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,000	297,180
Interactive Brokers Group, Inc., Class A	13,600	451,384
Intercontinental Exchange, Inc.	24,986	6,755,965
INTL. FCStone, Inc. *	4,437	159,288
Invesco Ltd.	88,200	2,477,538
Invesco Mortgage Capital, Inc.	22,300	332,939
Investment Technology Group, Inc.	8,050	123,246
Janus Capital Group, Inc.	26,200	335,884
KCG Holdings, Inc., Class A *	15,533	198,201
Lazard Ltd., Class A	28,600	1,042,756
Legg Mason, Inc.	17,550	504,036
LendingClub Corp. *	51,500	253,895
Leucadia National Corp.	72,450	1,352,641
LPL Financial Holdings, Inc.	22,300	690,408
MarketAxess Holdings, Inc.	8,900	1,341,764
MFA Financial, Inc.	93,700	684,947
Moody's Corp.	37,800	3,799,656
Morgan Stanley	330,425	11,092,367
Morningstar, Inc.	5,500	388,465
MSCI, Inc.	20,000	1,603,800
MTGE Investment Corp.	14,600	248,930
Nasdaq, Inc.	26,100	1,669,617
Navient Corp.	72,000	920,160
Nelnet, Inc., Class A	6,400	250,752
New Residential Investment Corp.	45,250	631,690
New York Mortgage Trust, Inc.	18,600	109,926
Newcastle Investment Corp.	20,583	90,565
NewStar Financial, Inc. *	13,500	131,355
Northern Trust Corp.	45,100	3,266,142

38
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
NorthStar Asset Management Group, Inc.	33,475	458,607
OneMain Holdings, Inc. *	10,500	297,570
PennyMac Mortgage Investment Trust	14,400	219,168
PICO Holdings, Inc. *	3,700	44,770
Piper Jaffray Cos. *	3,950	223,373
PRA Group, Inc. *	9,800	312,620
Raymond James Financial, Inc.	30,750	1,848,690
Redwood Trust, Inc.	19,700	276,982
Resource Capital Corp.	7,150	88,589
S&P Global, Inc.	56,461	6,879,773
Santander Consumer USA Holdings, Inc. *	24,000	292,800
SEI Investments Co.	31,100	1,378,663
SLM Corp. *	72,000	507,600
Starwood Property Trust, Inc.	50,873	1,131,416
State Street Corp.	83,260	5,845,685
Stifel Financial Corp. *	11,785	461,265
Synchrony Financial	169,113	4,834,941
T. Rowe Price Group, Inc.	53,900	3,450,139
TD Ameritrade Holding Corp.	56,600	1,936,286
The Bank of New York Mellon Corp.	233,918	10,121,632
The Charles Schwab Corp. (a)	250,126	7,928,994
The Goldman Sachs Group, Inc.	80,955	14,429,419
Two Harbors Investment Corp.	60,300	502,299
Virtus Investment Partners, Inc.	875	93,888
Voya Financial, Inc.	45,389	1,386,634
Waddell & Reed Financial, Inc., Class A	14,750	231,870
Western Asset Mortgage Capital Corp.	4,607	46,669
Westwood Holdings Group, Inc.	1,785	92,017
WisdomTree Investments, Inc. (c)	20,500	175,890
World Acceptance Corp. *	3,000	142,560
		231,591,968

Energy 6.6%
Abraxas Petroleum Corp. *	36,200	58,644
Adams Resources & Energy, Inc.	2,300	84,042
Alon USA Energy, Inc.	8,700	70,122
Anadarko Petroleum Corp.	119,268	7,089,290
Antero Resources Corp. *	32,800	868,216
Apache Corp.	77,572	4,613,983
Archrock, Inc.	10,720	124,352
Atwood Oceanics, Inc.	9,500	72,485
Baker Hughes, Inc.	97,965	5,427,261
Bill Barrett Corp. *	38,500	199,815
Bonanza Creek Energy, Inc. *	237,300	222,398
Bristow Group, Inc.	6,000	60,060
Cabot Oil & Gas Corp.	100,400	2,096,352
California Resources Corp. (c)	7,032	72,148
Callon Petroleum Co. *	18,200	236,418
CARBO Ceramics, Inc.	3,300	20,130
Carrizo Oil & Gas, Inc. *	13,100	443,173
Cheniere Energy, Inc. *	56,300	2,122,510
Chesapeake Energy Corp. *	136,530	752,280
Chevron Corp.	408,223	42,761,359
Cimarex Energy Co.	20,162	2,603,519
Clayton Williams Energy, Inc. *	2,500	218,275
Clean Energy Fuels Corp. *	17,300	71,103
Cloud Peak Energy, Inc. *	8,700	53,592
Comstock Resources, Inc. *(c)	10,160	99,162
Concho Resources, Inc. *	33,231	4,218,343
ConocoPhillips	262,931	11,424,352
CONSOL Energy, Inc.	44,600	755,970
Contango Oil & Gas Co. *	5,200	40,716
Continental Resources, Inc. *	17,000	831,470
Core Laboratories N.V.	9,800	950,306
CVR Energy, Inc. (c)	5,100	67,626
Delek US Holdings, Inc.	10,700	180,830
Denbury Resources, Inc. *	27,225	65,068
Security	Number of Shares	Value ($)
Devon Energy Corp.	113,260	4,291,421
Diamond Offshore Drilling, Inc.	11,400	187,986
Diamondback Energy, Inc. *	19,721	1,800,330
Dril-Quip, Inc. *	6,700	318,250
Energen Corp.	17,500	877,275
Ensco plc, Class A	81,500	637,330
EOG Resources, Inc.	115,548	10,447,850
EP Energy Corp., Class A *	19,147	68,163
EQT Corp.	37,900	2,501,400
Era Group, Inc. *	2,850	21,517
Exterran Corp. *	5,360	84,742
Exxon Mobil Corp.	894,899	74,562,985
Fairmount Santrol Holdings, Inc. *	35,100	301,509
FMC Technologies, Inc. *	46,764	1,509,074
Forum Energy Technologies, Inc. *	11,200	201,600
Frank's International N.V. (c)	14,000	157,500
Geospace Technologies Corp. *	1,800	33,174
Green Plains, Inc.	9,300	241,800
Gulf Island Fabrication, Inc.	4,100	41,000
Gulfport Energy Corp. *	24,003	578,712
Halliburton Co.	188,444	8,668,424
Helix Energy Solutions Group, Inc. *	14,064	122,638
Helmerich & Payne, Inc.	29,417	1,856,507
Hess Corp.	55,300	2,652,741
HollyFrontier Corp.	38,654	964,417
Hornbeck Offshore Services, Inc. *	5,000	19,850
Kinder Morgan, Inc.	421,178	8,604,667
Kosmos Energy Ltd. *	31,100	162,031
Laredo Petroleum, Inc. *	22,700	270,584
Marathon Oil Corp.	180,614	2,380,493
Marathon Petroleum Corp.	109,008	4,751,659
Matador Resources Co. *	12,100	263,901
Matrix Service Co. *	8,000	141,600
McDermott International, Inc. *	39,100	200,974
Murphy Oil Corp.	29,000	750,230
Nabors Industries Ltd.	70,734	841,735
National Oilwell Varco, Inc.	80,822	2,594,386
Natural Gas Services Group, Inc. *	7,500	162,750
Newfield Exploration Co. *	45,100	1,830,609
Newpark Resources, Inc. *	11,500	72,450
Noble Corp. plc	54,955	271,478
Noble Energy, Inc.	87,679	3,022,295
Northern Oil & Gas, Inc. *	8,200	17,220
Oasis Petroleum, Inc. *	24,200	253,858
Occidental Petroleum Corp.	163,253	11,902,776
Oceaneering International, Inc.	23,100	549,780
Oil States International, Inc. *	8,600	251,550
ONEOK, Inc.	45,929	2,224,341
Pacific Ethanol, Inc. *	10,200	75,990
Panhandle Oil & Gas, Inc., Class A	6,200	111,600
Parker Drilling Co. *	60,300	120,600
Parsley Energy, Inc., Class A *	37,700	1,240,330
Patterson-UTI Energy, Inc.	28,500	640,680
PBF Energy, Inc., Class A	21,913	477,703
PDC Energy, Inc. *	9,300	570,369
PHI, Inc. - Non Voting Shares *	4,000	62,320
Phillips 66	100,365	8,144,620
Pioneer Energy Services Corp. *	13,100	46,505
Pioneer Natural Resources Co.	37,433	6,701,256
QEP Resources, Inc.	49,600	797,072
Range Resources Corp.	46,305	1,564,646
Resolute Energy Corp. *	2,380	61,642
REX American Resources Corp. *	4,875	385,076
Rice Energy, Inc. *	28,236	623,733
RigNet, Inc. *	4,141	62,115
Ring Energy, Inc. *	22,800	210,444
Rowan Cos. plc, Class A	20,500	272,035
RPC, Inc. *(c)	16,118	278,358

39
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
RSP Permian, Inc. *	12,800	462,080
Sanchez Energy Corp. *	8,700	55,419
Schlumberger Ltd.	299,003	23,391,005
SEACOR Holdings, Inc. *	4,850	239,153
SemGroup Corp., Class A	7,000	225,750
SM Energy Co.	22,500	756,675
Southwestern Energy Co. *	114,975	1,194,590
Spectra Energy Corp.	153,478	6,416,915
Stone Energy Corp. *(c)	4,238	17,630
Superior Energy Services, Inc.	26,099	369,562
Synergy Resources Corp. *	33,100	226,404
Targa Resources Corp.	33,800	1,483,820
Teekay Corp.	8,600	56,158
Tesco Corp.	7,000	47,950
Tesoro Corp.	24,700	2,098,759
TETRA Technologies, Inc. *	12,100	65,945
The Williams Cos., Inc.	151,100	4,412,120
Transocean Ltd. *	67,500	648,675
Unit Corp. *	7,400	126,762
Uranium Energy Corp. *(c)	226,400	203,285
US Silica Holdings, Inc.	10,600	489,614
Valero Energy Corp.	101,280	5,999,827
Weatherford International plc *	195,549	942,546
Western Refining, Inc.	12,253	353,499
Westmoreland Coal Co. *	9,600	85,248
Whiting Petroleum Corp. *	62,070	511,457
World Fuel Services Corp.	17,400	700,350
WPX Energy, Inc. *	63,953	694,530
		318,367,754

Food & Staples Retailing 1.9%
Casey's General Stores, Inc.	7,100	802,229
Costco Wholesale Corp.	94,685	14,001,071
CVS Health Corp.	231,037	19,430,212
Ingles Markets, Inc., Class A	4,200	165,900
Performance Food Group Co. *	10,000	240,000
PriceSmart, Inc.	7,100	645,745
Rite Aid Corp. *	201,480	1,351,931
SpartanNash, Co.	12,540	351,120
Sprouts Farmers Market, Inc. *	35,374	783,534
SUPERVALU, Inc. *	39,532	169,592
Sysco Corp.	107,836	5,189,068
The Andersons, Inc.	3,600	136,980
The Kroger Co.	202,832	6,283,735
U.S. Foods Holding Corp. *	30,600	691,560
United Natural Foods, Inc. *	8,800	367,312
Wal-Mart Stores, Inc.	325,189	22,769,734
Walgreens Boots Alliance, Inc.	181,808	15,040,976
Weis Markets, Inc.	2,400	133,512
Whole Foods Market, Inc.	70,777	2,002,281
		90,556,492

Food, Beverage & Tobacco 5.1%
Alico, Inc.	2,000	52,300
Alliance One International, Inc. *	2,460	36,531
Altria Group, Inc.	419,223	27,719,025
Archer-Daniels-Midland Co.	126,958	5,531,560
B&G Foods, Inc.	15,000	636,000
Blue Buffalo Pet Products, Inc. *	24,900	625,488
Brown-Forman Corp., Class A	10,000	485,000
Brown-Forman Corp., Class B	44,232	2,042,191
Bunge Ltd.	32,100	1,990,521
Cal-Maine Foods, Inc. (c)	5,200	200,980
Calavo Growers, Inc.	4,846	286,641
Campbell Soup Co.	40,100	2,179,034
Coca-Cola Bottling Co. Consolidated	1,248	176,342
Security	Number of Shares	Value ($)
ConAgra Foods, Inc.	88,393	4,258,775
Constellation Brands, Inc., Class A	37,169	6,211,683
Darling Ingredients, Inc. *	56,100	762,960
Dean Foods Co.	13,556	247,533
Dr Pepper Snapple Group, Inc.	39,400	3,458,926
Farmer Brothers Co. *	4,500	147,150
Flowers Foods, Inc.	44,605	692,270
Fresh Del Monte Produce, Inc.	7,900	476,765
General Mills, Inc.	128,638	7,972,983
Hormel Foods Corp.	54,800	2,109,800
Ingredion, Inc.	15,700	2,059,369
J&J Snack Foods Corp.	2,093	255,660
John B. Sanfilippo & Son, Inc.	5,000	253,400
Kellogg Co.	53,400	4,011,942
Lancaster Colony Corp.	3,400	444,210
Landec Corp. *	9,100	120,575
Limoneira Co. (c)	2,900	57,101
McCormick & Co., Inc. - Non Voting Shares	25,100	2,406,337
Mead Johnson Nutrition Co.	39,500	2,953,415
Molson Coors Brewing Co., Class B	39,400	4,090,114
Mondelez International, Inc., Class A	340,624	15,307,643
Monster Beverage Corp. *	31,789	4,588,424
National Beverage Corp. *	6,400	302,336
PepsiCo, Inc.	310,658	33,302,538
Philip Morris International, Inc.	332,409	32,057,524
Pilgrim's Pride Corp.	12,466	272,257
Pinnacle Foods, Inc.	23,600	1,213,512
Post Holdings, Inc. *	11,950	910,949
Primo Water Corp. *	1,000	13,090
Reynolds American, Inc.	178,206	9,815,587
Rocky Mountain Chocolate Factory, Inc.	3,427	34,955
Sanderson Farms, Inc.	2,850	256,443
Seaboard Corp. *	100	338,500
Snyder's-Lance, Inc.	30,430	1,082,395
The Boston Beer Co., Inc., Class A *	2,100	326,025
The Coca-Cola Co.	834,514	35,383,394
The Hain Celestial Group, Inc. *	19,412	706,014
The Hershey Co.	31,300	3,206,998
The JM Smucker Co.	24,293	3,189,914
The Kraft Heinz Co.	125,304	11,145,791
The WhiteWave Foods Co. *	40,325	2,197,309
Tootsie Roll Industries, Inc.	8,052	285,443
TreeHouse Foods, Inc. *	12,522	1,095,425
Tyson Foods, Inc., Class A	62,684	4,441,161
Universal Corp.	4,800	260,160
Vector Group Ltd.	16,662	348,902
		247,035,270

Health Care Equipment & Services 5.2%
Abaxis, Inc.	5,600	267,344
Abbott Laboratories	311,620	12,227,969
ABIOMED, Inc. *	10,200	1,070,898
Acadia Healthcare Co., Inc. *	19,600	704,816
Accuray, Inc. *	21,200	103,880
Aceto Corp.	7,900	144,807
Adeptus Health, Inc., Class A *(c)	3,700	111,444
Aetna, Inc.	74,185	7,963,760
Air Methods Corp. *	8,700	230,115
Alere, Inc. *	18,541	828,412
Align Technology, Inc. *	16,400	1,409,088
Allscripts Healthcare Solutions, Inc. *	31,560	379,036
Amedisys, Inc. *	10,834	468,679
AmerisourceBergen Corp.	39,596	2,784,391
AMN Healthcare Services, Inc. *	11,210	367,688
Amsurg Corp. *	10,700	639,325
Analogic Corp.	2,700	220,995

40
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Anika Therapeutics, Inc. *	4,606	204,322
Antares Pharma, Inc. *	28,100	49,456
Anthem, Inc.	56,723	6,912,265
athenahealth, Inc. *	7,800	805,896
AtriCure, Inc. *	13,800	251,712
Atrion Corp.	616	270,516
Baxter International, Inc.	113,006	5,377,956
Becton, Dickinson & Co.	44,008	7,389,383
BioScrip, Inc. *	88,272	237,452
Boston Scientific Corp. *	294,167	6,471,674
Brookdale Senior Living, Inc. *	33,925	489,538
C.R. Bard, Inc.	15,560	3,371,541
Cantel Medical Corp.	8,034	572,262
Capital Senior Living Corp. *	8,394	134,052
Cardinal Health, Inc.	70,118	4,816,405
Cardiovascular Systems, Inc. *	5,000	117,150
Centene Corp. *	36,341	2,270,586
Cerner Corp. *	62,800	3,678,824
Chemed Corp.	3,900	551,538
Cigna Corp.	55,551	6,601,125
Community Health Systems, Inc. *	23,796	125,643
Computer Programs & Systems, Inc. (c)	3,600	93,960
CONMED Corp.	7,300	292,000
CorVel Corp. *	2,700	93,285
Cross Country Healthcare, Inc. *	12,500	139,625
CryoLife, Inc.	9,050	153,850
Cynosure, Inc., Class A *	5,000	213,250
Danaher Corp.	128,819	10,118,732
DaVita, Inc. *	34,300	2,010,666
DENTSPLY SIRONA, Inc.	53,888	3,102,332
DexCom, Inc. *	16,500	1,290,960
Diplomat Pharmacy, Inc. *	9,000	208,530
Edwards Lifesciences Corp. *	46,000	4,380,120
Endologix, Inc. *	13,700	143,302
Envision Healthcare Holdings, Inc. *	38,000	751,640
Express Scripts Holding Co. *	136,852	9,223,825
Five Star Quality Care, Inc. *	14,335	40,138
Glaukos Corp. *	9,400	313,960
Globus Medical, Inc., Class A *	13,900	307,607
Haemonetics Corp. *	16,300	544,583
Halyard Health, Inc. *	8,217	265,820
HCA Holdings, Inc. *	64,300	4,920,879
HealthEquity, Inc. *	8,000	265,840
HealthSouth Corp.	20,600	827,090
HealthStream, Inc. *	6,800	183,396
Healthways, Inc. *	8,100	200,880
Henry Schein, Inc. *	16,100	2,402,120
Hill-Rom Holdings, Inc.	10,200	565,182
HMS Holdings Corp. *	12,200	257,054
Hologic, Inc. *	72,312	2,603,955
Humana, Inc.	31,000	5,317,430
ICU Medical, Inc. *	3,350	466,655
IDEXX Laboratories, Inc. *	23,000	2,464,220
Inogen, Inc. *	9,600	515,232
Inovalon Holdings, Inc., Class A *	10,000	136,000
Insulet Corp. *	9,800	363,776
Integer Holdings Corp. *	6,700	147,735
Integra LifeSciences Holdings Corp. *	5,300	421,403
Intuitive Surgical, Inc. *	7,950	5,343,036
Invacare Corp.	6,000	54,900
K2M Group Holdings, Inc. *	12,900	220,203
Kindred Healthcare, Inc.	11,559	113,856
Laboratory Corp. of America Holdings *	20,869	2,615,720
Landauer, Inc.	2,100	91,350
LeMaitre Vascular, Inc.	6,800	142,392
LifePoint Health, Inc. *	9,607	574,979
LivaNova plc *	10,400	589,472
Magellan Health, Inc. *	3,907	201,015
Security	Number of Shares	Value ($)
Masimo Corp. *	8,500	467,500
McKesson Corp.	48,152	6,123,490
Medidata Solutions, Inc. *	16,500	791,835
MEDNAX, Inc. *	19,600	1,200,500
Medtronic plc	296,388	24,309,744
Meridian Bioscience, Inc.	10,050	165,323
Merit Medical Systems, Inc. *	10,277	225,580
Molina Healthcare, Inc. *	6,550	356,385
National HealthCare Corp.	4,100	265,270
Natus Medical, Inc. *	7,600	299,060
Neogen Corp. *	10,257	540,441
Nevro Corp. *	3,000	275,760
NuVasive, Inc. *	10,000	597,300
Nuvectra Corp. *	2,233	11,991
NxStage Medical, Inc. *	18,700	425,238
Omnicell, Inc. *	7,400	241,425
OraSure Technologies, Inc. *	12,200	91,622
Orthofix International N.V. *	2,800	102,620
Owens & Minor, Inc.	24,200	785,290
Patterson Cos., Inc.	18,800	802,948
Penumbra, Inc. *	8,300	547,385
PharMerica Corp. *	4,813	114,549
Premier, Inc., Class A *	15,900	506,256
Quality Systems, Inc.	10,500	135,345
Quest Diagnostics, Inc.	28,720	2,338,957
Quidel Corp. *	5,200	100,360
Quorum Health Corp. *	5,949	24,034
ResMed, Inc.	28,000	1,673,560
RTI Surgical, Inc. *	18,100	46,155
SeaSpine Holdings Corp. *	1,766	16,441
Select Medical Holdings Corp. *	22,600	293,800
St. Jude Medical, Inc.	61,200	4,763,808
STERIS plc	19,400	1,296,308
Stryker Corp.	65,300	7,532,355
Surgical Care Affiliates, Inc. *	6,000	256,740
Surmodics, Inc. *	4,200	104,580
Team Health Holdings, Inc. *	14,000	599,900
Teladoc, Inc. *(c)	14,900	242,125
Teleflex, Inc.	9,600	1,374,048
Tenet Healthcare Corp. *	15,812	311,655
The Cooper Cos., Inc.	11,681	2,056,323
The Ensign Group, Inc.	10,600	195,782
The Providence Service Corp. *	4,800	194,232
The Spectranetics Corp. *	6,700	145,390
Triple-S Management Corp., Class B *	5,300	109,604
U.S. Physical Therapy, Inc.	3,500	199,150
UnitedHealth Group, Inc.	206,081	29,125,428
Universal American Corp. *	20,600	154,706
Universal Health Services, Inc., Class B	18,100	2,184,851
Utah Medical Products, Inc.	2,500	155,375
Varian Medical Systems, Inc. *	21,100	1,914,403
Vascular Solutions, Inc. *	11,500	524,400
VCA, Inc. *	16,800	1,032,528
Veeva Systems, Inc., Class A *	23,700	920,745
Vocera Communications, Inc. *	3,700	68,080
WellCare Health Plans, Inc. *	8,200	930,782
West Pharmaceutical Services, Inc.	15,800	1,201,274
Wright Medical Group N.V. *	14,965	327,883
Zeltiq Aesthetics, Inc. *	9,601	317,793
Zimmer Biomet Holdings, Inc.	41,600	4,384,640
		252,816,950

Household & Personal Products 1.9%
Avon Products, Inc.	35,000	229,250
Central Garden & Pet Co., Class A *	8,600	200,724
Church & Dwight Co., Inc.	52,800	2,548,128
Colgate-Palmolive Co.	190,409	13,587,586

41
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Coty, Inc., Class A *	115,600	2,657,644
Edgewell Personal Care Co. *	15,533	1,171,188
Energizer Holdings, Inc.	15,933	741,044
Herbalife Ltd. *	11,900	722,092
HRG Group, Inc. *	49,600	745,984
Inter Parfums, Inc.	5,613	182,984
Kimberly-Clark Corp.	77,139	8,825,473
Medifast, Inc.	3,500	143,710
Nu Skin Enterprises, Inc.	9,600	591,840
Nutraceutical International Corp. *	5,000	144,000
Oil-Dri Corp. of America	1,600	54,016
Orchids Paper Products Co. (c)	2,500	64,150
Revlon, Inc., Class A *	5,400	183,600
Spectrum Brands Holdings, Inc.	6,500	879,060
The Clorox Co.	26,400	3,168,528
The Estee Lauder Cos., Inc., Class A	45,700	3,981,841
The Female Health Co. *	7,500	7,125
The Procter & Gamble Co.	571,624	49,616,963
USANA Health Sciences, Inc. *	2,682	344,637
WD-40 Co.	4,600	490,475
		91,282,042

Insurance 3.0%
Aflac, Inc.	85,300	5,874,611
Alleghany Corp. *	3,440	1,775,762
Allied World Assurance Co. Holdings AG	20,400	876,792
Ambac Financial Group, Inc. *	13,400	247,230
American Equity Investment Life Holding Co.	12,600	225,918
American Financial Group, Inc.	18,750	1,396,875
American International Group, Inc.	217,815	13,439,185
American National Insurance Co.	2,300	269,468
AMERISAFE, Inc.	4,000	222,400
AmTrust Financial Services, Inc.	14,628	386,033
Aon plc	56,196	6,228,203
Arch Capital Group Ltd. *	27,000	2,105,190
Argo Group International Holdings Ltd.	6,063	337,103
Arthur J. Gallagher & Co.	33,400	1,610,882
Aspen Insurance Holdings Ltd.	10,400	501,800
Assurant, Inc.	14,800	1,191,696
Assured Guaranty Ltd.	31,900	953,491
Axis Capital Holdings Ltd.	17,600	1,002,672
Baldwin & Lyons, Inc., Class B	1,950	47,970
Brown & Brown, Inc.	19,300	711,398
Chubb Ltd.	97,468	12,378,436
Cincinnati Financial Corp.	35,450	2,509,151
Citizens, Inc. *(c)	16,000	124,480
CNA Financial Corp.	6,900	252,333
CNO Financial Group, Inc.	39,000	588,120
Crawford & Co., Class B	5,800	65,250
EMC Insurance Group, Inc.	1,800	43,830
Employers Holdings, Inc.	7,500	235,125
Endurance Specialty Holdings Ltd.	13,423	1,234,245
Enstar Group Ltd. *	3,300	556,380
Erie Indemnity Co., Class A	6,300	645,057
Everest Re Group Ltd.	8,700	1,770,624
FBL Financial Group, Inc., Class A	5,190	328,527
Federated National Holding Co.	1,500	26,865
First American Financial Corp.	28,600	1,117,116
FNF Group	55,539	1,994,405
Genworth Financial, Inc., Class A *	117,800	487,692
Greenlight Capital Re Ltd., Class A *	7,400	147,260
Horace Mann Educators Corp.	8,300	298,385
Independence Holding Co.	2,970	52,124
Infinity Property & Casualty Corp.	2,500	204,875
Kemper Corp.	7,700	289,135
Lincoln National Corp.	51,626	2,534,320
Security	Number of Shares	Value ($)
Loews Corp.	60,174	2,589,287
Maiden Holdings Ltd.	18,900	257,985
Markel Corp. *	3,203	2,810,408
Marsh & McLennan Cos., Inc.	111,700	7,080,663
MBIA, Inc. *	25,250	194,425
Mercury General Corp.	11,600	631,852
MetLife, Inc.	236,703	11,115,573
National General Holdings Corp.	10,400	213,720
National Western Life Group, Inc., Class A	500	107,700
Old Republic International Corp.	43,822	738,839
OneBeacon Insurance Group Ltd., Class A	14,800	203,352
Primerica, Inc.	10,700	585,290
Principal Financial Group, Inc.	55,641	3,037,999
ProAssurance Corp.	12,940	689,702
Prudential Financial, Inc.	92,672	7,857,659
Reinsurance Group of America, Inc.	12,900	1,391,394
RenaissanceRe Holdings Ltd.	8,532	1,060,442
RLI Corp.	9,200	512,808
Safety Insurance Group, Inc.	3,400	230,180
Selective Insurance Group, Inc.	19,300	713,135
State Auto Financial Corp.	5,500	125,950
Stewart Information Services Corp.	3,600	161,820
The Allstate Corp.	77,867	5,287,169
The Hanover Insurance Group, Inc.	9,400	716,186
The Hartford Financial Services Group, Inc.	83,262	3,672,687
The Navigators Group, Inc.	4,200	391,440
The Progressive Corp.	125,764	3,962,824
The Travelers Cos., Inc.	62,752	6,788,511
Third Point Reinsurance Ltd. *	20,100	236,175
Torchmark Corp.	22,200	1,407,702
United Fire Group, Inc.	5,000	197,600
Universal Insurance Holdings, Inc.	8,700	185,310
Unum Group	52,114	1,844,836
Validus Holdings Ltd.	16,857	861,393
W. R. Berkley Corp.	27,850	1,590,235
White Mountains Insurance Group Ltd.	1,300	1,078,636
Willis Towers Watson plc	28,624	3,603,762
XL Group Ltd.	57,900	2,009,130
		143,432,193

Materials 3.2%
A. Schulman, Inc.	5,300	152,375
AdvanSix, Inc. *	6,431	102,639
AEP Industries, Inc.	1,900	208,145
Air Products & Chemicals, Inc.	49,400	6,590,948
AK Steel Holding Corp. *	32,127	167,060
Albemarle Corp.	23,603	1,972,031
Allegheny Technologies, Inc.	20,092	274,055
American Vanguard Corp.	3,000	45,600
Ampco-Pittsburgh Corp.	4,500	48,600
AptarGroup, Inc.	10,900	778,696
Ashland Global Holdings, Inc.	11,923	1,332,157
Avery Dennison Corp.	20,000	1,395,800
Axalta Coating Systems Ltd. *	58,900	1,479,568
Balchem Corp.	9,800	743,820
Ball Corp.	40,000	3,082,800
Bemis Co., Inc.	27,400	1,334,928
Berry Plastics Group, Inc. *	24,600	1,076,250
Boise Cascade Co. *	5,500	105,875
Cabot Corp.	10,900	568,326
Calgon Carbon Corp.	12,500	197,500
Carpenter Technology Corp.	8,300	262,363
Celanese Corp., Series A	30,700	2,238,644
Century Aluminum Co. *	11,600	84,796
CF Industries Holdings, Inc.	47,500	1,140,475
Chase Corp.	5,200	355,420

42
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Chemtura Corp. *	14,000	459,200
Clearwater Paper Corp. *	5,472	290,563
Cliffs Natural Resources, Inc. *	65,500	361,560
Codexis, Inc. *	1,870	9,444
Coeur Mining, Inc. *	46,100	515,398
Commercial Metals Co.	22,800	358,188
Compass Minerals International, Inc.	7,300	524,505
Crown Holdings, Inc. *	28,000	1,519,000
Deltic Timber Corp.	1,500	84,270
Domtar Corp.	10,500	377,475
E.I. du Pont de Nemours & Co.	185,507	12,761,027
Eagle Materials, Inc.	11,543	934,637
Eastman Chemical Co.	28,980	2,083,952
Ecolab, Inc.	58,104	6,633,734
Ferro Corp. *	21,000	272,160
Flotek Industries, Inc. *	13,300	156,674
FMC Corp.	28,000	1,312,920
Freeport-McMoRan, Inc. *	258,318	2,887,995
FutureFuel Corp.	8,300	90,968
GCP Applied Technologies, Inc. *	13,600	351,560
Graphic Packaging Holding Co.	52,900	661,250
Greif, Inc., Class A	11,300	529,518
H.B. Fuller Co.	9,000	378,630
Hawkins, Inc.	2,700	108,945
Haynes International, Inc.	2,500	80,425
Headwaters, Inc. *	12,000	196,800
Hecla Mining Co.	114,500	685,855
Huntsman Corp.	52,800	894,960
Ingevity Corp. *	8,661	358,565
Innophos Holdings, Inc.	5,300	242,952
Innospec, Inc.	4,200	253,050
International Flavors & Fragrances, Inc.	18,100	2,367,118
International Paper Co.	85,480	3,849,164
Kaiser Aluminum Corp.	3,600	260,964
KapStone Paper & Packaging Corp.	15,800	286,612
KMG Chemicals, Inc.	1,600	43,424
Koppers Holdings, Inc. *	4,800	157,200
Kraton Corp. *	3,500	89,705
Kronos Worldwide, Inc.	11,720	90,127
Louisiana-Pacific Corp. *	32,900	603,715
LSB Industries, Inc. *(c)	3,000	15,870
LyondellBasell Industries N.V., Class A	73,032	5,809,696
Martin Marietta Materials, Inc.	15,700	2,910,466
Materion Corp.	4,000	121,200
McEwen Mining, Inc.	31,130	101,172
Minerals Technologies, Inc.	6,200	416,640
Monsanto Co.	92,626	9,333,922
Myers Industries, Inc.	8,080	97,364
Neenah Paper, Inc.	4,231	338,057
NewMarket Corp.	1,900	761,729
Newmont Mining Corp.	111,174	4,117,885
Nucor Corp.	71,200	3,478,120
Olin Corp.	41,920	919,306
Olympic Steel, Inc.	1,400	32,326
OMNOVA Solutions, Inc. *	10,400	79,040
Owens-Illinois, Inc. *	33,600	648,480
P.H. Glatfelter Co.	7,000	155,540
Packaging Corp. of America	20,100	1,658,250
Platform Specialty Products Corp. *	24,500	178,605
PolyOne Corp.	14,810	432,896
PPG Industries, Inc.	56,000	5,215,280
Praxair, Inc.	61,500	7,199,190
Quaker Chemical Corp.	3,200	344,000
Rayonier Advanced Materials, Inc.	6,960	89,993
Reliance Steel & Aluminum Co.	13,300	914,774
Resolute Forest Products, Inc. *	14,000	66,500
Royal Gold, Inc.	16,100	1,108,002
RPM International, Inc.	24,600	1,169,484
Security	Number of Shares	Value ($)
Schnitzer Steel Industries, Inc., Class A	3,450	83,317
Schweitzer-Mauduit International, Inc.	4,600	169,786
Sealed Air Corp.	43,300	1,975,779
Sensient Technologies Corp.	13,700	1,020,787
Silgan Holdings, Inc.	6,900	351,555
Sonoco Products Co.	22,600	1,136,554
Steel Dynamics, Inc.	47,300	1,298,858
Stepan Co.	4,300	305,429
Stillwater Mining Co. *	24,633	328,112
Summit Materials, Inc., Class A *	24,300	455,382
SunCoke Energy, Inc.	15,217	155,366
TerraVia Holdings, Inc. *(c)	12,100	28,435
The Chemours Co.	34,661	569,480
The Dow Chemical Co.	238,251	12,820,286
The Mosaic Co.	82,612	1,943,860
The Scotts Miracle-Gro Co., Class A	12,500	1,101,125
The Sherwin-Williams Co.	16,501	4,040,435
The Valspar Corp.	15,500	1,543,800
TimkenSteel Corp. *	6,550	67,137
Tredegar Corp.	5,100	94,350
Trinseo S.A.	12,500	655,625
Tronox Ltd., Class A	9,800	79,380
United States Steel Corp.	46,000	889,640
Universal Stainless & Alloy Products, Inc. *	1,800	18,900
Valhi, Inc.	13,600	26,656
Vulcan Materials Co.	28,692	3,247,934
W.R. Grace & Co.	13,600	910,656
Westlake Chemical Corp.	7,500	388,425
WestRock Co.	51,969	2,400,448
Worthington Industries, Inc.	16,800	789,600
		156,473,964

Media 2.9%
A. H. Belo Corp., Class A	13,980	88,773
AMC Networks, Inc., Class A *	10,400	508,872
Cable One, Inc.	900	519,066
Carmike Cinemas, Inc. *	6,300	205,695
CBS Corp., Class B - Non Voting Shares	91,190	5,163,178
Central European Media Enterprises Ltd., Class A *(c)	9,900	24,255
Charter Communications, Inc., Class A *	46,772	11,687,855
Cinemark Holdings, Inc.	19,600	780,080
Clear Channel Outdoor Holdings, Inc., Class A	20,700	119,025
Comcast Corp., Class A	515,360	31,859,555
Discovery Communications, Inc., Class A *	26,061	680,453
Discovery Communications, Inc., Class C *	57,261	1,437,824
DISH Network Corp., Class A *	51,600	3,021,696
Entercom Communications Corp., Class A	11,000	145,200
Gannett Co., Inc.	19,500	151,515
Global Eagle Entertainment, Inc. *	17,114	137,768
Gray Television, Inc. *	25,500	226,950
John Wiley & Sons, Inc., Class A	9,000	464,400
Liberty Broadband Corp., Class A *	4,373	284,026
Liberty Broadband Corp., Class C *	17,496	1,166,108
Liberty Global plc LiLAC., Class A *	9,918	274,134
Liberty Global plc LiLAC., Class C *	23,896	660,485
Liberty Global plc, Class A *	59,475	1,938,885
Liberty Global plc, Series C *	145,775	4,635,645
Liberty Media Corp. - Liberty Braves, Class A *	1,749	29,646
Liberty Media Corp. - Liberty Braves, Class C *	7,098	118,324
Liberty Media Corp. - Liberty Media, Class A *	4,373	121,701

43
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Liberty Media Corp. - Liberty Media, Class C *	10,672	292,520
Liberty Media Corp. - Liberty SiriusXM, Class A *	17,495	582,059
Liberty Media Corp. - Liberty SiriusXM, Class C *	42,690	1,416,881
Lions Gate Entertainment Corp.	20,600	419,416
Live Nation Entertainment, Inc. *	26,457	732,065
Loral Space & Communications, Inc. *	2,800	108,640
Media General, Inc. *	18,400	310,040
Meredith Corp.	14,000	634,900
MSG Networks, Inc., Class A *	10,175	194,342
National CineMedia, Inc.	13,200	183,084
New Media Investment Group, Inc.	11,500	165,600
News Corp., Class A	74,987	908,842
News Corp., Class B	25,000	310,000
Nexstar Broadcasting Group, Inc., Class A (c)	4,500	219,600
Omnicom Group, Inc.	49,700	3,967,054
Regal Entertainment Group, Class A (c)	12,100	260,271
Salem Media Group, Inc.	5,700	31,065
Scholastic Corp.	7,300	279,225
Scripps Networks Interactive, Inc., Class A	19,200	1,235,712
Sinclair Broadcast Group, Inc., Class A	11,000	276,100
Sirius XM Holdings, Inc. *	375,300	1,565,001
Starz, Class A *	16,195	509,495
TEGNA, Inc.	46,100	904,482
The E.W. Scripps Co., Class A *	18,547	245,933
The Interpublic Group of Cos., Inc.	73,037	1,635,298
The Madison Square Garden Co., Class A *	5,191	859,059
The New York Times Co., Class A	40,200	438,180
The Walt Disney Co.	320,339	29,692,222
Time Warner, Inc.	166,257	14,795,210
Time, Inc.	19,122	248,586
Tribune Media Co., Class A	18,500	603,100
Twenty-First Century Fox, Inc., Class A	243,878	6,406,675
Twenty-First Century Fox, Inc., Class B	98,700	2,604,693
Viacom, Inc., Class B	75,922	2,851,630
World Wrestling Entertainment, Inc., Class A	5,700	100,776
		142,438,870

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
AbbVie, Inc.	354,696	19,784,943
ACADIA Pharmaceuticals, Inc. *	16,600	386,946
Accelerate Diagnostics, Inc. *(c)	10,300	218,875
Acceleron Pharma, Inc. *	12,500	350,375
Achillion Pharmaceuticals, Inc. *	19,800	124,344
Acorda Therapeutics, Inc. *	8,400	148,680
Aegerion Pharmaceuticals, Inc. *(c)	1,277	2,196
Aerie Pharmaceuticals, Inc. *	6,800	226,100
Agilent Technologies, Inc.	71,917	3,133,424
Agios Pharmaceuticals, Inc. *	6,000	287,040
Akorn, Inc. *	15,400	368,830
Albany Molecular Research, Inc. *	8,800	137,192
Alder Biopharmaceuticals, Inc. *	14,600	354,050
Alexion Pharmaceuticals, Inc. *	48,500	6,329,250
Alkermes plc *	40,500	2,041,605
Allergan plc *	84,287	17,610,926
Alnylam Pharmaceuticals, Inc. *	15,500	551,800
AMAG Pharmaceuticals, Inc. *	6,600	169,620
Amgen, Inc.	161,189	22,753,439
Amicus Therapeutics, Inc. *	27,200	187,680
Aptevo Therapeutics, Inc. *	5,200	11,492
Aratana Therapeutics, Inc. *	10,100	81,810
Security	Number of Shares	Value ($)
Arena Pharmaceuticals, Inc. *	32,100	47,508
ARIAD Pharmaceuticals, Inc. *	57,200	498,784
ArQule, Inc. *	21,000	28,140
Array BioPharma, Inc. *	62,184	354,449
Arrowhead Pharmaceuticals, Inc. *(c)	10,700	62,060
Aviragen Therapeutics, Inc. *	26,016	32,780
Bio-Rad Laboratories, Inc., Class A *	4,900	774,592
Bio-Techne Corp.	7,800	811,122
BioCryst Pharmaceuticals, Inc. *	23,900	96,795
BioDelivery Sciences International, Inc. *(c)	14,119	32,474
Biogen, Inc. *	46,312	12,975,696
BioMarin Pharmaceutical, Inc. *	35,000	2,818,200
Biostage, Inc. *	4,825	4,198
Bluebird Bio, Inc. *	10,900	520,475
Bristol-Myers Squibb Co.	355,353	18,091,021
Bruker Corp.	18,000	368,820
Cambrex Corp. *	7,200	290,160
Cascadian Therapeutics, Inc. *	25,700	26,471
Catalent, Inc. *	18,000	410,580
Celgene Corp. *	166,062	16,968,215
Celldex Therapeutics, Inc. *	25,800	81,270
Cempra, Inc. *(c)	7,500	135,937
Cepheid *	16,200	856,980
Charles River Laboratories International, Inc. *	10,416	790,366
Clovis Oncology, Inc. *	6,400	186,112
Coherus Biosciences, Inc. *	13,200	361,020
Collegium Pharmaceutical, Inc. *	14,300	214,071
CytomX Therapeutics, Inc. *	19,500	219,765
Depomed, Inc. *	14,500	324,220
Dermira, Inc. *	17,500	548,625
Durect Corp. *	14,500	16,240
Dynavax Technologies Corp. *(c)	10,950	101,287
Eagle Pharmaceuticals, Inc. *(c)	2,500	139,700
Eli Lilly & Co.	207,689	15,335,756
Emergent BioSolutions, Inc. *	10,400	277,888
Endo International plc *	48,450	908,437
Endocyte, Inc. *	11,300	31,075
Enzo Biochem, Inc. *	43,981	268,284
Exact Sciences Corp. *	29,800	464,284
Exelixis, Inc. *	44,700	473,373
FibroGen, Inc. *	12,700	210,185
Five Prime Therapeutics, Inc. *	9,200	446,476
Fluidigm Corp. *	6,000	27,780
Foundation Medicine, Inc. *	6,500	147,550
Genomic Health, Inc. *	8,400	250,404
Geron Corp. *(c)	46,200	85,470
Gilead Sciences, Inc.	284,192	20,925,057
Halozyme Therapeutics, Inc. *	28,000	241,640
Harvard Bioscience, Inc. *	19,300	46,320
Heron Therapeutics, Inc. *	8,200	121,770
Horizon Pharma plc *	30,500	509,960
Illumina, Inc. *	32,000	4,356,480
ImmunoGen, Inc. *(c)	174,500	317,590
Immunomedics, Inc. *	64,448	148,230
Impax Laboratories, Inc. *	13,800	277,380
INC Research Holdings, Inc., Class A *	9,100	415,870
Incyte Corp. *	35,800	3,113,526
Innoviva, Inc. *	13,700	141,110
Inovio Pharmaceuticals, Inc. *	20,194	130,655
Insmed, Inc. *	15,000	194,700
Intercept Pharmaceuticals, Inc. *	3,900	482,586
Intra-Cellular Therapies, Inc. *	8,000	99,200
Intrexon Corp. *(c)	15,900	414,990
Ionis Pharmaceuticals, Inc. *	22,900	594,942
Ironwood Pharmaceuticals, Inc. *	19,800	252,846
Jazz Pharmaceuticals plc *	14,400	1,576,368

44
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Johnson & Johnson	588,809	68,295,956
Juno Therapeutics, Inc. *	13,900	337,631
Keryx Biopharmaceuticals, Inc. *(c)	24,800	111,848
Kite Pharma, Inc. *(c)	8,300	367,607
Lannett Co., Inc. *	8,800	192,720
Lexicon Pharmaceuticals, Inc. *	18,214	270,114
Ligand Pharmaceuticals, Inc. *	4,948	473,672
Luminex Corp. *	12,900	268,707
MacroGenics, Inc. *	7,500	177,675
Mallinckrodt plc *	25,602	1,517,175
MannKind Corp. *	40,800	17,022
Merck & Co., Inc.	591,516	34,733,819
Merrimack Pharmaceuticals, Inc. *(c)	38,590	201,440
Mettler-Toledo International, Inc. *	5,900	2,384,072
MiMedx Group, Inc. *(c)	26,820	238,966
Momenta Pharmaceuticals, Inc. *	13,500	150,525
Mylan N.V. *	93,800	3,423,700
Myriad Genetics, Inc. *	16,600	327,186
Nektar Therapeutics *	43,600	540,640
Neurocrine Biosciences, Inc. *	17,200	752,844
NewLink Genetics Corp. *	4,700	57,105
Novavax, Inc. *(c)	52,500	79,800
Omeros Corp. *(c)	8,800	72,160
Ophthotech Corp. *	8,000	286,560
OPKO Health, Inc. *(c)	77,300	728,166
OvaScience, Inc. *	4,900	24,696
Pacific Biosciences of California, Inc. *	17,500	148,750
Pacira Pharmaceuticals, Inc. *	6,500	206,700
Pain Therapeutics, Inc. *	18,600	10,459
PAREXEL International Corp. *	13,800	803,988
PDL BioPharma, Inc.	28,700	92,414
PerkinElmer, Inc.	23,577	1,199,834
Perrigo Co., plc	29,700	2,470,743
Pfizer, Inc.	1,310,725	41,563,090
Portola Pharmaceuticals, Inc. *	13,300	241,794
PRA Health Sciences, Inc. *	8,100	431,082
Prestige Brands Holdings, Inc. *	16,300	738,064
Progenics Pharmaceuticals Inc *	74,500	374,735
Proteostasis Therapeutics, Inc. *	18,300	130,296
Prothena Corp. plc *	8,919	426,507
PTC Therapeutics, Inc. *	5,885	36,546
Puma Biotechnology, Inc. *	4,800	183,840
Quintiles IMS Holdings, Inc. *	30,243	2,169,633
Radius Health, Inc. *	8,000	343,360
Reata Pharmaceuticals, Inc., Class A *(c)	9,700	219,608
Regeneron Pharmaceuticals, Inc. *	16,100	5,554,822
Repligen Corp. *	9,886	282,443
Retrophin, Inc. *	9,400	177,190
Revance Therapeutics, Inc. *	16,500	220,275
Rigel Pharmaceuticals, Inc. *	48,200	125,320
Sage Therapeutics, Inc. *	13,800	600,852
Sangamo BioSciences, Inc. *	14,600	51,830
Sarepta Therapeutics, Inc. *	9,800	384,552
Seattle Genetics, Inc. *	23,400	1,209,780
Seres Therapeutics, Inc. *	20,000	215,800
Spark Therapeutics, Inc. *	5,900	277,359
Spectrum Pharmaceuticals, Inc. *	24,200	85,668
Sucampo Pharmaceuticals, Inc., Class A *	4,300	49,020
Supernus Pharmaceuticals, Inc. *	27,100	536,580
Synergy Pharmaceuticals, Inc. *	103,300	474,147
TESARO, Inc. *	6,195	748,852
TG Therapeutics, Inc. *	39,200	209,720
The Medicines Co. *	15,600	514,020
TherapeuticsMD, Inc. *	35,777	205,360
Theravance Biopharma, Inc. *	3,914	98,359
Thermo Fisher Scientific, Inc.	85,302	12,541,953
Trevena, Inc. *	56,700	276,696
Ultragenyx Pharmaceutical, Inc. *	7,700	454,223
Security	Number of Shares	Value ($)
United Therapeutics Corp. *	9,100	1,092,637
Vanda Pharmaceuticals, Inc. *	13,953	207,202
Vertex Pharmaceuticals, Inc. *	51,944	3,940,472
VWR Corp. *	19,000	522,690
Waters Corp. *	16,100	2,240,154
Xencor, Inc. *	19,900	423,671
ZIOPHARM Oncology, Inc. *(c)	33,811	192,046
Zoetis, Inc.	108,679	5,194,856
Zogenix, Inc. *	27,800	226,570
		394,895,300

Real Estate 4.2%
Acadia Realty Trust	23,300	784,977
Agree Realty Corp.	5,000	241,750
Alexander & Baldwin, Inc.	17,800	743,862
Alexander's, Inc.	800	307,416
Alexandria Real Estate Equities, Inc.	15,800	1,703,398
Altisource Portfolio Solutions S.A. *	2,800	72,100
American Assets Trust, Inc.	8,000	317,680
American Campus Communities, Inc.	29,900	1,558,089
American Homes 4 Rent, Class A	44,300	935,173
American Realty Investors, Inc. *	1,537	10,398
American Tower Corp.	92,344	10,821,793
Apartment Investment & Management Co., Class A	39,211	1,728,029
Apple Hospitality REIT, Inc.	35,000	631,050
Ashford Hospitality Prime, Inc.	2,168	28,097
Ashford Hospitality Trust, Inc.	9,000	52,290
AV Homes, Inc. *	6,500	103,675
AvalonBay Communities, Inc.	28,919	4,950,354
Boston Properties, Inc.	31,100	3,746,928
Brandywine Realty Trust	62,663	971,277
Brixmor Property Group, Inc.	53,100	1,349,802
Camden Property Trust	17,500	1,425,200
Care Capital Properties, Inc.	16,741	444,808
CareTrust REIT, Inc.	7,131	100,404
CBL & Associates Properties, Inc.	26,785	286,600
CBRE Group, Inc., Class A *	57,000	1,468,320
Cedar Realty Trust, Inc.	33,200	224,764
Chatham Lodging Trust	8,234	145,742
Chesapeake Lodging Trust	18,500	401,635
Colony Starwood Homes	6,440	186,824
Columbia Property Trust, Inc.	43,500	916,980
Communications Sales & Leasing, Inc. *	42,753	1,215,468
Consolidated-Tomoka Land Co.	2,000	101,340
CorEnergy Infrastructure Trust, Inc.	8,700	235,596
CoreSite Realty Corp.	7,300	538,302
Corporate Office Properties Trust	14,400	384,336
Corrections Corp. of America	30,985	447,733
Cousins Properties, Inc.	77,697	603,706
Crown Castle International Corp.	70,723	6,435,086
CubeSmart	41,400	1,079,298
CyrusOne, Inc.	17,600	785,136
DCT Industrial Trust, Inc.	15,900	743,325
DDR Corp.	54,584	834,589
DiamondRock Hospitality Co.	59,386	543,382
Digital Realty Trust, Inc.	29,900	2,793,557
Douglas Emmett, Inc.	24,948	910,602
Duke Realty Corp.	69,590	1,819,779
DuPont Fabros Technology, Inc.	17,100	697,851
EastGroup Properties, Inc.	6,300	427,833
Education Realty Trust, Inc.	14,966	637,402
Empire State Realty Trust, Inc., Class A	22,502	440,364
EPR Properties	13,600	988,992
Equinix, Inc.	14,973	5,349,553
Equity Commonwealth *	23,450	708,425
Equity LifeStyle Properties, Inc.	20,700	1,569,888

45
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Equity One, Inc.	12,100	344,850
Equity Residential	79,400	4,902,950
Essex Property Trust, Inc.	16,189	3,465,903
Extra Space Storage, Inc.	26,200	1,916,530
Federal Realty Investment Trust	15,200	2,207,496
FelCor Lodging Trust, Inc.	28,000	178,920
First Industrial Realty Trust, Inc.	42,800	1,130,348
First Potomac Realty Trust	14,800	132,016
Forest City Realty Trust, Inc., Class A	45,500	982,345
Forestar Group, Inc. *	4,933	54,263
Four Corners Property Trust, Inc.	11,616	233,249
Franklin Street Properties Corp.	22,500	260,325
Gaming & Leisure Properties, Inc.	50,948	1,672,623
General Growth Properties, Inc.	125,309	3,126,460
Getty Realty Corp.	9,552	217,117
Global Net Lease, Inc.	40,000	296,400
Government Properties Income Trust	9,900	189,486
Gramercy Property Trust	108,912	1,004,169
Griffin Industrial Realty, Inc.	300	9,345
HCP, Inc.	95,548	3,272,519
Healthcare Realty Trust, Inc.	15,800	503,862
Healthcare Trust of America, Inc., Class A	29,300	896,580
Hersha Hospitality Trust	10,000	178,200
HFF, Inc., Class A	9,800	260,974
Highwoods Properties, Inc.	17,261	856,663
Hospitality Properties Trust	39,500	1,080,720
Host Hotels & Resorts, Inc.	166,663	2,579,943
Hudson Pacific Properties, Inc.	30,500	1,025,410
Investors Real Estate Trust	28,600	173,602
Iron Mountain, Inc.	60,173	2,029,635
iStar, Inc. *	13,390	149,031
Jones Lang LaSalle, Inc.	9,300	900,705
Kennedy-Wilson Holdings, Inc.	12,200	251,320
Kilroy Realty Corp.	20,000	1,436,600
Kimco Realty Corp.	82,295	2,189,870
Kite Realty Group Trust	15,825	394,517
Lamar Advertising Co., Class A	16,100	1,021,545
LaSalle Hotel Properties	19,700	467,875
Lexington Realty Trust	33,567	340,369
Liberty Property Trust	33,100	1,338,233
Life Storage, Inc.	8,726	703,752
LTC Properties, Inc.	8,700	435,957
Mack-Cali Realty Corp.	18,500	475,080
Maui Land & Pineapple Co., Inc. *	800	5,400
Medical Properties Trust, Inc.	65,300	910,282
Mid-America Apartment Communities, Inc.	15,144	1,404,606
Monmouth Real Estate Investment Corp.	18,100	247,427
Monogram Residential Trust, Inc.	55,400	583,916
National Health Investors, Inc.	5,900	446,984
National Retail Properties, Inc.	29,220	1,333,016
New Century Financial Corp. *(b)(f)	3,600	—
New Senior Investment Group, Inc.	20,583	214,475
New York REIT, Inc.	47,400	446,508
NorthStar Realty Europe Corp.	10,512	103,964
NorthStar Realty Finance Corp.	31,537	457,917
Omega Healthcare Investors, Inc.	32,494	1,034,284
One Liberty Properties, Inc.	1,400	32,984
Outfront Media, Inc.	36,703	789,482
Paramount Group, Inc.	45,900	713,745
Parkway, Inc. *	9,712	175,010
Pebblebrook Hotel Trust	12,300	298,644
Pennsylvania Real Estate Investment Trust	13,900	271,189
Physicians Realty Trust	24,400	482,388
Piedmont Office Realty Trust, Inc., Class A	52,600	1,077,248
Post Properties, Inc.	8,200	539,478
Potlatch Corp.	5,753	220,915
Security	Number of Shares	Value ($)
Preferred Apartment Communities, Inc., Class A	3,700	48,174
Prologis, Inc.	122,234	6,375,725
PS Business Parks, Inc.	6,800	746,572
Public Storage	30,997	6,624,679
QTS Realty Trust, Inc., Class A	9,100	418,236
RAIT Financial Trust	16,199	49,407
Ramco-Gershenson Properties Trust	22,500	390,150
Rayonier, Inc.	32,182	863,121
Realogy Holdings Corp.	29,400	672,966
Realty Income Corp.	62,935	3,728,269
Regency Centers Corp.	20,233	1,458,192
Retail Opportunity Investments Corp.	14,400	289,584
Retail Properties of America, Inc., Class A	41,600	647,712
RLJ Lodging Trust	30,400	599,488
Ryman Hospitality Properties, Inc.	15,237	768,250
Sabra Health Care REIT, Inc.	13,700	319,210
Saul Centers, Inc.	4,700	284,256
Select Income REIT	14,600	361,204
Senior Housing Properties Trust	57,819	1,229,810
Seritage Growth Properties, Class A	5,300	241,415
Silver Bay Realty Trust Corp.	13,033	218,303
Simon Property Group, Inc.	66,611	12,386,982
SL Green Realty Corp.	19,566	1,921,773
Spirit Realty Capital, Inc.	89,048	1,060,562
STAG Industrial, Inc.	11,900	274,533
STORE Capital Corp.	40,100	1,094,329
Summit Hotel Properties, Inc.	9,600	124,704
Sun Communities, Inc.	11,300	869,309
Sunstone Hotel Investors, Inc.	62,013	778,883
Tanger Factory Outlet Centers, Inc.	15,600	542,880
Taubman Centers, Inc.	11,600	840,536
Tejon Ranch Co. *	3,674	82,077
Terreno Realty Corp.	10,000	261,000
The GEO Group, Inc.	19,899	476,780
The Howard Hughes Corp. *	10,000	1,098,300
The Macerich Co.	27,405	1,939,726
The RMR Group, Inc., Class A	1,189	40,842
The St. Joe Co. *	18,800	332,760
Tier REIT, Inc.	20,000	295,000
UDR, Inc.	71,261	2,491,997
UMH Properties, Inc.	7,900	95,748
Universal Health Realty Income Trust	4,700	275,890
Urban Edge Properties	16,046	414,147
Urstadt Biddle Properties, Inc., Class A	4,500	96,750
Ventas, Inc.	75,366	5,106,046
VEREIT, Inc.	256,000	2,406,400
Vornado Realty Trust	36,192	3,357,894
Washington Prime Group, Inc.	33,804	354,604
Washington Real Estate Investment Trust	9,700	285,374
Weingarten Realty Investors	23,175	839,167
Welltower, Inc.	75,958	5,205,402
Weyerhaeuser Co.	160,707	4,809,961
Whitestone REIT	2,100	27,930
WP Carey, Inc.	22,700	1,378,798
Xenia Hotels & Resorts, Inc.	35,200	549,472
		202,479,856

Retailing 5.1%
Aaron's, Inc.	14,675	362,619
Abercrombie & Fitch Co., Class A	11,800	172,398
Advance Auto Parts, Inc.	15,340	2,148,827
Amazon.com, Inc. *	84,725	66,917,499
America's Car-Mart, Inc. *	6,850	279,823
American Eagle Outfitters, Inc.	40,750	694,380
Asbury Automotive Group, Inc. *	6,500	331,175
Ascena Retail Group, Inc. *	34,141	166,949

46
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
AutoNation, Inc. *	13,800	605,406
AutoZone, Inc. *	6,200	4,601,392
Barnes & Noble Education, Inc. *	4,676	43,534
Barnes & Noble, Inc.	7,400	76,220
Bed Bath & Beyond, Inc.	35,500	1,434,910
Best Buy Co., Inc.	63,425	2,467,867
Big Lots, Inc.	9,200	399,280
Burlington Stores, Inc. *	17,000	1,273,980
Cabela's, Inc. *	7,700	474,397
Caleres, Inc.	6,675	166,942
CarMax, Inc. *	40,246	2,009,885
Chico's FAS, Inc.	26,200	305,754
Conn's, Inc. *(c)	7,900	75,050
Core-Mark Holding Co., Inc.	8,000	282,800
CST Brands, Inc.	21,286	1,022,154
Destination Maternity Corp.	5,000	33,950
Dick's Sporting Goods, Inc.	17,500	973,875
Dillard's, Inc., Class A	4,300	263,590
Dollar General Corp.	59,625	4,119,491
Dollar Tree, Inc. *	49,344	3,727,939
DSW, Inc., Class A	11,560	240,101
Etsy, Inc. *	31,300	406,274
Expedia, Inc.	24,469	3,162,129
Express, Inc. *	12,600	151,452
Five Below, Inc. *	15,800	593,764
Foot Locker, Inc.	29,900	1,996,423
Francesca's Holdings Corp. *	13,300	213,731
Fred's, Inc., Class A	6,700	61,171
FTD Cos., Inc. *	8,070	162,368
GameStop Corp., Class A	19,348	465,319
Genesco, Inc. *	4,300	231,340
Genuine Parts Co.	30,300	2,744,877
GNC Holdings, Inc., Class A	15,500	208,165
Group 1 Automotive, Inc.	4,400	265,188
Groupon, Inc. *	88,400	352,716
Guess?, Inc.	16,800	226,800
Hibbett Sports, Inc. *	3,543	137,646
HSN, Inc.	6,269	236,341
J.C. Penney Co., Inc. *	72,200	620,198
Kirkland's, Inc. *	8,700	106,227
Kohl's Corp.	39,600	1,732,500
L Brands, Inc.	51,320	3,704,791
Lands' End, Inc. *(c)	7,747	120,853
Liberty Interactive Corp., QVC Group, Class A *	90,809	1,679,058
Liberty TripAdvisor Holdings, Inc., Class A *	13,830	307,026
Liberty Ventures, Series A *	25,347	1,011,345
Lithia Motors, Inc., Class A	7,100	609,038
LKQ Corp. *	58,900	1,901,292
Lowe's Cos., Inc.	190,951	12,726,884
Lumber Liquidators Holdings, Inc. *	4,600	71,346
Macy's, Inc.	63,863	2,330,361
MarineMax, Inc. *	16,300	325,185
Monro Muffler Brake, Inc.	10,162	558,910
Murphy USA, Inc. *	6,875	472,863
Netflix, Inc. *	93,347	11,656,240
Nordstrom, Inc.	26,300	1,367,600
Nutrisystem, Inc.	13,300	421,610
O'Reilly Automotive, Inc. *	19,799	5,235,648
Office Depot, Inc.	99,656	313,916
Penske Automotive Group, Inc.	9,100	407,225
Pier 1 Imports, Inc.	15,800	68,098
Pool Corp.	9,962	922,282
Rent-A-Center, Inc.	7,750	78,198
Restoration Hardware Holdings, Inc. *(c)	6,300	182,511
Ross Stores, Inc.	85,800	5,365,932
Sally Beauty Holdings, Inc. *	31,150	808,031
Security	Number of Shares	Value ($)
Sears Holdings Corp. *(c)	26,785	297,581
Select Comfort Corp. *	12,200	234,118
Shoe Carnival, Inc.	6,300	159,831
Shutterfly, Inc. *	6,300	308,700
Signet Jewelers Ltd. (c)	16,800	1,365,168
Sonic Automotive, Inc., Class A	11,200	200,480
Stage Stores, Inc.	14,275	72,660
Staples, Inc.	131,200	970,880
Stein Mart, Inc.	10,300	62,006
Tailored Brands, Inc.	21,100	333,380
Target Corp.	125,378	8,617,230
The Buckle, Inc. (c)	3,875	80,794
The Cato Corp., Class A	7,100	210,657
The Children's Place, Inc.	3,600	273,420
The Finish Line, Inc., Class A	7,161	141,000
The Gap, Inc.	51,800	1,429,162
The Home Depot, Inc.	265,063	32,340,337
The Michaels Cos., Inc. *	16,000	372,000
The Priceline Group, Inc. *	10,676	15,738,879
The TJX Cos., Inc.	137,947	10,173,591
Tiffany & Co.	22,200	1,629,924
Tile Shop Holdings, Inc. *	13,900	235,605
Tractor Supply Co.	30,100	1,885,163
Trans World Entertainment Corp. *	9,700	37,830
TripAdvisor, Inc. *	22,272	1,436,099
Tuesday Morning Corp. *	10,800	53,460
Ulta Salon, Cosmetics & Fragrance, Inc. *	13,800	3,358,092
Urban Outfitters, Inc. *	18,000	602,100
Vitamin Shoppe, Inc. *	4,200	105,210
Wayfair, Inc., Class A *(c)	7,500	249,975
West Marine, Inc. *	8,200	65,600
Williams-Sonoma, Inc.	16,200	748,764
Winmark Corp.	1,700	181,815
Zumiez, Inc. *	10,500	233,625
		246,598,195

Semiconductors & Semiconductor Equipment 3.1%
Acacia Communications, Inc. *(c)	3,100	216,039
Advanced Energy Industries, Inc. *	12,500	596,250
Advanced Micro Devices, Inc. *	164,900	1,192,227
Amkor Technology, Inc. *	35,700	330,939
Amtech Systems, Inc. *	3,500	15,785
Analog Devices, Inc.	65,249	4,182,461
Applied Materials, Inc.	232,598	6,763,950
Applied Micro Circuits Corp. *	21,300	157,620
AXT, Inc. *	3,500	18,025
Broadcom Ltd.	86,404	14,712,873
Brooks Automation, Inc.	11,885	154,862
Cabot Microelectronics Corp.	5,660	312,772
Cavium, Inc. *	12,070	681,351
CEVA, Inc. *	7,233	217,352
Cirrus Logic, Inc. *	9,800	529,004
Cohu, Inc.	7,500	83,925
Cree, Inc. *	20,900	466,070
Cypress Semiconductor Corp.	69,226	690,183
Diodes, Inc. *	11,012	228,058
DSP Group, Inc. *	6,300	68,670
Entegris, Inc. *	48,499	771,134
Exar Corp. *	9,834	88,703
First Solar, Inc. *	16,479	667,235
FormFactor, Inc. *	14,600	131,035
GSI Technology, Inc. *	8,500	44,880
Inphi Corp. *	14,400	534,240
Integrated Device Technology, Inc. *	26,920	557,513
Intel Corp.	1,016,597	35,448,737
Intersil Corp., Class A	26,764	590,949
IXYS Corp.	6,900	73,140

47
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
KLA-Tencor Corp.	32,500	2,441,075
Kopin Corp. *	19,600	40,964
Kulicke & Soffa Industries, Inc. *	18,500	244,940
Lam Research Corp.	34,267	3,319,102
Lattice Semiconductor Corp. *	25,100	152,357
Linear Technology Corp.	49,900	2,996,994
MACOM Technology Solutions Holdings, Inc. *	6,300	231,588
Marvell Technology Group Ltd.	111,400	1,451,542
Maxim Integrated Products, Inc.	61,700	2,445,171
MaxLinear, Inc., Class A *	4,422	82,736
Microchip Technology, Inc.	44,880	2,717,485
Micron Technology, Inc. *	230,807	3,960,648
Microsemi Corp. *	26,738	1,126,472
MKS Instruments, Inc.	14,000	706,300
Monolithic Power Systems, Inc.	6,500	512,265
Nanometrics, Inc. *	5,300	110,717
NVIDIA Corp.	112,900	8,033,964
ON Semiconductor Corp. *	75,165	877,175
PDF Solutions, Inc. *	9,699	191,555
Photronics, Inc. *	18,000	174,600
Power Integrations, Inc.	4,200	270,690
Qorvo, Inc. *	30,074	1,673,618
QUALCOMM, Inc.	317,739	21,835,024
QuickLogic Corp. *	27,600	22,632
Rambus, Inc. *	19,600	238,924
Rudolph Technologies, Inc. *	16,418	297,166
Semtech Corp. *	21,700	525,140
Silicon Laboratories, Inc. *	9,200	551,540
Skyworks Solutions, Inc.	40,689	3,130,612
SunPower Corp. *(c)	15,500	112,220
Synaptics, Inc. *	8,450	440,414
Teradyne, Inc.	34,959	814,195
Tessera Technologies, Inc.	11,100	411,810
Texas Instruments, Inc.	215,697	15,282,132
Ultratech, Inc. *	4,800	102,192
Veeco Instruments, Inc. *	8,800	190,960
Versum Materials, Inc. *	24,700	560,690
Xcerra Corp. *	19,192	105,748
Xilinx, Inc.	52,900	2,691,023
		151,600,362

Software & Services 12.6%
2U, Inc. *	7,000	244,020
8x8, Inc. *	25,000	356,250
Accenture plc, Class A	132,197	15,366,579
ACI Worldwide, Inc. *	23,100	418,572
Activision Blizzard, Inc.	150,232	6,485,515
Actua Corp. *	8,050	93,783
Acxiom Corp. *	13,300	313,348
Adobe Systems, Inc. *	105,710	11,364,882
Akamai Technologies, Inc. *	37,038	2,573,030
Alliance Data Systems Corp. *	11,844	2,421,743
Alphabet, Inc., Class A *	63,676	51,571,192
Alphabet, Inc., Class C *	63,527	49,839,473
Amdocs Ltd.	34,600	2,022,370
Angie's List, Inc. *	22,248	171,310
ANSYS, Inc. *	19,286	1,761,776
Apigee Corp. *	14,100	244,635
Aspen Technology, Inc. *	15,400	758,296
Autodesk, Inc. *	42,000	3,035,760
Automatic Data Processing, Inc.	98,262	8,554,690
Bankrate, Inc. *	14,600	113,880
Bazaarvoice, Inc. *	15,200	74,480
Blackbaud, Inc.	13,400	822,760
Blackhawk Network Holdings, Inc. *	12,003	413,503
Blucora, Inc. *	11,572	153,908
Security	Number of Shares	Value ($)
Booz Allen Hamilton Holding Corp.	24,800	755,656
Bottomline Technologies de, Inc. *	8,800	199,672
Broadridge Financial Solutions, Inc.	23,825	1,540,524
BroadSoft, Inc. *	6,500	270,075
CA, Inc.	69,408	2,133,602
CACI International, Inc., Class A *	4,100	401,185
Cadence Design Systems, Inc. *	62,500	1,598,750
Callidus Software, Inc. *	16,546	301,965
Carbonite, Inc. *	14,300	243,815
Cardtronics plc, Class A *	8,800	440,000
CDK Global, Inc.	32,620	1,781,378
Ciber, Inc. *	24,900	25,398
Citrix Systems, Inc. *	30,800	2,611,840
Cognizant Technology Solutions Corp., Class A *	125,800	6,459,830
CommerceHub, Inc., Series A *	2,534	38,061
CommerceHub, Inc., Series C *	5,069	76,288
CommVault Systems, Inc. *	6,900	369,150
Computer Sciences Corp.	27,638	1,504,889
comScore, Inc. *	10,950	315,251
Convergys Corp.	16,000	467,200
CoreLogic, Inc. *	23,100	983,136
Cornerstone OnDemand, Inc. *	19,500	805,350
CoStar Group, Inc. *	6,600	1,234,992
Covisint Corp. *	4,460	10,035
CSG Systems International, Inc.	8,900	338,467
CSRA, Inc.	27,638	693,437
Dell Technologies, Inc., Class V *	46,077	2,261,920
Demand Media, Inc. *	5,920	34,336
Digimarc Corp. *	3,542	111,927
DST Systems, Inc.	5,900	567,344
EarthLink Holdings Corp.	17,050	97,526
eBay, Inc. *	227,344	6,481,577
Ebix, Inc.	8,303	464,968
Edgewater Technology, Inc. *	767	6,251
Electronic Arts, Inc. *	65,900	5,174,468
Ellie Mae, Inc. *	8,393	888,735
Endurance International Group Holdings, Inc. *	13,300	97,755
EnerNOC, Inc. *	9,754	50,721
Envestnet, Inc. *	7,300	258,055
EPAM Systems, Inc. *	7,800	502,086
Euronet Worldwide, Inc. *	11,900	946,645
Everi Holdings, Inc. *	28,300	56,883
EVERTEC, Inc.	14,000	212,100
ExlService Holdings, Inc. *	7,200	317,016
Facebook, Inc., Class A *	500,707	65,587,610
Fair Isaac Corp.	8,544	1,031,090
Fidelity National Information Services, Inc.	74,391	5,498,983
FireEye, Inc. *	39,700	461,314
First Data Corp., Class A *	35,000	489,650
Fiserv, Inc. *	48,600	4,786,128
FleetCor Technologies, Inc. *	27,800	4,873,340
Forrester Research, Inc.	6,800	253,300
Fortinet, Inc. *	26,700	856,002
Gartner, Inc. *	18,100	1,557,324
Genpact Ltd. *	28,274	650,019
Gigamon, Inc. *	9,700	536,410
Global Payments, Inc.	32,728	2,373,435
Glu Mobile, Inc. *(c)	38,900	77,022
GoDaddy, Inc., Class A *	15,100	540,429
Gogo, Inc. *(c)	16,000	161,760
GrubHub, Inc. *	20,400	777,444
GSE Systems, Inc. *	2,424	7,030
Guidewire Software, Inc. *	14,700	844,515
HubSpot, Inc. *	11,300	592,685
IAC/InterActiveCorp	18,072	1,164,560
Imperva, Inc. *	8,262	304,868

48
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
inContact, Inc. *	20,172	280,593
Infoblox, Inc. *	8,600	227,900
Information Services Group, Inc. *	7,500	29,625
Interactive Intelligence Group, Inc. *	2,900	175,305
Internap Corp. *	13,200	16,500
International Business Machines Corp.	187,251	28,778,606
Intralinks Holdings, Inc. *	12,200	111,874
Intuit, Inc.	54,530	5,929,592
j2 Global, Inc.	9,000	640,350
Jack Henry & Associates, Inc.	16,500	1,336,830
Jive Software, Inc. *	27,994	110,576
Leidos Holdings, Inc.	37,900	1,575,503
LinkedIn Corp., Class A *	25,600	4,853,760
Lionbridge Technologies, Inc. *	19,500	94,185
Liquidity Services, Inc. *	15,481	137,007
LivePerson, Inc. *	19,700	167,450
LogMeIn, Inc.	7,600	722,000
Manhattan Associates, Inc. *	16,300	825,432
ManTech International Corp., Class A	8,600	333,938
MasterCard, Inc., Class A	204,556	21,891,583
MAXIMUS, Inc.	16,300	848,578
Mentor Graphics Corp.	23,800	687,820
Microsoft Corp.	1,681,918	100,780,527
MicroStrategy, Inc., Class A *	2,256	439,491
Mitek Systems, Inc. *	34,300	231,525
MoneyGram International, Inc. *	9,037	63,349
Monotype Imaging Holdings, Inc.	6,500	124,150
Monster Worldwide, Inc. *	35,800	122,078
NetSuite, Inc. *	7,900	735,648
NeuStar, Inc., Class A *	9,300	208,785
New Relic, Inc. *	7,000	255,150
NIC, Inc.	26,000	596,700
Nuance Communications, Inc. *	59,974	840,835
Oracle Corp.	645,813	24,812,135
Pandora Media, Inc. *	55,300	626,549
Paychex, Inc.	68,964	3,806,813
Paycom Software, Inc. *	10,700	553,511
Paylocity Holding Corp. *	8,900	387,061
PayPal Holdings, Inc. *	237,544	9,896,083
Pegasystems, Inc.	12,800	395,520
Perficient, Inc. *	7,800	145,158
PRGX Global, Inc. *	11,000	50,050
Progress Software Corp. *	9,300	250,263
Proofpoint, Inc. *	9,000	705,420
PROS Holdings, Inc. *	7,826	171,546
PTC, Inc. *	29,380	1,393,787
Qualys, Inc. *	5,600	208,600
Quotient Technology, Inc. *	18,100	191,860
Rackspace Hosting, Inc. *	23,700	756,978
RealPage, Inc. *	10,500	285,600
Red Hat, Inc. *	36,600	2,834,670
Reis, Inc.	1,400	27,510
Rightside Group Ltd. *	5,920	49,787
RingCentral, Inc., Class A *	24,600	509,220
Sabre Corp.	43,200	1,115,856
salesforce.com, Inc. *	139,422	10,478,958
Science Applications International Corp.	11,785	812,104
Seachange International, Inc. *	9,250	24,328
ServiceNow, Inc. *	31,800	2,795,538
ServiceSource International, Inc. *	14,400	68,400
Shutterstock, Inc. *	4,000	235,960
Splunk, Inc. *	27,000	1,625,130
SPS Commerce, Inc. *	4,300	268,234
SS&C Technologies Holdings, Inc.	33,400	1,066,462
Stamps.com, Inc. *	5,827	568,424
StarTek, Inc. *	3,900	26,130
Sykes Enterprises, Inc. *	11,026	294,835
Symantec Corp.	139,573	3,493,512
Security	Number of Shares	Value ($)
Synchronoss Technologies, Inc. *	8,100	297,351
Synopsys, Inc. *	28,084	1,665,662
Syntel, Inc.	8,600	172,860
Tableau Software, Inc., Class A *	10,742	516,153
Take-Two Interactive Software, Inc. *	22,600	1,003,214
Tangoe, Inc. *	8,200	70,356
TeleTech Holdings, Inc.	9,100	255,710
Teradata Corp. *	27,000	727,920
The Hackett Group, Inc.	7,200	116,064
The Ultimate Software Group, Inc. *	6,600	1,392,534
The Western Union Co.	102,032	2,047,782
TiVo Corp. *	22,270	442,059
Total System Services, Inc.	36,904	1,840,772
Travelport Worldwide Ltd.	20,000	282,400
Twitter, Inc. *	136,400	2,448,380
Tyler Technologies, Inc. *	6,800	1,090,720
Unisys Corp. *(c)	18,200	190,190
Vantiv, Inc., Class A *	29,400	1,715,784
VASCO Data Security International, Inc. *	9,200	126,500
Verint Systems, Inc. *	16,210	583,560
VeriSign, Inc. *	22,275	1,871,545
Virtusa Corp. *	4,700	89,018
Visa, Inc., Class A	404,804	33,400,378
VMware, Inc., Class A *	17,100	1,344,060
Web.com Group, Inc. *	18,523	298,220
WebMD Health Corp. *	7,074	347,546
WEX, Inc. *	8,900	970,990
Workday, Inc., Class A *	23,600	2,045,648
Xerox Corp.	194,056	1,895,927
Yahoo! Inc. *	182,944	7,601,323
Yelp, Inc. *	14,300	467,038
Zendesk, Inc. *	15,000	394,350
Zillow Group, Inc., Class A *	8,797	290,565
Zillow Group, Inc., Class C *	26,594	887,176
Zynga, Inc., Class A *	212,600	597,406
		611,323,330

Technology Hardware & Equipment 5.2%
3D Systems Corp. *(c)	18,800	260,756
ADTRAN, Inc.	9,100	165,165
Agilysys, Inc. *	8,460	81,639
Amphenol Corp., Class A	60,800	4,008,544
Anixter International, Inc. *	4,000	263,000
Apple, Inc.	1,161,062	131,826,979
Arista Networks, Inc. *	8,600	728,850
ARRIS International plc *	43,075	1,196,623
Arrow Electronics, Inc. *	18,532	1,132,676
Avnet, Inc.	26,588	1,115,367
AVX Corp.	14,000	196,280
Badger Meter, Inc.	8,000	257,200
Belden, Inc.	6,900	447,189
Benchmark Electronics, Inc. *	7,830	196,925
Black Box Corp.	4,100	47,150
Brocade Communications Systems, Inc.	121,135	1,284,031
CalAmp Corp. *	4,000	51,680
CDW Corp.	31,400	1,410,174
Ciena Corp. *	34,970	677,719
Cisco Systems, Inc.	1,078,740	33,095,743
Cognex Corp.	25,100	1,295,160
Coherent, Inc. *	4,100	426,892
CommScope Holding Co., Inc. *	27,582	842,630
Comtech Telecommunications Corp.	4,175	43,420
Corning, Inc.	239,007	5,427,849
Cray, Inc. *	7,600	158,080
CTS Corp.	8,800	160,160
Daktronics, Inc.	8,700	72,645
Diebold, Inc.	12,900	281,220

49
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Digi International, Inc. *	9,100	83,265
Dolby Laboratories, Inc., Class A	8,800	418,792
DTS, Inc.	4,300	182,105
EchoStar Corp., Class A *	11,940	558,076
Electro Scientific Industries, Inc. *	9,900	51,282
Electronics For Imaging, Inc. *	15,500	659,215
Extreme Networks, Inc. *	27,500	115,775
F5 Networks, Inc. *	13,100	1,810,551
Fabrinet *	11,108	421,660
FARO Technologies, Inc. *	3,000	100,650
Finisar Corp. *	25,800	706,404
Fitbit, Inc., Class A *(c)	39,300	521,118
FLIR Systems, Inc.	26,100	859,212
Frequency Electronics, Inc. *	500	4,545
Harmonic, Inc. *	20,042	102,214
Harris Corp.	26,055	2,324,367
Hewlett Packard Enterprise Co.	360,636	8,103,491
HP, Inc.	387,136	5,609,601
I.D. Systems, Inc. *	5,500	27,610
II-VI, Inc. *	13,000	361,400
Immersion Corp. *	4,300	35,088
Infinera Corp. *	27,300	212,940
Ingram Micro, Inc., Class A	32,500	1,209,000
Insight Enterprises, Inc. *	8,950	257,670
InterDigital, Inc.	6,700	473,355
InvenSense, Inc. *	42,200	322,830
IPG Photonics Corp. *	7,400	717,874
Itron, Inc. *	5,700	307,230
Ixia *	14,900	178,055
Jabil Circuit, Inc.	35,300	753,302
Juniper Networks, Inc.	75,965	2,000,918
Keysight Technologies, Inc. *	44,058	1,445,102
Kimball Electronics, Inc. *	6,825	94,868
Knowles Corp. *	13,900	207,666
Lexmark International, Inc., Class A	10,900	432,621
Littelfuse, Inc.	3,700	516,150
Lumentum Holdings, Inc. *	7,510	252,336
Maxwell Technologies, Inc. *	7,700	37,268
Methode Electronics, Inc.	9,500	296,400
MOCON, Inc.	600	9,270
Motorola Solutions, Inc.	34,733	2,520,921
MTS Systems Corp.	3,781	179,787
National Instruments Corp.	26,112	733,486
NCR Corp. *	35,100	1,230,255
NetApp, Inc.	64,900	2,202,706
NETGEAR, Inc. *	6,000	303,000
NetScout Systems, Inc. *	26,000	713,700
Nimble Storage, Inc. *	16,100	122,843
Oclaro, Inc. *	37,600	274,856
OSI Systems, Inc. *	3,700	259,481
Palo Alto Networks, Inc. *	19,400	2,984,302
Park Electrochemical Corp.	3,600	55,548
PC Connection, Inc.	7,000	162,470
PC-Tel, Inc.	8,900	45,212
Plantronics, Inc.	6,000	310,260
Plexus Corp. *	6,500	297,765
Pure Storage, Inc., Class A *	23,900	294,926
Quantum Corp. *	125,000	100,025
Radisys Corp. *	7,200	30,024
Research Frontiers, Inc. *	2,800	6,132
Richardson Electronics Ltd.	7,300	45,625
Rofin-Sinar Technologies, Inc. *	11,300	367,815
Rogers Corp. *	4,200	228,606
Sanmina Corp. *	20,900	577,885
ScanSource, Inc. *	6,300	220,500
Seagate Technology plc	61,966	2,126,053
Sonus Networks, Inc. *	15,860	91,829
Super Micro Computer, Inc. *	8,200	194,340
Security	Number of Shares	Value ($)
SYNNEX Corp.	8,400	861,336
Systemax, Inc.	8,000	62,800
TE Connectivity Ltd.	78,300	4,922,721
Tech Data Corp. *	8,300	639,266
TESSCO Technologies, Inc.	4,025	46,891
TransAct Technologies, Inc.	1,500	10,800
Trimble, Inc. *	62,084	1,716,002
TTM Technologies, Inc. *	11,000	144,650
Ubiquiti Networks, Inc. *	3,200	167,776
Uni-Pixel, Inc. *(c)	161,500	219,640
Universal Display Corp. *	10,100	522,170
VeriFone Systems, Inc. *	33,100	512,388
ViaSat, Inc. *	10,700	756,062
Viavi Solutions, Inc. *	37,553	267,377
Vishay Intertechnology, Inc.	18,588	262,091
Vishay Precision Group, Inc. *	5,620	88,234
Western Digital Corp.	57,298	3,348,495
Zebra Technologies Corp., Class A *	9,575	630,418
		251,792,491

Telecommunication Services 2.3%
AT&T, Inc.	1,324,607	48,732,292
ATN International, Inc.	3,250	219,830
CenturyLink, Inc.	112,978	3,002,955
Cincinnati Bell, Inc. *	12,293	241,557
Cogent Communications Holdings, Inc.	9,900	365,310
Consolidated Communications Holdings, Inc.	16,757	400,995
Frontier Communications Corp.	257,368	1,034,619
General Communication, Inc., Class A *	10,500	166,320
Globalstar, Inc. *(c)	42,400	39,245
Inteliquent, Inc.	14,800	248,492
Iridium Communications, Inc. *	55,900	455,585
Level 3 Communications, Inc. *	62,725	3,522,009
Lumos Networks Corp. *	1,500	21,315
SBA Communications Corp., Class A *	26,400	2,990,592
Shenandoah Telecommunications Co.	14,200	374,880
Spok Holdings, Inc.	5,500	99,275
Sprint Corp. *	179,505	1,105,751
T-Mobile US, Inc. *	57,450	2,856,989
Telephone & Data Systems, Inc.	22,222	574,217
United States Cellular Corp. *	5,400	189,270
Verizon Communications, Inc.	880,569	42,355,369
Vonage Holdings Corp. *	36,400	249,704
Windstream Holdings, Inc. (c)	18,211	142,956
Zayo Group Holdings, Inc. *	12,000	386,160
		109,775,687

Transportation 2.0%
Alaska Air Group, Inc.	25,000	1,805,500
Allegiant Travel Co.	3,200	441,280
AMERCO	1,000	322,390
American Airlines Group, Inc.	114,597	4,652,638
ArcBest Corp.	4,800	95,520
Atlas Air Worldwide Holdings, Inc. *	6,500	272,025
Avis Budget Group, Inc. *	20,600	666,616
C.H. Robinson Worldwide, Inc.	29,100	1,982,292
Celadon Group, Inc.	8,890	57,785
Covenant Transport Group, Inc., Class A *	3,000	47,970
CSX Corp.	208,700	6,367,437
Delta Air Lines, Inc.	161,811	6,758,845
Expeditors International of Washington, Inc.	40,900	2,105,123
FedEx Corp.	54,263	9,459,126
Forward Air Corp.	4,600	190,072
Genesee & Wyoming, Inc., Class A *	14,800	1,005,512

50
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Hawaiian Holdings, Inc. *	10,700	481,767
Heartland Express, Inc.	16,241	298,834
Hertz Global Holdings, Inc. *	17,460	578,799
Hub Group, Inc., Class A *	7,100	258,795
JB Hunt Transport Services, Inc.	19,600	1,599,556
JetBlue Airways Corp. *	60,662	1,060,372
Kansas City Southern	23,255	2,040,859
Kirby Corp. *	11,100	654,345
Knight Transportation, Inc.	14,650	428,513
Landstar System, Inc.	6,600	469,590
Macquarie Infrastructure Corp.	18,600	1,521,666
Marten Transport Ltd.	9,476	194,258
Matson, Inc.	10,500	419,370
Norfolk Southern Corp.	62,900	5,849,700
Old Dominion Freight Line, Inc. *	12,412	926,928
Park-Ohio Holdings Corp.	3,600	115,020
Roadrunner Transportation Systems, Inc. *	4,900	37,240
Ryder System, Inc.	9,500	659,205
Saia, Inc. *	4,450	158,643
SkyWest, Inc.	7,000	211,050
Southwest Airlines Co.	135,815	5,439,391
Spirit Airlines, Inc. *	14,000	671,020
Swift Transportation Co. *	19,000	425,220
Union Pacific Corp.	177,170	15,622,851
United Continental Holdings, Inc. *	70,000	3,936,100
United Parcel Service, Inc., Class B	149,941	16,157,642
Universal Logistics Holdings, Inc.	3,300	41,085
Virgin America, Inc. *	4,400	239,140
Werner Enterprises, Inc.	10,032	241,270
XPO Logistics, Inc. *	15,910	523,916
YRC Worldwide, Inc. *	8,600	76,368
		97,568,644

Utilities 3.3%
AES Corp.	138,596	1,631,275
ALLETE, Inc.	14,633	896,857
Alliant Energy Corp.	52,600	2,001,430
Ameren Corp.	48,176	2,406,391
American Electric Power Co., Inc.	99,920	6,478,813
American States Water Co.	9,600	383,808
American Water Works Co., Inc.	37,200	2,754,288
Aqua America, Inc.	37,467	1,150,237
Artesian Resources Corp., Class A	4,000	112,880
Atmos Energy Corp.	17,400	1,294,386
Avangrid, Inc.	16,400	646,324
Avista Corp.	15,800	654,120
Black Hills Corp.	13,400	828,790
Cadiz, Inc. *	6,356	47,034
California Water Service Group	11,300	350,300
Calpine Corp. *	65,100	774,690
CenterPoint Energy, Inc.	88,700	2,022,360
Chesapeake Utilities Corp.	2,770	177,419
CMS Energy Corp.	56,959	2,400,822
Connecticut Water Service, Inc.	5,100	265,557
Consolidated Edison, Inc.	67,810	5,123,045
Delta Natural Gas Co., Inc.	1,291	30,403
Dominion Resources, Inc.	137,054	10,306,461
DTE Energy Co.	36,748	3,528,175
Duke Energy Corp.	149,250	11,942,985
Dynegy, Inc. *	27,300	290,745
Edison International	66,910	4,916,547
El Paso Electric Co.	11,300	522,060
Entergy Corp.	34,293	2,526,708
Eversource Energy	68,336	3,762,580
Exelon Corp.	196,869	6,707,327
FirstEnergy Corp.	90,356	3,098,307
Genie Energy Ltd., Class B *	12,800	66,688
Security	Number of Shares	Value ($)
Great Plains Energy, Inc.	41,341	1,175,738
Hawaiian Electric Industries, Inc.	27,100	799,450
IDACORP, Inc.	9,800	768,222
MDU Resources Group, Inc.	36,025	944,215
MGE Energy, Inc.	9,950	581,578
Middlesex Water Co.	9,400	339,340
National Fuel Gas Co.	20,700	1,084,266
New Jersey Resources Corp.	20,150	684,093
NextEra Energy, Inc.	103,972	13,308,416
NiSource, Inc.	65,764	1,529,671
Northwest Natural Gas Co.	6,300	370,440
NorthWestern Corp.	10,900	627,295
NRG Energy, Inc.	63,356	673,474
NRG Yield, Inc., Class A	8,300	122,259
NRG Yield, Inc., Class C	8,300	127,820
OGE Energy Corp.	41,200	1,278,848
ONE Gas, Inc.	8,525	522,412
Ormat Technologies, Inc.	8,600	414,778
Otter Tail Corp.	7,800	280,410
Pattern Energy Group, Inc.	34,400	768,840
PG&E Corp.	102,800	6,385,936
Pinnacle West Capital Corp.	24,200	1,842,346
PNM Resources, Inc.	21,200	696,420
Portland General Electric Co.	24,800	1,082,272
PPL Corp.	140,600	4,828,204
Public Service Enterprise Group, Inc.	102,900	4,330,032
Pure Cycle Corp. *	8,000	42,000
SCANA Corp.	31,005	2,274,527
Sempra Energy	53,496	5,729,422
SJW Corp.	4,470	226,763
South Jersey Industries, Inc.	19,400	575,210
Southwest Gas Corp.	13,400	970,964
Spire, Inc.	15,200	954,560
Talen Energy Corp. *	15,700	218,701
TerraForm Power, Inc., Class A *	9,400	116,654
The Empire District Electric Co.	11,200	383,376
The Southern Co.	212,273	10,946,919
The York Water Co.	6,100	192,760
UGI Corp.	36,400	1,684,956
Unitil Corp.	7,200	292,104
Vectren Corp.	15,266	768,032
WEC Energy Group, Inc.	69,277	4,137,222
Westar Energy, Inc.	28,600	1,639,352
WGL Holdings, Inc.	7,300	460,411
Xcel Energy, Inc.	103,108	4,284,137
		161,564,657
Total Common Stock
(Cost $3,091,955,361)		4,822,321,992

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(b)(f)	31,000	34,410
FRD Acquisition Co. CVR *(b)(f)	8,700	—
		34,410

Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(b)(f)	8,900	—

Telecommunication Services 0.0%
Leap Wireless CVR *(b)(f)	13,000	39,000
Total Rights
(Cost $67,393)		73,410

51
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Other Investment Company 0.4% of net assets

Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 0.32% (d)	19,726,894	19,726,894
Total Other Investment Company
(Cost $19,726,894)		19,726,894
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
Sumitomo Mitsui Banking Corp.
0.15%, 11/01/16 (e)	21,277,491	21,277,491
Total Short-Term Investment
(Cost $21,277,491)		21,277,491

End of Investments.

At 10/31/16, the tax basis cost of the fund's investments was $3,163,837,603 and the unrealized appreciation and depreciation were $1,826,837,441 and ($127,275,257), respectively, with a net unrealized appreciation of $1,699,562,184.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	Illiquid security. At the period end, the value of these amounted to $73,410 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $19,150,544.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.
(f)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 10/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 12/16/16	35	4,162,550	(144,920)
S&P 500 Index, e-mini, Long, expires 12/16/16	205	21,731,025	(247,030)
Net Unrealized Depreciation			(391,950)
52
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of October 31, 2016

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
97.9%	Common Stock	2,555,902,633	2,840,451,179
0.6%	Preferred Stock	17,481,434	17,308,068
0.0%	Rights	52,470	72,606
0.2%	Other Investment Company	3,953,494	3,953,494
0.9%	Short-Term Investments	26,753,989	26,753,989
99.6%	Total Investments	2,604,144,020	2,888,539,336
0.4%	Other Assets and Liabilities, Net		11,909,792
100.0%	Net Assets		2,900,449,128

Security	Number of Shares	Value ($)
Common Stock 97.9% of net assets

Australia 7.2%
Banks 2.4%
Australia & New Zealand Banking Group Ltd.	692,660	14,625,799
Bank of Queensland Ltd.	89,063	706,723
Bendigo & Adelaide Bank Ltd.	101,431	856,571
Commonwealth Bank of Australia	407,122	22,664,841
National Australia Bank Ltd.	624,277	13,251,797
Westpac Banking Corp.	792,152	18,318,463
		70,424,194
Capital Goods 0.0%
CIMIC Group Ltd.	26,359	591,523
Commercial & Professional Supplies 0.1%
Brambles Ltd.	375,416	3,286,880
SEEK Ltd.	74,156	823,599
		4,110,479
Consumer Services 0.2%
Aristocrat Leisure Ltd.	128,377	1,494,673
Crown Resorts Ltd.	86,330	713,709
Domino's Pizza Enterprises Ltd.	14,586	710,570
Flight Centre Travel Group Ltd.	11,202	287,817
Tabcorp Holdings Ltd.	197,467	725,491
Tatts Group Ltd.	359,783	1,109,051
		5,041,311
Diversified Financials 0.3%
AMP Ltd.	709,105	2,458,973
ASX Ltd.	47,112	1,685,249
Challenger Ltd.	134,444	1,097,535
Macquarie Group Ltd.	71,824	4,341,716
Platinum Asset Management Ltd.	46,261	175,201
		9,758,674
Energy 0.3%
Caltex Australia Ltd.	64,807	1,508,528
Oil Search Ltd.	320,180	1,604,939
Origin Energy Ltd.	420,422	1,694,543
Santos Ltd.	395,441	1,058,101
Woodside Petroleum Ltd.	176,879	3,786,270
		9,652,381
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.5%
Wesfarmers Ltd.	268,339	8,355,789
Woolworths Ltd.	303,034	5,438,310
		13,794,099
Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	129,657	939,337
Treasury Wine Estates Ltd.	179,536	1,463,643
		2,402,980
Health Care Equipment & Services 0.2%
Cochlear Ltd.	13,562	1,317,702
Healthscope Ltd.	411,020	689,478
Ramsay Health Care Ltd.	33,875	1,886,326
Sonic Healthcare Ltd.	96,015	1,493,267
		5,386,773
Insurance 0.3%
Insurance Australia Group Ltd.	551,393	2,305,267
Medibank Pvt Ltd.	634,378	1,242,822
QBE Insurance Group Ltd.	323,456	2,450,660
Suncorp Group Ltd.	309,827	2,812,021
		8,810,770
Materials 1.1%
Alumina Ltd.	535,546	643,660
Amcor Ltd.	275,282	3,072,603
BHP Billiton Ltd.	759,420	13,267,697
Boral Ltd.	164,859	787,660
Fortescue Metals Group Ltd.	384,488	1,613,553
Incitec Pivot Ltd.	387,731	867,187
James Hardie Industries plc CDI	108,813	1,619,547
Newcrest Mining Ltd.	185,787	3,253,026
Orica Ltd.	85,202	1,052,618
Rio Tinto Ltd.	102,987	4,261,032
South32 Ltd.	1,284,917	2,507,541
		32,946,124
Media 0.0%
REA Group Ltd.	11,698	453,676
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
CSL Ltd.	110,063	8,398,419
Real Estate 0.7%
Dexus Property Group	239,107	1,624,286
Goodman Group	414,865	2,138,428
LendLease Group	136,065	1,393,837
Mirvac Group	854,706	1,355,850
Scentre Group	1,238,927	3,965,229
Stockland	562,198	1,888,108
The GPT Group	438,599	1,550,612
Vicinity Centres	803,376	1,751,971
Westfield Corp.	460,920	3,114,838
		18,783,159
Retailing 0.0%
Harvey Norman Holdings Ltd.	132,814	508,619
Software & Services 0.0%
Computershare Ltd.	115,712	926,888

53
Schwab Equity Index Funds  |  Annual Report
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Schwab International Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Telecommunication Services 0.2%
Telstra Corp., Ltd.	1,014,881	3,838,222
TPG Telecom Ltd.	90,804	520,676
Vocus Communications Ltd.	111,235	482,266
		4,841,164
Transportation 0.3%
Aurizon Holdings Ltd.	498,416	1,846,589
Qantas Airways Ltd.	144,571	335,958
Sydney Airport	251,805	1,197,028
Transurban Group	481,722	3,801,037
		7,180,612
Utilities 0.2%
AGL Energy Ltd.	158,055	2,302,469
APA Group	263,879	1,594,789
AusNet Services	407,266	463,900
DUET Group	544,007	984,885
		5,346,043
		209,357,888

Austria 0.2%
Banks 0.1%
Erste Group Bank AG *	72,284	2,266,740
Raiffeisen Bank International AG *	31,357	513,542
		2,780,282
Capital Goods 0.0%
ANDRITZ AG	16,537	864,643
Energy 0.1%
OMV AG	34,514	1,077,169
Materials 0.0%
voestalpine AG	25,103	889,300
		5,611,394

Belgium 1.3%
Banks 0.1%
KBC Group N.V.	59,647	3,636,143
Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	18,712	1,608,613
Food & Staples Retailing 0.0%
Colruyt S.A.	17,161	922,369
Food, Beverage & Tobacco 0.8%
Anheuser-Busch InBev S.A./N.V.	189,850	21,789,045
Insurance 0.1%
Ageas	48,027	1,754,590
Materials 0.1%
Solvay S.A.	17,808	2,042,817
Umicore S.A.	22,105	1,343,588
		3,386,405
Media 0.0%
Telenet Group Holding N.V. *	12,101	647,905
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	30,363	2,054,712
Telecommunication Services 0.0%
Proximus	34,481	986,932
		36,786,714

Denmark 1.7%
Banks 0.2%
Danske Bank A/S	165,052	5,091,692
Capital Goods 0.2%
Vestas Wind Systems A/S	52,597	4,213,853
Security	Number of Shares	Value ($)
Commercial & Professional Supplies 0.1%
ISS A/S	37,101	1,456,425
Consumer Durables & Apparel 0.1%
Pandora A/S	27,457	3,570,934
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	25,270	2,276,683
Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	26,765	1,864,522
William Demant Holding A/S *	32,260	600,263
		2,464,785
Insurance 0.0%
Tryg A/S	28,614	558,000
Materials 0.1%
Chr. Hansen Holding A/S	23,411	1,402,035
Novozymes A/S, B Shares	55,255	2,049,783
		3,451,818
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Genmab A/S *	12,842	2,114,745
Novo Nordisk A/S, Class B	451,381	16,080,665
		18,195,410
Telecommunication Services 0.0%
TDC A/S *	207,416	1,143,588
Transportation 0.2%
AP Moeller - Maersk A/S, Series A	924	1,350,576
AP Moeller - Maersk A/S, Series B	1,492	2,288,550
DSV A/S	45,591	2,207,509
		5,846,635
		48,269,823

Finland 0.9%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	26,034	873,222
Capital Goods 0.2%
Kone Oyj, Class B	79,861	3,674,539
Metso Oyj	25,010	655,756
Wartsila Oyj Abp	36,379	1,572,093
		5,902,388
Energy 0.1%
Neste Oyj	30,786	1,328,172
Insurance 0.2%
Sampo Oyj, A Shares	107,335	4,917,446
Materials 0.1%
Stora Enso Oyj, R Shares	127,451	1,204,428
UPM-Kymmene Oyj	129,195	3,005,271
		4,209,699
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	23,550	1,002,380
Technology Hardware & Equipment 0.2%
Nokia Oyj	1,374,405	6,136,111
Telecommunication Services 0.0%
Elisa Oyj	33,232	1,119,626
Utilities 0.1%
Fortum Oyj	102,012	1,700,428
		27,189,472

France 9.7%
Automobiles & Components 0.5%
Compagnie Generale des Etablissements Michelin	43,436	4,704,467
Peugeot S.A. *	110,690	1,657,584

54
Schwab Equity Index Funds  |  Annual Report
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Schwab International Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Renault S.A.	45,011	3,914,239
Valeo S.A.	57,219	3,301,814
		13,578,104
Banks 0.9%
BNP Paribas S.A.	251,545	14,585,398
Credit Agricole S.A.	245,639	2,650,197
Natixis S.A.	235,018	1,189,080
Societe Generale S.A.	181,809	7,091,915
		25,516,590
Capital Goods 1.7%
Airbus Group SE	138,392	8,217,699
Alstom S.A. *	37,761	1,014,701
Bouygues S.A.	48,125	1,568,754
Compagnie de Saint-Gobain	118,653	5,268,569
Eiffage S.A.	13,759	1,018,642
Legrand S.A.	63,523	3,588,848
Rexel S.A.	67,856	941,111
Safran S.A.	74,428	5,121,492
Schneider Electric SE	132,607	8,917,831
Thales S.A.	24,970	2,349,301
Vinci S.A.	119,163	8,629,724
Zodiac Aerospace	47,203	1,147,137
		47,783,809
Commercial & Professional Supplies 0.1%
Bureau Veritas S.A.	59,564	1,124,993
Edenred	49,244	1,139,682
Societe BIC S.A.	6,847	949,078
		3,213,753
Consumer Durables & Apparel 0.7%
Christian Dior SE	12,965	2,500,507
Hermes International	6,364	2,578,091
Kering	17,794	3,947,940
LVMH Moet Hennessy Louis Vuitton SE	66,116	12,037,154
		21,063,692
Consumer Services 0.1%
Accor S.A.	41,811	1,586,575
Sodexo S.A.	22,043	2,559,652
		4,146,227
Diversified Financials 0.0%
Eurazeo S.A.	9,507	547,451
Wendel S.A.	6,304	725,248
		1,272,699
Energy 0.9%
Technip S.A.	28,327	1,880,060
TOTAL S.A.	527,199	25,255,416
		27,135,476
Food & Staples Retailing 0.1%
Carrefour S.A.	130,580	3,422,364
Casino Guichard Perrachon S.A.	13,859	689,915
		4,112,279
Food, Beverage & Tobacco 0.6%
Danone S.A.	139,425	9,670,286
Pernod-Ricard S.A.	50,581	6,015,258
Remy Cointreau S.A.	5,148	417,416
		16,102,960
Health Care Equipment & Services 0.2%
Essilor International S.A.	49,169	5,525,289
Household & Personal Products 0.4%
L'Oreal S.A.	59,604	10,678,600
Security	Number of Shares	Value ($)
Insurance 0.4%
AXA S.A.	461,574	10,414,180
CNP Assurances	42,813	741,445
SCOR SE	39,088	1,265,810
		12,421,435
Materials 0.5%
Air Liquide S.A.	91,780	9,326,007
ArcelorMittal *	440,423	2,975,920
Arkema S.A.	16,784	1,591,498
Imerys S.A.	8,347	581,155
		14,474,580
Media 0.4%
Eutelsat Communications S.A.	42,441	889,344
JC Decaux S.A.	19,220	587,787
Lagardere S.C.A.	27,000	687,600
Publicis Groupe S.A.	44,647	3,062,772
SES S.A.	84,543	1,945,005
Vivendi S.A.	278,223	5,631,383
		12,803,891
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Sanofi	275,305	21,423,897
Real Estate 0.4%
Fonciere Des Regions	8,593	750,990
Gecina S.A.	9,373	1,366,595
ICADE	7,471	536,514
Klepierre	53,561	2,188,919
Unibail-Rodamco SE	23,847	5,660,442
		10,503,460
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	149,777	1,421,535
Software & Services 0.3%
Atos SE	20,754	2,153,717
Capgemini S.A.	38,877	3,219,670
Dassault Systemes S.A.	29,188	2,310,306
		7,683,693
Technology Hardware & Equipment 0.0%
Ingenico Group S.A.	13,215	1,045,278
Telecommunication Services 0.3%
Iliad S.A.	6,150	1,289,256
Orange S.A.	469,974	7,394,409
SFR Group S.A.	25,897	697,960
		9,381,625
Transportation 0.1%
Aeroports de Paris	6,658	672,505
Bollore S.A.	250,141	823,527
Groupe Eurotunnel SE - Reg'd	113,376	1,061,125
		2,557,157
Utilities 0.3%
Electricite de France S.A. (a)	54,100	606,473
Engie S.A.	347,273	5,008,273
Suez	73,480	1,163,897
Veolia Environnement S.A.	109,452	2,391,240
		9,169,883
		283,015,912

Germany 8.5%
Automobiles & Components 1.0%
Bayerische Motoren Werke AG	79,555	6,940,812
Continental AG	26,171	5,027,213
Daimler AG - Reg'd	228,385	16,293,436
Volkswagen AG	6,990	1,044,897
		29,306,358

55
Schwab Equity Index Funds  |  Annual Report
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Schwab International Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Banks 0.1%
Commerzbank AG	259,072	1,764,337
Capital Goods 0.9%
Brenntag AG	35,451	1,895,217
GEA Group AG	42,447	1,644,051
HOCHTIEF AG	4,861	663,755
MAN SE	8,932	914,243
OSRAM Licht AG	22,359	1,269,919
Siemens AG - Reg'd	180,435	20,500,545
		26,887,730
Consumer Durables & Apparel 0.3%
adidas AG	44,645	7,334,906
Hugo Boss AG	15,109	950,059
		8,284,965
Diversified Financials 0.3%
Deutsche Bank AG - Reg'd *	327,925	4,742,329
Deutsche Boerse AG *	45,917	3,585,586
		8,327,915
Food & Staples Retailing 0.0%
METRO AG	43,780	1,311,396
Health Care Equipment & Services 0.4%
Fresenius Medical Care AG & Co. KGaA	51,100	4,162,305
Fresenius SE & Co. KGaA	96,831	7,154,572
		11,316,877
Household & Personal Products 0.2%
Beiersdorf AG	24,480	2,158,149
Henkel AG & Co. KGaA	24,790	2,731,419
		4,889,568
Insurance 0.9%
Allianz SE - Reg'd	108,608	16,954,168
Hannover Rueck SE	13,699	1,528,278
Muenchener Rueckversicherungs-Gesellschaft AG - Reg'd	39,319	7,634,157
		26,116,603
Materials 1.3%
BASF SE	218,370	19,277,257
Covestro AG (d)	16,858	998,286
Evonik Industries AG	39,945	1,250,937
HeidelbergCement AG	33,272	3,147,466
K&S AG - Reg'd	43,159	873,959
LANXESS AG	20,526	1,316,223
Linde AG	43,600	7,201,263
Symrise AG	29,749	2,043,023
ThyssenKrupp AG	88,924	2,063,312
		38,171,726
Media 0.1%
Axel Springer SE	9,347	468,275
ProSiebenSat.1 Media SE	52,467	2,261,231
RTL Group S.A. *	8,951	701,499
		3,431,005
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Bayer AG - Reg'd	196,624	19,522,723
Merck KGaA	31,180	3,209,358
QIAGEN N.V. *	50,348	1,231,385
		23,963,466
Real Estate 0.2%
Deutsche Wohnen AG	79,214	2,588,058
Vonovia SE	110,458	3,894,184
		6,482,242
Security	Number of Shares	Value ($)
Retailing 0.0%
Zalando SE *(d)	20,862	917,400
Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG	268,027	4,820,542
Software & Services 0.8%
SAP SE	233,481	20,569,542
United Internet AG - Reg'd	30,312	1,246,267
		21,815,809
Telecommunication Services 0.5%
Deutsche Telekom AG - Reg'd	760,204	12,402,894
Telefonica Deutschland Holding AG	186,815	724,527
		13,127,421
Transportation 0.3%
Deutsche Lufthansa AG - Reg'd	53,108	679,735
Deutsche Post AG - Reg'd	227,574	7,057,268
Fraport AG Frankfurt Airport Services Worldwide	9,632	571,760
		8,308,763
Utilities 0.2%
E.ON SE	481,636	3,529,840
Innogy SE *(d)	33,000	1,310,467
RWE AG *	119,048	1,893,957
		6,734,264
		245,978,387

Hong Kong 3.5%
Banks 0.3%
BOC Hong Kong (Holdings) Ltd.	856,000	3,051,004
Hang Seng Bank Ltd.	180,636	3,257,646
The Bank of East Asia Ltd.	270,200	1,086,179
		7,394,829
Capital Goods 0.4%
CK Hutchison Holdings Ltd.	635,525	7,847,483
Jardine Matheson Holdings Ltd.	58,900	3,587,599
NWS Holdings Ltd.	319,000	564,423
		11,999,505
Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	1,378,000	677,392
Techtronic Industries Co., Ltd.	331,000	1,243,616
Yue Yuen Industrial Holdings Ltd.	199,000	757,838
		2,678,846
Consumer Services 0.2%
Galaxy Entertainment Group Ltd.	568,000	2,325,748
Melco Crown Entertainment Ltd. ADR	45,490	761,503
MGM China Holdings Ltd.	183,200	302,249
Sands China Ltd.	592,400	2,570,871
Shangri-La Asia Ltd.	258,000	283,360
SJM Holdings Ltd.	398,000	274,706
Wynn Macau Ltd.	425,200	651,411
		7,169,848
Diversified Financials 0.3%
First Pacific Co., Ltd.	493,250	373,663
Hong Kong Exchanges & Clearing Ltd.	274,318	7,252,003
		7,625,666
Food, Beverage & Tobacco 0.0%
WH Group Ltd. (d)	1,335,500	1,081,616
Insurance 0.6%
AIA Group Ltd.	2,876,400	18,095,437

56
Schwab Equity Index Funds  |  Annual Report
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Schwab International Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Real Estate 1.0%
Cheung Kong Property Holdings Ltd.	632,025	4,672,344
Hang Lung Properties Ltd.	536,000	1,178,724
Henderson Land Development Co., Ltd.	266,681	1,577,479
Hongkong Land Holdings Ltd.	286,700	1,919,826
Hysan Development Co., Ltd.	156,000	720,000
Kerry Properties Ltd.	166,500	527,206
Link REIT	525,000	3,734,816
New World Development Co., Ltd.	1,295,666	1,610,836
Sino Land Co., Ltd.	700,000	1,188,557
Sun Hung Kai Properties Ltd.	348,604	5,191,105
Swire Pacific Ltd., Class A	127,590	1,326,152
Swire Properties Ltd.	277,600	797,178
The Wharf Holdings Ltd.	322,100	2,415,011
Wheelock & Co., Ltd.	181,000	1,113,893
		27,973,127
Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	56,800	547,244
Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	650,000	893,424
PCCW Ltd.	976,000	580,961
		1,474,385
Transportation 0.1%
Cathay Pacific Airways Ltd.	259,000	340,905
MTR Corp., Ltd.	341,000	1,887,120
		2,228,025
Utilities 0.4%
Cheung Kong Infrastructure Holdings Ltd.	150,000	1,227,572
CLP Holdings Ltd.	395,580	4,021,065
HK Electric Investments & HK Electric Investments Ltd. (d)	644,000	637,807
Hong Kong & China Gas Co., Ltd.	1,851,867	3,617,549
Power Assets Holdings Ltd.	323,500	3,036,271
		12,540,264
		100,808,792

Ireland 0.4%
Banks 0.0%
Bank of Ireland *	6,507,733	1,392,997
Consumer Services 0.1%
Paddy Power Betfair plc	18,281	1,894,380
Food, Beverage & Tobacco 0.1%
Kerry Group plc, Class A	36,847	2,675,284
Materials 0.2%
CRH plc	196,042	6,364,321
Transportation 0.0%
Ryanair Holdings plc *	43,580	603,992
		12,930,974

Israel 0.7%
Banks 0.1%
Bank Hapoalim B.M.	264,940	1,528,102
Bank Leumi Le-Israel B.M. *	347,306	1,310,406
Mizrahi Tefahot Bank Ltd.	30,973	403,364
		3,241,872
Materials 0.0%
Israel Chemicals Ltd.	111,577	396,497
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Taro Pharmaceutical Industries Ltd. *(a)	3,544	359,751
Teva Pharmaceutical Industries Ltd.	216,869	9,057,696
		9,417,447
Real Estate 0.0%
Azrieli Group Ltd.	8,005	340,788
Software & Services 0.2%
Check Point Software Technologies Ltd. *	31,217	2,639,710
Mobileye N.V. *	41,706	1,550,629
Nice Ltd.	13,354	886,412
		5,076,751
Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	476,268	865,096
		19,338,451

Italy 1.9%
Automobiles & Components 0.1%
Ferrari N.V.	30,129	1,586,290
Fiat Chrysler Automobiles N.V.	213,501	1,565,160
		3,151,450
Banks 0.4%
Intesa Sanpaolo S.p.A.	2,989,198	6,930,965
Mediobanca S.p.A.	139,974	1,025,349
UniCredit S.p.A.	1,267,707	3,145,954
Unione di Banche Italiane S.p.A. (a)	204,609	564,517
		11,666,785
Capital Goods 0.1%
CNH Industrial N.V.	245,645	1,907,099
Leonardo-Finmeccanica S.p.A. *	92,749	1,129,353
Prysmian S.p.A.	46,111	1,146,670
		4,183,122
Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	39,791	1,981,291
Diversified Financials 0.0%
EXOR S.p.A.	27,867	1,184,758
Energy 0.4%
Eni S.p.A.	605,659	8,789,479
Saipem S.p.A. *	1,497,124	615,635
Tenaris S.A.	107,788	1,524,526
		10,929,640
Insurance 0.2%
Assicurazioni Generali S.p.A.	271,443	3,506,322
Poste Italiane S.p.A (d)	124,707	830,138
UnipolSai S.p.A.	249,290	476,396
		4,812,856
Telecommunication Services 0.1%
Telecom Italia S.p.A. *	2,375,637	2,065,125
Transportation 0.1%
Atlantia S.p.A.	97,393	2,384,565
Utilities 0.4%
Enel S.p.A.	1,807,453	7,770,851
Snam S.p.A.	579,857	3,055,161
Terna - Rete Elettrica Nationale S.p.A.	363,475	1,779,181
		12,605,193
		54,964,785

57
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Japan 24.4%
Automobiles & Components 3.2%
Aisin Seiki Co., Ltd.	45,600	2,003,097
Bridgestone Corp.	154,957	5,783,560
Denso Corp.	116,200	5,056,441
Fuji Heavy Industries Ltd.	146,400	5,720,797
Honda Motor Co., Ltd.	387,339	11,589,804
Isuzu Motors Ltd.	145,300	1,797,238
Koito Manufacturing Co., Ltd.	26,000	1,365,049
Mazda Motor Corp.	129,500	2,147,598
Mitsubishi Motors Corp.	146,600	813,832
NGK Spark Plug Co., Ltd.	40,200	797,782
NHK Spring Co., Ltd.	37,000	350,218
Nissan Motor Co., Ltd.	589,996	6,001,724
NOK Corp.	20,800	468,743
Stanley Electric Co., Ltd.	33,100	911,394
Sumitomo Electric Industries Ltd.	178,900	2,642,974
Sumitomo Rubber Industries Ltd.	40,700	682,794
Suzuki Motor Corp.	86,300	3,077,139
The Yokohama Rubber Co., Ltd.	24,500	425,383
Toyoda Gosei Co., Ltd.	17,100	391,841
Toyota Industries Corp.	39,700	1,821,568
Toyota Motor Corp.	633,703	36,759,029
Yamaha Motor Co., Ltd.	63,000	1,399,546
		92,007,551
Banks 1.9%
Aozora Bank Ltd.	253,000	835,927
Concordia Financial Group Ltd.	277,000	1,284,366
Fukuoka Financial Group, Inc.	180,000	778,945
Japan Post Bank Co., Ltd.	88,600	1,044,147
Kyushu Financial Group, Inc.	75,000	498,708
Mebuki Financial Group, Inc.	226,580	806,342
Mitsubishi UFJ Financial Group, Inc.	3,029,009	15,629,106
Mizuho Financial Group, Inc.	5,663,234	9,535,482
Resona Holdings, Inc.	520,600	2,307,549
Seven Bank Ltd.	149,400	459,284
Shinsei Bank Ltd.	411,000	664,489
Sumitomo Mitsui Financial Group, Inc.	318,746	11,051,454
Sumitomo Mitsui Trust Holdings, Inc.	79,000	2,665,679
Suruga Bank Ltd.	44,300	1,081,491
The Bank of Kyoto Ltd.	77,000	564,664
The Chiba Bank Ltd.	169,000	1,045,229
The Chugoku Bank Ltd.	43,400	582,321
The Hachijuni Bank Ltd.	95,000	517,903
The Hiroshima Bank Ltd.	116,000	496,440
The Iyo Bank Ltd.	57,500	353,383
The Shizuoka Bank Ltd.	132,000	1,114,018
Yamaguchi Financial Group, Inc.	50,000	551,216
		53,868,143
Capital Goods 3.3%
Amada Holdings Co., Ltd.	86,000	979,634
Asahi Glass Co., Ltd.	246,000	1,720,476
Daikin Industries Ltd.	55,100	5,280,216
FANUC Corp.	46,200	8,458,639
Fuji Electric Co., Ltd.	140,000	699,101
Hino Motors Ltd.	61,600	671,452
Hitachi Construction Machinery Co., Ltd.	23,300	487,392
Hoshizaki Corp.	11,900	1,073,955
IHI Corp. *	356,000	936,535
ITOCHU Corp.	355,200	4,485,712
JGC Corp.	48,000	848,532
JTEKT Corp.	53,100	785,802
Kajima Corp.	215,000	1,449,861
Kawasaki Heavy Industries Ltd.	357,000	1,042,759
Security	Number of Shares	Value ($)
Keihan Holdings Co., Ltd.	115,000	776,434
Komatsu Ltd.	219,309	4,881,622
Kubota Corp.	251,000	4,045,706
Kurita Water Industries Ltd.	25,000	591,668
LIXIL Group Corp.	64,900	1,490,643
Mabuchi Motor Co., Ltd.	11,300	656,876
Makita Corp.	26,500	1,832,218
Marubeni Corp.	393,000	2,065,127
Minebea Co., Ltd.	89,000	908,199
Mitsubishi Corp.	358,600	7,804,914
Mitsubishi Electric Corp.	453,000	6,128,715
Mitsubishi Heavy Industries Ltd.	760,000	3,251,178
Mitsui & Co., Ltd.	398,700	5,523,996
Nabtesco Corp.	28,000	836,264
NGK Insulators Ltd.	63,000	1,156,346
Nidec Corp.	56,600	5,476,620
NSK Ltd.	102,400	1,138,331
Obayashi Corp.	157,000	1,512,414
Seibu Holdings, Inc.	40,700	704,194
Shimizu Corp.	124,000	1,102,069
SMC Corp.	13,300	3,855,339
Sumitomo Corp.	282,000	3,242,043
Sumitomo Heavy Industries Ltd.	123,000	647,535
Taisei Corp.	255,000	1,911,237
THK Co., Ltd.	33,300	703,089
Toshiba Corp. *	938,178	3,396,976
TOTO Ltd.	32,500	1,298,396
Toyota Tsusho Corp.	49,200	1,161,537
		97,019,752
Commercial & Professional Supplies 0.4%
Dai Nippon Printing Co., Ltd.	132,000	1,323,998
Park24 Co., Ltd.	25,000	772,468
Recruit Holdings Co., Ltd.	87,000	3,494,748
Secom Co., Ltd.	49,500	3,570,888
Sohgo Security Services Co., Ltd.	17,100	778,791
Toppan Printing Co., Ltd.	128,000	1,203,714
		11,144,607
Consumer Durables & Apparel 1.1%
Asics Corp.	36,800	785,286
Bandai Namco Holdings, Inc.	47,500	1,422,910
Casio Computer Co., Ltd.	48,900	681,107
Iida Group Holdings Co., Ltd.	37,800	730,655
Nikon Corp.	81,700	1,234,725
Panasonic Corp.	527,912	5,445,866
Rinnai Corp.	8,500	816,563
Sankyo Co., Ltd.	10,600	373,427
Sega Sammy Holdings, Inc.	40,300	595,064
Sekisui Chemical Co., Ltd.	97,000	1,527,622
Sekisui House Ltd.	147,000	2,428,987
Sharp Corp. *(a)	355,000	615,955
Shimano, Inc.	17,600	3,009,242
Sony Corp.	299,600	9,442,866
Yamaha Corp.	40,300	1,439,896
		30,550,171
Consumer Services 0.1%
Benesse Holdings, Inc.	14,200	372,071
McDonald's Holdings Co., Ltd.	15,000	431,591
Oriental Land Co., Ltd.	51,600	3,014,110
		3,817,772
Diversified Financials 0.6%
Acom Co., Ltd. *	88,800	408,617
AEON Financial Service Co., Ltd.	24,800	436,586
Credit Saison Co., Ltd.	34,000	587,761
Daiwa Securities Group, Inc.	404,000	2,411,956
Japan Exchange Group, Inc.	120,600	1,790,645

58
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Mitsubishi UFJ Lease & Finance Co., Ltd.	123,600	598,370
Nomura Holdings, Inc.	852,500	4,270,117
ORIX Corp.	318,400	5,045,491
SBI Holdings, Inc.	48,290	573,650
		16,123,193
Energy 0.2%
Idemitsu Kosan Co., Ltd.	20,100	461,896
Inpex Corp.	224,700	2,096,173
JX Holdings, Inc.	491,600	1,942,391
Showa Shell Sekiyu K.K.	49,300	459,342
TonenGeneral Sekiyu K.K.	68,000	669,564
		5,629,366
Food & Staples Retailing 0.5%
Aeon Co., Ltd.	161,200	2,227,726
FamilyMart UNY Holdings Co., Ltd.	19,000	1,191,690
Lawson, Inc.	14,900	1,132,176
Seven & i Holdings Co., Ltd.	178,603	7,454,766
Sundrug Co., Ltd.	8,600	676,492
Tsuruha Holdings, Inc.	8,500	980,755
		13,663,605
Food, Beverage & Tobacco 1.0%
Ajinomoto Co., Inc.	130,700	2,906,432
Asahi Group Holdings Ltd.	93,700	3,342,368
Calbee, Inc.	16,700	605,903
Japan Tobacco, Inc.	260,400	9,900,440
Kikkoman Corp.	35,000	1,113,470
Kirin Holdings Co., Ltd.	194,300	3,340,339
MEIJI Holdings Co., Ltd.	27,000	2,692,985
NH Foods Ltd.	39,000	934,581
Nisshin Seifun Group, Inc.	49,400	727,674
Nissin Foods Holdings Co., Ltd.	15,200	879,760
Suntory Beverage & Food Ltd.	34,000	1,486,628
Toyo Suisan Kaisha Ltd.	22,800	923,714
Yakult Honsha Co., Ltd.	19,800	923,142
Yamazaki Baking Co., Ltd.	32,000	717,503
		30,494,939
Health Care Equipment & Services 0.6%
Alfresa Holdings Corp.	43,000	908,761
CYBERDYNE, Inc. *(a)	23,300	349,649
Hoya Corp.	94,407	3,939,036
M3, Inc.	44,200	1,345,053
Medipal Holdings Corp.	43,300	739,833
Miraca Holdings, Inc.	11,800	569,659
Olympus Corp.	67,100	2,391,812
Suzuken Co., Ltd.	19,500	626,312
Sysmex Corp.	37,000	2,564,176
Terumo Corp.	80,300	3,105,343
		16,539,634
Household & Personal Products 0.4%
Kao Corp.	120,219	6,186,050
Kose Corp.	8,000	729,850
Pola Orbis Holdings, Inc.	5,300	441,009
Shiseido Co., Ltd.	90,100	2,324,043
Unicharm Corp.	93,800	2,230,489
		11,911,441
Insurance 0.7%
Dai-ichi Life Holdings, Inc.	255,000	3,738,547
Japan Post Holdings Co., Ltd.	105,000	1,336,565
MS&AD Insurance Group Holdings, Inc.	119,962	3,561,289
Sompo Holdings, Inc.	80,200	2,595,015
Sony Financial Holdings, Inc.	40,600	570,205
Security	Number of Shares	Value ($)
T&D Holdings, Inc.	138,100	1,670,022
Tokio Marine Holdings, Inc.	162,899	6,425,283
		19,896,926
Materials 1.4%
Air Water, Inc.	34,000	636,141
Asahi Kasei Corp.	292,000	2,632,388
Daicel Corp.	72,300	950,686
Hitachi Chemical Co., Ltd.	22,600	528,317
Hitachi Metals Ltd.	44,700	558,721
JFE Holdings, Inc.	124,700	1,787,271
JSR Corp.	40,300	612,417
Kaneka Corp.	72,000	595,705
Kansai Paint Co., Ltd.	48,500	1,042,269
Kobe Steel Ltd. *	68,700	566,933
Kuraray Co., Ltd.	88,000	1,334,125
Maruichi Steel Tube Ltd.	13,300	428,809
Mitsubishi Chemical Holdings Corp.	322,400	2,116,854
Mitsubishi Gas Chemical Co., Inc.	42,500	654,105
Mitsubishi Materials Corp.	27,200	779,306
Mitsui Chemicals, Inc.	220,000	1,083,424
Nippon Paint Holdings Co., Ltd.	36,100	1,227,471
Nippon Steel & Sumitomo Metal Corp.	190,241	3,769,218
Nitto Denko Corp.	40,000	2,786,733
Oji Holdings Corp.	207,000	875,236
Shin-Etsu Chemical Co., Ltd.	92,560	7,018,023
Sumitomo Chemical Co., Ltd.	380,000	1,797,163
Sumitomo Metal Mining Co., Ltd.	119,000	1,546,387
Taiheiyo Cement Corp.	281,000	804,757
Taiyo Nippon Sanso Corp.	27,900	293,266
Teijin Ltd.	48,200	931,292
Toray Industries, Inc.	351,000	3,266,731
Toyo Seikan Group Holdings Ltd.	40,600	748,872
		41,372,620
Media 0.1%
Dentsu, Inc.	50,600	2,522,370
Hakuhodo DY Holdings, Inc.	53,300	640,600
Toho Co., Ltd.	29,100	873,069
		4,036,039
Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Astellas Pharma, Inc.	504,050	7,481,036
Chugai Pharmaceutical Co., Ltd.	53,200	1,812,944
Daiichi Sankyo Co., Ltd.	142,200	3,416,956
Eisai Co., Ltd.	60,900	3,881,017
Hisamitsu Pharmaceutical Co., Inc.	14,600	778,794
Kyowa Hakko Kirin Co., Ltd.	62,300	950,580
Mitsubishi Tanabe Pharma Corp.	51,200	996,581
Ono Pharmaceutical Co., Ltd.	99,500	2,522,690
Otsuka Holdings Co., Ltd.	91,100	3,987,071
Santen Pharmaceutical Co., Ltd.	90,800	1,324,078
Shionogi & Co., Ltd.	71,700	3,531,080
Sumitomo Dainippon Pharma Co., Ltd.	41,500	718,765
Taisho Pharmaceutical Holdings Co., Ltd.	8,600	838,924
Takeda Pharmaceutical Co., Ltd.	168,500	7,536,152
		39,776,668
Real Estate 1.1%
Aeon Mall Co., Ltd.	27,400	406,911
Daito Trust Construction Co., Ltd.	17,100	2,865,596
Daiwa House Industry Co., Ltd.	133,800	3,672,349
Daiwa House REIT Investment Corp.	300	813,353
Hulic Co., Ltd.	66,400	632,240
Japan Prime Realty Investment Corp.	196	846,445
Japan Real Estate Investment Corp.	310	1,795,160

59
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Japan Retail Fund Investment Corp.	624	1,419,597
Mitsubishi Estate Co., Ltd.	298,502	5,932,674
Mitsui Fudosan Co., Ltd.	211,777	4,822,987
Nippon Building Fund, Inc.	343	2,038,188
Nippon Prologis REIT, Inc.	396	896,212
Nomura Real Estate Holdings, Inc.	31,300	528,552
Nomura Real Estate Master Fund, Inc.	957	1,553,406
NTT Urban Development Corp.	22,700	208,685
Sumitomo Realty & Development Co., Ltd.	86,000	2,260,580
Tokyo Tatemono Co., Ltd.	48,500	616,089
Tokyu Fudosan Holdings Corp.	132,900	749,073
United Urban Investment Corp.	678	1,146,511
		33,204,608
Retailing 0.6%
ABC-Mart, Inc.	8,180	497,728
Don Quijote Holdings Co., Ltd.	28,100	1,068,070
Fast Retailing Co., Ltd.	12,700	4,278,584
Hikari Tsushin, Inc.	5,100	468,157
Isetan Mitsukoshi Holdings Ltd.	73,000	737,773
J. Front Retailing Co., Ltd.	59,500	819,097
Marui Group Co., Ltd.	52,300	733,694
Nitori Holdings Co., Ltd.	19,200	2,293,474
Rakuten, Inc.	220,820	2,545,756
Ryohin Keikaku Co., Ltd.	5,800	1,238,895
Shimamura Co., Ltd.	5,400	691,278
Start Today Co., Ltd.	41,400	725,491
Takashimaya Co., Ltd.	81,000	660,635
USS Co., Ltd.	51,600	872,679
Yamada Denki Co., Ltd.	142,700	737,614
		18,368,925
Semiconductors & Semiconductor Equipment 0.2%
Rohm Co., Ltd.	21,500	1,130,139
Tokyo Electron Ltd.	37,300	3,364,644
		4,494,783
Software & Services 0.6%
Fujitsu Ltd.	433,000	2,568,177
GungHo Online Entertainment, Inc. (a)	80,100	202,658
Kakaku.com, Inc.	38,400	645,141
Konami Holdings Corp.	24,600	971,513
Mixi, Inc.	10,100	371,055
Nexon Co., Ltd.	41,200	701,347
Nintendo Co., Ltd.	26,939	6,493,921
Nomura Research Institute Ltd.	29,400	1,019,722
NTT Data Corp.	31,100	1,604,922
Obic Co., Ltd.	15,400	800,006
Oracle Corp., Japan	9,600	522,459
Otsuka Corp.	13,300	632,789
Trend Micro, Inc.	24,700	869,793
Yahoo Japan Corp.	353,000	1,354,105
		18,757,608
Technology Hardware & Equipment 1.8%
Alps Electric Co., Ltd.	41,900	1,005,084
Brother Industries Ltd.	54,100	992,695
Canon, Inc.	254,295	7,305,390
FUJIFILM Holdings Corp.	104,311	3,944,093
Hamamatsu Photonics K.K.	33,000	998,532
Hirose Electric Co., Ltd.	7,085	934,900
Hitachi High-Technologies Corp.	15,900	663,126
Hitachi Ltd.	1,155,079	6,157,602
Keyence Corp.	10,700	7,844,078
Konica Minolta, Inc.	106,500	953,924
Kyocera Corp.	76,600	3,721,914
Security	Number of Shares	Value ($)
Murata Manufacturing Co., Ltd.	45,474	6,350,054
NEC Corp.	605,000	1,617,782
Nippon Electric Glass Co., Ltd.	88,000	478,718
Omron Corp.	46,400	1,780,869
Ricoh Co., Ltd.	155,600	1,268,175
Seiko Epson Corp.	70,400	1,426,855
Shimadzu Corp.	58,000	843,938
TDK Corp.	29,400	2,029,937
Yaskawa Electric Corp.	53,900	859,915
Yokogawa Electric Corp.	51,000	716,395
		51,893,976
Telecommunication Services 1.5%
KDDI Corp.	433,100	13,163,275
Nippon Telegraph & Telephone Corp.	163,156	7,233,820
NTT DOCOMO, Inc.	338,000	8,488,526
SoftBank Group Corp.	227,000	14,296,705
		43,182,326
Transportation 1.2%
ANA Holdings, Inc.	293,000	822,971
Central Japan Railway Co.	34,300	5,832,582
East Japan Railway Co.	79,560	7,003,543
Hankyu Hanshin Holdings, Inc.	54,600	1,807,705
Japan Airlines Co., Ltd.	27,200	802,721
Japan Airport Terminal Co., Ltd. (a)	9,200	353,168
Kamigumi Co., Ltd.	51,000	435,464
Keikyu Corp.	111,000	1,119,866
Keio Corp.	132,000	1,092,524
Keisei Electric Railway Co., Ltd.	31,500	759,464
Kintetsu Group Holdings Co., Ltd.	440,000	1,776,070
Mitsubishi Logistics Corp.	25,000	338,411
Mitsui O.S.K. Lines Ltd.	273,000	682,685
Nagoya Railroad Co., Ltd.	227,000	1,197,836
Nippon Express Co., Ltd.	185,000	913,797
Nippon Yusen K.K.	383,000	783,813
Odakyu Electric Railway Co., Ltd.	69,500	1,418,060
Tobu Railway Co., Ltd.	221,000	1,085,008
Tokyu Corp.	250,000	1,871,611
West Japan Railway Co.	38,400	2,364,550
Yamato Holdings Co., Ltd.	83,400	1,900,109
		34,361,958
Utilities 0.5%
Chubu Electric Power Co., Inc.	151,800	2,234,701
Electric Power Development Co., Ltd.	33,800	787,098
Hokuriku Electric Power Co.	40,300	457,748
Kyushu Electric Power Co., Inc.	104,200	946,820
Osaka Gas Co., Ltd.	443,000	1,842,527
Shikoku Electric Power Co., Inc.	42,400	398,711
The Chugoku Electric Power Co., Inc.	70,100	820,269
The Kansai Electric Power Co., Inc. *	163,400	1,562,148
Toho Gas Co., Ltd.	89,000	825,328
Tohoku Electric Power Co., Inc.	111,800	1,369,758
Tokyo Electric Power Co. Holdings, Inc. *	343,990	1,332,817
Tokyo Gas Co., Ltd.	481,201	2,183,434
		14,761,359
		706,877,970

Netherlands 3.3%
Banks 0.5%
ABN AMRO Group N.V. CVA (d)	55,335	1,277,113
ING Groep N.V.	916,628	12,032,586
		13,309,699

60
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Capital Goods 0.3%
AerCap Holdings N.V. *	40,677	1,672,232
Boskalis Westminster N.V.	21,558	695,279
Koninklijke Philips N.V.	220,589	6,646,824
		9,014,335
Commercial & Professional Supplies 0.3%
Randstad Holding N.V.	26,986	1,387,966
RELX N.V.	238,840	4,027,448
Wolters Kluwer N.V.	73,207	2,830,934
		8,246,348
Energy 0.0%
Koninklijke Vopak N.V.	16,676	841,680
Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize N.V.	305,221	6,962,823
Food, Beverage & Tobacco 0.3%
Coca-Cola European Partners plc	47,000	1,808,807
Heineken Holding N.V.	24,444	1,880,765
Heineken N.V.	55,259	4,551,584
		8,241,156
Household & Personal Products 0.6%
Unilever N.V. CVA	385,786	16,135,876
Insurance 0.1%
Aegon N.V.	434,813	1,880,976
NN Group N.V.	76,122	2,292,995
		4,173,971
Materials 0.2%
Akzo Nobel N.V.	58,503	3,779,940
Koninklijke DSM N.V.	43,663	2,806,418
OCI N.V. *(a)	21,770	302,177
		6,888,535
Media 0.1%
Altice N.V., Class A *	91,755	1,692,332
Altice N.V., Class B *	24,908	463,699
		2,156,031
Semiconductors & Semiconductor Equipment 0.6%
ASML Holding N.V.	87,431	9,249,668
NXP Semiconductors N.V. *	69,916	6,991,600
		16,241,268
Software & Services 0.0%
Gemalto N.V.	19,973	1,085,166
Telecommunication Services 0.1%
Koninklijke KPN N.V.	786,744	2,565,375
		95,862,263

New Zealand 0.2%
Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	97,507	618,863
Materials 0.1%
Fletcher Building Ltd.	171,142	1,267,831
Telecommunication Services 0.0%
Spark New Zealand Ltd.	420,111	1,098,752
Transportation 0.0%
Auckland International Airport Ltd.	241,551	1,137,600
Utilities 0.1%
Contact Energy Ltd.	165,447	562,567
Mercury NZ Ltd.	131,151	286,307
Meridian Energy Ltd.	316,280	581,306
		1,430,180
		5,553,226

Security	Number of Shares	Value ($)
Norway 0.6%
Banks 0.1%
DNB A.S.A.	230,626	3,334,085
Energy 0.2%
Statoil A.S.A.	267,877	4,373,361
Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A. *	89,225	1,619,101
Orkla A.S.A.	198,846	1,877,588
		3,496,689
Insurance 0.0%
Gjensidige Forsikring A.S.A.	40,763	730,353
Materials 0.1%
Norsk Hydro A.S.A.	331,184	1,480,637
Yara International A.S.A.	40,976	1,447,447
		2,928,084
Media 0.0%
Schibsted A.S.A., B Shares	20,539	462,746
Schibsted A.S.A., Class A	17,000	407,448
		870,194
Telecommunication Services 0.1%
Telenor A.S.A.	180,244	2,866,752
		18,599,518

Portugal 0.1%
Banks 0.0%
Banco Espirito Santo S.A. - Reg'd *(b)(f)	470,491	—
Energy 0.0%
Galp Energia, SGPS, S.A.	104,351	1,414,819
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	59,857	1,028,530
Utilities 0.1%
EDP - Energias de Portugal S.A.	562,711	1,859,906
		4,303,255

Singapore 1.2%
Banks 0.5%
DBS Group Holdings Ltd.	415,346	4,476,892
Oversea-Chinese Banking Corp., Ltd.	728,371	4,437,335
United Overseas Bank Ltd.	307,533	4,148,811
		13,063,038
Capital Goods 0.1%
Keppel Corp., Ltd.	353,600	1,337,190
Noble Group Ltd. *(a)	2,187,800	260,133
Sembcorp Industries Ltd.	260,600	471,898
Sembcorp Marine Ltd. (a)	152,000	140,940
Singapore Technologies Engineering Ltd.	375,200	843,512
Yangzijiang Shipbuilding Holdings Ltd.	431,000	230,418
		3,284,091
Consumer Services 0.0%
Genting Singapore plc	1,564,900	837,404
Diversified Financials 0.0%
Singapore Exchange Ltd.	186,900	952,253
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	1,652,500	456,304
Wilmar International Ltd.	456,200	1,083,072
		1,539,376

61
Schwab Equity Index Funds  |  Annual Report
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Schwab International Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Media 0.0%
Singapore Press Holdings Ltd.	367,400	981,836
Real Estate 0.2%
Ascendas Real Estate Investment Trust	541,900	923,477
CapitaLand Commercial Trust	452,900	512,512
CapitaLand Ltd.	562,500	1,247,577
CapitaLand Mall Trust	644,100	959,800
City Developments Ltd.	87,300	531,546
Global Logistic Properties Ltd.	606,000	771,106
Suntec Real Estate Investment Trust	570,100	688,568
UOL Group Ltd.	128,200	521,413
		6,155,999
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	22,000	666,207
Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,875,737	5,227,541
StarHub Ltd.	129,000	313,137
		5,540,678
Transportation 0.1%
ComfortDelGro Corp., Ltd.	537,600	980,161
Hutchison Port Holdings Trust, Class U	1,165,600	517,771
Singapore Airlines Ltd.	128,400	934,360
		2,432,292
		35,453,174

Spain 3.2%
Banks 1.2%
Banco Bilbao Vizcaya Argentaria S.A.	1,553,324	11,181,894
Banco De Sabadell S.A.	1,207,465	1,612,241
Banco Popular Espanol S.A.	835,149	913,763
Banco Santander S.A.	3,427,155	16,793,148
Bankia S.A.	1,163,780	1,022,444
Bankinter S.A.	167,699	1,281,785
CaixaBank S.A.	789,114	2,381,063
		35,186,338
Capital Goods 0.1%
ACS Actividades de Construccion y Servicios S.A.	43,649	1,335,165
Ferrovial S.A.	117,317	2,279,217
Zardoya Otis S.A.	44,981	378,835
		3,993,217
Energy 0.1%
Repsol S.A.	264,013	3,686,279
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	135,669	724,621
Insurance 0.0%
Mapfre S.A.	244,029	723,894
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	69,528	1,371,946
Retailing 0.3%
Industria de Diseno Textil S.A.	256,518	8,950,533
Software & Services 0.2%
Amadeus IT Group S.A.	104,202	4,904,144
Telecommunication Services 0.4%
Telefonica S.A.	1,064,002	10,810,902
Security	Number of Shares	Value ($)
Transportation 0.2%
Abertis Infraestructuras S.A.	152,276	2,257,127
Aena S.A. (d)	15,870	2,325,520
International Consolidated Airlines Group S.A.	193,828	1,027,112
		5,609,759
Utilities 0.6%
Enagas S.A.	53,218	1,525,491
Endesa S.A.	76,694	1,627,878
Gas Natural SDG S.A.	82,954	1,632,892
Iberdrola S.A.	1,287,082	8,759,170
Red Electrica Corp. S.A.	104,948	2,186,326
		15,731,757
		91,693,390

Sweden 2.7%
Banks 0.7%
Nordea Bank AB	717,282	7,538,006
Skandinaviska Enskilda Banken AB, A Shares	359,184	3,622,870
Svenska Handelsbanken AB, A Shares	362,809	4,946,220
Swedbank AB, A Shares	210,066	4,915,380
		21,022,476
Capital Goods 0.8%
Alfa Laval AB	71,707	1,028,757
Assa Abloy AB, Class B	239,253	4,348,050
Atlas Copco AB, A Shares	159,588	4,675,141
Atlas Copco AB, B Shares	94,007	2,455,518
Sandvik AB	260,070	2,954,761
Skanska AB, B Shares	81,302	1,765,600
SKF AB, B Shares	94,053	1,593,065
Volvo AB, B Shares	364,022	3,904,461
		22,725,353
Commercial & Professional Supplies 0.1%
Securitas AB, B Shares	73,924	1,140,934
Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	56,468	1,336,504
Husqvarna AB, B Shares	94,980	714,076
		2,050,580
Diversified Financials 0.2%
Industrivarden AB, C Shares	41,251	735,728
Investor AB, B Shares	108,254	3,844,354
Kinnevik AB, Class B	55,465	1,402,232
		5,982,314
Energy 0.0%
Lundin Petroleum AB *	42,073	756,274
Food & Staples Retailing 0.0%
ICA Gruppen AB	19,005	590,004
Food, Beverage & Tobacco 0.1%
Swedish Match AB	45,711	1,590,748
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	47,027	770,090
Household & Personal Products 0.1%
Svenska Cellulosa AB, S.C.A., B Shares	142,287	4,029,967
Materials 0.1%
Boliden AB	68,957	1,598,177
Retailing 0.2%
Hennes & Mauritz AB, B Shares	224,358	6,309,542

62
Schwab Equity Index Funds  |  Annual Report
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Schwab International Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.2%
Hexagon AB, B Shares	62,898	2,200,931
Telefonaktiebolaget LM Ericsson, B Shares	730,787	3,544,945
		5,745,876
Telecommunication Services 0.1%
Millicom International Cellular S.A. SDR	14,921	655,580
Tele2 AB, B Shares	74,695	616,796
Telia Co. AB	612,061	2,445,093
		3,717,469
		78,029,804

Switzerland 8.6%
Capital Goods 0.6%
ABB Ltd. - Reg'd *	467,833	9,651,590
Geberit AG - Reg'd	8,940	3,779,560
Schindler Holding AG	10,943	2,032,956
Schindler Holding AG - Reg'd	4,537	839,834
		16,303,940
Commercial & Professional Supplies 0.2%
Adecco Group AG	38,240	2,270,689
SGS S.A. - Reg'd	1,318	2,667,754
		4,938,443
Consumer Durables & Apparel 0.4%
Cie Financiere Richemont S.A. - Reg'd	122,609	7,882,517
The Swatch Group AG - Bearer Shares (a)	7,227	2,173,570
The Swatch Group AG - Reg'd	11,639	670,965
		10,727,052
Diversified Financials 0.8%
Credit Suisse Group AG - Reg'd *	437,829	6,108,929
Julius Baer Group Ltd. *	53,043	2,147,264
Pargesa Holding S.A.	8,318	558,367
Partners Group Holding AG	4,156	2,103,934
UBS Group AG - Reg’d	867,013	12,257,534
		23,176,028
Food, Beverage & Tobacco 2.0%
Aryzta AG *	22,198	975,412
Barry Callebaut AG - Reg'd *	534	665,002
Chocoladefabriken Lindt & Spruengli AG	238	1,235,883
Chocoladefabriken Lindt & Spruengli AG - Reg'd	23	1,427,113
Nestle S.A. - Reg'd	756,637	54,866,676
		59,170,086
Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg'd	12,877	1,726,970
Insurance 0.7%
Baloise Holding AG - Reg'd	11,516	1,416,808
Swiss Life Holding AG - Reg'd *	7,680	2,032,378
Swiss Re AG	79,249	7,355,235
Zurich Insurance Group AG *	35,657	9,333,452
		20,137,873
Materials 0.8%
EMS-Chemie Holding AG - Reg'd	2,075	1,041,536
Givaudan S.A. - Reg'd	2,189	4,233,674
LafargeHolcim Ltd. - Reg'd	106,978	5,706,283
Sika AG	519	2,494,551
Syngenta AG - Reg'd	22,008	8,806,850
		22,282,894
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 2.8%
Actelion Ltd. - Reg'd *	24,590	3,553,152
Galenica AG - Reg'd	909	911,378
Lonza Group AG - Reg'd *	12,926	2,439,158
Novartis AG - Reg'd	529,525	37,579,109
Roche Holding AG	166,552	38,253,921
		82,736,718
Real Estate 0.0%
Swiss Prime Site AG - Reg'd *	16,700	1,385,083
Retailing 0.0%
Dufry AG - Reg'd *	10,808	1,314,875
Telecommunication Services 0.1%
Swisscom AG - Reg'd	6,157	2,814,506
Transportation 0.1%
Kuehne & Nagel International AG - Reg'd	13,052	1,769,095
		248,483,563

United Kingdom 17.6%
Automobiles & Components 0.1%
GKN plc	403,858	1,574,974
Banks 2.2%
Barclays plc	4,020,613	9,314,984
HSBC Holdings plc	4,699,826	35,395,032
Lloyds Banking Group plc	15,258,440	10,655,320
Royal Bank of Scotland Group plc *	862,342	1,992,794
Standard Chartered plc *	778,604	6,770,671
		64,128,801
Capital Goods 0.8%
Ashtead Group plc	123,822	1,929,335
BAE Systems plc	754,574	4,999,622
Bunzl plc	79,336	2,129,959
Cobham plc	399,549	697,112
DCC plc	21,014	1,709,688
IMI plc	60,653	736,721
Meggitt plc	179,669	955,831
Rolls-Royce Holdings plc *(b)(f)	19,748,674	24,172
Rolls-Royce Holdings plc *	429,319	3,810,900
Smiths Group plc	91,636	1,587,885
The Weir Group plc	48,776	1,013,213
Travis Perkins plc	59,574	969,236
Wolseley plc	61,057	3,166,994
		23,730,668
Commercial & Professional Supplies 0.5%
Aggreko plc	63,157	617,520
Babcock International Group plc	58,617	708,553
Capita plc	158,039	1,131,228
Experian plc	225,430	4,333,787
G4S plc	381,811	1,025,590
Intertek Group plc	37,163	1,550,518
RELX plc	257,281	4,592,502
		13,959,698
Consumer Durables & Apparel 0.2%
Barratt Developments plc	232,875	1,291,393
Burberry Group plc	109,653	1,977,600
Persimmon plc	72,100	1,492,458
Taylor Wimpey plc	803,910	1,392,164
The Berkeley Group Holdings plc	31,587	911,013
		7,064,628
Consumer Services 0.5%
Carnival plc	45,653	2,201,976
Compass Group plc	384,522	6,957,647
InterContinental Hotels Group plc	44,165	1,712,217

63
Schwab Equity Index Funds  |  Annual Report
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Schwab International Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Merlin Entertainments plc (d)	175,038	986,481
TUI AG	116,827	1,480,867
Whitbread plc	43,597	1,925,908
William Hill plc	221,805	802,371
		16,067,467
Diversified Financials 0.4%
3i Group plc	228,206	1,870,651
Aberdeen Asset Management plc	237,683	929,728
Hargreaves Lansdown plc	64,972	921,086
ICAP plc	133,167	789,608
Investec plc	154,548	959,154
London Stock Exchange Group plc	75,135	2,580,775
Provident Financial plc	34,271	1,235,482
Schroders plc	31,199	1,073,863
		10,360,347
Energy 2.6%
BP plc	4,423,880	26,152,670
Petrofac Ltd.	60,315	594,014
Royal Dutch Shell plc, A Shares	1,009,722	25,149,186
Royal Dutch Shell plc, B Shares	893,242	23,038,947
		74,934,817
Food & Staples Retailing 0.3%
J. Sainsbury plc	391,405	1,200,064
Tesco plc *	1,936,494	4,987,800
WM Morrison Supermarkets plc	511,940	1,417,185
		7,605,049
Food, Beverage & Tobacco 2.0%
Associated British Foods plc	86,124	2,590,526
British American Tobacco plc	442,118	25,339,080
Coca-Cola HBC AG CDI *	39,626	855,125
Diageo plc	598,553	15,931,409
Imperial Brands plc	227,021	10,981,419
Tate & Lyle plc	105,915	1,010,107
		56,707,666
Health Care Equipment & Services 0.1%
Mediclinic International plc	84,173	933,326
Smith & Nephew plc	218,512	3,158,887
		4,092,213
Household & Personal Products 0.9%
Reckitt Benckiser Group plc	151,028	13,511,041
Unilever plc	304,589	12,716,347
		26,227,388
Insurance 1.0%
Admiral Group plc	52,234	1,223,800
Aviva plc	960,541	5,204,955
Direct Line Insurance Group plc	329,168	1,392,569
Legal & General Group plc	1,421,810	3,637,350
Old Mutual plc	1,148,660	2,825,632
Prudential plc	608,272	9,926,311
RSA Insurance Group plc	249,340	1,683,456
St. James's Place plc	125,254	1,446,535
Standard Life plc	473,321	1,953,237
		29,293,845
Materials 1.4%
Anglo American plc *	326,561	4,532,407
Antofagasta plc	88,778	590,468
BHP Billiton plc	496,517	7,466,158
Croda International plc	32,210	1,377,454
Fresnillo plc	54,397	1,094,423
Glencore plc *	2,916,026	8,926,264
Johnson Matthey plc	44,913	1,872,118
Mondi plc	86,402	1,686,181
Security	Number of Shares	Value ($)
Randgold Resources Ltd.	21,736	1,930,300
Rio Tinto plc	292,782	10,181,585
		39,657,358
Media 0.4%
ITV plc	852,113	1,776,441
Pearson plc	191,968	1,775,967
Sky plc	247,935	2,478,667
WPP plc	308,129	6,690,420
		12,721,495
Pharmaceuticals, Biotechnology & Life Sciences 1.8%
AstraZeneca plc	300,370	16,819,242
GlaxoSmithKline plc	1,154,817	22,812,633
Hikma Pharmaceuticals plc	33,976	728,728
Shire plc	211,882	11,963,429
		52,324,032
Real Estate 0.2%
Hammerson plc	185,934	1,250,875
Intu Properties plc	214,014	721,276
Land Securities Group plc	185,117	2,260,390
Segro plc	196,792	1,054,030
The British Land Co., plc	231,969	1,660,757
		6,947,328
Retailing 0.2%
Dixons Carphone plc	239,157	919,459
Kingfisher plc	547,200	2,417,211
Marks & Spencer Group plc	395,363	1,645,021
Next plc	32,729	1,925,572
		6,907,263
Software & Services 0.2%
Auto Trader Group plc (d)	231,645	1,061,275
The Sage Group plc	257,798	2,274,542
Worldpay Group plc (d)	426,707	1,482,991
		4,818,808
Telecommunication Services 0.9%
BT Group plc	2,010,713	9,229,249
Inmarsat plc	104,142	893,336
Vodafone Group plc	6,301,334	17,305,509
		27,428,094
Transportation 0.1%
easyJet plc	37,117	425,641
Royal Mail plc	210,337	1,261,915
		1,687,556
Utilities 0.8%
Centrica plc	1,288,839	3,375,798
National Grid plc	887,446	11,543,699
Severn Trent plc	57,848	1,646,712
SSE plc	237,131	4,610,548
United Utilities Group plc	167,568	1,926,172
		23,102,929
		511,342,424
Total Common Stock
(Cost $2,555,902,633)		2,840,451,179

Preferred Stock 0.6% of net assets

Germany 0.5%
Automobiles & Components 0.3%
Bayerische Motoren Werke AG	12,237	929,102
Porsche Automobil Holding SE	35,717	1,930,089

64
Schwab Equity Index Funds  |  Annual Report
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Schwab International Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

Security	Number of Shares	Value ($)
Schaeffler AG	39,555	599,636
Volkswagen AG	44,875	6,187,164
		9,645,991
Household & Personal Products 0.2%
Henkel AG & Co. KGaA	42,318	5,439,161
Materials 0.0%
Fuchs Petrolub SE	16,120	721,514
		15,806,666

Italy 0.1%
Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	209,571	453,732
Telecommunication Services 0.1%
Telecom Italia S.p.A. - RSP *	1,475,907	1,047,670
		1,501,402
Total Preferred Stock
(Cost $17,481,434)		17,308,068

Rights 0.0% of net assets

Italy 0.0%
Diversified Financials 0.0%
EXOR S.p.A. *(b)(f)	27,867	—

Spain 0.0%
Capital Goods 0.0%
Ferrovial S.A. expires 02/24/17*	117,317	50,226

Sweden 0.0%
Telecommunication Services 0.0%
Tele2 AB expires 01/26/17*(b)(f)	74,695	22,380
Total Rights
(Cost $52,470)		72,606

Other Investment Company 0.2% of net assets

United States 0.2%
Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund,Select Class 0.32% (c)	3,953,494	3,953,494
Total Other Investment Company
(Cost $3,953,494)		3,953,494
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.9% of net assets

Time Deposits 0.9%
Australia & New Zealand Banking Group Ltd.
New Zealand Dollar
0.75%, 11/01/16 (e)	179,989	128,710
BNP Paribas
Hong Kong Dollar
0.01%, 11/01/16 (e)	1,652,539	213,078
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Brown Brothers Harriman
Danish Krone
(0.50%), 11/01/16 (e)	449,984	66,411
Swiss Franc
(1.45%), 11/01/16 (e)	32,642	32,987
DNB
Australian Dollar
0.48%, 11/01/16 (e)	540,904	411,465
Euro
(0.57%), 11/01/16 (e)	254,449	279,322
ING Bank
Singapore Dollar
0.01%, 11/01/16 (e)	294,811	211,903
Nordea Bank
Norwegian Krone
0.09%, 11/01/16 (e)	227,664	27,554
Skandinaviska Enskilda Banken
Swedish Krona
(1.05%), 11/01/16 (e)	1,391,149	154,022
Sumitomo Mitsui Banking Corp.
Great British Pound
0.05%, 11/01/16 (e)	556,867	681,606
Japanese Yen
(0.42%), 11/01/16 (e)	20,367,746	194,219
U.S. Dollar
0.15%, 11/01/16 (e)	24,352,712	24,352,712
Total Short-Term Investments
(Cost $26,753,989)		26,753,989

End of Investments.

At 10/31/16, the tax basis cost of the fund's investments was $2,643,417,014 and the unrealized appreciation and depreciation were $530,418,159 and ($285,295,837), respectively, with a net unrealized appreciation of $245,122,322.
At 10/31/16, the values of certain foreign securities held by the fund aggregating $2,812,076,718 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information).
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,735,911.
(b)	Illiquid security. At the period end, the value of these amounted to $46,552 or 0.0% of net assets.
(c)	The rate shown is the 7-day yield.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $12,909,094 or 0.4% of net assets.
(e)	The rate shown is the current daily overnight rate.
(f)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
Reg'd —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

65
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of October 31, 2016 (continued)

In addition to the above, the fund held the following at 10/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 12/16/16	400	33,314,000	(428,653)
66
Schwab Equity Index Funds  |  Annual Report
See financial notes

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:

Schwab 1000 Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the condensed portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the portfolio holdings (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Schwab 1000 Index Fund (one of the funds constituting Schwab Investments, hereafter referred to as the “Fund”) at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights and portfolio holdings (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

December 16, 2016

PricewaterhouseCoopers LLP, Three Embarcadero Center, San Francisco, CA 94111-4004
T: (415) 498 5000, F: (415) 498 7100, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments – Schwab 1000 Index Fund

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	12/14/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	12/14/16

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	12/14/16